No Load Class
April 30, 2009	Prospectus	www.kineticsfunds.com

The Internet Fund  (WWWFX)

The Global Fund  (WWWEX)

The Paradigm Fund  (WWNPX)

The Medical Fund  (MEDRX)

The Small Cap Opportunities Fund  (KSCOX)

The Market Opportunities Fund  (KMKNX)

The Water Infrastructure Fund  (KWINX)

The Multi-Disciplinary Fund  (KMDNX)

Each a series of Kinetics Mutual Funds, Inc.

Kinetics Logo
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

No Load Class

Overview	1
The Internet Fund	3
The Global Fund	8
The Paradigm Fund	13
The Medical Fund	17
The Small Cap Opportunities Fund	22
The Market Opportunities Fund	26
The Water Infrastructure Fund	31
The Multi-Disciplinary Fund	36
Main Risks of Investing in Each of the Funds	40
Portfolio Holdings Information	45
Management of the Funds and the Portfolios	45
Valuation of Fund Shares	48
How to Purchase Shares	49
How to Redeem Shares	51
Exchange Privilege	54
Distributions and Taxes	54
Distribution of Shares	56
Unique Characteristics of Master/Feeder Structure	57
Counsel and Independent Registered Public Accounting Firm	58
Financial Highlight	59

No Load Class

Kinetics Mutual Funds, Inc.
This combined Prospectus discusses the No Load Class of eight series (each a “Fund” and collectively the “Funds”) of Kinetics Mutual Funds, Inc. (the “Company”).  Unlike many other investment companies which directly acquire and manage their own portfolios of securities, each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Portfolio” and collectively the “Portfolios”) of Kinetics Portfolios Trust (the “Trust”), a Delaware statutory trust (e.g., The Internet Fund invests all of its assets in The Internet Portfolio).  Each Portfolio is an open-end, non-diversified investment company with investment objectives and strategies identical to those of each corresponding Fund.  Investors should carefully consider this investment approach.  For additional information regarding this investment structure, see “Unique Characteristics of Master/Feeder Fund Structure.”
Prospectus
This Prospectus provides vital information about each Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
Investment Adviser
Kinetics Asset Management, Inc.

Minimum Initial Investment
$2,500
April 30, 2009

OVERVIEW

The Internet Fund (the “Internet Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth and secondarily with current income by investing all of its investable assets in the Internet Portfolio (the “Internet Portfolio”).  The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities.

The Global Fund (the “Global Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Global Portfolio (the “Global Portfolio”).  The Global Portfolio invests primarily in the equity securities of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and secondarily in U.S. companies benefiting from international economic growth.

The Paradigm Fund (the “Paradigm Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Paradigm Portfolio (the “Paradigm Portfolio”).  The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the Investment Adviser believes are undervalued, that have high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in assets or revenues.  A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies’ assets.  The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor.

The Medical Fund (the “Medical Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Medical Portfolio (the “Medical Portfolio”).  The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged generally in the medical research, pharmaceutical treatments and related medical technology industries with a focus on companies engaged in cancer research and drug development.

The Small Cap Opportunities Fund (the “Small Cap Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Small Cap Opportunities Portfolio (the “Small Cap Portfolio”).  The Small Cap Portfolio invests primarily in the equity securities of U.S. and foreign small capitalization companies that provide attractive valuation opportunities due to special situations such as little or no institutional ownership, short-term earnings shortfalls, lack of significant analyst coverage, stocks selling at or below book or replacement value, and price to earnings ratios that are less than one half of their projected growth rate.

The Market Opportunities Fund (the “Market Opportunities Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Market Opportunities Portfolio (the “Market Opportunities Portfolio”).  The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets or in the gaming industry.

The Water Infrastructure Fund (the “Water Infrastructure Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth and secondarily with current income by investing all of its investable assets in the Water Infrastructure Portfolio (the “Water Infrastructure Portfolio”).  The Water Infrastructure Portfolio invests primarily in securities issued by U.S. and foreign companies involved in water infrastructure and natural resources with a specific water theme and related activities.

The Multi-Disciplinary Fund (the “Multi-Disciplinary Fund”) is a non-diversified fund that seeks to provide investors with total return, which is expected to include both income and capital appreciation, by investing all of its investable assets in the Multi-Disciplinary Portfolio (the “Multi-Disciplinary Portfolio”).  The Multi-Disciplinary Portfolio utilizes a two-part investment strategy.  The first component of the Multi-Disciplinary Portfolio is primarily a fixed-income portfolio.  The second component of the Multi-Disciplinary Portfolio is a portfolio of various option strategies that may include short puts, covered calls, long calls and a variety of other derivatives.  These strategies may result in the Multi-Disciplinary Portfolio holding equity securities.

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The Statement of Additional Information (the “SAI”) contains more information about the Funds and the types of securities in which they may invest.

Who May Want to Invest

Each Fund (other than the Multi-Disciplinary Fund) may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

The Multi-Disciplinary Fund may be appropriate for investors who:

»	wish to invest for the long-term; and

»	are comfortable with the risks described herein.

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THE INTERNET FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Internet Fund is long-term growth of capital.  The Internet Fund seeks to obtain current income as a secondary objective.

Principal Investment Strategies
The Internet Fund seeks to achieve its investment objective by investing all of its investable assets in the Internet Portfolio.  Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)), of U.S. and foreign companies engaged in the Internet and Internet-related activities.  The Internet Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike.  The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Internet Portfolio securities will be selected by the Investment Adviser from companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet.  Accordingly, the Internet Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, they meet the Internet Portfolio’s investment criteria. Also, such companies’ core business may not be primarily Internet-related. Such companies include, but are not limited to, the following:

»	Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics and news, on the Internet.

»
Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

»
Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

»	Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

»	Internet Service Providers: Companies that provide users with access to the Internet.

»	Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

»	Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

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»	E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

»
Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

»	Other Companies: Companies whose core business may not be primarily Internet-related include, but are not limited to, publishing and media companies.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development.  The Investment Adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

The Internet Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Internet Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Internet Portfolio engages in a temporary defensive strategy, the Internet Portfolio and therefore, the Internet Fund, may not achieve its investment objective.

Fund Structure
The Internet Portfolio has an investment objective identical to that of the Internet Fund.  The Internet Fund may withdraw its investment from the Internet Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Internet Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Internet Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Internet Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Internet Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Internet Fund, and indirectly the Internet Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Internet Fund, Internet Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Internet Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio’s and therefore, the Internet Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry specific developments.  Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

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»
Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

»
Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio’s assets.

»
Foreign Securities Risks: The Internet Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Internet Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Internet Portfolio’s shares and therefore, the Internet Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Internet Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Internet Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Internet Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Internet Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Internet Fund

The bar chart and table shown below illustrate the variability of the returns for the Internet Fund’s No Load Class.  Both assume that all dividends and distributions are reinvested in the Fund.  The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund’s performance from year to year (on a calendar year basis).  The table shows how the Internet Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite Index, both of which represent broad measures of market performance.  The past performance of the Internet Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Internet Fund’s No Load Class or the Internet Portfolio will perform in the future.

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The Internet Fund – No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	1999	Q1	93.07%
Worst Quarter:	2000	Q2	-33.42%

The Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2008
	1 Year	5 Years	10 Years	Since Inception(1)
The Internet Fund (WWWFX) No Load(1)
Return before taxes	-42.24%	-1.58%	3.23%	12.75%
Return after taxes on distributions	-42.28%	-1.81%	3.10%	12.64%
Return after taxes on distributions and sale of Fund shares(2)	-27.44%	-1.42%	2.75%	11.58%
S&P 500® Index(3)	-37.00%	-2.19%	-1.38%	3.73%
NASDAQ Composite® Index(4)	-40.54%	-4.67%	-3.24%	2.02%

(1)
The Internet Fund’s No Load Class shares commenced operations on October 21, 1996 and converted into a feeder fund of the Internet Portfolio on April 28, 2000.  The returns for the two indices in this column have been calculated since the October 21, 1996 inception date of the Internet Fund’s No Load Class shares.

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general.  The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

(4)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

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Fees and Expenses of the Internet Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Internet Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	No Load Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses(7)	0.80%
Shareholder Servicing Fees 0.25%
Other Operating Expenses 0.53%
Acquired Fund Fees and Expenses(8) 0.02%
Total Annual Fund Operating Expenses(9)	2.05%

(1)	This fee table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio.
(2)
You will be assessed a $15 fee for outgoing wire transfers and a $25 fee for returned checks and stop payment orders by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent (“Transfer Agent”).  Please note that these fees are subject to change.

(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your No Load Class shares 30 days or less after you purchase them.   If this fee is imposed it will raise the expenses of your shares.   Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Transfer Agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)	The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio for investment advisory services.
(7)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.”  “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above.

(8)
Acquired Fund Fees and Expenses (“AFFE”) represents the pro rata expenses indirectly incurred by the Fund as a result of investing its cash in unaffiliated money market funds that have their own expenses.  Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus which reflects the Fund’s operating expenses and does not include AFFE.  Without AFFE, the Fund’s Total Annual Fund Operating Expenses would have been 2.03%.

(9)
As of March 1, 2008, the Investment Adviser to the Internet Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.89%.  These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in No Load Class shares of the Internet Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in No Load Class shares of the Internet Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Internet Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Internet Fund would be:

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	1 Year	3 Years	5 Years	10 Years
No Load Class	$208	$643	$1,103	$2,379

THE GLOBAL FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Global Fund is long-term growth of capital.

Principal Investment Strategies
The Global Fund seeks to achieve its investment objective by investing all of its investable assets in the Global Portfolio.  Under normal circumstances, the Global Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of foreign and U.S. companies listed on publicly traded exchanges in countries around the world.  The Global Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Global Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Global Portfolio may also invest in participatory notes. Participatory notes (commonly known as “P-notes”) are derivative instruments used by investors to take positions in certain foreign securities. P-notes are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

The Global Portfolio securities selected by the Investment Adviser generally will be those of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and those of U.S. companies that benefit from international economic growth.  An increase in growth may occur by entry into new distribution channels, through an ability to leverage brand identity, and by improvement in the underlying cost/profitability dynamics of the business.  Accordingly, the Global Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Global Portfolio’s investment criteria.  Such companies include, but are not limited to, the following:

»
Infrastructure:  Companies that hold equity stakes in or are involved in building, owning  or operating infrastructure assets including electric generation and transmission, airports, toll roads, railways, ports, etc.

»	Energy: Companies that explore for, finance, produce, market or distribute energy-oriented products and services, including oil and natural gas, coal and alternate energy sources.

»	Utilities: Companies and industries such as gas, electric and telephone.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Real Estate Development: Companies that provide commercial real estate property and services.

»	Business Services: Companies that provide business-to-business products and services.

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»	Healthcare: Companies and industries such as pharmaceuticals, healthcare services, contracting services, hospitals, medical devices, medical equipment, etc.

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Travel & Leisure: Companies that provide transportation and recreational services.

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities or achieve a greater competitive advantage in cost/profitability and brand image leveraging.  This evaluation by the Investment Adviser includes consideration of a company’s potential to maintain and grow long lived assets, while generating high returns on capital with operating predictability and transparency.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

The Global Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Global Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Global Portfolio engages in a temporary defensive strategy, the Global Portfolio and, therefore, the Global Fund, may not achieve its investment objective.

Fund Structure
The Global Portfolio has an investment objective identical to that of the Global Fund.  The Global Fund may withdraw its investment from the Global Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Global Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Global Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Global Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Global Fund’s assets directly.

Principal Risks of Investment
The Global Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.  The principal risks of investing in the Global Fund, and indirectly the Global Portfolio, are listed below and could adversely affect the NAV, total return and value of the Global Fund, Global Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Global Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Global Portfolio’s and therefore, the Global Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small and Medium-Size Company Risks: The Global Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global Portfolio’s assets.

9

»
Foreign Securities Risks: The Global Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Global Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Global Portfolio’s shares and therefore, the Global Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Global Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Global Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
Derivatives Risks:  The Global Portfolio’s investments in P-notes and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Global Portfolio.

»
Management Risk:  There is no guarantee that the Global Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Global Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Global Fund

The bar chart and table shown below illustrate the variability of the returns for the Global Fund’s No Load Class.  Both assume that all dividends and distributions are reinvested in the Fund.  The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund’s performance from year to year (on a calendar year basis).  The table shows how the Global Fund’s average annual returns, before and after taxes, compare with those of the MSCI EAFE Index which represents a broad measure of market performance.  As of March 14, 2008, the Global Fund and the Global Portfolio, which were formerly known as the Internet Emerging Growth Fund and the Internet Emerging Growth Portfolio, respectively, changed to the investment strategy set forth in this Prospectus.  The performance shown for the periods or portion of periods prior to March 14, 2008 represents performance of the Global Portfolio’s prior strategy to invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small and medium-capitalization U.S. and foreign companies engaged in the Internet and Internet-related activities.  The past performance of the Global Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Global Fund’s No Load Class or the Global Portfolio will perform in the future.

10

The Global Fund – No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2003	Q2	16.93%
Worst Quarter:	2000	Q4	-38.09%

The Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2008
	1 Year	5 Years	Since Inception(1)
The Global Fund (WWWEX) No Load
Return before taxes	-50.72%	-7.87%	-12.94%
Return after taxes on distributions	-50.85%	-8.72%	-13.42%
Return after taxes on distributions and sale of Fund shares(2)	-32.71%	-6.58%	-9.87%
MSCI EAFE Index(3)	-45.09%	-0.81%	-3.84%

(1)
The Global Fund’s No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Global Portfolio on April 28, 2000.  The return for the index in this column has been calculated since the December 31, 1999 inception date of the Global Fund’s No Load Class shares.

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.  As of June 2007, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

11

Fees and Expenses of the Global Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Global Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Fund Operating Expenses (expenses deducted from Fund assets)	No Load Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses(7)	4.74%
Shareholder Servicing Fees 0.25%
Other Operating Expenses 4.49%
Total Annual Fund Operating Expenses(8)	5.99%

(1)	This fee table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio.
(2)	You will be assessed a $15 fee for outgoing wire transfers, and a $25 fee for returned checks and stop payment orders by the Transfer Agent. Please note that these fees are subject to change.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your No Load Class shares 30 days or less after you purchase them.   If this fee is imposed it will raise the expenses of your shares.  Such fees, when imposed, are credited directly to the assets of the Global Fund to help defray any potential expenses to the Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Transfer Agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)	The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio for investment advisory services.
(7)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.”  “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above. “Other Operating Expenses” also includes AFFE incurred by the Fund as a result of its investment in any money market fund or other investment company.  For the fiscal year ended December 31, 2008, the Fund incurred AFFE totaling less than 0.01% of the Fund’s average daily net assets.

(8)
As of March 1, 2008, the Investment Adviser to the Global Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.39%.  These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in No Load Class shares of the Global Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in No Load Class shares of the Global Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Global Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Global Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$596	$1,770	$2,922	$5,702

12

THE PARADIGM FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Paradigm Fund is long-term growth of capital.

Principal Investment Strategies
The Paradigm Fund seeks to achieve its investment objective by investing all of its investable assets in the Paradigm Portfolio.  Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of U.S. and foreign companies.  The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued, that have high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues.  A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies’ assets.  The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor.  The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

Paradigm Portfolio securities will be selected by the Investment Adviser from companies that are engaged in various industries that will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Paradigm Portfolio’s investment criteria.  Accordingly, the Paradigm Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.  Such companies include, but are not limited to, the following:

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Real Estate Development: Companies that provide commercial real estate property and services.

»	Business Services: Companies that provide business-to-business products and services.

»	Travel & Leisure: Companies that provide transportation and recreational services.

»	Utilities: Companies and industries such as gas, electric and telephone.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

The Paradigm Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

13

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Paradigm Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Paradigm Portfolio engages in a temporary defensive strategy, the Paradigm Portfolio and therefore, the Paradigm Fund, may not achieve its investment objective.

Fund Structure
The Paradigm Portfolio has an investment objective identical to that of the Paradigm Fund.  The Paradigm Fund may withdraw its investment from the Paradigm Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Paradigm Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Paradigm Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Paradigm Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Paradigm Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Paradigm Fund, and indirectly the Paradigm Portfolio, are listed below and could adversely affect the NAV, total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Paradigm Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s and therefore, the Paradigm Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry specific developments.  Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»
Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets.

»
Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio’s shares and therefore, the Paradigm Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

14

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Paradigm Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Paradigm Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Paradigm Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Paradigm Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Paradigm Fund

The bar chart and table shown below illustrate the variability of the returns for the Paradigm Fund’s No Load Class.  Both assume that all dividends and distributions are reinvested in the Fund.  The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund’s performance from year to year (on a calendar year basis).  The table shows how the Paradigm Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.  The past performance of the Paradigm Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Paradigm Fund’s No Load Class or the Paradigm Portfolio will perform in the future.

The Paradigm Fund – No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2003	Q2	20.63%
Worst Quarter:	2008	Q4	-29.00%

15

The Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2008
	1 Year	5 Years	Since Inception(1)
The Paradigm Fund (WWNPX) No Load
Return before taxes	-53.17%	0.36%	4.78%
Return after taxes on distributions	-53.21%	0.15%	4.65%
Return after taxes on distributions and sale of Fund shares(2)	-34.51%	0.30%	4.16%
S&P 500® Index(3)	-37.00%	-2.19%	-3.60%
NASDAQ Composite® Index (4)	-40.54%	-4.67%	-10.00%

(1)
The Paradigm Fund’s No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Paradigm Portfolio on April 28, 2000.  The returns for the two indices in this column have been calculated since the December 31, 1999 inception date of the Paradigm Fund’s No Load Class shares.

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general.  The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

(4)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Paradigm Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Paradigm Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	No Load Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses(7)	0.48%
Shareholder Servicing Fees 0.25%
Other Operating Expenses 0.23%
Total Annual Fund Operating Expenses(8)	1.73%

(1)	This fee table and example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio.
(2)	You will be assessed a $15 fee for outgoing wire transfers, and a $25 fee for returned checks and stop payment orders by the Transfer Agent. Please note that these fees are subject to change.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your No Load Class shares 30 days or less after you purchase them.  If this fee is imposed it will raise the expenses of your shares.  Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

16

(4)
The Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Transfer Agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)	The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio for investment advisory services.
(7)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.”  “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above. “Other Operating Expenses” also includes AFFE incurred by the Fund as a result of its investment in any money market fund or other investment company.  For the fiscal year ended December 31, 2008, the Fund incurred AFFE totaling less than 0.01% of the Fund’s average daily net assets.

(8)
As of March 1, 2008, the Investment Adviser to the Paradigm Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.64%.  These waivers and reimbursements may be discontinued at any time.

Example
This Example is intended to help you compare the cost of investing in No Load Class shares of the Paradigm Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in No Load Class shares of the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Paradigm Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$176	$545	$939	$2,041

THE MEDICAL FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Medical Fund is long-term growth of capital.

Principal Investment Strategies
The Medical Fund seeks to achieve its investment objective by investing all of its investable assets in the Medical Portfolio.  Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of U.S. and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development.  The Medical Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Medical Portfolio’s Investment Adviser believes that favorable investment opportunities are available through companies that are developing technology, products, and/or services for cancer research and treatment and related medical activities.  Accordingly, the Medical Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.

Medical Portfolio securities will be selected by the Investment Adviser from companies that are engaged in the medical industry generally, including, among others, companies engaged in cancer research and treatment, biopharmaceutical research and the development of medical instruments for therapeutic purposes.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Medical Portfolio’s investment criteria.  Such companies include, but are not limited to, the following:

17

»	Pharmaceutical Development: Companies that develop drugs and medications for the treatment and prevention of cancer and other disease.

»
Surgical and Medical Instrument Manufacturers and Developers: Companies that produce, manufacture and develop the tools used by health care providers in the delivery of medical care and procedures for the treatment of cancer and other diseases.

»	Pharmaceutical Manufacturers: Companies that primarily engage in the mass production of existing drugs and medicines including drugs and medicines for the treatment of cancer and other diseases.

»	Biotech & Medical Research: Companies that primarily research and develop new methods and procedures in the provision of health care related services for the treatment of cancer and other diseases.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Investment Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth.

The Medical Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Medical Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Medical Portfolio engages in a temporary defensive strategy, the Medical Portfolio and therefore, the Medical Fund, may not achieve its investment objective.

Fund Structure
The Medical Portfolio has an investment objective identical to that of the Medical Fund.  The Medical Fund may withdraw its investment from the Medical Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Medical Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Medical Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Medical Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Medical Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Medical Fund, and indirectly the Medical Portfolio, are listed below and could adversely affect the NAV, total return and value of the Medical Fund, the Medical Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Medical Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio’s and therefore, the Medical Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

18

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry-specific developments.  Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

»
Specific Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries.  Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances.  Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

»
Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio’s assets.

»
Foreign Securities Risks: The Medical Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Medical Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Medical Portfolio’s shares, and therefore, the Medical Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Medical Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Medical Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Medical Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Medical Fund, nor can it assure you that the market value of your investment will not decline.

19

Performance of the Medical Fund

The bar chart and table shown below illustrate the variability of the returns for the Medical Fund’s No Load Class.  Both assume that all dividends and distributions are reinvested in the Fund.  The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund’s performance from year to year (on a calendar year basis).  The table shows how the Medical Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.  The past performance of the Medical Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Medical Fund’s No Load Class or the Medical Portfolio will perform in the future.

The Medical Fund – No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2000	Q1	26.57%
Worst Quarter:	2002	Q2	-19.65%

The Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2008
	1 Year	5 Years	Since Inception(1)
The Medical Fund (MEDRX) No Load
Return before taxes	-20.42%	2.30%	6.36%
Return after taxes on distributions	-20.83%	1.86%	6.09%
Return after taxes on distributions and sale of Fund shares(2)	-12.73%	2.00%	5.59%
S&P 500® Index(3)	-37.00%	-2.19%	-2.05%
NASDAQ Composite® Index(4)	-40.54%	-4.67%	-5.82%

(1)
The Medical Fund’s No Load Class shares commenced operations on September 30, 1999 and converted into a feeder fund of the Medical Portfolio on April 28, 2000.  The returns for the two indices in this column have been calculated since the September 30, 1999 inception date for the Medical Fund’s No Load Class shares.

20

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general.  The Index is not an investment product available for purchase and does note include any deduction for fees, expenses or taxes.

(4)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Medical Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Medical Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)(3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	No Load Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses(7)	1.02%
Shareholder Servicing Fees 0.25%
Other Operating Expenses 0.77%
Total Annual Fund Operating Expenses(8)	2.27%

(1)	This fee table and example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio.
(2)	You will be assessed a $15 fee for outgoing wire transfers, and a $25 fee for returned checks and stop payment orders by the Transfer Agent. Please note that these fees are subject to change.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your No Load Class shares 30 days or less after you purchase them.  If this fee is imposed it will raise the expenses of your shares.  Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Transfer Agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)	The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio for investment advisory services.
(7)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.”  “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above. “Other Operating Expenses” also includes AFFE incurred by the Fund as a result of its investment in any money market fund or other investment company.  For the fiscal year ended December 31, 2008, the Fund incurred AFFE totaling less than 0.01% of the Fund’s average daily net assets.

(8)
As of March 1, 2008, the Investment Adviser to the Medical Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.39%.  These waivers and reimbursements may be discontinued at any time.

21

Example

This Example is intended to help you compare the cost of investing in No Load Class shares of the Medical Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in No Load Class shares of the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Medical Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$230	$709	$1,215	$2,605

THE SMALL CAP OPPORTUNITIES FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Small Cap Fund is long-term growth of capital.

Principal Investment Strategies
The Small Cap Fund seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio.  Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs GDRs and IDRs) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities.  The Small Cap Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those that have a market capitalization of less than $3 billion.  The Investment Adviser believes that favorable investment opportunities are available through companies that exhibit a number of the following characteristics: have little or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have price to earnings ratios that are less than one half of their projected growth rate.

Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, the companies meet the Small Cap Portfolio’s investment criteria.  Such companies include, but are not limited to the following:

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Manufacturing and Consumer Products: Companies that manufacture and distribute products to retail outlets.

»	Utilities: Companies and industries such as gas, electric and telephone.

22

The Investment Adviser considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Investment Adviser also looks at the amount of capital a company spends on research and development.

The Small Cap Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Small Cap Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Small Cap Portfolio engages in a temporary defensive strategy, the Small Cap Portfolio and therefore, the Small Cap Fund, may not achieve its investment objective.

Fund Structure
The Small Cap Portfolio has an investment objective identical to that of the Small Cap Fund.  The Small Cap Fund may withdraw its investment from the Small Cap Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Small Cap Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Small Cap Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Small Cap Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Small Cap Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Small Cap Fund, and indirectly the Small Cap Portfolio, are listed below and could adversely affect the NAV, total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Small Cap Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio’s and therefore, the Small Cap Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small Company Risks: The Small Cap Portfolio primarily invests in the stocks of small-size companies. Small-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio’s assets.

»
Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Small Cap Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Small Cap Portfolio’s shares, and therefore, the Small Cap Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

23

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Small Cap Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Small Cap Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Small Cap Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Small Cap Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Small Cap Fund

The bar chart and table shown below illustrate the variability of the returns for the Small Cap Fund’s No Load Class.  Both assume that all dividends and distributions are reinvested in the Fund.  The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund’s performance from year to year (on a calendar year basis).  The table shows how the Small Cap Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.  The past performance of the Small Cap Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Small Cap Fund’s No Load Class or the Small Cap Portfolio will perform in the future.

The Small Cap Fund – No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2003	Q2	16.70%
Worst Quarter:	2008	Q4	-29.94%

24

The Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2008
	1 Year	5 Years	Since Inception(1)
The Small Cap Opportunities Fund (KSCOX) No Load
Return before taxes	-57.88%	-3.15%	4.19%
Return after taxes on distributions	-58.01%	-3.47%	3.93%
Return after taxes on distributions and sale of Fund shares(2)	-37.45%	-2.71%	3.56%
S&P 500® Index(3)	-37.00%	-2.19%	-3.62%
NASDAQ Composite® Index(4)	-40.54%	-4.67%	-11.50%
(1)
The Small Cap Fund’s No Load Class shares commenced operations on March 20, 2000, and converted to a feeder fund of the Small Cap Portfolio on April 28, 2000.  The returns for the two indices in this column have been calculated since the March 20, 2000 inception date of the Small Cap Fund’s No Load Class shares.

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general.  The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

(4)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Small Cap Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Small Cap Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	No Load Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses(7)	0.54%
Shareholder Servicing Fees 0.25%
Other Operating Expenses 0.29%
Total Annual Fund Operating Expenses(8)	1.79%

(1)	This fee table and example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Portfolio.
(2)	You will be assessed a $15 fee for outgoing wire transfers, and a $25 fee for returned checks and stop payment orders by the Transfer Agent. Please note that these fees are subject to change.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your No Load Class shares 30 days or less after you purchase them.  If this fee is imposed it will raise the expenses of your shares.  Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

25

(4)
The Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Transfer Agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)	The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio for investment advisory services.
(7)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.”  “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above. “Other Operating Expenses” also includes AFFE incurred by the Fund as a result of its investment in any money market fund or other investment company.  For the fiscal year ended December 31, 2008, the Fund incurred AFFE totaling less than 0.01% of the Fund’s average daily net assets.

(8)
As of March 1, 2008, the Investment Adviser to the Small Cap Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.64%.  These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in No Load Class shares of the Small Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in No Load Class shares of the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Small Cap Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$182	$563	$970	$2,105

THE MARKET OPPORTUNITIES FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Market Opportunities Fund is long-term growth of capital.

Principal Investment Strategies
The Market Opportunities Fund seeks to achieve its investment objective by investing all of its investable assets in the Market Opportunities Portfolio.  Under normal circumstances, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs, GDRs, and IDRs) of U.S. and foreign companies involved in capital markets or related to capital markets, as well as companies involved in the gaming industry.  Capital market companies include companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses.  The Market Opportunities Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Market Opportunities Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Market Opportunities Portfolio securities will be selected by the Investment Adviser from companies that are engaged in public exchanges, as well as derivative exchanges and companies that derive at least 20% of their revenue from such exchanges or from the gaming industry.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Market Opportunities Portfolio’s investment criteria.  Such companies include, but are not limited to, the following:

26

»	Exchanges: Companies that are organized as public exchanges where debt and equity securities are traded, including derivative exchanges.

»	Financial Services: Companies that engage in financial service transactions relating to capital markets such as banking, credit cards and investment services.

»	Business Services: Companies that provide business-to-business products and services involving capital markets or the gaming industry.

»	Gaming: Companies engaged in casino entertainment, including casino resorts and other leisure activities.

Although the Market Opportunities Portfolio intends to focus its investments in the capital markets and gaming sectors, the Market Opportunities Portfolio may also purchase the securities of companies such as auction houses and payroll and other processing companies, that, due to the fixed costs of their operations, benefit from an increase in the volume of sales/transactions.

The Investment Adviser selects portfolio securities by evaluating a company’s balance sheets, corporate revenues, earnings and dividends.

The Market Opportunities Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Market Opportunities Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Market Opportunities Portfolio engages in a temporary defensive strategy, the Market Opportunities Portfolio and therefore, the Market Opportunities Fund, may not achieve its investment objective.

Fund Structure
The Market Opportunities Portfolio has an investment objective identical to that of the Market Opportunities Fund.  The Market Opportunities Fund may withdraw its investment from the Market Opportunities Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Market Opportunities Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Market Opportunities Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Market Opportunities Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Market Opportunities Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Market Opportunities Fund, and indirectly the Market Opportunities Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Market Opportunities Fund, Market Opportunities Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Market Opportunities Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Market Opportunities Portfolio’s and therefore, the Market Opportunities Fund’s, investment objective.

27

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Sector/Industry Concentration Risks: To the extent that the Market Opportunities Portfolio focuses its investments in one or more sectors or industries, it may be subject to the risks affecting that sector or industry more than would a fund that invests in a wide variety of market sectors or industries.  For instance, companies in either the capital markets or gaming industries may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability of companies in those industries.

»
Small and Medium-Size Company Risks: The Market Opportunities Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Market Opportunities Portfolio’s assets.

»
Foreign Securities Risks: The Market Opportunities Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Market Opportunities Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio’s shares and therefore, the Market Opportunities Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Market Opportunities Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Market Opportunities Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Market Opportunities Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Market Opportunities Fund, nor can it assure you that the market value of your investment will not decline.

28

Performance of the Market Opportunities Fund

The bar chart and table shown below illustrate the variability of the returns for the Market Opportunities Fund’s No Load Class.  Both assume that all dividends and distributions are reinvested in the Fund.  The bar chart indicates the risks of investing in the Market Opportunities Fund by showing the changes in the Market Opportunities Fund’s performance from year to year (on a calendar year basis).  The table shows how the Market Opportunities Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.  The past performance of the Market Opportunities Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund’s No Load Class or the Market Opportunities Portfolio will perform in the future.

The Market Opportunities Fund – No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2007	Q3	12.03%
Worst Quarter:	2008	Q4	-27.18%

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2008
	1 Year	Since Inception(1)
The Market Opportunities Fund (KMKNX) No Load
Return before taxes	-54.82%	-10.16%
Return after taxes on distributions	-54.88%	-10.23%
Return after taxes on distributions and sale of Fund shares(2)	-35.56%	-8.49%
S&P 500® Index(3)	-37.00%	-9.41%
NASDAQ Composite® Index(4)	-40.54%	-12.22%

(1)
The Market Opportunities Fund’s No Load Class shares commenced operations on January 31, 2006.  The returns for the two indices in this column have been calculated since the January 31, 2006 inception date of the Market Opportunities Fund’s No Load Class shares.

29

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general.  The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

(4)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Market Opportunities Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Market Opportunities Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)(3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	No Load Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses(7)	0.58%
Shareholder Servicing Fees 0.25%
Other Operating Expenses 0.33%
Total Annual Fund Operating Expenses(8)	1.83%

(1)	This fee table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio.
(2)	You will be assessed a $15 fee for outgoing wire transfers, and a $25 fee for returned checks and stop payment orders by the Transfer Agent. Please note that these fees are subject to change.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your No Load Class shares 30 days or less after you purchase them.  If this fee is imposed it will raise the expenses of your shares.  Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Transfer Agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)
The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio for investment advisory services.

(7)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.”  “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above. “Other Operating Expenses” also includes AFFE incurred by the Fund as a result of its investment in any money market fund or other investment company.  For the fiscal year ended December 31, 2008, the Fund incurred AFFE totaling less than 0.01% of the Fund’s average daily net assets.

(8)
As of March 1, 2008, the Investment Adviser to the Market Opportunities Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.64%.  These waivers and reimbursements may be discontinued at any time.

30

Example

This Example is intended to help you compare the cost of investing in No Load Class shares of the Market Opportunities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in No Load Class shares of the Market Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Market Opportunities Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Market Opportunities Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$186	$576	$990	$2,148

THE WATER INFRASTRUCTURE FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Water Infrastructure Fund is long-term growth of capital.  The Water Infrastructure Fund seeks to obtain current income as a secondary objective.

Principal Investment Strategies
The Water Infrastructure Fund seeks to achieve its investment objective by investing all of its investable assets in the Water Infrastructure Portfolio.  Under normal circumstances, the Water Infrastructure Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, fixed-income securities such as bonds and debentures, and warrants, derivatives, and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs), of U.S. and foreign companies engaged in water infrastructure and natural resources with a specific water theme and related activities.  For purposes of this 80% policy, a company will be considered in the water infrastructure or natural resource industry if at least 50% of its revenues come from water-related activities or activities related to natural resources.  The Water Infrastructure Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

Under normal circumstances, the Water Infrastructure Portfolio will invest no more than 20% of its net assets in fixed income securities.  There are no limitations as to the maturities or credit ratings of the fixed income securities in which the Water Infrastructure Portfolio may invest; provided, however, that the Water Infrastructure Portfolio will invest no more than 10% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Water Infrastructure Portfolio aims to invest in securities issued by companies operating in the water infrastructure and natural resource sector globally.  The companies targeted in the water sector will include, but are not limited to, water production companies, water conditioning and desalination companies, water suppliers, water transport and distribution companies, companies specializing in the treatment of waste water, sewage and solid, liquid and chemical waste, companies operating sewage treatment plants and companies providing equipment, consulting and engineering services in connection with the above-described activities.  Companies targeted in the natural resource sector are those that are dependent on water usage in industries such as agriculture, timber, oil and gas service, hydroelectricity and alternative renewable energy.

There are no limitations on the amount that the Water Infrastructure Portfolio may invest or hold in any single issuer; however, the Portfolio currently intends to limit its investments at the time of purchase to 10% of the Water Infrastructure Portfolio’s assets in any single position.  The companies in which the Water Infrastructure Portfolio may invest may be large, medium or small in size if, in the Investment Adviser’s opinion, they meet the Water Infrastructure Portfolio’s investment criteria.

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The Investment Adviser uses a value-based strategy in managing the Water Infrastructure Portfolio, which means that both equity and fixed income security purchase selections will be based primarily upon current relative valuation of company fundamentals, although the growth prospects of respective companies within the global water industry will also be considered.  When determining the intrinsic value of each potential company for the Water Infrastructure Portfolio, the Investment Adviser will primarily focus on traditional valuation metrics including, but not limited to, price to earnings, price to cash flow, book value, price to sales, return on equity, and return on invested capital.  In addition, the Investment Adviser will evaluate the estimated growth prospect for each company by evaluating such metrics as forward price to earnings, and will also use merger and acquisition metrics and sum of the parts valuation (break-up value or private market value) to better ascertain market and intrinsic valuation.

The Water Infrastructure Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Water Infrastructure Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Water Infrastructure Portfolio engages in a temporary defensive strategy, the Water Infrastructure Portfolio and therefore, the Water Infrastructure Fund, may not achieve its investment objective.

Fund Structure
The Water Infrastructure Portfolio has an investment objective identical to that of the Water Infrastructure Fund.  The Water Infrastructure Fund may withdraw its investment from the Water Infrastructure Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Water Infrastructure Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Water Infrastructure Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Water Infrastructure Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Water Infrastructure Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Water Infrastructure Fund, and indirectly the Water Infrastructure Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Water Infrastructure Fund, Water Infrastructure Portfolio and your investment.

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Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Water Infrastructure Portfolio is likely to decline in value and you could lose money on your investment.

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Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Water Infrastructure Portfolio’s and therefore, the Water Infrastructure Fund’s, investment objective.

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Liquidity Risks: The Water Infrastructure Portfolio’s investments in the securities of small and medium capitalization companies and in non-investment grade fixed income securities makes the Water Infrastructure Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

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Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments.  Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

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Small and Medium-Size Company Risks: The Water Infrastructure Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Water Infrastructure Portfolio’s assets.

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Foreign Securities Risks: The Water Infrastructure Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

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Non-Diversification Risks: As a non-diversified investment company, the Water Infrastructure Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Water Infrastructure Portfolio’s shares and therefore, the Water Infrastructure Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

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Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Water Infrastructure Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

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Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Water Infrastructure Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

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Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

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Water Infrastructure Industry Specific Risks:  Adverse developments in the water industry may significantly affect the value of the shares of the Water Infrastructure Fund.  Companies involved in the water industry are subject to environmental considerations, changes in taxation and government regulation, price and supply fluctuations, changes in technology, competition and water conservation.  There can be no assurances that the regulatory environment will remain the same.  Unfavorable regulatory rulings, including structural changes to pricing and the competitive playing field, may affect the underlying companies’ ability to produce favorable returns.

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Value Style Risks:  Over time, a value-based investment style may go in and out of favor, causing the Water Infrastructure Portfolio to sometimes under-perform other funds that use different investment styles, such as a growth-based investment style.

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Derivatives Risks:  The Water Infrastructure Portfolio’s investments in options and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Water Infrastructure Portfolio.

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Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Water Infrastructure Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Water Infrastructure Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

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Natural Resources Investment Risks:  Investments in companies in natural resources industries can be significantly affected by (often rapid) changes in the supply of, or demand for, various natural resources.  These companies also may be affected by changes in energy prices, international political and economic developments, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

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Management Risk:  There is no guarantee that the Water Infrastructure Fund will meet its investment objective. The Investment Adviser cannot guarantee the performance of the Water Infrastructure Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Water Infrastructure Fund

The bar chart and table shown below illustrate the variability of the returns for the Water Infrastructure Fund’s No Load Class.  Both assume that all dividends and distributions are reinvested in the Fund.  The bar chart shows the Water Infrastructure Fund’s performance for the last calendar year.  The table shows how the Water Infrastructure Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.  The past performance of the Water Infrastructure Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Water Infrastructure Fund’s No Load Class or the Water Infrastructure Portfolio will perform in the future.

The Water Infrastructure Fund – No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2008	Q2	1.02%
Worst Quarter:	2008	Q3	-12.58%

The Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.

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Average Annual Total Returns as of 12/31/2008
	1 Year	Since Inception(1)
The Water Infrastructure Fund (KWINX) No Load
Return before taxes	-25.17%	-16.07%
Return after taxes on distributions	-25.17%	-16.19%
Return after taxes on distributions and sale of Fund shares(2)	-16.36%	-13.59%
S&P 500® Index(3)	-37.00%	-27.08%
NASDAQ Composite® Index(4)	-40.54%	-28.30%

(1)
The Water Infrastructure Fund’s No Load Class shares commenced operations on June 29, 2007.  The returns for the two indices in this column have been calculated since the June 29, 2007 inception date of the Water Infrastructure Fund’s No Load Class shares.

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general.  The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

(4)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Water Infrastructure Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Water Infrastructure Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)(3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	No Load Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses(7)	0.98%
Shareholder Servicing Fees 0.25%
Other Operating Expenses 0.70%
Acquired Fund Fees and Expense(8)	0.03%
Total Annual Fund Operating Expenses(9)	2.23%

(1)	This fee table and the example below reflect the aggregate expenses of the Water Infrastructure Fund and the Water Infrastructure Portfolio.
(2)	You will be assessed a $15 fee for outgoing wire transfers, and a $25 fee for returned checks and stop payment orders by the Transfer Agent. Please note that these fees are subject to change.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your No Load Class shares 30 days or less after you purchase them.  If this fee is imposed it will raise the expenses of your shares.  Such fees, when imposed, are credited directly to the assets of the Water Infrastructure Fund to help defray any potential expenses to the Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Transfer Agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)
The management fees paid by the Water Infrastructure Fund reflect the proportionate share of fees allocated to the Water Infrastructure Fund from the Water Infrastructure Portfolio for investment advisory services.

(7)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses”.  “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above.

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(8)
AFFE represents the pro rata expenses indirectly incurred by the Fund as a result of investing its cash in unaffiliated money market funds that have their own expenses.  Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus which reflects the Fund’s operating expenses and does not include AFFE.  Without AFFE, the Fund’s Total Annual Fund Operating Expenses would have been 2.20%.

(9)
As of March 1, 2008, the Investment Adviser to the Water Infrastructure Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.64%.  These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in No Load Class shares of the Water Infrastructure Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in No Load Class shares of the Water Infrastructure Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Water Infrastructure Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Water Infrastructure Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$226	$697	$1,195	$2,565

THE MULTI-DISCIPLINARY FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Multi-Disciplinary Fund is total return.  This investment objective is non-fundamental, which means that the Board of Directors may change the investment objective without shareholder approval.

Principal Investment Strategies
The Multi-Disciplinary Fund seeks to achieve its investment objective of total return by investing all of its investable assets in the Multi-Disciplinary Portfolio. “Total Return” sought by the Multi-Disciplinary Portfolio consists of income earned on the Multi-Disciplinary Portfolio’s investments, plus capital appreciation, if any. The Multi-Disciplinary Portfolio utilizes a two-part investment strategy, which includes fixed-income and derivatives components.  Under normal circumstances, the Multi-Disciplinary Portfolio will invest at least 65% of its net assets in fixed-income securities and derivatives.

There is no limit on the amount of assets the Multi-Disciplinary Portfolio may invest in fixed-income securities.  For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers.  Corporate bonds held by the Multi-Disciplinary Portfolio generally are senior secured or senior unsecured, are of investment grade quality, and have durations of 0-5 years.  However, there is no limit as to the maturities or credit ratings associated with such bonds.  The Multi-Disciplinary Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries.  The Multi-Disciplinary Portfolio may invest up to 5% of its total assets in junk bonds, including defaulted bonds. The Multi-Disciplinary Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

The Multi-Disciplinary Portfolio may invest up to 90% of its net assets in selling equity put options.  The Multi-Disciplinary Portfolio may also invest more than 5% in U.S. Treasury note futures; selling or buying equity calls, bond calls, and bond put options; and credit default swaps, as well as other derivatives, to manage risk or to enhance return.  The Multi-Disciplinary Portfolio will not invest more than 15% of its net assets in instruments that are not deemed liquid.  In connection with the Multi-Disciplinary Portfolio’s positions in derivatives, the Multi-Disciplinary Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable Securities and Exchange Commission (“SEC”) requirements.

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The Multi-Disciplinary Portfolio’s option strategy component focuses on the use of options on companies that the Investment Adviser believes have unique business attributes and/or long-term unique fundamental business characteristics.  The companies considered by the Investment Adviser for various option strategies undergo a fundamental analysis review by the Investment Adviser’s research team, including but not limited to valuation, credit analysis, and earnings quality.

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold.  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, currency or other instrument at the exercise price.  A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

The put options that the Multi-Disciplinary Portfolio writes (sells) on specific underlying equity securities are generally traded on a national securities exchange.  They provide a specific date on which the holder may exercise its rights under the options, and are commonly referred to as “European-style” options.  By writing put options, the Multi-Disciplinary Portfolio receives income in the form of cash premiums from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Multi-Disciplinary Portfolio.  The Multi-Disciplinary Portfolio is not expected to make a cash payment if the prevailing market value of the underlying equity securities on an expiration date exceeds the strike price of the put option that the Multi-Disciplinary Portfolio has written.

The Multi-Disciplinary Portfolio may hold equity securities in limited circumstances.  For example, a position will result if put options are exercised against the Multi-Disciplinary Portfolio, in connection with a corporate restructuring of an issuer or convertible securities. However, the Multi-Disciplinary Portfolio will not invest directly in equity securities.

There are no limitations on the amount that the Multi-Disciplinary Portfolio may invest or hold in any single issuer; however, the Multi-Disciplinary Portfolio currently intends to limit its investments at the time of purchase to 10% of the Multi-Disciplinary Portfolio’s assets in any single position.

The Investment Adviser uses a bottom-up approach in managing the Multi-Disciplinary Fund, which means that the focus is on the analysis of individual securities.  By engaging in quantitative and qualitative analysis of individual securities, the Investment Adviser examines a company’s current relative valuation and earning potential and assesses the company’s competitive positioning.

The Investment Adviser may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. The Investment Adviser may actively trade Multi-Disciplinary Portfolio securities.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Multi-Disciplinary Portfolio may invest up to 100% of its assets in high quality, U.S. short-term debt securities and money market instruments. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.  To the extent that the Multi-Disciplinary Portfolio engages in a temporary defensive strategy, the Multi-Disciplinary Portfolio and, therefore, the Multi-Disciplinary Fund, may not achieve its investment objective.

Fund Structure
The Multi-Disciplinary Portfolio has an investment objective identical to that of the Multi-Disciplinary Fund.  The Multi-Disciplinary Fund may withdraw its investment from the Multi-Disciplinary Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Multi-Disciplinary Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Multi-Disciplinary Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Multi-Disciplinary Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Multi-Disciplinary Fund’s assets directly.

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Principal Risks of Investment
The Multi-Disciplinary Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.  The principal risks of investing in the Multi-Disciplinary Fund, and indirectly the Multi-Disciplinary Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Multi-Disciplinary Fund, Multi-Disciplinary Portfolio and your investment.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Derivatives Risks:  The Multi-Disciplinary Portfolio’s investments in futures, options and swaps and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Multi-Disciplinary Portfolio.  To the extent the Multi-Disciplinary Portfolio segregates assets to cover derivatives positions, the Multi-Disciplinary Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Multi-Disciplinary Portfolio properly in a manner consistent with its stated investment.

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Option Transaction Risks:  Purchasing and writing put and call options and, in particular, writing “uncovered” options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By writing put options on equity securities, the Multi-Disciplinary Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Multi-Disciplinary Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

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Interest Rate Risk:  The risk that when interest rates increase, fixed-income securities held by the Multi-Disciplinary Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

»
Credit/Default Risk:  The risk that an issuer or guarantor of fixed-income securities held by the Multi-Disciplinary Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

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Security Selection Risks: The Multi-Disciplinary Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Multi-Disciplinary Portfolio’s and, therefore, the Multi-Disciplinary Fund’s, investment objective.

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Liquidity Risks: The Multi-Disciplinary Portfolio’s investments in the securities of small and medium capitalization companies and in non-investment grade fixed-income securities makes the Multi-Disciplinary Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

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Foreign Securities Risks: The Multi-Disciplinary Portfolio may invest directly in foreign debt securities or in U.S. dollar-denominated foreign debt securities through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign debt securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

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Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

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Non-Diversification Risks: As a non-diversified investment company, the Multi-Disciplinary Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Multi-Disciplinary Portfolio’s shares and therefore, the Multi-Disciplinary Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

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Management Risk:  There is no guarantee that the Multi-Disciplinary Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Multi-Disciplinary Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Multi-Disciplinary Fund

The Multi-Disciplinary Fund commenced operations on February 11, 2008.  The bar chart and performance table have been omitted for the Multi-Disciplinary Fund because it does not have annual returns for at least one full calendar year prior to the date of this Prospectus.

Fees and Expenses of the Multi-Disciplinary Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Multi-Disciplinary Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)(3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	No Load Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses (7)	16.34%
Shareholder Servicing Fees 0.25%
Other Operating Expenses 16.09%
Total Annual Fund Operating Expenses(8)	17.59%

(1)	This fee table and the example below reflect the aggregate expenses of the Multi-Disciplinary Fund and the Multi-Disciplinary Portfolio.
(2)	You will be assessed a $15 fee for outgoing wire transfers, and a $25 fee for returned checks and stop payment orders by the Transfer Agent. Please note that these fees are subject to change.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your No Load Class shares 30 days or less after you purchase them.  If this fee is imposed it will raise the expenses of your shares.  Such fees, when imposed, are credited directly to the assets of the Multi-Disciplinary Fund to help defray any potential expenses to the Multi-Disciplinary Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

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(4)
The Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Transfer Agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)
The management fees paid by the Multi-Disciplinary Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Fund from the Multi-Disciplinary Portfolio for investment advisory services.

(7)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses”.  “Other Operating Expenses” include administration fees, transfer agency fees, and all other ordinary operating expenses not listed above.  “Other Operating Expenses” also includes AFFE incurred by the Fund as a result of its investment in any money market fund or other investment company.  For the fiscal year ended December 31, 2008, the Fund incurred AFFE totaling less than 0.01% of the Fund’s average daily net assets.

(8)
Since inception, the Investment Adviser to the Multi-Disciplinary Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.49%.  These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in No Load Class shares of the Multi-Disciplinary Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in No Load Class shares of the Multi-Disciplinary Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Multi-Disciplinary Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Multi-Disciplinary Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$1,648	$4,348	$6,411	$9,683

Main Risks of Investing in each of the Funds

The principal risks of investing in each Fund are described previously in this Prospectus.  This section provides more detail about some of those risks, along with information on additional types of risks that may apply to the Funds.

Investing in Mutual Funds—All Funds
All mutual funds carry risks that may cause you to lose money on your investment in one or more of the Funds.  In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in a Fund are substantially identical to the risks associated with a Fund’s investment in a Portfolio.  The following describes the primary risks to each Fund that invests in its corresponding Portfolio due to each Portfolio’s specific investment objective and strategies.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund or its corresponding Portfolio can give any assurance that its investment objective will be achieved.

Market Risk—All Funds
The NAV of each Portfolio will fluctuate based on changes in the value of its underlying portfolio.  The stock market is generally susceptible to volatile fluctuations in market price.  Market prices of securities in which each Portfolio invests may be adversely affected by an issuer’s having experienced losses or lack of earnings, or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer.  The value of the securities held by each Portfolio is also subject to the risk that a specific segment of the stock market may not perform as well as the overall market.  Under any of these circumstances, the value of each Portfolio’s shares and total return will fluctuate, and your investment in the corresponding Fund may be worth more or less than your original cost when you redeem your shares.

Portfolio Turnover Risk—All Funds
Under certain circumstances a Portfolio may take advantage of short-term trading opportunities without regard to the length of time its securities have been held.  This strategy often calls for frequent trading of a Portfolio’s securities in order to take advantage of anticipated changes in market conditions.  Frequent trading by the Portfolio could increase the rate of its portfolio turnover, which would involve correspondingly greater expenses.  Such expenses may include brokerage commissions or dealer mark-ups/mark-downs, as well as other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to shareholders.  If a Portfolio realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions.  The trading costs and tax effects associated with such portfolio turnover may adversely affect Portfolio performance under these circumstances, and large movements of assets into and out of a Portfolio may negatively impact such Portfolio’s ability to achieve its investment objective or maintain its current level of operating expenses.

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Internet Industry Specific Risks—The Internet Fund
The value of the Internet Portfolio’s shares will be susceptible to factors affecting the Internet, such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry.  Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries.  Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies.  These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence.  The occurrence of any of these factors, individually or collectively, may adversely affect the value of the Internet Portfolio’s shares and your investment in the Internet Fund.

Medical Research Industry Specific Risks—The Medical Fund
Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries.  Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances.  Medical research and development is also subject to strict regulatory scrutiny and ongoing legislative action.

Industry Specific Risks—The Water Infrastructure Fund
To the extent that the Water Infrastructure Portfolio focuses its investments in one or more sectors or industries, it may be subject to the risks affecting that sector or industry more than would a fund that invests in a wide variety of market sectors or industries.  For instance, companies involved in the water industry may be located in societies (i.e., countries or geographic areas) that are suffering from water stress or scarcity and which do not possess healthy financial markets for business.  These societies may not provide a stable environment for companies to operate.  As such, companies located in these societies must manage both business risk and reputational risk.  Additional risks of concentrating in the water industry include environmental considerations, taxes, government regulation, price and supply fluctuations, competition and water conservation.

Securities Lending—All Funds
Each Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted).  Cash collateral may be invested by a Portfolio in short-term investments, including repurchase agreements and Rule 2a-7 money market funds. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations.  These transactions involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral.  In the event that the original seller defaults on its obligation to repurchase, a Portfolio will seek to sell the collateral, which could involve costs or delays.  To the extent proceeds from the sale of collateral are less than the repurchase price, each Portfolio would suffer a loss if forced to sell such collateral in this manner.  In addition, invested collateral will be subject to market depreciation or appreciation, and a Portfolio will be responsible for any loss that might result from its investment of the collateral.

Non-Diversification—All Funds
Each Portfolio is a non-diversified fund and therefore may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments.

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Investment in Small and Medium-Size Companies—All Funds except the Multi-Disciplinary Fund
Each Portfolio (other than the Multi-Disciplinary Portfolio) may invest in small or medium-size companies.  Accordingly, a Portfolio may be subject to the additional risks associated with investment in companies with small or medium-size capital structures (generally a market capitalization of $5 billion or less).  The market prices of the securities of such companies tend to be more volatile than those of larger companies.  Further, these securities tend to trade at a lower volume than those of larger, more established companies.  If a Portfolio is heavily invested in these securities and the value of these securities suddenly declines, the NAV of that Portfolio and your investment in the corresponding Fund will be more susceptible to significant losses.

Foreign Securities—All Funds
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments.  However, foreign securities may be substantially riskier than U.S. investments.  The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position.  Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade.  These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.  A Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances.  Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and companies may be subject to limitation.  Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid.  Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries.  Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Portfolio Borrowing—All Funds
Each Portfolio may leverage its assets, subject to the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), to fund investment activities or to achieve higher returns.  Each Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests.  To reduce its indebtedness, a Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so.  In addition, interest paid by a Portfolio on borrowed funds would decrease the net earnings of both that Portfolio and your investment in the corresponding Fund.

Derivatives Risk—All Funds
Each Portfolio may invest in derivatives such as options.  The successful use of these investment practices depends on the Investment Adviser’s ability to forecast stock price movements correctly.  Should stock prices move unexpectedly, a Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used.  Unlike many exchange-traded options, there are no daily price fluctuation limits for certain options, and adverse market movements could therefore continue for an unlimited extent over a period of time.  In addition, the correlation between movements in the prices of options and movements in the prices of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

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A Portfolio’s ability to dispose of its positions in options, depends on the availability of liquid markets in such instruments.  Markets in options with respect to a number of types of securities are relatively new and still developing.  It is impossible to predict the amount of trading interest that may exist in various types of options.  If a secondary market does not exist for an option purchased or written by a Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by a Portfolio would have to be exercised in order for the Portfolio to realize any profit and (2) a Portfolio may not be able to sell portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security, upon exercise. Therefore, no assurance can be given that the Portfolios will be able to utilize these instruments effectively.  In addition, a Portfolio's ability to engage in options transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.

Investing in Investment Grade Debt Securities and Below Investment Grade Debt Securities—All Funds
Investments in debt securities pose different risks than investments in equity securities.  The value of fixed income securities generally will fall if interest rates rise.  The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions.  These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations.  Fixed income securities having longer maturities involve greater risk of fluctuations in value.

Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.  These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Exchange-Traded Funds (ETFs) – All Funds
Each Portfolio may invest up to 5% of its assets in ETFs. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, a Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

Other Investment Companies – All Funds
Each Portfolio may invest up to 10% of its total assets in the securities of other investment companies not affiliated with the Investment Adviser, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company. Among other things, the Portfolios may invest in money market mutual funds for cash management purposes by “sweeping” excess cash balances into such funds until the cash is invested or otherwise utilized. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Portfolio.

Credit Default Swap Agreements—The Multi-Disciplinary Portfolio
The Multi-Disciplinary Portfolio may enter into credit default swaps. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. The Multi-Disciplinary Portfolio may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified issuer. The Multi-Disciplinary Portfolio may enter into credit default swaps, both directly (“unfunded swaps”) and indirectly (“funded swaps”) in the form of a swap embedded within a structured note, to protect against the risk that a seller will default, with large well-known Wall Street firms or other firms that pass the Investment Adviser’s credit review. Unfunded and funded credit default swaps may refer to a single security or a basket of securities.  The Multi-Disciplinary Portfolio may engage in credit default swap transactions for the purpose of hedging the Portfolio against anticipated market trends or to enhance the value of the Portfolio through the anticipated capital appreciation of the swap investment.  In no event will the Multi-Disciplinary Portfolio’s use of credit default swaps exceed the Portfolio’s limits as it relates to leverage or directional exposure.

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If the Multi-Disciplinary Portfolio buys credit protection using a credit default swap and a credit event occurs, the Portfolio will deliver the defaulted bonds underlying the swap and the swap counterparty will pay the par amount of the bonds. If the Multi-Disciplinary Portfolio sells credit protection using a credit default swap and a credit event occurs, the Portfolio will pay the par amount of the defaulted bonds underlying the swap and the swap counterparty will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bonds, and the fixed payments are then made on the reduced notional amount. If the Multi-Disciplinary Portfolio buys protection on a corporate issue, the Portfolio must own that corporate issue. However, if the Multi-Disciplinary Portfolio buys protection on sovereign debt, the Portfolio may own either: (i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that the Investment Adviser determines is closely correlated as an inexact bona fide hedge.

Risks of credit default swaps include counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that the Multi-Disciplinary Portfolio will not properly assess the cost of the instrument based on the lack of transparency in the market. If the Multi-Disciplinary Portfolio is selling credit protection, there is a risk that a credit event will occur and that the Portfolio will have to pay par value on defaulted bonds. If the Multi-Disciplinary Portfolio is buying credit protection, there is a risk that no credit event will occur and the Portfolio will receive no benefit for the premium paid. In addition, if the Multi-Disciplinary Portfolio is buying credit protection and a credit event does occur, there is a risk when the Portfolio does not own the underlying security, that the Portfolio will have difficulty acquiring the bond on the open market and may receive adverse pricing.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).  The use of credit default swaps may be limited by the Portfolio’s limitations on illiquid investments.

Other Swap Transactions (Interest Rate, Total Rate of Return, and Currency)–The Multi-Disciplinary Portfolio
The Multi-Disciplinary Portfolio may enter into swap transactions and transactions involving interest rate floors, caps and collars for hedging purposes or to seek to increase total return. These instruments are privately negotiated over-the-counter derivative products. A great deal of flexibility is possible in the way these instruments are structured.  Interest rate swaps involve the exchange by the Multi-Disciplinary Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.  The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. An interest rate collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. The Multi-Disciplinary Portfolio also may enter into currency swaps, which involve the exchange of the rights of the Portfolio and another party to make or receive payments in specific currencies.

Some transactions, such as interest rate swaps and total rate of return swaps, are entered into on a net basis, i.e., the two payment streams are netted out, with the Multi-Disciplinary Portfolio receiving or paying, as the case may be, only the net amount of the two payments.  If the other party to such a transaction defaults, the Multi-Disciplinary Portfolio’s risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any.  In contrast, other transactions involve the payment of the gross amount owed.  For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by the Multi-Disciplinary Portfolio under a swap or an interest rate floor, cap or collar is covered by segregated cash or liquid assets, the Portfolio and the Investment Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio’s borrowing restrictions.

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The Multi-Disciplinary Portfolio will not enter into a total rate of return, currency or interest rate swap or interest rate floor, cap or collar transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P or Fitch, or A or Prime-1 or better by Moody’s or a comparable rating from another organization that is recognized as an NRSRO or, if unrated by such rating organization, is determined to be of comparable quality by the Investment Adviser.  If there is a default by the other party to such transaction, the Multi-Disciplinary Portfolio will have contractual remedies pursuant to the agreements related to the transaction.  The use of interest rate, total rate of return, and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecast of market values, interest rates and currency exchange rates, the investment performance of the Multi-Disciplinary Portfolio would be less favorable than it would have been if this investment technique were not used.  To the extent swap transactions are not deemed liquid, swap transactions are limited to 15% of total assets (together with other illiquid securities).

Portfolio Holdings Information

A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ SAI. Currently, disclosure of the Portfolios’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q (first and third quarters).  The Annual and Semi-Annual Reports are available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-930-3828. In addition, the Company may publish on its webpage (www.kineticsfunds.com) month-end (a) top fifteen portfolio holdings of each Portfolio and the percentage that each holding represents of the Portfolio’s total holdings, and (b) top five performing and bottom five performing portfolio holdings of each Portfolio, in each case no earlier than twenty calendar days after the end of each calendar month.  This information will be available on the website until the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC or until the next month in which portfolio holdings are posted in accordance with the above policy.

Management of the Funds and the Portfolios

Investment Adviser
Each Portfolio’s investment adviser is Kinetics Asset Management, Inc. (“Investment Adviser”), 555 Taxter Road, Suite 175, Elmsford, New York 10523.  Founded in 1996, the Investment Adviser provides investment advisory services to a family of nine mutual funds with discretionary management authority over approximately $4.671 billion in assets as of December 31, 2008.  The Investment Adviser conducts investment research and supervision for each Portfolio and is responsible for the purchase and sale of securities for each Portfolio.  The Investment Adviser is entitled to receive an annual fee from each Portfolio for its services of 1.25% of each Portfolio’s average daily net assets.  However, as a result of fee waivers for certain Funds, the advisory fees paid to the Investment Adviser for the fiscal year ended December 31, 2008, were as follows:

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Advisory Fees (as a percentage of average net assets)
Internet Portfolio	1.13%
Global Portfolio	0.00%
Paradigm Portfolio	1.20%
Medical Portfolio	0.39%
Small Cap Opportunities Portfolio	1.12%
Market Opportunities Portfolio	1.09%
Water Infrastructure Portfolio	0.69%
Multi-Disciplinary Portfolio(1)	0.00%
(1)	The Multi-Disciplinary Portfolio commenced operations on February 11, 2008.

The Investment Adviser has entered into a Research Agreement with Horizon Asset Management, Inc. (“Horizon”), a New York based investment management and research firm, and is responsible for the payment of all fees owing to Horizon.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement for each Portfolio (other than the Multi-Disciplinary Portfolio)is available in the Company’s semi-annual report to shareholders for the period ended June 30, 2008.  A discussion regarding the basis of the Board’s approval of the investment advisory agreement for the Multi-Disciplinary Portfolio is available in the Company’s annual report to shareholders for the period ended December 31, 2007.

Kinetics, as the Investment Adviser to each Portfolio, is engaged in a broad range of portfolio management, portfolio advisory and other business activities.  Its services are not exclusive to the applicable Portfolios and nothing prevents it, or any affiliates, from providing similar services to other investment funds and other clients (whether or not their investment objectives, strategies, or criteria are similar to those of a Portfolio) or from engaging in other activities.

Members of the Investment Team
Peter B. Doyle is the Chief Investment Strategist for the Portfolios and generally oversees the management of the Portfolios through an investment team.  The following persons are members of the team:  Peter B. Doyle, Bruce P. Abel, Paul Mampilly, Steven Tuen and Murray Stahl.  Each person’s role varies from Portfolio to Portfolio.  The person(s) identified as the lead portfolio manager(s) of a particular Portfolio is (are) responsible for the Portfolio’s day-to-day management.

The lead portfolio manager for the Internet Portfolio is Mr. Doyle, Chairman of the Board and President of the Company.  He has been managing the Portfolio since June 1999.  In early 1996, Mr. Doyle co-founded the Investment Adviser and he also co-founded and currently serves as a Managing Director of Horizon.  Each other team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle.

The lead co-portfolio managers for the Global Portfolio are Mr. Tuen and Mr. Mampilly.  They are responsible for the Global Portfolio’s day-to-day management.  Mr. Tuen joined the Investment Adviser in 1999.  He has been managing the Global Portfolio since its inception.  Since 1996, Mr. Tuen has also served as an analyst in the Horizon Research Group and a portfolio manager at Horizon.  Mr. Mampilly joined the Investment Adviser in 2006 and has over sixteen years experience as an investment professional.  He has been managing the Global Portfolio since March 2008.  Prior to joining Kinetics, Mr. Mampilly founded The Capuchin Group, distributor of a behavioral financial newsletter, for which he acted as author, editor and publisher from October 2003 through July 2006.  From January 2002 through May 2003, Mr. Mampilly held employment with ING Funds as a senior research analyst and healthcare group head, responsible for managing a team of analysts covering healthcare related companies of all market capitalizations.  Each team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Tuen and Mr. Mampilly.

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The lead co-portfolio managers of the Paradigm Portfolio are Mr. Doyle and Mr. Stahl, who have been managing the Portfolio since its inception, and Mr. Mampilly, who has been part of the team since 2006.  Mr. Stahl has served as Director of Research since 2000.  Since 1994, Mr. Stahl has held the position Chairman and Chief Investment Officer of Horizon.  Each team member serves as a research analyst.  Mr. Mampilly provides substantial input on research, stock selection and portfolio composition.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle, Mr. Stahl and Mr. Mampilly.

The lead portfolio manager for the Medical Portfolio is Mr. Abel, who joined the Investment Adviser in 1999 as a portfolio manager.  He has been managing the Portfolio since its inception.  Mr. Abel’s primary duties include research and analysis of developing scientific technologies and innovations in the medical, bio-technical and pharmaceutical industries specific to cancer research and treatment.  Each team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Abel.

The lead co-portfolio managers of the Small Cap Portfolio are Mr. Doyle and Mr. Stahl, who have been managing the Portfolio since October 2002, and Mr. Mampilly, who has been part of the team since 2006.  Each team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle, Mr. Mampilly and Mr. Stahl.

The lead co-portfolio managers of the Market Opportunities Portfolio are Mr. Doyle and Mr. Stahl, who have been managing the Portfolio since its inception, and Mr. Mampilly, who has been part of the team since 2006.  Each team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle, Mr. Mampilly and Mr. Stahl.

The lead co-portfolio managers of the Multi-Disciplinary Portfolio are Mr. Doyle and Mr. Stahl, who have been managing the Portfolio since its inception.  Each team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Stahl.

The lead portfolio manager of the Water Infrastructure Portfolio is William S. Brennan who is responsible for the day-to-day management of the Water Infrastructure Portfolio.  Mr. Brennan has served as the lead portfolio manager of the Water Infrastructure Portfolio since its inception.  He joined the Investment Adviser in 2008 as a portfolio manager.  He is an Adjunct Professor in the Graduate MBA program at Villanova University School of Business and an Adjunct Finance Professor at Cabrini College.  Mr. Brennan was formerly President and Managing Partner of Aqua Terra Asset Management, LLC, a subsidiary of Boenning & Scattergood and the Water Infrastructure Portfolio’s former sub-adviser, from its inception in 2006 until 2008. From 2004 to 2006, Mr. Brennan served as managing director, Director of Equities at Boenning & Scattergood.  Prior to that, he served as Director, Institutional Sales at Avondale Partners from 2002 to 2004.  From 1999 to 2006, Mr. Brennan served as a strategy and portfolio advisor to a private hedge fund that invests in the domestic and international water sectors.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

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Valuation of Fund Shares

Shares of each Fund’s No Load Class are sold at NAV per share, which is determined by each Fund as of the close of regular trading (generally 4:00 p.m. Eastern Time) on each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business.  Purchase and redemption requests are priced at the next NAV per share calculated after receipt and acceptance of a completed purchase or redemption request.  The NAV for each Class of shares of each Fund is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities attributable to that Class, by the number of shares outstanding of that Class.  The NAV for a Class of shares of a Fund takes into account the expenses and fees of that Class, including management, administration, distribution and shareholder servicing fees, which are accrued daily.  The NAV of each Portfolio is calculated at the same time and generally in the same manner (i.e., assets-liabilities/ # of shares = NAV per share) as those of each corresponding Fund’s Classes.

Each Portfolio’s equity securities are valued each day at the last quoted market sale price on the securities’ principal exchange.  If there is no sales price, a security is valued at the last reported bid price.  Securities listed on the Nasdaq Stock Market, Inc., however, are valued using the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported bid price.  If market quotations are not readily available or if events occur that may significantly affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the Exchange, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees.  Situations involving significant events include, but are not limited to, those where: a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time.  In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before the Portfolio prices its shares.  See “Trading in Foreign Securities.”  Each Portfolio may use independent pricing services to assist in calculating the NAV per share of such Portfolio.

Futures contracts listed for trading on a securities exchange or board of trade shall be valued at the last quoted sales price or, in the absence of a sale, at the last bid (for long positions) and ask (for short positions) prices.  Exchange traded options are valued at the last reported sale price on an exchange on which the option is traded.  If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used.  Non-exchange traded options also will be valued at the mean between the last bid and asked quotations.  Securities which have no public market and all other assets of a Portfolio are considered at such value as the Investment Adviser may determine in good faith, in accordance with a Portfolio’s valuation procedures as approved by the Board of Trustees.

A Portfolio’s debt obligations that are investment grade and that have 60 days or less remaining until maturity are valued at amortized cost.  Debt obligations (including convertible debt securities) (a) that are not investment grade or (b) that are investment grade and have more than 60 days remaining until maturity at purchase, will be valued as follows: Exchange-listed debt securities are valued at the last quoted sale price on the primary exchange on the valuation date.  If there are no sales on that day, the debt security is generally valued at the mean of the current bid and asked prices.  Non-exchange-listed debt securities and other securities which, in the judgment of the Investment Adviser, do not properly represent the value of a security will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees.

Fair valuation of securities introduces an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Investment Adviser compares the new market quotation to the fair value price to evaluate the effectiveness of the Portfolios’ fair valuation procedures.

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Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed.  In computing the NAV per share of each Fund and each corresponding Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the Exchange, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources.  In the absence of sales, the last available mean price between the closing bid and asked prices will be used.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.  Values of foreign securities are translated from the local currency into U.S. dollars on the basis of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the Exchange.  Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events would not be reflected in the computation of a Portfolio’s NAV.  If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

How to Purchase Shares

In General
No Load Class shares of each Fund are sold at NAV, and will be credited to a shareholder’s account at the NAV per share next computed after an order and payment is received.  The minimum initial investment for both regular accounts and individual retirement accounts is $2,500 ($2,000 for Coverdell Education Savings Accounts).  The minimum subsequent investment for all types of accounts (including Coverdell Education Savings Accounts) is $100.  The Company reserves the right to vary or waive any minimum investment requirement.  Each Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund’s best interest to do so.  A service fee of $25 will be deducted from a shareholder’s Fund account for any purchases that do not clear.  Your order will not be accepted until a completed New Account Application is received by the Funds or their Transfer Agent.

Investing by Telephone
If you have completed the Telephone and Internet Option – Purchase (EFT) Authorization section of the No Load Class Application (the “Application”), you may purchase additional shares by telephoning the Fund toll free at 1-800-930-3828.  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  Your purchase will take place at the NAV per share determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern Time. During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  Once a telephone transaction has been placed, it cannot be canceled or modified.

The minimum telephone purchase is $100.  You may not make your initial purchase of the Fund’s shares by telephone.

Automatic Investment Plan
Once an account has been established, you may purchase shares of a Fund through an Automatic Investment Plan (“AIP”).  You can have money automatically transferred from your checking, savings or bank money market account on a monthly basis.  In order to participate in the AIP, each purchase must be in the amount of $100 or more.

To be eligible for the AIP, your bank must be a domestic institution that is an ACH member.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  To begin participating in the AIP, please complete the AIP section on the Application or call the Transfer Agent at 1-800-930-3828.  The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.  Any request to change or terminate your AIP should be submitted to the Transfer Agent 5 days prior to the desired effective date of such change or termination.  The Funds may modify or terminate the AIP at any time.

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Purchase By Mail
To purchase a Fund’s shares by mail, simply complete and sign the enclosed Application and mail it, along with a check made payable to [NAME OF FUND], c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc. [NAME OF FUND] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Kinetics Mutual Funds, Inc. [NAME OF FUND] c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

All purchases by check must be in U.S. dollars drawn on a bank located within the United States.  The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

Purchase By Wire
To open an account by wire, a completed Application is required before your wire can be accepted.  You can mail or overnight deliver your Application to the Transfer Agent at the above address.  Upon receipt of your completed Application, an account will be established for you.  You will need to provide the assigned account number to your bank when instructing it to wire the funds.  Your bank must include along with the wire the name of the Fund, the account number and your name so that monies can be correctly applied.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the applicable Fund that the wire is coming.  The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system.  Please use the following wiring instructions:

Wire to:                          U.S. Bank N.A.
•	ABA Number: 075000022
•	Credit: U.S. Bancorp Fund Services, LLC
•	Account: 112-952-137
•	Further Credit: Kinetics Mutual Funds, Inc.
[NAME OF FUND]
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100).  To purchase by mail, submit your check with the remittance form attached to your individual account statement.  To purchase by telephone, call 1-800-930-3828 prior to 4:00 p. m. Eastern Time to place your order.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming.  All purchase requests must include your shareholder account number.

Individual Retirement Accounts
You may invest in any Fund by establishing a tax-sheltered IRA.  Each Fund offers Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, and Coverdell Education Savings Accounts.  For additional information on IRA options, please call 1-800-930-3828.

Investing Through Brokers or Agents
You may invest in each Fund through brokers or agents who have entered into selling agreements with the Funds’ distributor.  The broker or agent may set their own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund.

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How to Redeem Shares

In General
You may redeem part or all of your shares of a Fund on any business day that the Fund calculates its NAV per share.  To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order.  You should request your redemption prior to market close to obtain that day’s closing NAV.  Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

Each Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below).  Please note, however, that when a purchase order has been made by check, a Fund will not be able to send your redemption proceeds until the purchase check has cleared.  This may take up to 12 days.

Redemption proceeds may be sent to the address of record, wired to a shareholder’s bank account of record, or sent via electronic funds transfer through the ACH network to the shareholder’s bank account of record.  Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system.  If the redemption proceeds are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  The Funds will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee of each owner is required in the following situations:

»	If ownership has changed on your account;

»	When redemption proceeds are payable or sent to any person, address or bank account not on record;

»	Written requests to wire redemption proceeds (if not previously authorized on the account);

»	When establishing or modifying certain services on an account; and

»	If a change of address request was received by the Transfer Agent within the last 15 days.

In addition to the situations described above, the Fund(s) and/or the Transfer Agent reserve the right at their discretion to require a signature guarantee in other circumstances.

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to a Fund in which you are invested to redeem your shares at the current NAV per share.  Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc. [NAME OF FUND] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Kinetics Mutual Funds, Inc. [NAME OF FUND] c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

Requests for redemption in “good order” must:

»	indicate the name of the Fund;

»	be signed exactly as the shares are registered, including the signature of each owner (including a signature guarantee when required);

»	specify the number of shares or dollar amount to be redeemed; and

»	indicate your account registration number.

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Telephone Redemption
If you are authorized to perform telephone transactions (either through your Application or by subsequent arrangement in writing with a Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund in which you are invested by phone at 1-800-930-3828.  A signature guarantee may be required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, each Fund will use reasonable procedures, such as requesting:

»	your Fund account number;

»	the name in which your account is registered;

»	the social security or tax identification number under which the account is registered; and

»	the address of the account holder, as stated in the Application.

During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may make your redemption request in writing.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Wire Redemption
Wire transfers may be arranged to redeem shares.  However, the Transfer Agent charges a $15 fee per wire redemption against your account for this service.  The minimum wire redemption amount is $100.

Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan.  The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly or annually).  Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer through the ACH system to your bank account if your bank is an ACH system member.  If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day.  Money will be transferred from your Fund account to the account you chose at the interval you select on the Application.  If you expect to purchase additional shares of a Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.  The minimum systematic withdrawal amount is $100.

The Funds’ Right to Redeem an Account
Each Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $1,000, other than as a result of a decline in the NAV of a Fund.  Each Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax.  Requests that do not indicate a preference will be subject to withholding.

Householding
By signing the Application, you acknowledge and consent to the householding (i.e., consolidation of mailings) of regulatory documents such as prospectuses, shareholder reports, proxies, and other similar documents.  In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free at 1-800-930-3828 to request individual copies of these documents.  The Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

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Redemption Fees
The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment.  In accordance with policies and procedures adopted by the Board of Directors of the Company, frequent purchases and redemptions of Fund shares are not encouraged but are generally permitted by the Funds.  Such purchases and redemptions may have an adverse effect on other Fund shareholders, including, without limitation, the possibility of disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and possible dilution of the value of Fund shares held by long-term shareholders.  The Company may, in its sole discretion, reject purchase orders when, in the judgment of management, such rejection is in the best interest of a Fund and its shareholders.  The Funds assess a 2.00% fee on the redemption or exchange of Fund shares held for 30 days or less from the date of purchase.  These fees are paid to the Funds to help offset any potential transaction costs.

The Funds will use the first-in, first-out method to determine the 30-day holding period.  Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account.  If this holding period is 30 days or less, the redemption fee will be assessed.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Funds’ systematic programs, as these transactions are typically de minimis.  This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account.  The redemption fee will also not be assessed to accounts of the Investment Adviser or its affiliates used to capitalize the Funds as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Funds.

The Funds reserve the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law.  The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Currently, the Funds are limited in their ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers.  For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of a redemption, a Fund will not receive the redemption fee.  If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should be assessed the redemption fee.  Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund.  If necessary, the Funds may prohibit additional purchases of Fund shares by a financial intermediary or by certain of the intermediaries’ customers.

Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Application as part of the Funds’ Anti-Money Laundering Program.  As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-930-3828 if you need additional assistance when completing your Application.

If we do not have a reasonable belief as to the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Funds also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

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Exchange Privilege
If you have completed the Telephone and Internet Options - Exchange section of the Application, you can exchange your shares in any Fund for shares of the same class of any other Fund offered by the Company, including shares of the Kinetics Government Money Market Fund, (e.g., No Load Class shares for No Load Class shares).  If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed.  You should carefully read the Prospectus of a Fund before exchanging shares into that Fund.  Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another Fund. Therefore, an exchange of Fund shares held for 30 days or less may be subject to a 2.00% redemption fee.  See “Redemption Fees” above.  Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses.  Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.  You should request your exchange prior to market close to obtain that day’s closing NAV.  Exchange requests received after the close of the Exchange will be treated as though received on the next business day.

Call 1-800-930-3828 to learn more about the other funds or classes offered by the Company and about exercising your exchange privilege.

Distributions and Taxes
Distributions
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of each Fund are generally paid in additional shares of the same Class of the Fund in which shareholders are already invested, with no sales charge, based on the NAV per share of that Class as of the close of business on the record date for such distributions.  However, you may elect on the Application to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

Option 2: To receive all income dividends and capital gain distributions in cash.

Each Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December.  Each Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.

Taxes
The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future.  Except where otherwise indicated, the summary assumes you are a U.S. citizen or resident or otherwise subject to U.S. federal income tax.  You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Fund Distributions
Each Fund has qualified and intends to qualify for federal tax purposes as a regulated investment company and to distribute substantially all of its investment company taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  Except as otherwise noted below, you will generally be subject to federal income tax on Fund distributions to you regardless whether they are paid in cash or reinvested in additional shares.  Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.  It is anticipated that most of the Multi-Disciplinary Fund’s distributions will be taxable as ordinary income.

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Distributions attributable to the net capital gain of a Fund generally are taxable to you as long-term capital gain, regardless of how long you have held your shares.  The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15%.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met.  In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates.  But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by a Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by a Fund.  For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend).  The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

Distributions from each Fund will generally be taxable to you in the taxable year in which they are paid, with one exception.  Distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

A portion of distributions attributable to investments in U.S. corporations paid by a Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations.  The amount of such dividends qualifying for this deduction may, however, be reduced as a result of a Fund’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.  You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital.  This adverse tax result is known as “buying into a dividend.”

Sales and Exchanges
You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares in a Fund, including an exchange of shares pursuant to a Fund’s exchange privilege, based on the difference between your tax basis in the shares and the amount you receive for them.  Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them.  (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.  Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund.  If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans
One major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

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Backup Withholding
On the Application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, or have failed to certify that you are an “exempt recipient,” the IRS requires each Fund to withhold a percentage of any dividend and redemption or exchange proceeds.  Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  The current withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders
For nonresident aliens, foreign corporations and other foreign investors, fund distributions attributable to net long-term capital gains of a Fund will generally be exempt from U.S. tax, but all other Fund distributions will generally be subject to a 30% withholding tax.  The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in a Fund.

Different U.S. tax rules may apply to a foreign shareholder, however, if the investment in a Fund is connected to a trade or business of the shareholder in the United States or the investor is present in the United States for 183 days or more in a year.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes
You may also be subject to state and local taxes on distributions and redemptions.  State income taxes may not apply, however, to any portions of a Fund’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Sunset of Tax Provisions
Some of the tax provisions described above are subject to sunset provisions.  Specifically, a sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at the long-term capital gain rate will change for taxable years after 2010.

More tax information relating to the Funds is provided in the SAI.

Distribution of Shares

Distributor
Kinetics Funds Distributor, Inc. (“KFD”), an affiliate of the Investment Adviser, 555 Taxter Road, Suite 175, Elmsford, New York 10523, is the distributor for the shares of the Funds.  KFD is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of each Fund are offered on a continuous basis.

Shareholder Servicing Agents
The Investment Adviser is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts.  These agents have written shareholder servicing agreements with the Investment Adviser and perform these functions on behalf of their clients who own shares of the Funds.  For this service, the Investment Adviser receives an annual shareholder-servicing fee from each Class equal to 0.25% of each Fund’s average daily net assets attributable to that Class.

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Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Funds and other funds managed by the Investment Adviser or its affiliates.  These payments are made out of the Investment Adviser’s, and/or its affiliates’, own assets and are not an additional charge to the Funds.  The payments are in addition to the shareholder servicing fees described in this Prospectus.  The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Funds over other investment options.  You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

Fund Administrator
U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator to each Fund and Portfolio.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank N.A. serves as Custodian for each Fund’s cash and securities.  The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds.  USBFS acts as each Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Unique Characteristics of Master/Feeder Fund Structure

Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Fund invests all of its investable assets in a corresponding Portfolio that is a separately registered investment company.  The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to a Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors.  Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses.  However, other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than the Fund.  Shareholders of the Funds should be aware that these differences would result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio.  For example, if a large feeder fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns.  Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk.  However, that possibility also exists for traditionally structured funds that have large or institutional investors.  Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio.

Certain changes in a Portfolio’s objective, policies or restrictions might require the Company to withdraw the corresponding Fund's interest in such Portfolio.  Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio).  A Fund could incur brokerage fees or other transaction costs in converting such securities to cash.  In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund.

The Company’s Board of Directors retains its right to withdraw any Fund’s investments from the corresponding Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders.  The Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

The SAI contains more information about each Fund and Portfolio, the Master/Feeder Fund Structure and the types of securities in which each Portfolio may invest.

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Counsel and Independent Registered Public Accounting Firm
Legal matters in connection with the issuance of shares of common stock of each Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996.  Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is the independent registered public accounting firm for the Funds.

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Financial Highlights
The financial highlights tables set forth below are intended to help you understand each Fund’s financial performance for the last five fiscal years (or the period since commencement of operations if the Fund has not been in operation for five years).  Most of the information reflects financial results with respect to a single No Load Class share of each Fund. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions).  As of March 14, 2008, the Global Fund (formerly the Internet Emerging Growth Fund) changed to the investment strategy set forth in this Prospectus.  The performance shown for the period prior to March 14, 2008 represents performance of the Global Portfolio’s prior strategy to invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small and medium capitalization U.S. and foreign companies engaged in the Internet and Internet-related activities.  The financial information was audited by Tait, Weller & Baker LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report and incorporated by reference into the SAI, both of which are available upon request.

The Internet Fund

	No Load Class for the Year Ended December 31, 2008	No Load Class for the Year Ended December 31, 2007	No Load Class for the Year Ended December 31, 2006	No Load Class for the Year Ended December 31, 2005	No Load Class for the Year Ended December 31, 2004
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$35.94	$28.62	$24.66	$25.29	$23.31
Income from Investment Operations:
Net investment income (loss)(2)	0.29	0.30	(0.08)	0.11	0.10
Net realized and unrealized gain (loss) on investments	(15.47)	7.37	4.15	(0.54)	2.25
Total from investment operations	(15.18)	7.67	4.07	(0.43)	2.35
Redemption Fees	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	—
Less Distributions:
From net investment income	(0.05)	(0.35)	(0.11)	(0.20)	(0.37)
From net realized gains	—	—	—	—	—
Total distributions	(0.05)	(0.35)	(0.11)	(0.20)	(0.37)
Net Asset Value, End of Year	$20.71	$35.94	$28.62	$24.66	$25.29
Total Return	(42.24)%	26.81%	16.50%	(1.69)%	10.06%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$75,112	$166,787	$137,012	$148,260	$201,929
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.03%	1.99%	1.98%	2.35%	2.37%
After expense reimbursement	1.90%	1.98%	1.85%	2.35%	2.37%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.90%	0.94%	(0.42)%	0.46%	0.44%
After expense reimbursement	1.03%	0.95%	(0.29)%	0.46%	0.44%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.

59

The Global Fund

	No Load Class for the Year Ended December 31, 2008		No Load Class for the Year Ended December 31, 2007	No Load Class for the Year Ended December 31, 2006	No Load Class for the Year Ended December 31, 2005	No Load Class for the Year Ended December 31, 2004
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$4.90		$5.00	$4.43	$4.50	$4.28
Income from Investment Operations:
Net investment income	0.07	(2)	0.22	0.13	0.15	0.08
Net realized and unrealized gain (loss) on investments	(2.56)		(0.01)	0.62	(0.03)	0.25
Total from investment operations	(2.49)		0.21	0.75	0.12	0.33
Redemption Fees	(0.00	)(3)	0.00 (3)	0.00 (3)	0.00 (3)	—
Less Distributions:
From net investment income	(0.05)		(0.31)	(0.18)	(0.19)	(0.11)
From net realized gains	—		—	—	—	—
Total distributions	(0.05)		(0.31)	(0.18)	(0.19)	(0.11)
Net Asset Value, End of Year	$2.36		$4.90	$5.00	$4.43	$4.50
Total Return	(50.72)%		4.27%	16.90%	2.65%	7.67%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$1,863		$3,138	$3,991	$3,896	$4,584
Ratio of operating expenses to average net assets:
Before expense reimbursement	5.98%		3.84%	3.09%	3.22%	3.45%
After expense reimbursement	1.41%		1.48%	1.39%	2.69%	2.67%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(2.72)%		1.87%	1.30%	2.80%	1.08%
After expense reimbursement	1.85%		4.23%	3.00%	3.33%	1.84%
Portfolio turnover rate	N/A		N/A	N/A	N/A	N/A
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.

60

The Paradigm Fund

	No Load Class for the Year Ended December 31, 2008		No Load Class for the Year Ended December 31, 2007	No Load Class for the Year Ended December 31, 2006	No Load Class for the Year Ended December 31, 2005	No Load Class for the Year Ended December 31, 2004
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$30.99		$25.79	$20.33	$17.54	$14.91
Income from Investment Operations:
Net investment income (loss)(2)	0.12		0.11	0.14	(0.03)	(0.06)
Net realized and unrealized gain (loss) on investments	(16.62	)(4)	5.35	5.52	2.82	3.17
Total from investment operations	(16.50)		5.46	5.66	2.79	3.11
Redemption Fees	0.01		0.00 (3)	0.00 (3)	0.03	—
Less Distributions:
From net investment income	—		(0.13)	(0.16)	(0.01)	(0.02)
From net realized gains	(0.08)		(0.13)	(0.04)	(0.02)	(0.46)
Total distributions	(0.08)		(0.26)	(0.20)	(0.03)	(0.48)
Net Asset Value, End of Year	$14.42		$30.99	$25.79	$20.33	$17.54
Total Return	(53.17	)%(4)	21.15%	27.81%	16.11%	20.84%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$740,983		$2,910,518	$1,337,761	$418,914	$89,313
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.72%		1.68%	1.79%	1.93%	2.10%
After expense reimbursement	1.66%		1.68%	1.63%	1.69%	1.74%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.46%		0.39%	0.44%	(0.41)%	(0.77)%
After expense reimbursement	0.52%		0.39%	0.60%	(0.17)%	(0.41)%
Portfolio turnover rate	N/A		N/A	N/A	N/A	N/A

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)
Includes Investment Adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions and trading errors.  This reimbursement comprises less than $0.005 of the NAVs for each class at the time of the reimbursement and 0.03% of the total return for the Institutional Class for the fiscal year ended December 31, 2008.  There was no impact on the other classes, including the No Load Class.

61

The Medical Fund

	No Load Class for the Year Ended December 31, 2008	No Load Class for the Year Ended December 31, 2007	No Load Class for the Year Ended December 31, 2006	No Load Class for the Year Ended December 31, 2005	No Load Class for the Year Ended December 31, 2004
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$19.82	$17.83	$16.64	$16.76	$15.67
Income from Investment Operations:
Net investment income (loss)(2)	0.19	0.10	0.06	(0.18)	(0.10)
Net realized and unrealized gain (loss) on investments	(4.25)	2.67	2.40	0.06	1.19
Total from investment operations	(4.06)	2.77	2.46	(0.12)	1.09
Redemption Fees	0.01	0.01	0.00 (3)	0.00 (3)	—
Less Distributions:
From net investment income	(0.16)	(0.10)	(0.04)	—	—
From net realized gains	(0.38)	(0.69)	(1.23)	—	—
Total distributions	(0.54)	(0.79)	(1.27)	—	—
Net Asset Value, End of Year	$15.23	$19.82	$17.83	$16.64	$16.76
Total Return	(20.42)%	15.47%	14.81%	(0.72)%	6.96%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$15,727	$13,917	$15,527	$13,943	$19,583
Ratio of operating expenses to average net assets:
Before expense reimbursement and waivers	2.26%	2.41%	2.28%	2.48%	2.54%
After expense reimbursement	1.41%	1.40%	1.44%	2.44%	2.39%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.18%	(0.51)%	(0.51)%	(1.14)%	(1.31)%
After expense reimbursement	1.03%	0.50%	0.33%	(1.10)%	(1.16)%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.

62

The Small Cap Opportunities Fund

	No Load Class for the Year Ended December 31, 2008		No Load Class for the Year Ended December 31, 2007	No Load Class for the Year Ended December 31, 2006	No Load Class for the Year Ended December 31, 2005	No Load Class for the Year Ended December 31, 2004
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$31.92		$26.92	$21.02	$18.69	$16.55
Income from Investment Operations:
Net investment income(2)	0.05		0.01	0.03	0.12	0.22
Net realized and unrealized gain (loss) on investments	(18.53	)(4)	5.29	5.92	2.35	2.49
Total from investment operations	(18.48)		5.30	5.95	2.47	2.71
Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	—
Less Distributions:
From net investment income	—		(0.23)	(0.05)	(0.01)	(0.16)
From net realized gains	(0.27)		(0.07)	—	(0.13)	(0.41)
Total distributions	(0.27)		(0.30)	(0.05)	(0.14)	(0.57)
Net Asset Value, End of Year	$13.17		$31.92	$26.92	$21.02	$18.69
Total Return	(57.88	)%(4)	19.65%	28.37%	13.17%	16.40%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$126,971		$729,278	$268,875	$55,979	$35,702
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.79%		1.71%	1.83%	1.93%	2.03%
After expense reimbursement	1.67%		1.69%	1.58%	1.66%	1.74%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.09%		0.00%	(0.14)%	0.18%	1.01%
After expense reimbursement	0.21%		0.02%	0.11%	0.45%	1.30%
Portfolio turnover rate	N/A		N/A	N/A	N/A	N/A

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	The amount is less than $0.005 per share.
(4)
Includes Investment Adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions and trading errors.  This reimbursement comprises less than $0.005 of the NAVs for each class at the time of the reimbursement and 0.03% of the total return for Advisor Class C for the fiscal year ended December 31, 2008.  There was no impact on the other classes, including the No Load Class.

63

The Market Opportunities Fund

	No Load Class for the Year Ended December 31, 2008	No Load Class for the Year Ended December 31, 2007	No Load Class January 31, 2006^ through December 31, 2006
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$16.12	$12.05	$10.00
Income from Investment Operations:
Net investment income	0.11 (2)	0.04 (2)	0.04
Net realized and unrealized gain (loss) on investments	(9.02)	4.05	2.05
Payment by adviser(6)	0.06	—	—
Total from investment operations	(8.85)	4.09	2.09
Redemption Fees	0.01	0.01	0.00	(3)
Less Distributions:
From net investment income	(0.06)	(0.03)	(0.04)
From net realized gains	—	—	—
Total distributions	(0.06)	(0.03)	(0.04)
Net Asset Value, End of Year	$7.22	$16.12	$12.05
Total Return	(54.82)%	34.03%	20.85	%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$34,246	$63,004	$7,994
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.82%	1.91%	2.68	%(5)
After expense reimbursement	1.66%	1.74%	1.46	%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.78%	0.12%	(0.76	)%(5)
After expense reimbursement	0.94%	0.29%	0.46	%(5)
Portfolio turnover rate	N/A	N/A	N/A

^ Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)
A receivable from the Investment Adviser of $484,652 was recorded on December 31, 2008 in the Market Opportunities Portfolio.  Of this amount, $484,604 was allocated to the Market Opportunities Fund, which amounted to $0.06 of each class, including the No Load Class.  This contributed 0.38% to the return of the No Load Class for the year ended December 31, 2008.

64

The Water Infrastructure Fund

	No Load Class for the Year Ended December 31, 2008	No Load Class June 29, 2007^ through December 31, 2007
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$10.17	$10.00
Income from Investment Operations:
Net investment income(2)	0.10	0.06
Net realized and unrealized gain (loss) on investments	(2.66)	0.20
Total from investment operations	(2.56)	0.26
Redemption Fees	0.00 (3)	—
Less Distributions:
From net investment income	—	(0.04)
From net realized gain	—	(0.05)
Total distributions	—	(0.09)
Net Asset Value, End of Year	$7.61	$10.17
Total Return	(25.17)%	2.64	%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$6,598	$2,385
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.20%	3.62	%(5)
After expense reimbursement	1.65%	1.74	%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.55%	(0.73	)%(5)
After expense reimbursement	1.10%	1.15	%(5)
Portfolio turnover rate	N/A	N/A

^ Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.

65

The Multi-Disciplinary Fund

	No Load Class February 11, 2008^ through December 31, 2008
PER SHARE DATA(1)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income(2)	0.01
Net realized and unrealized gain (loss) on investments	(1.79)
Total from investment operations	(1.78)
Redemption Fees	—
Less Distributions:
From net investment income	(0.00	)(3)
From net realized gain	—
Total distributions	(0.00)
Net Asset Value, End of Year	$8.22
Total Return	(17.76	)%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$99
Ratio of operating expenses to average net assets:
Before expense reimbursement	17.58	%(5)
After expense reimbursement	1.49	%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(15.99	)%(5)
After expense reimbursement	0.10	%(5)
Portfolio turnover rate	N/A

^ Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.

66

Kinetics Mutual Funds, Inc.

The Internet Fund
The Global Fund
The Paradigm Fund
The Medical Fund
The Small Cap Opportunities Fund
The Market Opportunities Fund
The Water Infrastructure Fund
The Multi-Disciplinary Fund

Investment Adviser and Shareholder Servicing Agent	Kinetics Asset Management, Inc 555 Taxter Road, Suite 175 Elmsford, NY 10523
Legal Counsel	Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103-6996
Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP 1818 Market Street, Suite 2400 Philadelphia, PA 19103
Distributor	Kinetics Funds Distributor, Inc. 555 Taxter Road, Suite 175 Elmsford, NY 10523
Transfer Agent, Fund Accountant, and Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Custodian	U.S. Bank N.A. 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212

67

You may obtain the following and other information on the Funds free of charge:

Statement of Additional Information (SAI) dated April 30, 2009
The SAI of the Funds provides more details about each Fund’s policies and management.  The Funds’ SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year.

To receive any of these documents or the Funds’ Prospectus, free of charge, to request additional information about the Company or to make shareholder inquiries, please contact us:

By Telephone:	By Internet:
1-800-930-3828	http://www.kineticsfunds.com
By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Additionally the foregoing Fund documents are available on the Fund’s website listed above.

SEC:
Information about the Funds (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, D.C.  Please call (202) 551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

1940 Act File No. 811-09303

Institutional Class
April 30, 2009	Prospectus	www.kineticsfunds.com

The Internet Fund

The Global Fund

The Paradigm Fund  (KNPYX)

The Medical Fund

The Small Cap Opportunities Fund  (KSCYX)

The Market Opportunities Fund  (KMKYX)

The Water Infrastructure Fund  (KWIIX)

The Multi-Disciplinary Fund  (KMDYX)

Each a series of Kinetics Mutual Funds, Inc.

Kinetics Logo
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

Overview	1
The Internet Fund	3
The Global Fund	8
The Paradigm Fund	13
The Medical Fund	18
The Small Cap Opportunities Fund	23
The Market Opportunities Fund	27
The Water Infrastructure Fund	32
The Multi-Disciplinary Fund	37
Main Risks of Investing in Each of the Funds	41
Portfolio Holdings Information	47
Management of the Funds and the Portfolios	47
Valuation of Fund Shares	49
How to Purchase Shares	50
How to Redeem Shares	52
Exchange Privilege	56
Distributions and Taxes	56
Distribution of Shares	58
Unique Characteristics of Master/Feeder Structure	59
Counsel and Independent Registered Public Accounting Firm	60
Financial Highlights	61

Kinetics Mutual Funds, Inc.
This combined Prospectus discusses the Institutional Class of eight series (each a “Fund” and collectively the “Funds”) of Kinetics Mutual Funds, Inc. (the “Company”).  Unlike many other investment companies which directly acquire and manage their own portfolios of securities, each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Portfolio” and collectively the “Portfolios”) of Kinetics Portfolios Trust (the “Trust”), a Delaware statutory trust (e.g., The Internet Fund invests all of its assets in The Internet Portfolio).  Each Portfolio is an open-end, non-diversified investment company with investment objectives and strategies identical to those of each corresponding Fund.  Investors should carefully consider this investment approach.  For additional information regarding this investment structure, see “Unique Characteristics of Master/Feeder Fund Structure.”

The Institutional Class of the Internet Fund, Global Fund and Medical Fund are not currently being offered by the Company.
Prospectus
This Prospectus provides vital information about each Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
Investment Adviser
Kinetics Asset Management, Inc.

Minimum Initial Investment
$1,000,000
April 30, 2009

OVERVIEW

The Internet Fund (the “Internet Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth and secondarily with current income by investing all of its investable assets in the Internet Portfolio (the “Internet Portfolio”).  The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities.

The Global Fund (the “Global Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Global Portfolio (the “Global Portfolio”).  The Global Portfolio invests primarily in the equity securities of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and secondarily in U.S. companies benefiting from international economic growth.

The Paradigm Fund (the “Paradigm Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Paradigm Portfolio (the “Paradigm Portfolio”).  The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the Investment Adviser believes are undervalued, that have high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in assets or revenues.  A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies’ assets.  The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor.

The Medical Fund (the “Medical Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Medical Portfolio (the “Medical Portfolio”).  The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged generally in the medical research, pharmaceutical treatments and related medical technology industries with a focus on companies engaged in cancer research and drug development.

The Small Cap Opportunities Fund (the “Small Cap Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Small Cap Opportunities Portfolio (the “Small Cap Portfolio”).  The Small Cap Portfolio invests primarily in the equity securities of U.S. and foreign small capitalization companies that provide attractive valuation opportunities due to special situations such as little or no institutional ownership, short-term earnings shortfalls, lack of significant analyst coverage, stocks selling at or below book or replacement value, and price to earnings ratios that are less than one half of their projected growth rate.

The Market Opportunities Fund (the “Market Opportunities Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Market Opportunities Portfolio (the “Market Opportunities Portfolio”).  The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets or in the gaming industry.

The Water Infrastructure Fund (the “Water Infrastructure Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth and secondarily with current income by investing all of its investable assets in the Water Infrastructure Portfolio (the “Water Infrastructure Portfolio”).  The Water Infrastructure Portfolio invests primarily in securities issued by U.S. and foreign companies involved in water infrastructure and natural resources with a specific water theme and related activities.

The Multi-Disciplinary Fund (the “Multi-Disciplinary Fund”) is a non-diversified fund that seeks to provide investors with total return, which is expected to include both income and capital appreciation, by investing all of its investable assets in the Multi-Disciplinary Portfolio (the “Multi-Disciplinary Portfolio”).  The Multi-Disciplinary Portfolio utilizes a two-part investment strategy.  The first component of the Multi-Disciplinary Portfolio is primarily a fixed-income portfolio.  The second component of the Multi-Disciplinary Portfolio is a portfolio of various option strategies that may include short puts, covered calls, long calls and a variety of other derivatives.  These strategies may result in the Multi-Disciplinary Portfolio holding equity securities.

1

The Statement of Additional Information (the “SAI”) contains more information about the Funds and the types of securities in which they may invest.

Who May Want to Invest

Each Fund (other than the Multi-Disciplinary Fund) may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

The Multi-Disciplinary Fund may be appropriate for investors who:

»	wish to invest for the long-term; and

»	are comfortable with the risks described herein.

2

THE INTERNET FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Internet Fund is long-term growth of capital.  The Internet Fund seeks to obtain current income as a secondary objective.

Principal Investment Strategies
The Internet Fund seeks to achieve its investment objective by investing all of its investable assets in the Internet Portfolio.  Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)), of U.S. and foreign companies engaged in the Internet and Internet-related activities.  The Internet Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike.  The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Internet Portfolio securities will be selected by the Investment Adviser from companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet.  Accordingly, the Internet Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, they meet the Internet Portfolio’s investment criteria. Also, such companies’ core business may not be primarily Internet-related. Such companies include, but are not limited to, the following:

»	Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics and news, on the Internet.

»
Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

»
Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

»	Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

»	Internet Service Providers: Companies that provide users with access to the Internet.

»	Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

»	Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

3

»	E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

»
Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

»	Other Companies: Companies whose core business may not be primarily Internet-related include, but are not limited to, publishing and media companies.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development.  The Investment Adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

The Internet Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Internet Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Internet Portfolio engages in a temporary defensive strategy, the Internet Portfolio and therefore, the Internet Fund, may not achieve its investment objective.

Fund Structure
The Internet Portfolio has an investment objective identical to that of the Internet Fund.  The Internet Fund may withdraw its investment from the Internet Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Internet Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Internet Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Internet Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Internet Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Internet Fund, and indirectly the Internet Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Internet Fund, Internet Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Internet Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio’s and therefore, the Internet Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry specific developments.  Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

4

»
Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

»
Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio’s assets.

»
Foreign Securities Risks: The Internet Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Internet Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Internet Portfolio’s shares and therefore, the Internet Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Internet Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Internet Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Internet Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Internet Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Internet Fund

The Institutional Class shares of the Internet Fund had not commenced operations as of December 31, 2008.  The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because each Class of shares will be invested in the same portfolio of securities.  Annual returns will differ only to the extent that the Classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Internet Fund’s No Load Class.  Both assume that all dividends and distributions are reinvested in the Fund.  The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund’s performance from year to year (on a calendar year basis).  The table shows how the Internet Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.  The past performance of the Internet Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Internet Fund’s No Load Class or the Internet Portfolio will perform in the future.

5

The Internet Fund – No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	1999	Q1	93.07%
Worst Quarter:	2000	Q2	-33.42%

The Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for the No Load Class shares only.  After-tax returns for the Institutional Class shares will differ.

Average Annual Total Returns as of 12/31/2008
	1 Year	5 Years	10 Years	Since Inception(1)
The Internet Fund (WWWFX) No Load
Return before taxes	-42.24%	-1.58%	3.23%	12.75%
Return after taxes on distributions	-42.28%	-1.81%	3.10%	12.64%
Return after taxes on distributions and sale of Fund shares(2)	-27.44%	-1.42%	2.75%	11.58%
S&P 500® Index(3)	-37.00%	-2.19%	-1.38%	3.73%
NASDAQ Composite® Index(4)	-40.54%	-4.67%	-3.24%	2.02%

(1)
The Internet Fund’s No Load Class shares commenced operations on October 21, 1996 and converted into a feeder of the Internet Portfolio on April 28, 2000.  The returns for the two indices in this column have been calculated since the October 21, 1996 inception date of the Internet Fund’s No Load Class shares.

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general.  The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

(4)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

6

Fees and Expenses of the Internet Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Internet Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	Institutional Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses(7)	0.75%
Shareholder Servicing Fees 0.20%
Other Operating Expenses 0.53%
Acquired Fund Fees and Expenses(8) 0.02%
Total Annual Fund Operating Expenses	2.00%
Less Expense Waiver and/or Reimbursement(9)	0.15%
Net Annual Fund Operating Expenses(10)	1.85%

(1)	This fee table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio.
(2)
You will be assessed a $15 fee for outgoing wire transfers and a $25 fee for returned checks and stop payment orders by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent (“Transfer Agent”).  Please note that these fees are subject to change.

(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Institutional Class shares 30 days or less after you purchase them.  If this fee is imposed, it will raise the expenses of your shares.  Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Transfer Agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)	The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio for investment advisory services.
(7)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.”  “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above.

(8)
Acquired Fund Fees and Expenses (“AFFE”) represents the pro rata expenses indirectly incurred by the Fund as a result of investing its cash in unaffiliated money market funds that have their own expenses.  Net Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets after expense reimbursement found in the “Financial Highlights” section of this Prospectus which reflects the Fund’s operating expenses and does not include AFFE.  Without AFFE, the Fund’s Net Annual Fund Operating Expenses would have been 1.83%.

(9)	The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2010.
(10)
As of March 1, 2008, the Investment Adviser to the Internet Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.69%.  These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Institutional Class shares of the Internet Fund with the cost of investing in other mutual funds.

7

The Example assumes that you invest $10,000 in Institutional Class shares of the Internet Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Internet Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Internet Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$188	$613	$1,064	$2,315

THE GLOBAL FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Global Fund is long-term growth of capital.

Principal Investment Strategies
The Global Fund seeks to achieve its investment objective by investing all of its investable assets in the Global Portfolio.  Under normal circumstances, the Global Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of foreign and U.S. companies listed on publicly traded exchanges in countries around the world.  The Global Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Global Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Global Portfolio may also invest in participatory notes. Participatory notes (commonly known as “P-notes”) are derivative instruments used by investors to take positions in certain foreign securities. P-notes are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

The Global Portfolio securities selected by the Investment Adviser generally will be those of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and those of U.S. companies that benefit from international economic growth.  An increase in growth may occur by entry into new distribution channels, through an ability to leverage brand identity, and by improvement in the underlying cost/profitability dynamics of the business.  Accordingly, the Global Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Global Portfolio’s investment criteria.  Such companies include, but are not limited to, the following:

»
Infrastructure:  Companies that hold equity stakes in or are involved in building, owning or operating infrastructure assets including electric generation and transmission, airports, toll roads, railways, ports, etc.

»	Energy: Companies that explore for, finance, produce, market or distribute energy-oriented products and services, including oil and natural gas, coal and alternate energy sources.

»	Utilities: Companies and industries such as gas, electric and telephone.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Real Estate Development: Companies that provide commercial real estate property and services.

8

»	Business Services: Companies that provide business-to-business products and services.

»	Healthcare: Companies and industries such as pharmaceuticals, healthcare services, contracting services, hospitals, medical devices, medical equipment, etc.

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Travel & Leisure: Companies that provide transportation and recreational services.

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities or achieve a greater competitive advantage in cost/profitability and brand image leveraging.  This evaluation by the Investment Adviser includes consideration of a company’s potential to maintain and grow long lived assets, while generating high returns on capital with operating predictability and transparency. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

The Global Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments

To respond to adverse market, economic, political or other conditions, the Global Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Global Portfolio engages in a temporary defensive strategy, the Global Portfolio and, therefore, the Global Fund, may not achieve its investment objective.

Fund Structure

The Global Portfolio has an investment objective identical to that of the Global Fund.  The Global Fund may withdraw its investment from the Global Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Global Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Global Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Global Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Global Fund’s assets directly.

Principal Risks of Investment

The Global Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.  The principal risks of investing in the Global Fund, and indirectly the Global Portfolio, are listed below and could adversely affect the NAV, total return and value of the Global Fund, Global Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Global Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Global Portfolio’s and therefore, the Global Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small and Medium-Size Company Risks: The Global Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global Portfolio’s assets.

9

»
Foreign Securities Risks: The Global Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Global Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Global Portfolio’s shares and therefore, the Global Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Global Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Global Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
Derivatives Risks:  The Global Portfolio’s investments in P-notes and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Global Portfolio.

»
Management Risk:  There is no guarantee that the Global Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Global Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Global Fund

The Institutional Class shares of the Global Fund had not commenced operations as of December 31, 2008.  The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because each Class of shares will be invested in the same portfolio of securities.  Annual returns will differ only to the extent that the Classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Global Fund’s No Load Class.  Both assume that all dividends and distributions are reinvested in the Fund.  The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund’s performance from year to year (on a calendar year basis).  The table shows how the Global Fund’s average annual returns, before and after taxes, compare with those of the MSCI EAFE Index which represents a broad measures of market performance.  As of March 14, 2008, the Global Fund and the Global Portfolio, which were formerly known as the Internet Emerging Growth Fund and the Internet Emerging Growth Portfolio, respectively, changed to the investment strategy set forth in this Prospectus.  The performance shown for periods or portions of periods prior to March 14, 2008 represents performance of the Global Portfolio’s prior strategy to invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small and medium-capitalization U.S. and foreign companies engaged in the Internet and Internet-related activities.  The past performance of the Global Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Global Fund’s No Load Class or the Global Portfolio will perform in the future.

10

The Global Fund – No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2003	Q2	16.93%
Worst Quarter:	2000	Q4	-38.09%

The Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for the No Load Class shares only.  After-tax returns for the Institutional Class shares will differ.

Average Annual Total Returns as of 12/31/2008
	1 Year	5 Years	Since Inception(1)
The Global Fund (WWWEX) No Load
Return before taxes	-50.72%	-7.87%	-12.94%
Return after taxes on distributions	-50.85%	-8.72%	-13.42%
Return after taxes on distributions and sale of Fund shares(2)	-32.71%	-6.58%	-9.87%
MSCI EAFE Index(3)	-45.09%	-0.81%	-3.84%

(1)
The Global Fund’s No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Global Portfolio on April 28, 2000.  The return for the index in this column has been calculated since the December 31, 1999 inception date of the Global Fund’s No Load Class shares.

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.  As of June 2007, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

11

Fees and Expenses of the Global Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Global Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)

Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	Institutional Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses(7)	4.69%
Shareholder Servicing Fees 0.20%
Other Operating Expenses 4.49%
Total Annual Fund Operating Expenses	5.94%
Less Expense Waiver and/or Reimbursement(8)	0.15%
Net Annual Fund Operating Expenses(9)	5.79%

(1)	This fee table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio.
(2)	You will be assessed a $15 fee for outgoing wire transfers, and a $25 fee for returned checks and stop payment orders by the Transfer Agent . Please note that these fees are subject to change.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Institutional Class shares 30 days or less after you purchase them.  If this fee is imposed, it will raise the expenses of your shares.  Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Transfer Agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)	The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio for investment advisory services.
(7)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.”  “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above. “Other Operating Expenses” also includes AFFE incurred by the Fund as a result of its investment in any money market fund or other investment company.  For the fiscal year ended December 31, 2008, the Fund incurred AFFE totaling less than 0.01% of the Fund’s average daily net assets.

(8)	The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2010.
(9)
As of March 1, 2008, the Investment Adviser to the Global Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.19%.  These waivers and reimbursements may be discontinued at any time.

12

Example

This Example is intended to help you compare the cost of investing in Institutional Class shares of the Global Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Class shares of the Global Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Global Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Global Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$577	$1,744	$2,890	$5,661

THE PARADIGM FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Paradigm Fund is long-term growth of capital.

Principal Investment Strategies
The Paradigm Fund seeks to achieve its investment objective by investing all of its investable assets in the Paradigm Portfolio.  Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of U.S. and foreign companies.  The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued, that have high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues.  A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies’ assets.  The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor.  The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

Paradigm Portfolio securities will be selected by the Investment Adviser from companies that are engaged in various industries that will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Paradigm Portfolio’s investment criteria.  Accordingly, the Paradigm Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.  Such companies include, but are not limited to, the following:

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Real Estate Development: Companies that provide commercial real estate property and services.

13

»	Business Services: Companies that provide business-to-business products and services.

»	Travel & Leisure: Companies that provide transportation and recreational services.

»	Utilities: Companies and industries such as gas, electric and telephone.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

The Paradigm Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Paradigm Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Paradigm Portfolio engages in a temporary defensive strategy, the Paradigm Portfolio and therefore, the Paradigm Fund, may not achieve its investment objective.

Fund Structure
The Paradigm Portfolio has an investment objective identical to that of the Paradigm Fund.  The Paradigm Fund may withdraw its investment from the Paradigm Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Paradigm Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Paradigm Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Paradigm Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Paradigm Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Paradigm Fund, and indirectly the Paradigm Portfolio, are listed below and could adversely affect the NAV, total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Paradigm Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s and therefore, the Paradigm Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry specific developments.  Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»
Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets.

14

»
Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio’s shares and therefore, the Paradigm Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Paradigm Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Paradigm Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Paradigm Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Paradigm Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Paradigm Fund

The bar chart and table shown below illustrate the variability of the returns for the Paradigm Fund’s Institutional Class.  Both assume that all dividends and distributions are reinvested in the Fund.  The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund’s performance from year to year (on a calendar year basis).  The table shows how the Paradigm Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.  The past performance of the Paradigm Fund’s Institutional Class, before and after taxes, is not necessarily an indication of how the Paradigm Fund’s Institutional Class or the Paradigm Portfolio will perform in the future.

15

The Paradigm Fund – Institutional Class
Calendar Year Returns as of 12/31

Best Quarter:	2006	Q1	13.00%
Worst Quarter:	2008	Q4	-29.03%

The Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2008
	1 Year	Since Inception(1)
The Paradigm Fund (KNPYX) Institutional
Return before taxes	-53.11%	-5.43%
Return after taxes on distributions	-53.15%	-5.54%
Return after taxes on distributions and sale of Fund shares(2)	-34.47%	-4.50%
S&P 500® Index(3)	-37.00%	-5.68%
NASDAQ Composite® Index(4)	-40.54%	-7.35%
(1)
The Paradigm Fund’s Institutional Class shares commenced operations on May 27, 2005.  The returns for the two indices in this column have been calculated since the May 27, 2005 inception date of the Paradigm Fund’s Institutional Class shares.

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general.  The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

(4)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

16

Fees and Expenses of the Paradigm Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Paradigm Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)(3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	Institutional Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses(7)	0.43%
Shareholder Servicing Fees 0.20%
Other Operating Expenses 0.23%
Total Annual Fund Operating Expenses	1.68%
Less Expense Waiver and/or Reimbursement(8)	0.15%
Net Annual Fund Operating Expenses(9)	1.53%

(1)	This fee table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio.
(2)	You will be assessed a $15 fee for outgoing wire transfers, and a $25 fee for returned checks and stop payment orders by the Transfer Agent. Please note that these fees are subject to change.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Institutional Class shares 30 days or less after you purchase them.  If this fee is imposed, it will raise the expenses of your shares.  Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Transfer Agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)	The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio for investment advisory services.
(7)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.”  “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above. “Other Operating Expenses” also includes AFFE incurred by the Fund as a result of its investment in any money market fund or other investment company.  For the fiscal year ended December 31, 2008, the Fund incurred AFFE totaling less than 0.01% of the Fund’s average daily net assets.

(8)	The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets at until at least May 1, 2010.
(9)
As of March 1, 2008, the Investment Adviser to the Paradigm Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.44%.  These waivers and reimbursements may be discontinued at any time.

17

Example

This Example is intended to help you compare the cost of investing in Institutional Class shares of the Paradigm Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Class shares of the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Paradigm Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$156	$515	$899	$1,975

THE MEDICAL FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Medical Fund is long-term growth of capital.

Principal Investment Strategies
The Medical Fund seeks to achieve its investment objective by investing all of its investable assets in the Medical Portfolio.  Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of U.S. and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development.  The Medical Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Medical Portfolio’s Investment Adviser believes that favorable investment opportunities are available through companies that are developing technology, products, and/or services for cancer research and treatment and related medical activities.  Accordingly, the Medical Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.

Medical Portfolio securities will be selected by the Investment Adviser from companies that are engaged in the medical industry generally, including, among others, companies engaged in cancer research and treatment, biopharmaceutical research and the development of medical instruments for therapeutic purposes.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Medical Portfolio’s investment criteria.  Such companies include, but are not limited to, the following:

»	Pharmaceutical Development: Companies that develop drugs and medications for the treatment and prevention of cancer and other disease.

»
Surgical and Medical Instrument Manufacturers and Developers: Companies that produce, manufacture and develop the tools used by health care providers in the delivery of medical care and procedures for the treatment of cancer and other diseases.

»	Pharmaceutical Manufacturers: Companies that primarily engage in the mass production of existing drugs and medicines including drugs and medicines for the treatment of cancer and other diseases.

18

»	Biotech & Medical Research: Companies that primarily research and develop new methods and procedures in the provision of health care related services for the treatment of cancer and other diseases.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Investment Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth.

The Medical Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Medical Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Medical Portfolio engages in a temporary defensive strategy, the Medical Portfolio and therefore, the Medical Fund, may not achieve its investment objective.

Fund Structure
The Medical Portfolio has an investment objective identical to that of the Medical Fund.  The Medical Fund may withdraw its investment from the Medical Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Medical Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Medical Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Medical Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Medical Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Medical Fund, and indirectly the Medical Portfolio, are listed below and could adversely affect the NAV, total return and value of the Medical Fund, the Medical Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Medical Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio’s and therefore, the Medical Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry-specific developments.  Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

»
Specific Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries.  Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances.  Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

19

»
Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio’s assets.

»
Foreign Securities Risks: The Medical Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Medical Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Medical Portfolio’s shares, and therefore, the Medical Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Medical Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Medical Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Medical Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Medical Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Medical Fund

The Institutional Class shares of the Medical Fund had not commenced operations as of December 31, 2008.  The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because each Class of shares will be invested in the same portfolio of securities.  Annual returns will differ only to the extent that the Classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Medical Fund’s No Load Class.  Both assume that all dividends and distributions are reinvested in the Fund.  The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund’s performance from year to year (on a calendar year basis).  The table shows how the Medical Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.  The past performance of the Medical Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Medical Fund’s No Load Class or the Medical Portfolio will perform in the future.

20

The Medical Fund – No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2000	Q1	26.57%
Worst Quarter:	2002	Q2	-19.65%

The Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for the No Load Class shares only.  After-tax returns for the Institutional Class shares will differ.

Average Annual Total Returns as of 12/31/2008
	1 Year	5 Years	Since Inception(1)
The Medical Fund (MEDRX) No Load
Return before taxes	-20.42%	2.30%	6.36%
Return after taxes on distributions	-20.83%	1.86%	6.09%
Return after taxes on distributions and sale of Fund shares(2)	-12.73%	2.00%	5.59%
S&P 500® Index(3)	-37.00%	-2.19%	-2.05%
NASDAQ Composite® Index(4)	-40.54%	-4.67%	-5.82%

(1)
The Medical Fund’s No Load Class shares commenced operations on September 30, 1999 and converted into a feeder fund of the Medical Portfolio on April 28, 2000.  The returns for the two indices in this column have been calculated since the September 30, 1999 inception date for the Medical Fund’s No Load Class shares.

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general.  The Index is not an investment product available for purchase and does note include any deduction for fees, expenses or taxes.

(4)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

21

Fees and Expenses of the Medical Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Medical Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)(3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	Institutional Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses(7)	0.97%
Shareholder Servicing Fees 0.20%
Other Operating Expenses 0.77%
Total Annual Fund Operating Expenses	2.22%
Less Expense Waiver and/or Reimbursement(8)	0.15%
Net Annual Fund Operating Expenses(9)	2.07%

(1)	This fee table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio.
(2)	You will be assessed a $15 fee for outgoing wire transfers, and a $25 fee for returned checks and stop payment orders by the Transfer Agent. Please note that these fees are subject to change.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Institutional Class shares 30 days or less after you purchase them.  If this fee is imposed, it will raise the expenses of your shares.  Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Transfer Agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)	The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio for investment advisory services.
(7)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.”  “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above. “Other Operating Expenses” also includes AFFE incurred by the Fund as a result of its investment in any money market fund or other investment company.  For the fiscal year ended December 31, 2008, the Fund incurred AFFE totaling less than 0.01% of the Fund’s average daily net assets.

(8)	The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2010.
(9)
As of March 1, 2008, the Investment Adviser to the Medical Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.19%.  These waivers and reimbursements may be discontinued at any time.

22

Example

This Example is intended to help you compare the cost of investing in Institutional Class shares of the Medical Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Class shares of the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Medical Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$210	$680	$1,176	$2,543

THE SMALL CAP OPPORTUNITIES FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Small Cap Fund is long-term growth of capital.

Principal Investment Strategies
The Small Cap Fund seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio.  Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities.  The Small Cap Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those that have a market capitalization of less than $3 billion.  The Investment Adviser believes that favorable investment opportunities are available through companies that exhibit a number of the following characteristics: have little or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have price to earnings ratios that are less than one half of their projected growth rate.

Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, the companies meet the Small Cap Portfolio’s investment criteria.  Such companies include, but are not limited to the following:

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Manufacturing and Consumer Products: Companies that manufacture and distribute products to retail outlets.

»	Utilities: Companies and industries such as gas, electric and telephone.

23

The Investment Adviser considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Investment Adviser also looks at the amount of capital a company spends on research and development.

The Small Cap Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Small Cap Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Small Cap Portfolio engages in a temporary defensive strategy, the Small Cap Portfolio and therefore, the Small Cap Fund, may not achieve its investment objective.

Fund Structure
The Small Cap Portfolio has an investment objective identical to that of the Small Cap Fund.  The Small Cap Fund may withdraw its investment from the Small Cap Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Small Cap Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Small Cap Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Small Cap Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Small Cap Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Small Cap Fund, and indirectly the Small Cap Portfolio, are listed below and could adversely affect the NAV, total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Small Cap Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio’s and therefore, the Small Cap Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small Company Risks: The Small Cap Portfolio primarily invests in the stocks of small-size companies. Small-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio’s assets.

»
Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Small Cap Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Small Cap Portfolio’s shares, and therefore, the Small Cap Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

24

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Small Cap Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Small Cap Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Small Cap Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Small Cap Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Small Cap Fund

The bar chart and table shown below illustrate the variability of the returns for the Small Cap Fund’s Institutional Class.  Both assume that all dividends and distributions are reinvested in the Fund.  The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund’s performance from year to year (on a calendar year basis).  The table shows how the Small Cap Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.  The past performance of the Small Cap Fund’s Institutional Class, before and after taxes, is not necessarily an indication of how the Small Cap Fund’s Institutional Class or the Small Cap Portfolio will perform in the future.

The Small Cap Fund – Institutional Class
Calendar Year Returns as of 12/31

25

Best Quarter:	2006	Q1	14.76%
Worst Quarter:	2008	Q4	-29.91%

The Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2008
	1 Year	Since Inception(1)
The Small Cap Fund (KSCYX) Institutional
Return before taxes	-57.82%	-11.11%
Return after taxes on distributions	-57.95%	-11.29%
Return after taxes on distributions and sale of Fund shares(2)	-37.41%	-9.19%
S&P 500® Index(3)	-37.00%	-6.85%
NASDAQ Composite® Index(4)	-40.54%	-8.83%

(1)
The Small Cap Fund’s Institutional Class shares commenced operations on August 12, 2005.  The returns for the two indices in this column have been calculated since the August 12, 2005 inception date of the Small Cap Fund’s Institutional Class shares.

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general.  The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

(4)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Small Cap Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Small Cap Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)(3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	Institutional Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses(7)	0.49%
Shareholder Servicing Fees 0.20%
Other Operating Expenses 0.29%
Total Annual Fund Operating Expenses	1.74%
Less Expense Waiver and/or Reimbursement(8)	0.15%
Net Annual Fund Operating Expenses(9)	1.59%

(1)	This fee table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Portfolio.

26

(2)	You will be assessed a $15 fee for outgoing wire transfers, and a $25 fee for returned checks and stop payment orders by the Transfer Agent. Please note that these fees are subject to change.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Institutional Class shares 30 days or less after you purchase them.   If this fee is imposed, it will raise the expenses of your shares.   Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Transfer Agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)	The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio for investment advisory services.
(7)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.”  “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above. “Other Operating Expenses” also includes AFFE incurred by the Fund as a result of its investment in any money market fund or other investment company.  For the fiscal year ended December 31, 2008, the Fund incurred AFFE totaling less than 0.01% of the Fund’s average daily net assets.

(8)	The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2010.
(9)
As of March 1, 2008, the Investment Adviser to the Small Cap Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.44%.  These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Institutional Class shares of the Small Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Class shares of the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Small Cap Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$162	$533	$930	$2,039

THE MARKET OPPORTUNITIES FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Market Opportunities Fund is long-term growth of capital.

Principal Investment Strategies
The Market Opportunities Fund seeks to achieve its investment objective by investing all of its investable assets in the Market Opportunities Portfolio.  Under normal circumstances, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of U.S. and foreign companies involved in capital markets or related to capital markets, as well as companies involved in the gaming industry.  Capital market companies include companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses.  The Market Opportunities Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Market Opportunities Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Market Opportunities Portfolio securities will be selected by the Investment Adviser from companies that are engaged in public exchanges, as well as derivative exchanges and companies that derive at least 20% of their revenue from such exchanges or from the gaming industry.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Market Opportunities Portfolio’s investment criteria.  Such companies include, but are not limited to, the following:

27

»	Exchanges: Companies that are organized as public exchanges where debt and equity securities are traded, including derivative exchanges.

»	Financial Services: Companies that engage in financial service transactions relating to capital markets such as banking, credit cards and investment services.

»	Business Services: Companies that provide business-to-business products and services involving capital markets or the gaming industry.

»	Gaming: Companies engaged in casino entertainment, including casino resorts and other leisure activities.

Although the Market Opportunities Portfolio intends to focus its investments in the capital markets and gaming sectors, the Market Opportunities Portfolio may also purchase the securities of companies such as auction houses and payroll and other processing companies, that, due to the fixed costs of their operations, benefit from an increase in the volume of sales/transactions.

The Investment Adviser selects portfolio securities by evaluating a company’s balance sheets, corporate revenues, earnings and dividends.

The Market Opportunities Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Market Opportunities Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Market Opportunities Portfolio engages in a temporary defensive strategy, the Market Opportunities Portfolio and therefore, the Market Opportunities Fund, may not achieve its investment objective.

Fund Structure
The Market Opportunities Portfolio has an investment objective identical to that of the Market Opportunities Fund.  The Market Opportunities Fund may withdraw its investment from the Market Opportunities Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Market Opportunities Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Market Opportunities Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Market Opportunities Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Market Opportunities Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Market Opportunities Fund, and indirectly the Market Opportunities Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Market Opportunities Fund, Market Opportunities Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Market Opportunities Portfolio is likely to decline in value and you could lose money on your investment.

28

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Market Opportunities Portfolio’s and therefore, the Market Opportunities Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Sector/Industry Concentration Risks:  To the extent that the Market Opportunities Portfolio focuses its investments in one or more sectors or industries, it may be subject to the risks affecting that sector or industry more than would a fund that invests in a wide variety of market sectors or industries.  For instance, companies in either the capital markets or gaming industries may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability of companies in those industries.

»
Small and Medium-Size Company Risks: The Market Opportunities Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Market Opportunities Portfolio’s assets.

»
Foreign Securities Risks: The Market Opportunities Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Market Opportunities Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio’s shares and therefore, the Market Opportunities Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Market Opportunities Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Market Opportunities Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Market Opportunities Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Market Opportunities Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Market Opportunities Fund

No performance information is shown for the Institutional Class shares of the Market Opportunities Fund because it does not have annual returns for at least one calendar year as of to the date of this Prospectus.  The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because both classes of shares will be invested in the same portfolio of securities.  Annual returns will differ only to the extent that the classes do not have the same expenses.

29

The bar chart and table shown below illustrate the returns for the Market Opportunities Fund’s No Load Class.  Both assume that all dividends and distributions are reinvested in the Fund.  The bar chart shows the Market Opportunities Fund’s performance for the last calendar year.  The table shows how the Market Opportunities Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.  The past performance of the Market Opportunities Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund’s No Load Class or the Market Opportunities Portfolio will perform in the future.

The Market Opportunities Fund – No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2007	Q3	12.03%
Worst Quarter:	2008	Q4	-27.18%

The Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for the No Load Class shares only.  After-tax returns for the Institutional Class shares will differ.

Average Annual Total Returns as of 12/31/2008
	1 Year	Since Inception(1)
The Market Opportunities Fund (KMKNX) No Load
Return before taxes	-54.82%	-10.16%
Return after taxes on distributions	-54.88%	-10.23%
Return after taxes on distributions and sale of Fund shares(2)	-35.56%	-8.49%
S&P 500® Index(3)	-37.00%	-9.41%
NASDAQ Composite® Index(4)	-40.54%	-12.22%

(1)
The Market Opportunities Fund’s No Load Class shares commenced operations on January 31, 2006.  The returns for the two indices in this column have been calculated since the January 31, 2006 inception date of the Market Opportunities Fund’s No Load Class shares.

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

30

(3)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general.  The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

(4)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Market Opportunities Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Market Opportunities Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)(3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	Institutional Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses(7)	0.58%
Shareholder Servicing Fees 0.20%
Other Operating Expenses 0.38%
Total Annual Fund Operating Expenses	1.83%
Less Expense Waiver and/or Reimbursement(8)	0.15%
Net Annual Fund Operating Expenses(9)	1.68%

(1)	This fee table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio.
(2)	You will be assessed a $15 fee for outgoing wire transfers, and a $25 fee for returned checks and stop payment orders by the Transfer Agent. Please note that these fees are subject to change.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Institutional Class shares 30 days or less after you purchase them.  If this fee is imposed it will raise the expenses of your shares.  Such fees, when imposed, are credited directly to the assets of the Market Opportunities Fund to help defray any potential expenses to the Market Opportunities Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Transfer Agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)
The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio for investment advisory services.

(7)l
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.”  “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above. “Other Operating Expenses” also includes AFFE incurred by the Fund as a result of its investment in any money market fund or other investment company.  For the fiscal year ended December 31, 2008, the Fund incurred AFFE totaling less than 0.01% of the Fund’s average daily net assets.

(8)	The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2010.
(9)
As of March 1, 2008, the Investment Adviser to the Market Opportunities Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.44%.  These waivers and reimbursements may be discontinued at any time.

31

Example

This Example is intended to help you compare the cost of investing in the Institutional Class of the Market Opportunities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Institutional Class of the Market Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Market Opportunities Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Market Opportunities Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$171	$561	$976	$2,136

THE WATER INFRASTRUCTURE FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Water Infrastructure Fund is long-term growth of capital.  The Water Infrastructure Fund seeks to obtain current income as a secondary objective.

Principal Investment Strategies
The Water Infrastructure Fund seeks to achieve its investment objective by investing all of its investable assets in the Water Infrastructure Portfolio.  Under normal circumstances, the Water Infrastructure Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, fixed-income securities such as bonds and debentures, and warrants, derivatives, and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs), of U.S. and foreign companies engaged in water infrastructure and natural resources with a specific water theme and related activities.  For purposes of this 80% policy, a company will be considered in the water infrastructure or natural resource industry if at least 50% of its revenues come from water-related activities or activities related to natural resources.  The Water Infrastructure Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

Under normal circumstances, the Water Infrastructure Portfolio will invest no more than 20% of its net assets in fixed income securities.  There are no limitations as to the maturities or credit ratings of the fixed income securities in which the Water Infrastructure Portfolio may invest; provided, however, that the Water Infrastructure Portfolio will invest no more than 10% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Water Infrastructure Portfolio aims to invest in securities issued by companies operating in the water infrastructure and natural resource sector globally.  The companies targeted in the water sector will include, but are not limited to, water production companies, water conditioning and desalination companies, water suppliers, water transport and distribution companies, companies specializing in the treatment of waste water, sewage and solid, liquid and chemical waste, companies operating sewage treatment plants and companies providing equipment, consulting and engineering services in connection with the above-described activities.  Companies targeted in the natural resource sector are those that are dependent on water usage in industries such as agriculture, timber, oil and gas service, hydroelectricity and alternative renewable energy.

There are no limitations on the amount that the Water Infrastructure Portfolio may invest or hold in any single issuer; however, the Portfolio currently intends to limit its investments at the time of purchase to 10% of the Water Infrastructure Portfolio’s assets in any single position.  The companies in which the Water Infrastructure Portfolio may invest may be large, medium or small in size if, in the Investment Adviser’s opinion, they meet the Water Infrastructure Portfolio’s investment criteria.

32

The Investment Adviser uses a value-based strategy in managing the Water Infrastructure Portfolio, which means that both equity and fixed income security purchase selections will be based primarily upon current relative valuation of company fundamentals, although the growth prospects of respective companies within the global water industry will also be considered.  When determining the intrinsic value of each potential company for the Water Infrastructure Portfolio, the Investment Adviser will primarily focus on traditional valuation metrics including, but not limited to, price to earnings, price to cash flow, book value, price to sales, return on equity, and return on invested capital.  In addition, the Investment Adviser will evaluate the estimated growth prospect for each company by evaluating such metrics as forward price to earnings, and will also use merger and acquisition metrics and sum of the parts valuation (break-up value or private market value) to better ascertain market and intrinsic valuation.

The Water Infrastructure Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Water Infrastructure Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Water Infrastructure Portfolio engages in a temporary defensive strategy, the Water Infrastructure Portfolio and therefore, the Water Infrastructure Fund, may not achieve its investment objective.

Fund Structure
The Water Infrastructure Portfolio has an investment objective identical to that of the Water Infrastructure Fund.  The Water Infrastructure Fund may withdraw its investment from the Water Infrastructure Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Water Infrastructure Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Water Infrastructure Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Water Infrastructure Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Water Infrastructure Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Water Infrastructure Fund, and indirectly the Water Infrastructure Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Water Infrastructure Fund, Water Infrastructure Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Water Infrastructure Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Water Infrastructure Portfolio’s and therefore, the Water Infrastructure Fund’s, investment objective.

»
Liquidity Risks: The Water Infrastructure Portfolio’s investments in the securities of small and medium capitalization companies and in non-investment grade fixed income securities makes the Water Infrastructure Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments.  Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

33

»
Small and Medium-Size Company Risks: The Water Infrastructure Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Water Infrastructure Portfolio’s assets.

»
Foreign Securities Risks: The Water Infrastructure Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Water Infrastructure Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Water Infrastructure Portfolio’s shares and therefore, the Water Infrastructure Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Water Infrastructure Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

»
Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Water Infrastructure Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Water Infrastructure Industry Specific Risks:  Adverse developments in the water industry may significantly affect the value of the shares of the Water Infrastructure Fund.  Companies involved in the water industry are subject to environmental considerations, changes in taxation and government regulation, price and supply fluctuations, changes in technology, competition and water conservation.  There can be no assurances that the regulatory environment will remain the same.  Unfavorable regulatory rulings, including structural changes to pricing and the competitive playing field, may affect the underlying companies’ ability to produce favorable returns.

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Value Style Risks:  Over time, a value-based investment style may go in and out of favor, causing the Water Infrastructure Portfolio to sometimes under-perform other funds that use different investment styles, such as a growth-based investment style.

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Derivatives Risks:  The Water Infrastructure Portfolio’s investments in options and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Water Infrastructure Portfolio.

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Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Water Infrastructure Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Water Infrastructure Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

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Natural Resources Investment Risks:  Investments in companies in natural resources industries can be significantly affected by (often rapid) changes in the supply of, or demand for, various natural resources.  These companies also may be affected by changes in energy prices, international political and economic developments, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

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Management Risk:  There is no guarantee that the Water Infrastructure Fund will meet its investment objective. The Investment Adviser cannot guarantee the performance of the Water Infrastructure Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Water Infrastructure Fund

The bar chart and table shown below illustrate the variability of the returns for the Water Infrastructure Fund’s Institutional Class.  Both assume that all dividends and distributions are reinvested in the Water Infrastructure Fund.  The bar chart shows the Water Infrastructure Fund’s performance for the last calendar year.  The table shows how the Water Infrastructure Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.  The past performance of the Water Infrastructure Fund’s Institutional Class, before and after taxes, is not necessarily an indication of how the Water Infrastructure Fund’s Institutional Class or the Water Infrastructure Portfolio will perform in the future.

The Water Infrastructure Fund – Institutional Class
Calendar Year Returns as of 12/31

Best Quarter:	2008	Q2	1.12%
Worst Quarter:	2008	Q3	-12.65%

The Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.

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Average Annual Total Returns as of 12/31/2008
	1 Year	Since Inception(1)
The Water Infrastructure Fund (KWIIX) Institutional
Return before taxes	-25.05%	-15.91%
Return after taxes on distributions	-25.05%	-16.03%
Return after taxes on distributions and sale of Fund shares(2)	-16.28%	-13.46%
S&P 500® Index(3)	-37.00%	-27.08%
NASDAQ Composite® Index(4)	-40.54%	-28.30%

(1)
The Water Infrastructure Fund’s Institutional Class shares commenced operations on June 29, 2007.  The returns for the two indices in this column have been calculated since the June 29, 2007 inception date of the Water Infrastructure Fund’s Institutional Class shares.

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general.  The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

(4)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Water Infrastructure Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Water Infrastructure Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	Institutional Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses(7)	0.93%
Shareholder Servicing Fees 0.20%
Other Operating Expenses 0.70%
Acquired Fund Fees and Expense(8) 0.03%
Total Annual Fund Operating Expenses	2.18%
Less Expense Waiver and/or Reimbursement(9)	0.15%
Net Annual Fund Operating Expenses(10)	2.03%

(1)	This fee table and the example below reflect the aggregate expenses of the Water Infrastructure Fund and the Water Infrastructure Portfolio.
(2)	You will be assessed a $15 fee for outgoing wire transfers, and a $25 fee for returned checks and stop payment orders by the Transfer Agent. Please note that these fees are subject to change.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Institutional Class shares 30 days or less after you purchase them.  If this fee is imposed it will raise the expenses of your shares.  Such fees, when imposed, are credited directly to the assets of the Water Infrastructure Fund to help defray any potential expenses to the Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

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(4)
The Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Transfer Agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)
The management fees paid by the Water Infrastructure Fund reflect the proportionate share of fees allocated to the Water Infrastructure Fund from the Water Infrastructure Portfolio for investment advisory services.

(7)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses”.  “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above.

(8)
AFFE represents the pro rata expenses indirectly incurred by the Fund as a result of investing its cash in unaffiliated money market funds that have their own expenses.  Net Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets after expense reimbursement found in the “Financial Highlights” section of this Prospectus which reflects the Fund’s operating expenses and does not include AFFE.  Without AFFE, the Fund’s Net Annual Fund Operating Expenses would have been 2.00%.

(9)	The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2010.
(10)
As of March 1, 2008, the Investment Adviser to the Water Infrastructure Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.44%.  These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Institutional Class of the Water Infrastructure Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Institutional Class of the Water Infrastructure Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Water Infrastructure Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Water Infrastructure Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$206	$668	$1,156	$2,502

THE MULTI-DISCIPLINARY FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Multi-Disciplinary Fund is total return.  This investment objective is non-fundamental, which means that the Board of Directors may change the investment objective without shareholder approval.

Principal Investment Strategies
The Multi-Disciplinary Fund seeks to achieve its investment objective of total return by investing all of its investable assets in the Multi-Disciplinary Portfolio. “Total Return” sought by the Multi-Disciplinary Portfolio consists of income earned on the Multi-Disciplinary Portfolio’s investments, plus capital appreciation, if any. The Multi-Disciplinary Portfolio utilizes a two-part investment strategy, which includes fixed-income and derivatives components.  Under normal circumstances, the Multi-Disciplinary Portfolio will invest at least 65% of its net assets in fixed-income securities and derivatives.

There is no limit on the amount of assets the Multi-Disciplinary Portfolio may invest in fixed-income securities.  For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers.  Corporate bonds held by the Multi-Disciplinary Portfolio generally are senior secured or senior unsecured, are of investment grade quality, and have durations of 0-5 years.  However, there is no limit as to the maturities or credit ratings associated with such bonds.  The Multi-Disciplinary Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries.  The Multi-Disciplinary Portfolio may invest up to 5% of its total assets in junk bonds, including defaulted bonds. The Multi-Disciplinary Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

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The Multi-Disciplinary Portfolio may invest up to 90% of its net assets in selling equity put options.  The Multi-Disciplinary Portfolio may also invest more than 5% in U.S. Treasury note futures; selling or buying equity calls, bond calls, and bond put options; and credit default swaps, as well as other derivatives, to manage risk or to enhance return.  The Multi-Disciplinary Portfolio will not invest more than 15% of its net assets in instruments that are not deemed liquid.  In connection with the Multi-Disciplinary Portfolio’s positions in derivatives, the Multi-Disciplinary Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable Securities and Exchange Commission (“SEC”) requirements.

The Multi-Disciplinary Portfolio’s option strategy component focuses on the use of options on companies that the Investment Adviser believes have unique business attributes and/or long-term unique fundamental business characteristics.  The companies considered by the Investment Adviser for various option strategies undergo a fundamental analysis review by the Investment Adviser’s research team, including but not limited to valuation, credit analysis, and earnings quality.

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold.  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, currency or other instrument at the exercise price.  A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

The put options that the Multi-Disciplinary Portfolio writes (sells) on specific underlying equity securities are generally traded on a national securities exchange.  They provide a specific date on which the holder may exercise its rights under the options, and are commonly referred to as “European-style” options.  By writing put options, the Multi-Disciplinary Portfolio receives income in the form of cash premiums from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Multi-Disciplinary Portfolio.  The Multi-Disciplinary Portfolio is not expected to make a cash payment if the prevailing market value of the underlying equity securities on an expiration date exceeds the strike price of the put option that the Multi-Disciplinary Portfolio has written.

The Multi-Disciplinary Portfolio may hold equity securities in limited circumstances.  For example, a position will result if put options are exercised against the Multi-Disciplinary Portfolio, in connection with a corporate restructuring of an issuer or convertible securities. However, the Multi-Disciplinary Portfolio will not invest directly in equity securities.

There are no limitations on the amount that the Multi-Disciplinary Portfolio may invest or hold in any single issuer; however, the Multi-Disciplinary Portfolio currently intends to limit its investments at the time of purchase to 10% of the Multi-Disciplinary Portfolio’s assets in any single position.

The Investment Adviser uses a bottom-up approach in managing the Multi-Disciplinary Fund, which means that the focus is on the analysis of individual securities.  By engaging in quantitative and qualitative analysis of individual securities, the Investment Adviser examines a company’s current relative valuation and earning potential and assesses the company’s competitive positioning.

The Investment Adviser may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. The Investment Adviser may actively trade Multi-Disciplinary Portfolio securities.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Multi-Disciplinary Portfolio may invest up to 100% of its assets in high quality, U.S. short-term debt securities and money market instruments. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.  To the extent that the Multi-Disciplinary Portfolio engages in a temporary defensive strategy, the Multi-Disciplinary Portfolio and, therefore, the Multi-Disciplinary Fund, may not achieve its investment objective.

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Fund Structure
The Multi-Disciplinary Portfolio has an investment objective identical to that of the Multi-Disciplinary Fund.  The Multi-Disciplinary Fund may withdraw its investment from the Multi-Disciplinary Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Multi-Disciplinary Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Multi-Disciplinary Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Multi-Disciplinary Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Multi-Disciplinary Fund’s assets directly.

Principal Risks of Investment
The Multi-Disciplinary Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.  The principal risks of investing in the Multi-Disciplinary Fund, and indirectly the Multi-Disciplinary Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Multi-Disciplinary Fund, Multi-Disciplinary Portfolio and your investment.

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Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

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Derivatives Risks:  The Multi-Disciplinary Portfolio’s investments in futures, options and swaps and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Multi-Disciplinary Portfolio.  To the extent the Multi-Disciplinary Portfolio segregates assets to cover derivatives positions, the Multi-Disciplinary Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Multi-Disciplinary Portfolio properly in a manner consistent with its stated investment.

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Option Transaction Risks:  Purchasing and writing put and call options and, in particular, writing “uncovered” options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By writing put options on equity securities, the Multi-Disciplinary Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Multi-Disciplinary Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

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Interest Rate Risk:  The risk that when interest rates increase, fixed-income securities held by the Multi-Disciplinary Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

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Credit/Default Risk:  The risk that an issuer or guarantor of fixed-income securities held by the Multi-Disciplinary Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

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Security Selection Risks: The Multi-Disciplinary Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Multi-Disciplinary Portfolio’s and, therefore, the Multi-Disciplinary Fund’s, investment objective.

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Liquidity Risks: The Multi-Disciplinary Portfolio’s investments in the securities of small and medium capitalization companies and in non-investment grade fixed-income securities makes the Multi-Disciplinary Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

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Foreign Securities Risks: The Multi-Disciplinary Portfolio may invest directly in foreign debt securities or in U.S. dollar-denominated foreign debt securities through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign debt securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

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Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

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Non-Diversification Risks: As a non-diversified investment company, the Multi-Disciplinary Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Multi-Disciplinary Portfolio’s shares and therefore, the Multi-Disciplinary Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

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Management Risk:  There is no guarantee that the Multi-Disciplinary Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Multi-Disciplinary Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Multi-Disciplinary Fund

The Multi-Disciplinary Fund commenced operations on February 11, 2008.  The bar chart and performance table have been omitted for the Multi-Disciplinary Fund because it does not have annual returns for at least one full calendar year prior to the date of this Prospectus.

Fees and Expenses of the Multi-Disciplinary Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Multi-Disciplinary Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)(3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	Institutional Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses(7)	16.29%
Shareholder Servicing Fees 0.20%
Other Operating Expenses 16.09%
Total Annual Fund Operating Expenses	17.54%
Less Expense Waiver and/or Reimbursement(8)	0.15%
Net Annual Fund Operating Expenses(9)	17.39%

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(1)	This fee table and the example below reflect the aggregate expenses of the Multi-Disciplinary Fund and the Multi-Disciplinary Portfolio.
(2)	You will be assessed a $15 fee for outgoing wire transfers, and a $25 fee for returned checks and stop payment orders by the Transfer Agent. Please note that these fees are subject to change.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Institutional Class shares 30 days or less after you purchase them.  If this fee is imposed it will raise the expenses of your shares.  Such fees, when imposed, are credited directly to the assets of the Multi-Disciplinary Fund to help defray any potential expenses to the Multi-Disciplinary Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Transfer Agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)
The management fees paid by the Multi-Disciplinary Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Fund from the Multi-Disciplinary Portfolio for investment advisory services.

(7)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses”.  “Other Operating Expenses” include administration fees, transfer agency fees, and all other ordinary expenses not listed above. “Other Operating Expenses” also includes AFFE incurred by the Fund as a result of its investment in any money market fund or other investment company.  For the fiscal year ended December 31, 2008, the Fund incurred AFFE totaling less than 0.01% of the Fund’s average daily net assets.

(8)	The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2010.
(9)
As of March 1, 2008, the Investment Adviser to the Multi-Disciplinary Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.29%.  These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Institutional Class of the Multi-Disciplinary Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Institutional Class of the Multi-Disciplinary Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Multi-Disciplinary Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Multi-Disciplinary Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$1,631	$4,331	$6,397	$9,678

Main Risks of Investing in Each of the Funds

The principal risks of investing in each Fund are described previously in this Prospectus.  This section provides more detail about some of those risks, along with information on additional types of risks that may apply to the Funds.

Investing in Mutual Funds—All Funds
All mutual funds carry risks that may cause you to lose money on your investment in one or more of the Funds.  In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in a Fund are substantially identical to the risks associated with a Fund’s investment in a Portfolio.  The following describes the primary risks to each Fund that invests in its corresponding Portfolio due to each Portfolio’s specific investment objective and strategies.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund or its corresponding Portfolio can give any assurance that its investment objective will be achieved.

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Market Risk—All Funds
The NAV of each Portfolio will fluctuate based on changes in the value of its underlying portfolio.  The stock market is generally susceptible to volatile fluctuations in market price.  Market prices of securities in which each Portfolio invests may be adversely affected by an issuer’s having experienced losses or lack of earnings, or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer.  The value of the securities held by each Portfolio is also subject to the risk that a specific segment of the stock market may not perform as well as the overall market.  Under any of these circumstances, the value of each Portfolio’s shares and total return will fluctuate, and your investment in the corresponding Fund may be worth more or less than your original cost when you redeem your shares.

Portfolio Turnover Risk—All Funds
Under certain circumstances a Portfolio may take advantage of short-term trading opportunities without regard to the length of time its securities have been held.  This strategy often calls for frequent trading of a Portfolio’s securities in order to take advantage of anticipated changes in market conditions.  Frequent trading by the Portfolio could increase the rate of its portfolio turnover, which would involve correspondingly greater expenses.  Such expenses may include brokerage commissions or dealer mark-ups/mark-downs, as well as other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to shareholders.  If a Portfolio realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions.  The trading costs and tax effects associated with such portfolio turnover may adversely affect Portfolio performance under these circumstances, and large movements of assets into and out of a Portfolio may negatively impact such Portfolio’s ability to achieve its investment objective or maintain its current level of operating expenses.

Internet Industry Specific Risks—The Internet Fund
The value of the Internet Portfolio’s shares will be susceptible to factors affecting the Internet, such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry.  Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries.  Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies.  These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence.  The occurrence of any of these factors, individually or collectively, may adversely affect the value of the Internet Portfolio’s shares and your investment in the Internet Fund.

Medical Research Industry Specific Risks—The Medical Fund
Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries.  Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances.  Medical research and development is also subject to strict regulatory scrutiny and ongoing legislative action.

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Industry Specific Risks–The Water Infrastructure Fund
To the extent that the Water Infrastructure Portfolio focuses its investments in one or more sectors or industries, it may be subject to the risks affecting that sector or industry more than would a fund that invests in a wide variety of market sectors or industries.  For instance, companies involved in the water industry may be located in societies (i.e., countries or geographic areas) that are suffering from water stress or scarcity and which do not possess healthy financial markets for business.  These societies may not provide a stable environment for companies to operate.  As such, companies located in these societies must manage both business risk and reputational risk.  Additional risks of concentrating in the water industry include environmental considerations, taxes, government regulation, price and supply fluctuations, competition and water conservation.

Securities Lending—All Funds
Each Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted).  Cash collateral may be invested by a Portfolio in short-term investments, including repurchase agreements and Rule 2a-7 money market funds.  Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations.  These transactions involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral.  In the event that the original seller defaults on its obligation to repurchase, a Portfolio will seek to sell the collateral, which could involve costs or delays.  To the extent proceeds from the sale of collateral are less than the repurchase price, each Portfolio would suffer a loss if forced to sell such collateral in this manner.  In addition, invested collateral will be subject to market depreciation or appreciation, and a Portfolio will be responsible for any loss that might result from its investment of the collateral.

Non-Diversification—All Funds
Each Portfolio is a non-diversified fund and therefore may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments.

Investment in Small and Medium-Size Companies—All Funds except the Multi-Disciplinary Fund
Each Portfolio (other than the Multi-Disciplinary Portfolio) may invest in small or medium-size companies.  Accordingly, a Portfolio may be subject to the additional risks associated with investment in companies with small or medium-size capital structures (generally a market capitalization of $5 billion or less).  The market prices of the securities of such companies tend to be more volatile than those of larger companies.  Further, these securities tend to trade at a lower volume than those of larger, more established companies.  If a Portfolio is heavily invested in these securities and the value of these securities suddenly declines, the NAV of that Portfolio and your investment in the corresponding Fund will be more susceptible to significant losses.

Foreign Securities—All Funds
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments.  However, foreign securities may be substantially riskier than U.S. investments.  The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position.  Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade.  These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.  A Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances.  Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and companies may be subject to limitation.  Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

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Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid.  Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries.   Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Portfolio Borrowing—All Funds
Each Portfolio may leverage its assets, subject to the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), to fund investment activities or to achieve higher returns.  Each Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests.  To reduce its indebtedness, a Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so.  In addition, interest paid by a Portfolio on borrowed funds would decrease the net earnings of both that Portfolio and your investment in the corresponding Fund.

Derivatives Risk—All Funds
Each Portfolio may invest in derivatives such as options.  The successful use of these investment practices depends on the Investment Adviser’s  ability to forecast stock price movements correctly.  Should stock prices move unexpectedly, a Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used.  Unlike many exchange-traded options, there are no daily price fluctuation limits for certain options, and adverse market movements could therefore continue for an unlimited extent over a period of time.  In addition, the correlation between movements in the prices of options and movements in the prices of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

A Portfolio’s ability to dispose of its positions in options depends on the availability of liquid markets in such instruments.  Markets in options with respect to a number of types of securities are relatively new and still developing.  It is impossible to predict the amount of trading interest that may exist in various types of options.  If a secondary market does not exist for an option purchased or written by a Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by a Portfolio would have to be exercised in order for the Portfolio to realize any profit and (2) a Portfolio may not be able to sell portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security upon exercise. Therefore, no assurance can be given that the Portfolios will be able to utilize these instruments effectively.  In addition, a Portfolio's ability to engage in options transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.

Investing in Investment Grade Debt Securities and Below Investment Grade Debt Securities—All Funds
Investments in debt securities pose different risks than investments in equity securities.  The value of fixed income securities generally will fall if interest rates rise.  The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions.  These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations.  Fixed income securities having longer maturities involve greater risk of fluctuations in value.

Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.  These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

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Exchange-Traded Funds (ETFs) – All Funds
Each Portfolio may invest up to 5% of its assets in ETFs. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, a Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

Other Investment Companies – All Funds
Each Portfolio may invest up to 10% of its total assets in the securities of other investment companies not affiliated with the Investment Adviser, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company. Among other things, the Portfolios may invest in money market mutual funds for cash management purposes by “sweeping” excess cash balances into such funds until the cash is invested or otherwise utilized. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Portfolio.

Credit Default Swap Agreements–The Multi-Disciplinary Portfolio
The Multi-Disciplinary Portfolio may enter into credit default swaps. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. The Multi-Disciplinary Portfolio may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified issuer. The Multi-Disciplinary Portfolio may enter into credit default swaps, both directly (“unfunded swaps”) and indirectly (“funded swaps”) in the form of a swap embedded within a structured note, to protect against the risk that a seller will default, with large well-known Wall Street firms or other firms that pass the Investment Adviser’s credit review. Unfunded and funded credit default swaps may refer to a single security or a basket of securities.  The Multi-Disciplinary Portfolio may engage in credit default swap transactions for the purpose of hedging the Portfolio against anticipated market trends or to enhance the value of the Portfolio through the anticipated capital appreciation of the swap investment.  In no event will the Multi-Disciplinary Portfolio’s use of credit default swaps exceed the Portfolio’s limits as it relates to leverage or directional exposure.

If the Multi-Disciplinary Portfolio buys credit protection using a credit default swap and a credit event occurs, the Portfolio will deliver the defaulted bonds underlying the swap and the swap counterparty will pay the par amount of the bonds. If the Multi-Disciplinary Portfolio sells credit protection using a credit default swap and a credit event occurs, the Portfolio will pay the par amount of the defaulted bonds underlying the swap and the swap counterparty will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bonds, and the fixed payments are then made on the reduced notional amount. If the Multi-Disciplinary Portfolio buys protection on a corporate issue, the Portfolio must own that corporate issue. However, if the Multi-Disciplinary Portfolio buys protection on sovereign debt, the Portfolio may own either: (i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that the Investment Adviser determines is closely correlated as an inexact bona fide hedge.

Risks of credit default swaps include counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that the Multi-Disciplinary Portfolio will not properly assess the cost of the instrument based on the lack of transparency in the market. If the Multi-Disciplinary Portfolio is selling credit protection, there is a risk that a credit event will occur and that the Portfolio will have to pay par value on defaulted bonds. If the Multi-Disciplinary Portfolio is buying credit protection, there is a risk that no credit event will occur and the Portfolio will receive no benefit for the premium paid. In addition, if the Multi-Disciplinary Portfolio is buying credit protection and a credit event does occur, there is a risk when the Portfolio does not own the underlying security, that the Portfolio will have difficulty acquiring the bond on the open market and may receive adverse pricing.

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In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).  The use of credit default swaps may be limited by the Portfolio’s limitations on illiquid investments.

Other Swap Transactions (Interest Rate, Total Rate of Return, and Currency)–The Multi-Disciplinary Portfolio
The Multi-Disciplinary Portfolio may enter into swap transactions and transactions involving interest rate floors, caps and collars for hedging purposes or to seek to increase total return. These instruments are privately negotiated over-the-counter derivative products. A great deal of flexibility is possible in the way these instruments are structured.  Interest rate swaps involve the exchange by the Multi-Disciplinary Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.  The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. An interest rate collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. The Multi-Disciplinary Portfolio also may enter into currency swaps, which involve the exchange of the rights of the Portfolio and another party to make or receive payments in specific currencies.

Some transactions, such as interest rate swaps and total rate of return swaps, are entered into on a net basis, i.e., the two payment streams are netted out, with the Multi-Disciplinary Portfolio receiving or paying, as the case may be, only the net amount of the two payments.  If the other party to such a transaction defaults, the Multi-Disciplinary Portfolio’s risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any.  In contrast, other transactions involve the payment of the gross amount owed.  For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by the Multi-Disciplinary Portfolio under a swap or an interest rate floor, cap or collar is covered by segregated cash or liquid assets, the Portfolio and the Investment Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio’s borrowing restrictions.

The Multi-Disciplinary Portfolio will not enter into a total rate of return, currency or interest rate swap or interest rate floor, cap or collar transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P or Fitch, or A or Prime-1 or better by Moody’s or a comparable rating from another organization that is recognized as an NRSRO or, if unrated by such rating organization, is determined to be of comparable quality by the Investment Adviser.  If there is a default by the other party to such transaction, the Multi-Disciplinary Portfolio will have contractual remedies pursuant to the agreements related to the transaction.  The use of interest rate, total rate of return, and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecast of market values, interest rates and currency exchange rates, the investment performance of the Multi-Disciplinary Portfolio would be less favorable than it would have been if this investment technique were not used.  To the extent swap transactions are not deemed liquid, swap transactions are limited to 15% of total assets (together with other illiquid securities).

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Portfolio Holdings Information

A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ SAI. Currently, disclosure of the Portfolios’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q (first and third quarters).  The Annual and Semi-Annual Reports are available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-930-3828. In addition, the Company may publish on its webpage (www.kineticsfunds.com) month-end (a) top fifteen portfolio holdings of each Portfolio and the percentage that each holding represents of the Portfolio’s total holdings, and (b) top five performing and bottom five performing portfolio holdings of each Portfolio, in each case, no earlier than twenty calendar days after the end of each calendar month.  This information will be available on the website until the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC or until the next month in which portfolio holdings are posted in accordance with the above policy.

Management of the Funds and the Portfolios

Investment Adviser
Each Portfolio’s investment adviser is Kinetics Asset Management, Inc. (“Investment Adviser”), 555 Taxter Road, Suite 175, Elmsford, New York 10523.  Founded in 1996, the Investment Adviser provides investment advisory services to a family of nine mutual funds with discretionary management authority over approximately $4.671 billion in assets as of December 31, 2008.  The Investment Adviser conducts investment research and supervision for each Portfolio and is responsible for the purchase and sale of securities for each Portfolio.  The Investment Adviser is entitled to receive an annual fee from each Portfolio for its services of 1.25% of each Portfolio’s average daily net assets.  However, as a result of fee waivers for certain Funds, the advisory fees paid to the Investment Adviser for the fiscal year ended December 31, 2008, were as follows:

Advisory Fees (as a percentage of average net assets)
Internet Portfolio	1.13%
Global Portfolio	0.00%
Paradigm Portfolio	1.20%
Medical Portfolio	0.39%
Small Cap Opportunities Portfolio	1.12%
Market Opportunities Portfolio	1.09%
Water Infrastructure Portfolio	0.69%
Multi-Disciplinary Portfolio(1)	0.00%

(1)	The Multi-Disciplinary Portfolio commenced operations on February 11, 2008.

The Investment Adviser has entered into a Research Agreement with Horizon Asset Management, Inc. (“Horizon”), a New York based investment management and research firm, and is responsible for the payment of all fees owing to Horizon.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement for each Portfolio (other than the Multi-Disciplinary Portfolio)is available in the Company’s semi-annual report to shareholders for the period ended June 30, 2008.  A discussion regarding the basis of the Board’s approval of the investment advisory agreement for the Multi-Disciplinary Portfolio is available in the Company’s annual report to shareholders for the period ended December 31, 2007.

Kinetics, as the Investment Adviser to each Portfolio, is engaged in a broad range of portfolio management, portfolio advisory and other business activities.  Its services are not exclusive to the applicable Portfolios and nothing prevents it, or any affiliates, from providing similar services to other investment funds and other clients (whether or not their investment objectives, strategies, or criteria are similar to those of a Portfolio) or from engaging in other activities.

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Members of the Investment Team
Peter B. Doyle is the Chief Investment Strategist for the Portfolios and generally oversees the management of the Portfolios through an investment team.  The following persons are members of the team:  Peter B. Doyle, Bruce P. Abel, Paul Mampilly, Steven Tuen and Murray Stahl.  Each person’s role varies from Portfolio to Portfolio.  The person(s) identified as the lead portfolio manager(s) of a particular Portfolio is (are) responsible for the Portfolio’s day-to-day management.

The lead portfolio manager for the Internet Portfolio is Mr. Doyle, Chairman of the Board and President of the Company.  He has been managing the Portfolio since June 1999.  In early 1996, Mr. Doyle co-founded the Investment Adviser and he also co-founded and currently serves as a Managing Director of Horizon.  Each other team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle.

The lead co-portfolio managers for the Global Portfolio are Mr. Tuen and Mr. Mampilly.  They are responsible for the Global Portfolio’s day-to-day management.  Mr. Tuen joined the Investment Adviser in 1999.  He has been managing the Global Portfolio since its inception.  Since 1996, Mr. Tuen has also served as an analyst in the Horizon Research Group and a portfolio manager at Horizon.  Mr. Mampilly joined the Investment Adviser in 2006 and has over sixteen years experience as an investment professional.  He has been managing the Global Portfolio since March 2008.  Prior to joining Kinetics, Mr. Mampilly founded The Capuchin Group, distributor of a behavioral financial newsletter, for which he acted as author, editor and publisher from October 2003 through July 2006.  From January 2002 through May 2003, Mr. Mampilly held employment with ING Funds as a senior research analyst and healthcare group head, responsible for managing a team of analysts covering healthcare related companies of all market capitalizations.  Each team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Tuen and Mr. Mampilly.

The lead co-portfolio managers of the Paradigm Portfolio are Mr. Doyle and Mr. Stahl, who have been managing the Portfolio since its inception, and Mr. Mampilly, who has been part of the team since 2006.  Mr. Stahl has served as Director of Research since 2000.  Since 1994, Mr. Stahl has held the position Chairman and Chief Investment Officer of Horizon.  Each team member serves as a research analyst.  Mr. Mampilly provides substantial input on research, stock selection and portfolio composition.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle, Mr. Stahl and Mr. Mampilly.

The lead portfolio manager for the Medical Portfolio is Mr. Abel, who joined the Investment Adviser in 1999 as a portfolio manager.  He has been managing the Portfolio since its inception.  Mr. Abel’s primary duties include research and analysis of developing scientific technologies and innovations in the medical, bio-technical and pharmaceutical industries specific to cancer research and treatment.  Each team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Abel.

The lead co-portfolio managers of the Small Cap Portfolio are Mr. Doyle and Mr. Stahl, who have been managing the Portfolio since October 2002, and Mr. Mampilly, who has been part of the team since 2006.  Each team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle, Mr. Mampilly and Mr. Stahl.

The lead co-portfolio managers of the Market Opportunities Portfolio are Mr. Doyle and Mr. Stahl, who have been managing the Portfolio since its inception, and Mr. Mampilly, who has been part of the team since 2006.  Each team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle, Mr. Mampilly and Mr. Stahl.

The lead co-portfolio managers of the Multi-Disciplinary Portfolio are Mr. Doyle and Mr. Stahl, who have been managing the Portfolio since its inception.  Each team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Stahl.

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The portfolio manager of the Water Infrastructure Portfolio is William S. Brennan who is responsible for the day-to-day management of the Water Infrastructure Portfolio.  Mr. Brennan has served as the lead portfolio manager of the Water Infrastructure Portfolio since its inception.  He joined the Investment Adviser in 2008 as a portfolio manager.  He is an Adjunct Professor in the Graduate MBA program at Villanova University School of Business and an Adjunct Finance Professor at Cabrini College. Mr. Brennan was formerly President and Managing Partner of Aqua Terra Asset Management, LLC, a subsidiary of Boenning & Scattergood and the Water Infrastructure Portfolio’s former sub-adviser, from its inception in 2006 until 2008. From 2004 to 2006, Mr. Brennan served as managing director, Director of Equities at Boenning & Scattergood.  Prior to that, he served as Director, Institutional Sales at Avondale Partners from 2002 to 2004.  From 1999 to 2006, Mr. Brennan served as a strategy and portfolio advisor to a private hedge fund that invests in the domestic and international water sectors.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Valuation of Fund Shares

Shares of each Fund’s Institutional Class are sold at NAV per share, which is determined by each Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business.  Purchase and redemption requests are priced at the next NAV per share calculated after receipt and acceptance of a completed purchase or redemption request.  The NAV for each Class of shares of each Fund is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities attributable to that Class, by the number of shares outstanding of that Class.  The NAV for a Class of shares of a Fund takes into account the expenses and fees of that Class, including management, administration, distribution and shareholder servicing fees, which are accrued daily.  The NAV of each Portfolio is calculated at the same time and generally in the same manner (i.e., assets-liabilities/ # of shares = NAV per share) as those of each corresponding Fund’s Classes.

Each Portfolio’s equity securities are valued each day at the last quoted market sale price on the securities’ principal exchange.  If there is no sales price, a security is valued at the last reported bid price.  Securities listed on the Nasdaq Stock Market, Inc., however, are valued using the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported bid price.  If market quotations are not readily available or if events occur that may significantly affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the Exchange, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees.  Situations involving significant events include, but are not limited to those where: a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time.  In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before the Portfolio prices its shares.  See “Trading in Foreign Securities.”  Each Portfolio may use independent pricing services to assist in calculating the NAV per share of such Portfolio.

Futures contracts listed for trading on a securities exchange or board of trade shall be valued at the last quoted sales price or, in the absence of a sale, at the last bid (for long positions) and ask (for short positions) prices. Exchange traded options are valued at the last reported sale price on an exchange on which the option is traded.  If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used.  Non-exchange traded options also will be valued at the mean between the last bid and asked quotations.  Securities which have no public market and all other assets of a Portfolio are considered at such value as the Investment Adviser may determine in good faith, in accordance with a Portfolio’s valuation procedures as approved by the Board of Trustees.

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A Portfolio’s debt obligations that are investment grade and that have 60 days or less remaining until maturity are valued at amortized cost.  Debt obligations (including convertible debt securities) (a) that are not investment grade or (b) that are investment grade and have more than 60 days remaining until maturity at purchase, will be valued as follows: Exchange-listed debt securities are valued at the last quoted sale price on the primary exchange on the valuation date.  If there are no sales on that day, the debt security is generally valued at the mean of the current bid and asked prices.  Non-exchange-listed debt securities and other securities which, in the judgment of the Investment Adviser, do not properly represent the value of a security will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees.

Fair valuation of securities introduces an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Investment Adviser compares the new market quotation to the fair value price to evaluate the effectiveness of the Portfolios’ fair valuation procedures.

Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed.  In computing the NAV per share of each Fund and each corresponding Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the Exchange, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources.  In the absence of sales, the last available mean price between the closing bid and asked prices will be used.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.  Values of foreign securities are translated from the local currency into U.S. dollars on the basis of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the Exchange.  Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events would not be reflected in the computation of a Portfolio’s NAV.  If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

How to Purchase Shares

In General
Institutional Class shares of the Funds are sold to institutions, such as banks, trust companies, thrift institutions, corporations and mutual funds, that are purchasing shares on their own behalf or on behalf of discretionary and non-discretionary accounts for which they may receive account level asset-based, management fees.  If you are purchasing Institutional Class shares through a financial institution, you must follow the procedures established by your institution.  Your financial institution is responsible for sending your purchase order and wiring payment to the Transfer Agent.  Your financial institution holds the shares in your name and receives all confirmations of purchases and sales.  Financial institutions placing orders for themselves or on behalf of their customers should call the Funds toll free at 1-800-930-3828, or follow the instructions below under “Investing by Telephone,” “Purchase by Mail” and “Purchase by Wire.”

Institutional Class shares of each Fund are sold at NAV, and will be credited to a shareholder’s account at the NAV per share next computed after an order and payment is received.  The minimum initial investment is $1,000,000.  The minimum subsequent investment for all types of accounts is $100,000.  The Company reserves the right to vary or waive any minimum investment requirement.  Each Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund's best interest to do so.  A service fee of $25 will be deducted from a shareholder’s Fund account for any purchases that do not clear.  Your order will not be accepted until a completed New Account Application is received by the Funds or the Transfer Agent.  The Institutional Class is currently available to shareholders of the Small Cap Fund, the Paradigm Fund, the Market Opportunities Fund, the Water Infrastructure Fund and the Multi-Disciplinary Fund.

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Investing by Telephone
If you have completed the Telephone and Internet Option –Purchase (EFT) Authorization section of the Institutional Class New Account Application (the “Application”), you may purchase additional shares by telephoning a Fund toll free at 1-800-930-3828.  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  Your purchase will take place at the NAV per share determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern Time.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  Once a telephone transaction has been placed, it cannot be canceled or modified.

The minimum telephone purchase is $100,000.  You may not make your initial purchase of a Fund’s shares by telephone.

Automatic Investment Plan
Once an account has been established, you may purchase shares of a Fund through an Automatic Investment Plan (“AIP”).  You can have money automatically transferred from your checking, savings or bank money market account on a monthly basis.  In order to participate in the AIP, each purchase must be in the amount of $100,000 or more.

To be eligible for the AIP, your bank must be a domestic institution that is an ACH member.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  To begin participating in the AIP, please complete the AIP section on the   Application or call the Transfer Agent at 1-800-930-3828.  The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.  Any request to change or terminate your AIP should be submitted to the Transfer Agent 5 days prior to the desired effective date of such change or termination.  The Funds may modify or terminate the AIP at any time.

Purchase By Mail
To purchase a Fund’s shares by mail, simply complete and sign the enclosed Application and mail it, along with a check made payable to [NAME OF FUND,] c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

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All purchases by check must be in U.S. dollars drawn on a bank located within the United States.  The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $100,000.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

Purchase By Wire
To open an account by wire, a completed Application is required before your wire can be accepted.  You can mail or overnight deliver your Application to the Transfer Agent at the above address.  Upon receipt of your completed Application, an account will be established for you.  You will need to provide the assigned account number to your bank when instructing it to wire the funds.  Your bank must include along with the wire the name of the Fund, the account number and your name so that monies can be correctly applied.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the applicable Fund that the wire is coming.  The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system.  Please use the following wiring instructions:

Wire to:                          U.S. Bank, N.A.
•	ABA Number: 075000022
•	Credit: U.S. Bancorp Fund Services, LLC
•	Account: 112-952-137
•	Further Credit: Kinetics Mutual Funds, Inc.
[NAME OF FUND]
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100,000).  To purchase by mail, submit your check with the remittance form attached to your individual account statement.  To purchase by telephone, call 1-800-930-3828 prior to 4:00 p. m. Eastern Time to place your order.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming.  All purchase requests must include your shareholder account number.

Individual Retirement Accounts
You may invest in any Fund by establishing a tax-sheltered IRA.  Each Fund offers Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, and Coverdell Education Savings Accounts.  For additional information on IRA options, please call 1-800-930-3828.

Investing Through Brokers or Agents
You may invest in each Fund through brokers or agents who have entered into selling agreements with the Funds’ distributor.  The broker or agent may set their own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund.

How to Redeem Shares

In General
Orders to sell or “redeem” Institutional Class shares should be placed with the same financial institution that placed the original purchase order in accordance with the procedures established by that institution.  Your financial institution is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds.

You may redeem part or all of your shares of a Fund on any business day that the Fund calculates its NAV per share.  To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order.  You should request your redemption prior to market close to obtain that day’s closing NAV.  Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

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Each Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below).  Please note, however, that when a purchase order has been made by check, a Fund will not be able to send your redemption proceeds until the purchase check has cleared.  This may take up to 12 days.

Redemption proceeds may be sent to the address of record, wired to a shareholder’s bank account of record, or sent via electronic funds transfer through the ACH network to the shareholder’s bank account of record.  Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system.  If the redemption proceeds are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  The Funds will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee of each owner is required in the following situations:

»	If ownership has changed on your account;

»	When redemption proceeds are payable or sent to any person, address or bank account not on record;

»	Written requests to wire redemption proceeds (if not previously authorized on the account);

»	When establishing or modifying certain services on an account; and

»	If a change of address request was received by the Transfer Agent within the last 15 days.

In addition to the situations described above, the Fund(s) and/or the Transfer Agent reserve the right at their discretion to require a signature guarantee in other circumstances.

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to a Fund in which you are invested to redeem your shares at the current NAV per share.  Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Requests for redemption in “good order” must:

»	indicate the name of the Fund;

»	be signed exactly as the shares are registered, including the signature of each owner (including a signature guarantee when required);

»	specify the number of shares or dollar amount to be redeemed; and

»	indicate your account registration number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your Application or by subsequent arrangement in writing with a Fund) you may redeem shares in any amount, but not less than $10,000, by instructing the Fund in which you are invested by phone at 1-800-930-3828.  A signature guarantee may be required of all shareholders in order to add or change telephone redemption privileges on an existing account.

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Note: Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, each Fund will use reasonable procedures, such as requesting:

»	your Fund account number;

»	the name in which your account is registered;

»	the social security or tax identification number under which the account is registered; and

»	the address of the account holder, as stated in the Application.

During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may make your redemption request in writing.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Wire Redemption
Wire transfers may be arranged to redeem shares.  However, the Funds’ Transfer Agent charges a $15 fee per wire redemption against your account for this service.  The minimum wire redemption amount is $10,000.

Systematic Withdrawal Plan
If you own shares with a value of $5,000,000 or more, you may participate in the Systematic Withdrawal Plan.  The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly or annually).  Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer through the ACH system to your bank account if your bank is an ACH system member.  If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day.  Money will be transferred from your Fund account to the account you chose at the interval you select on the Application.  If you expect to purchase additional shares of a Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.  The minimum systematic withdrawal amount is $10,000.

The Funds’ Right to Redeem an Account
Each Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $100,000, other than as a result of a decline in the NAV of a Fund.  Each Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax.  Requests that do not indicate a preference will be subject to withholding.

Householding
By signing the Application, you acknowledge and consent to the householding (i.e., consolidation of mailings) of regulatory documents such as prospectuses, shareholder reports, proxies, and other similar documents.  In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free at 1-800-930-3828 to request individual copies of these documents.  The Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Redemption Fees
The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment.  In accordance with policies and procedures adopted by the Board of Directors of the Company, frequent purchases and redemptions of Fund shares are not encouraged but are generally permitted by the Funds.  Such purchases and redemptions may have an adverse effect on other Fund shareholders, including, without limitation, the possibility of disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and possible dilution of the value of Fund shares held by long-term shareholders.  The Company may, in its sole discretion, reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Funds and their shareholders.  The Funds assess a 2.00% fee on the redemption or exchange of shares held for 30 days or less from the date of purchase.  These fees are paid to the Funds to help offset any potential transaction costs.

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The Funds will use the first-in, first-out method to determine the 30 day holding period.  Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account.  If this holding period is 30 days or less, the redemption fee will be assessed.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains) as these transactions are typically de minimis.  This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account.  The redemption fee will also not be assessed to accounts of the Investment Adviser or its affiliates used to capitalize the Funds as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Funds.  The redemption fee will also not be assessed to Institutional Class shares of the Funds held in an omnibus account by a financial intermediary that are redeemed for rebalancing under an asset allocation model.

The Funds reserve the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law.  The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Currently, the Funds are limited in their ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers.  For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of a redemption, a Fund will not receive the redemption fee.  If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should be assessed the redemption fee.  Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund.  If necessary, the Funds may prohibit additional purchases of Fund shares by a financial intermediary or by certain of the intermediaries’ customers.

Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Application as part of the Funds’ Anti-Money Laundering Program.  As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-930-3828 if you need additional assistance when completing your  Application.

If we do not have a reasonable belief as to the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Funds also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

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Exchange Privilege

If you have completed the Telephone and Internet Options – Exchange section of the application, you can exchange your Institutional Class shares in any Fund for Institutional Class shares of any other Fund offered by the Company and for shares of the Kinetics Government Money Market Fund.  If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed.  You should carefully read the Prospectus of a Fund before exchanging shares into that Fund.  Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another Fund. Therefore, an exchange of Fund shares held for 30 days or less may be subject to a 2.00% redemption fee.  See “Redemption Fees” above.  Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses.  Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.  You should request your exchange prior to market close to obtain that day’s closing NAV.  Exchange requests received after the close of the Exchange will be treated as though received on the next business day.

Call 1-800-930-3828 to learn more about the other funds or classes offered by the Company and about exercising your exchange privilege.

Distributions and Taxes

Distributions
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of each Fund are generally paid in additional shares of the same Class of the Fund in which shareholders are already invested, with no sales charge, based on the NAV per share of that Class as of the close of business on the record date for such distributions.  However, you may elect on the Application to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

Option 2: To receive all income dividends and capital gain distributions in cash.

Each Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December.  Each Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.

Taxes
The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future.  Except where otherwise indicated, the summary assumes you are a U.S. citizen or resident or otherwise subject to U.S. federal income tax.  You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Fund Distributions
Each Fund has qualified and intends to continue to qualify for federal tax purposes as a regulated investment company and to distribute substantially all of its investment company taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  Except as otherwise noted below, you will generally be subject to federal income tax on Fund distributions to you, regardless whether they are paid in cash or reinvested in additional shares.  Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.  It is anticipated that most of the Multi-Disciplinary Fund’s distributions will be taxable as ordinary income.

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Distributions attributable to the net capital gain of a Fund generally are taxable to you as long-term capital gains, regardless of how long you have held your shares.  The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15%.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met.  In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates.  But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund.  For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend).  The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

Distributions from each Fund will generally be taxable to you in the year in which they are paid, with one exception.  Distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

A portion of distributions attributable to investments in U.S. corporations paid by a Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of such dividends qualifying for this deduction may, however, be reduced as a result of a Fund’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.  You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital.  This adverse tax result is known as “buying into a dividend.”

Sales and Exchanges
You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares in a Fund, including an exchange of shares pursuant to a Fund’s exchange privilege, based on the difference between your tax basis in the shares and the amount you receive for them.  Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them.  (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.  Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund.  If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans
One major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

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Backup Withholding
On the Application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, or have failed to certify that you are an “exempt recipient,” the IRS requires each Fund to withhold a percentage of any dividend and redemption or exchange proceeds.  Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  The current withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders
For nonresident aliens, foreign corporations and other foreign investors, fund distributions attributable to net long-term capital gains of a Fund will generally be exempt from U.S. tax, but all other Fund distributions will generally be subject to a 30% withholding tax.  The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in a Fund.

Different U.S. tax rules may apply to a foreign shareholder, however, if the investment in a Fund is connected to a trade or business of the shareholder in the United States or the investor is present in the United States for 183 days or more in a year.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes
You may also be subject to state and local taxes on distributions and redemptions.  State income taxes may not apply, however, to any portions of a Fund’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Sunset of Tax Provisions
Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at the long-term capital gain rate will change for taxable years after 2010.

More tax information relating to the Funds is provided in the SAI.

Distribution of Shares

Distributor
Kinetics Funds Distributor, Inc. (“KFD”), an affiliate of the Investment Adviser, 555 Taxter Road, Suite 175, Elmsford,, New York, 10523 is the distributor for the shares of the Funds.  KFD is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of each Fund are offered on a continuous basis.

Shareholder Servicing Agents
The Investment Adviser has entered into shareholder servicing agreements under which the Investment Adviser may perform, or arrange for others to perform, certain shareholder functions.  For these shareholder services, the Investment Adviser and/or shareholder servicing agents are entitled to receive an annual shareholder servicing fee in the amount of 0.20% of the average daily net assets attributable to the Institutional Class.  The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee with respect to the Institutional Class in excess of 0.05% of the average daily net assets attributable to the Institutional Class until at least May 1, 2010.  The Adviser and/or its affiliates may pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to selected shareholder servicing agents and other persons in connection with providing services to the holders of the Funds’ Institutional Class.

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Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Funds and other funds managed by the Investment Adviser or its affiliates.  These payments are made out of the Investment Adviser’s, and/or its affiliates’, own assets and are not an additional charge to the Funds.  The payments are in addition to the shareholder servicing fees described in this Prospectus.  The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Funds over other investment options.  You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

Fund Administrator
U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator to each Fund and each Portfolio.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank N.A. serves as Custodian for each Fund’s cash and securities.  The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds.  USBFS acts as each Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Unique Characteristics of Master/Feeder Fund Structure

Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Fund invests all of its investable assets in a corresponding Portfolio that is a separately registered investment company.  The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to a Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors.  Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses.  However, other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than the Fund.  Shareholders of the Funds should be aware that these differences would result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio.  For example, if a large feeder fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns.  Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk.  However, that possibility also exists for traditionally structured funds that have large or institutional investors.  Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio.

Certain changes in a Portfolio’s objective, policies or restrictions might require the Company to withdraw the corresponding Fund's interest in such Portfolio.  Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio).  A Fund could incur brokerage fees or other transaction costs in converting such securities to cash.  In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund.

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The Company’s Board of Directors retains its right to withdraw any Fund’s investment from the corresponding Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders.  The Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

The SAI contains more information about each Fund and Portfolio, the Master/Feeder Fund Structure and the types of securities in which each Portfolio may invest.

Counsel and Independent Registered Public Accounting Firm
Legal matters in connection with the issuance of shares of common stock of each Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996.  Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is the independent registered public accounting firm for the Funds.

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Financial Highlights

The financial highlights tables set forth below are intended to help you understand each Fund’s financial performance for the last five fiscal years (or the period since commencement of operations if the Fund has not been in operation for five years).  Most of the information reflects financial results with respect to a single Fund share.  The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions).  As of March 14, 2008, the Global Fund (formerly the Internet Emerging Growth Fund) changed to the investment strategy set forth in this Prospectus.  The performance shown for periods prior to March 14, 2008 represents performance of the Global Portfolio’s prior strategy to invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small and medium capitalization U.S. and foreign companies engaged in the Internet and Internet-related activities.  The financial information provided was audited by Tait, Weller & Baker LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report and incorporated by reference into the SAI, both of which are available upon request.

The financial highlights tables set forth below are for the Institutional Class shares of the Small Cap Fund, the Paradigm Fund, the Market Opportunities Fund, the Water Infrastructure Fund and the Multi-Disciplinary Fund.  Because the Institutional Class shares of the Internet Fund, the Global Fund and the Medical Fund had not commenced operations as of December 31, 2008, the financial highlights tables provided below are for the Funds’ No Load Class shares.

The Internet Fund

	No Load Class for the Year Ended December 31, 2008	No Load Class for the Year Ended December 31, 2007	No Load Class for the Year Ended December 31, 2006	No Load Class for the Year Ended December 31, 2005	No Load Class for the Year Ended December 31, 2004
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$35.94	$28.62	$24.66	$25.29	$23.31
Income from Investment Operations:
Net investment income (loss)(2)	0.29	0.30	(0.08)	0.11	0.10
Net realized and unrealized gain (loss) on investments	(15.47)	7.37	4.15	(0.54)	2.25
Total from investment operations	(15.18)	7.67	4.07	(0.43)	2.35
Redemption Fees	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	—
Less Distributions:
From net investment income	(0.05)	(0.35)	(0.11)	(0.20)	(0.37)
From net realized gains	—	—	—	—	—
Total distributions	(0.05)	(0.35)	(0.11)	(0.20)	(0.37)
Net Asset Value, End of Year	$20.71	$35.94	$28.62	$24.66	$25.29
Total Return	(42.24)%	26.81%	16.50%	(1.69)%	10.06%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$75,112	$166,787	$137,012	$148,260	$201,929
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.03%	1.99%	1.98%	2.35%	2.37%
After expense reimbursement	1.90%	1.98%	1.85%	2.35%	2.37%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.90%	0.94%	(0.42)%	0.46%	0.44%
After expense reimbursement	1.03%	0.95%	(0.29)%	0.46%	0.44%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.

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The Global Fund

	No Load Class for the Year Ended December 31, 2008	No Load Class for the Year Ended December 31, 2007	No Load Class for the Year Ended December 31, 2006	No Load Class for the Year Ended December 31, 2005	No Load Class for the Year Ended December 31, 2004
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$4.90	$5.00	$4.43	$4.50	$4.28
Income from Investment Operations:
Net investment income	0.07 (2)	0.22	0.13	0.15	0.08
Net realized and unrealized gain (loss) on investments	(2.56)	(0.01)	0.62	(0.03)	0.25
Total from investment operations	(2.49)	0.21	0.75	0.12	0.33
Redemption Fees	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	—
Less Distributions:
From net investment income	(0.05)	(0.31)	(0.18)	(0.19)	(0.11)
From net realized gains	—	—	—	—	—
Total distributions	(0.05)	(0.31)	(0.18)	(0.19)	(0.11)
Net Asset Value, End of Year	$2.36	$4.90	$5.00	$4.43	$4.50
Total Return	(50.72)%	4.27%	16.90%	2.65%	7.67%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$1,863	$3,138	$3,991	$3,896	$4,584
Ratio of operating expenses to average net assets:
Before expense reimbursement	5.98%	3.84%	3.09%	3.22%	3.45%
After expense reimbursement	1.41%	1.48%	1.39%	2.69%	2.67%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(2.72)%	1.87%	1.30%	2.80%	1.08%
After expense reimbursement	1.85%	4.23%	3.00%	3.33%	1.84%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.

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The Paradigm Fund

	Institutional Class For the Year Ended December 31, 2008		Institutional Class For the Year Ended December 31, 2007	Institutional Class For the Year Ended December 31, 2006	Institutional Class For the Period May 27, 2005^ through December 31, 2005
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$30.97		$25.76	$20.31	$18.13
Income from Investment Operations:
Net investment income (loss)	0.18	(2)	0.17 (2)	0.19 (2)	0.01	(2)
Net realized and unrealized gain (loss) on investments	(16.63	)(6)	5.34	5.49	2.23
Total from investment operations	(16.45)		5.51	5.68	2.24
Redemption Fees	0.00	(3)	0.00 (3)	—	—
Less Distributions:
From net investment income	—		(0.17)	(0.19)	(0.04)
From net realized gains	(0.08)		(0.13)	(0.04)	(0.02)
Total distributions	(0.08)		(0.30)	(0.23)	(0.06)
Net Asset Value, End of Year	$14.44		$30.97	$25.76	$20.31
Total Return	(53.11	)%(6)	21.37%	27.96%	12.35	%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$128,129		$804,755	$507,314	$10,895
Ratio of operating expenses to average net assets:
Before expense reimbursement and waivers	1.67%		1.63%	1.74%	1.88	%(5)
After expense reimbursement	1.46%		1.48%	1.43%	1.49	%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.51%		0.44%	0.48%	(0.37	)%(5)
After expense reimbursement	0.72%		0.59%	0.79%	0.02	%(5)
Portfolio turnover rate	N/A		N/A	N/A	N/A

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not Annualized.
(5)	Annualized.
(6)
Includes Investment Adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions on trading errors.  This reimbursement comprises less than $0.005 of the NAVs for each class at the time of the reimbursement and 0.03% of the total return for the Institutional Class for the fiscal year ended December 31, 2008.  There was no impact on the other classes.

63

The Medical Fund

	No Load Class for the Year Ended December 31, 2008	No Load Class for the Year Ended December 31, 2007	No Load Class for the Year Ended December 31, 2006	No Load Class for the Year Ended December 31, 2005	No Load Class for the Year Ended December 31, 2004
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$19.82	$17.83	$16.64	$16.76	$15.67
Income from Investment Operations:
Net investment income (loss)(2)	0.19	0.10	0.06	(0.18)	(0.10)
Net realized and unrealized gain (loss) on investments	(4.25)	2.67	2.40	0.06	1.19
Total from investment operations	(4.06)	2.77	2.46	(0.12)	1.09
Redemption Fees	0.01	0.01	0.00 (3)	0.00 (3)	—
Less Distributions:
From net investment income	(0.16)	(0.10)	(0.04)	—	—
From net realized gains	(0.38)	(0.69)	(1.23)	—	—
Total distributions	(0.54)	(0.79)	(1.27)	—	—
Net Asset Value, End of Year	$15.23	$19.82	$17.83	$16.64	$16.76
Total Return	(20.42)%	15.47%	14.81%	(0.72)%	6.96%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$15,727	$13,917	$15,527	$13,943	$19,583
Ratio of operating expenses to average net assets:
Before expense reimbursement and waivers	2.26%	2.41%	2.28%	2.48%	2.54%
After expense reimbursement	1.41%	1.40%	1.44%	2.44%	2.39%
Ratio of net investment loss to average net assets:
Before expense reimbursement	0.18%	(0.51)%	(0.51)%	(1.14)%	(1.31)%
After expense reimbursement	1.03%	0.50%	0.33%	(1.10)%	(1.16)%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.

64

The Small Cap Opportunities Fund

	Institutional Class For the Year Ended December 31, 2008		Institutional Class For the Year Ended December 31, 2007	Institutional Class For the Year Ended December 31, 2006	Institutional Class For the Period August 12, 2005^ through December 31, 2005
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$31.92		$26.91	$21.00	$20.48
Income from Investment Operations:
Net investment income (loss)(2)	0.10		0.07	0.08	0.00	(3)
Net realized and unrealized gain (loss) on investments	(18.56	)(6)	5.29	5.91	0.67
Total from investment operations	(18.46)		5.36	5.99	0.67
Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	—
Less Distributions:
From net investment income	—		(0.28)	(0.08)	(0.02)
From net realized gains	(0.27)		(0.07)	—	(0.13)
Total distributions	(0.27)		(0.35)	(0.08)	(0.15)
Net Asset Value, End of Year	$13.19		$31.92	$26.91	$21.00
Total Return	(57.82	)%(6)	19.91%	28.52%	3.23	%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$68,408		$316,709	$209,592	$67,586
Ratio of operating expenses to average net assets:
Before expense reimbursement and waivers	1.74%		1.66%	1.78%	1.77	%(5)
After expense reimbursement(6)	1.47%		1.49%	1.38%	1.59	%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.14%		0.05%	(0.09)%	(0.21	)%(5)
After expense reimbursement(6)	0.41%		0.22%	0.31%	(0.03	)%(5)
Portfolio turnover rate	N/A		N/A	N/A	N/A

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3)	A mount calculated is less than $0.005.
(4)	Not Annualized.
(5)	Annualized.
(6)
Includes Investment Adviser reimbursement from net realized losses on the disposal of investments in violation of restrictions on trading errors.  This reimbursement comprises less than $0.005 of the NAVs for each class at the time of the reimbursement and 0.03% of the total return for Advisor Class C for the fiscal year ended December 31, 2008.  There was no impact on the other classes, including the Institutional Class.

65

The Market Opportunities Fund

	Institutional Class May 19, 2008^ through December 31, 2008
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$13.71
Income from Investment Operations:
Net investment income (loss)	0.08	(2)
Net realized and unrealized gain (loss) on investments	(6.55)
Payment by adviser(5)	0.06
Total from investment operations	(6.41)
Redemption Fees	—
Less Distributions:
From net investment income	(0.09)
From net realized gains	—
Total distributions	(0.09)
Net Asset Value, End of Year	$7.21
Total Return	(46.77	)%(3)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$5
Ratio of operating expenses to average net assets:
Before expense reimbursement and waiver	1.82	%(4)
After expense reimbursement	1.44	%(4)
Ratio of net investment income to average net assets:
Before expense reimbursement	0.94	%(4)
After expense reimbursement	1.32	%(4)
Portfolio turnover rate	N/A

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)
A receivable from the Investment Adviser of $484,652 was recorded on December 31, 2008 in the Market Opportunities Portfolio.  Of this amount, $484,604 was allocated to the Market Opportunities Fund, which amounted to $0.06 of each class.  This contributed 0.44% to the returns of the Institutional Class for the year ended December 31, 2008.

66

The Water Infrastructure Fund

	Institutional Class For the Year Ended December 31, 2008	Institutional Class June 29, 2007^ through December 31, 2007
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$10.18	$10.00
Income from Investment Operations:
Net investment income(2)	0.12	0.06
Net realized and unrealized gain (loss) on investments	(2.67)	0.21
Total from investment operations	(2.55)	0.27
Redemption Fees	0.00 (3)	—
Less Distributions:
From net investment income(2)	—	(0.04)
From net realized gains	—	(0.05)
Total distributions	—	(0.09)
Net Asset Value, End of Year	$7.63	$10.18
Total Return	(25.05)%	2.76	%(3)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$251	$103
Ratio of operating expenses to average net assets:
Before expense reimbursement and waivers	2.15%	3.58	%(4)
After expense reimbursement	1.45%	1.54	%(4)
Ratio of net investment income to average net assets:
Before expense reimbursement	0.60%	(0.69	)%(4)
After expense reimbursement(	1.30%	1.35	%(4)
Portfolio turnover rate	N/A	N/A

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Not Annualized.
(4)	Annualized.

67

The Multi-Disciplinary Fund

	Institutional Class For the Period February 11, 2008^ through December 31, 2008
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$10.00
Income from Investment Operations:
Net investment income (loss)(2)	0.02
Net realized and unrealized gain (loss) on investments	(1.79)
Total from investment operations	(1.77)
Redemption Fees	—
Less Distributions:
From net investment income	(0.00	)(3)
From net realized gains	—
Total distributions	(0.00)
Net Asset Value, End of Year	$8.23
Total Return	(17.65	)%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$82
Ratio of operating expenses to average net assets:
Before expense reimbursement	17.53	%(5)
After expense reimbursement	1.29	%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(15.94	)%(5)
After expense reimbursement	0.30	%(5)
Portfolio turnover rate	N/A

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.

68

Kinetics Mutual Funds, Inc.

The Internet Fund	The Small Cap Opportunities Fund
The Global Fund	The Market Opportunities Fund
The Paradigm Fund	The Water Infrastructure Fund
The Medical Fund	The Multi-Disciplinary Fund

Investment Adviser and Shareholder Servicing Agent	Kinetics Asset Management, Inc 555 Taxter Road, Suite 175 Elmsford, NY 10523
Legal Counsel	Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103-6996
Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP 1818 Market Street, Suite 2400 Philadelphia, PA 19103
Distributor	Kinetics Funds Distributor, Inc. 555 Taxter Road, Suite 175 Elmsford, NY 10523
Transfer Agent, Fund Accountant, and Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Custodian	U.S. Bank N.A. 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212

You may obtain the following and other information on the Funds free of charge:

Statement of Additional Information (SAI) dated April 30, 2009
The SAI of the Funds provides more details about each Fund’s policies and management.  The Funds’ SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year.

To receive any of these documents or the Funds’ Prospectus, free of charge, to request additional information about the Company or to make shareholder inquiries, please contact us:

By Telephone:	By Internet:
1-800-930-3828	http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Additionally the foregoing Fund documents are available on the Fund’s website listed above.

SEC:
Information about the Funds (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, D.C.  Please call (202) 551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

1940 Act File No. 811-09303

69

Advisor Classes

April 30, 2009	Prospectus	www.kineticsfunds.com

The Internet Fund Advisor Class A (KINAX)
Advisor Class C (KINCX)

The Global Fund Advisor Class A (KGLAX)
Advisor Class C (KGLCX)

The Paradigm Fund Advisor Class A (KNPAX)
Advisor Class C (KNPCX)

The Medical Fund Advisor Class A (KRXAX)
Advisor Class C (KRXCX)

The Small Cap Opportunities Fund Advisor Class A (KSOAX)
Advisor Class C (KSOCX)

The Market Opportunities Fund Advisor Class A (KMKAX)
Advisor Class C (KMKCX)

The Water Infrastructure Fund Advisor Class A (KWIAX)
Advisor Class C (KWICX)

The Multi-Disciplinary Fund Advisor Class A (KMDAX)
Advisor Class C (KMDCX)

Each a series of Kinetics Mutual Funds, Inc.

Kinetics Logo
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

Overview	4
The Internet Fund	6
The Global Fund	11
The Paradigm Fund	16
The Medical Fund	21
The Small Cap Opportunities Fund	26
The Market Opportunities Fund	30
The Water Infrastructure Fund	35
The Multi-Disciplinary Fund	41
Main Risks of Investing in Each of the Funds	45
Portfolio Holdings Information	50
Management of the Funds and the Portfolios	50
Valuation of Fund Shares	53
How to Purchase Shares	54
How to Redeem Shares	56
Exchange Privilege	59
Distributions and Taxes	59
Distribution of Shares	62
Description of Advisor Classes	63
Unique Characteristics of Master/Feeder Fund Structure	65
Counsel and Independent Registered Public Accounting Firm	65
Financial Highlights	66

2

Kinetics Mutual Funds, Inc.
This combined Prospectus discusses the Advisor Classes of eight series (each a “Fund” and collectively the “Funds”) of Kinetics Mutual Funds, Inc. (the “Company”).  Unlike many other investment companies which directly acquire and manage their own portfolios of securities, each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Portfolio” and collectively the “Portfolios”) of Kinetics Portfolios Trust (the “Trust”), a Delaware statutory trust (e.g., The Internet Fund invests all of its assets in The Internet Portfolio).  Each Portfolio is an open-end, non-diversified investment company with investment objectives and strategies identical to those of each corresponding Fund.  Investors should carefully consider this investment approach.  For additional information regarding this investment structure, see “Unique Characteristics of Master/Feeder Fund Structure.”

Prospectus
This Prospectus provides vital information about each Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
Investment Adviser
Kinetics Asset Management, Inc.

Minimum Initial Investment
$2,500
April 30, 2009

3

OVERVIEW

The Internet Fund (the “Internet Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth and secondarily with current income by investing all of its investable assets in the Internet Portfolio (the “Internet Portfolio”).  The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities.

The Global Fund (the “Global Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Global Portfolio (the “Global Portfolio”).  The Global Portfolio invests primarily in the equity securities of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and secondarily in U.S. companies benefiting from international economic growth.

The Paradigm Fund (the “Paradigm Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Paradigm Portfolio (the “Paradigm Portfolio”).  The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the Investment Adviser believes are undervalued, that have high returns on equity, and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in assets or revenues.  A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies’ assets.  The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor.

The Medical Fund (the “Medical Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Medical Portfolio (the “Medical Portfolio”).  The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged generally in the medical research, pharmaceutical treatments and related medical technology industries with a focus on companies engaged in cancer research and drug development.

The Small Cap Opportunities Fund (the “Small Cap Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Small Cap Opportunities Portfolio (the “Small Cap Portfolio”).  The Small Cap Portfolio invests primarily in the equity securities of U.S. and foreign small capitalization companies that provide attractive valuation opportunities due to special situations such as little or no institutional ownership, short-term earnings shortfalls, lack of significant analyst coverage, stocks selling at or below book or replacement value, and price to earnings ratios that are less than one half of their projected growth rate.

The Market Opportunities Fund (the “Market Opportunities Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Market Opportunities Portfolio (the “Market Opportunities Portfolio”).  The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets or in the gaming industry.

The Water Infrastructure Fund (the “Water Infrastructure Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth and secondarily with current income by investing all of its investable assets in the Water Infrastructure Portfolio (the “Water Infrastructure Portfolio”).  The Water Infrastructure Portfolio invests primarily in securities issued by U.S. and foreign companies involved in water infrastructure and natural resources with a specific water theme and related activities.

The Multi-Disciplinary Fund (the “Multi-Disciplinary Fund”) is a non-diversified fund that seeks to provide investors with total return, which is expected to include both income and capital appreciation, by investing all of its investable assets in the Multi-Disciplinary Portfolio (the “Multi-Disciplinary Portfolio”).  The Multi-Disciplinary Portfolio utilizes a two-part investment strategy.  The first component of the Multi-Disciplinary Portfolio is primarily a fixed-income portfolio.  The second component of the Multi-Disciplinary Portfolio is a portfolio of various option strategies that may include short puts, covered calls, long calls and a variety of other derivatives.  These strategies may result in the Multi-Disciplinary Portfolio holding equity securities.

4

The Statement of Additional Information (the “SAI”) contains more information about the Funds and the types of securities in which they may invest.

Who May Want to Invest

Each Fund (other than the Multi-Disciplinary Fund) may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

The Multi-Disciplinary Fund may be appropriate for investors who:

»	wish to invest for the long-term; and

»	are comfortable with the risks described herein.

5

THE INTERNET FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Internet Fund is long-term growth of capital.  The Internet Fund seeks to obtain current income as a secondary objective.

Principal Investment Strategies
The Internet Fund seeks to achieve its investment objective by investing all of its investable assets in the Internet Portfolio.  Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)), of U.S. and foreign companies engaged in the Internet and Internet-related activities.  The Internet Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike.  The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Internet Portfolio securities will be selected by the Investment Adviser from companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet.  Accordingly, the Internet Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, they meet the Internet Portfolio’s investment criteria.  Also, such companies’ core business may not be primarily Internet-related.  Such companies include, but are not limited to, the following:

»	Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics and news, on the Internet.

»
Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

»
Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

»	Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

»	Internet Service Providers: Companies that provide users with access to the Internet.

»	Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

»	Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

6

»	E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

»
Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

»	Other Companies: Companies whose core business may not be primarily Internet-related include, but are not limited to, publishing and media companies.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development.  The Investment Adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

The Internet Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Internet Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Internet Portfolio engages in a temporary defensive strategy, the Internet Portfolio and therefore, the Internet Fund, may not achieve its investment objective.

Fund Structure
The Internet Portfolio has an investment objective identical to that of the Internet Fund.  The Internet Fund may withdraw its investment from the Internet Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Internet Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Internet Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Internet Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Internet Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Internet Fund, and indirectly the Internet Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Internet Fund, Internet Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Internet Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio’s and therefore, the Internet Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry specific developments.  Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

7

»
Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

»
Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio’s assets.

»
Foreign Securities Risks: The Internet Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Internet Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Internet Portfolio’s shares and therefore, the Internet Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Internet Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Internet Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Internet Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Internet Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Internet Fund
The bar chart and table shown below illustrate the variability of the Internet Fund’s returns.  Both assume that all dividends and distributions are reinvested in the Fund.  The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund’s performance from year to year (on a calendar year basis).  The table shows how the Internet Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.  The Internet Fund’s past performance, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year.  The returns for Advisor Class C shares were different than the figures shown because each Class of shares has different expenses.

8

The Internet Fund – Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart.  If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2003	Q2	23.99%
Worst Quarter:	2008	Q4	-21.39%

The after-tax returns for the Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for Advisor Class A shares only.  After-tax returns for Advisor Class C shares will differ.

Average Annual Total Returns as of 12/31/2008
	1 Year	5 Years	Since Inception(1)
The Internet Fund (KINAX) Advisor Class A
Return before taxes	-45.69%	-2.76%	-2.14%
Return after taxes on distributions	-45.73%	-2.93%	-2.25%
Return after taxes on distributions and sale of Fund shares(2)	-26.69%	-2.38%	-1.84%
S&P 500® Index(3)	-37.00%	-2.19%	-2.20%
NASDAQ Composite® Index (4)	-40.54%	-4.67%	-3.26%
The Internet Fund (KINCX) Advisor Class C
Return before taxes	-42.67%	N/A	-16.59%
S&P 500® Index(3)	-37.00%	N/A	-20.82%
NASDAQ Composite® Index (4)	-40.54%	N/A	-21.76%

(1)
The Internet Fund’s Advisor Class A shares commenced operations on April 26, 2001 and Advisor Class C shares commenced operations on February 16, 2007.   The returns for the two indices in this column have been calculated since the inception date of the Internet Fund’s Advisor Class A shares and Advisor Class C shares, as applicable.

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general.  The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

(4)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

9

Fees and Expenses of the Internet Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Internet Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)

Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)(3)	2.00%	2.00%
Exchange Fee(4)	None	None
Maximum Account Fee(5)	None	None

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A		Advisor Class C
Management Fees(6)	1.25%		1.25%
Distribution (Rule 12b-1) Fees(7)	0.50%		0.75%
Other Expenses(8)	0.80%		0.80%
Shareholder Servicing Fees 0.25%		0.25%
Other Operating Expenses 0.53%		0.53%
Acquired Fund Fees and Expenses(9) 0.02%		0.02%
Total Annual Fund Operating Expenses(10)	2.55%		2.80%

(1)	This fee table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio.
(2)
You will be assessed a $15 fee for outgoing wire transfers and a $25 fee for returned checks and stop payment orders by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent (“Transfer Agent”).  Please note that these fees are subject to change.

(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A shares or Advisor Class C shares 30 days or less after you purchase them.  If this fee is imposed it will raise the expenses of your shares.  Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Fund’s Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Transfer Agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)	The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio for investment advisory services.
(7)
Under the Distribution Plans adopted for the Advisor Class A and Advisor Class C shares, each class may pay as compensation up to an annual rate of 0.50% and 0.75% of the average daily net asset value of Advisor Class A and Advisor Class C shares, respectively, to the Funds’ distributor (“Distributor”) or other qualified recipients under the Plans.  However, for the year ended December 31, 2008, payments under the Plan for the Advisor Class A shares were limited to 0.25%.

(8)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.”  “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above.

(9)
Acquired Fund Fees and Expenses (“AFFE”) represents the pro rata expenses indirectly incurred by the Fund as a result of investing its cash in unaffiliated money market funds that have their own expenses.  Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus which reflects the Fund’s operating expenses and does not include AFFE.  Without AFFE, the Fund’s Total Annual Fund Operating Expenses would have been 2.53% and 2.78% for the Advisor Class A. and Advisor Class C shares, respectively.

(10)
As of March 1, 2008, the Investment Adviser to the Internet Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 2.14% and 2.64% for the Advisor Class A and Advisor Class C shares, respectively.  These waivers and reimbursements may be discontinued at any time.

10

Example

This Example is intended to help you compare the cost of investing in Advisor Class A and Advisor Class C shares of the Internet Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Class A and Advisor Class C shares of the Internet Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Internet Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Internet Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$818	$1,323	$1,852	$3,294
Advisor Class C	$283	$868	$1,479	$3,128

See “Description of Advisor Classes” on page 63.

THE GLOBAL FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Global Fund is long-term growth of capital.

Principal Investment Strategies
The Global Fund seeks to achieve its investment objective by investing all of its investable assets in the Global Portfolio.  Under normal circumstances, the Global Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of foreign and U.S. companies listed on publicly traded exchanges in countries around the world.  The Global Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Global Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Global Portfolio may also invest in participatory notes. Participatory notes (commonly known as “P-notes”) are derivative instruments used by investors to take positions in certain foreign securities. P-notes are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

The Global Portfolio securities selected by the Investment Adviser generally will be those of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and those of U.S. companies that benefit from international economic growth.  An increase in growth may occur by entry into new distribution channels, through an ability to leverage brand identity, and by improvement in the underlying cost/profitability dynamics of the business.  Accordingly, the Global Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Global Portfolio’s investment criteria.  Such companies include, but are not limited to, the following:

»
Infrastructure:  Companies that hold equity stakes in or are involved in building, owning or operating infrastructure assets including electric generation and transmission, airports, toll roads, railways, ports, etc.

»	Energy: Companies that explore for, finance, produce, market or distribute energy-oriented products and services, including oil and natural gas, coal and alternate energy sources.

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»	Utilities: Companies and industries such as gas, electric and telephone.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Real Estate Development: Companies that provide commercial real estate property and services.

»	Business Services: Companies that provide business-to-business products and services.

»	Healthcare: Companies and industries such as pharmaceuticals, healthcare services, contracting services, hospitals, medical devices, medical equipment, etc.

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Travel & Leisure: Companies that provide transportation and recreational services.

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities or achieve a greater competitive advantage in cost/profitability and brand image leveraging.  This evaluation by the Investment Adviser includes consideration of a company’s potential to maintain and grow long lived assets, while generating high returns on capital with operating predictability and transparency.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

The Global Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments

To respond to adverse market, economic, political or other conditions, the Global Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Global Portfolio engages in a temporary defensive strategy, the Global Portfolio and, therefore, the Global Fund, may not achieve its investment objective.

Fund Structure

The Global Portfolio has an investment objective identical to that of the Global Fund.  The Global Fund may withdraw its investment from the Global Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Global Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Global Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Global Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Global Fund’s assets directly.

Principal Risks of Investment

The Global Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.  The principal risks of investing in the Global Fund, and indirectly the Global Portfolio, are listed below and could adversely affect the NAV, total return and value of the Global Fund, Global Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Global Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Global Portfolio’s and therefore, the Global Fund’s, investment objective.

12

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small and Medium-Size Company Risks: The Global Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global Portfolio’s assets.

»
Foreign Securities Risks: The Global Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Global Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Global Portfolio’s shares and therefore, the Global Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Global Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Global Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
Derivatives Risks:  The Global Portfolio’s investments in P-notes and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Global Portfolio.

»
Management Risk:  There is no guarantee that the Global Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Global Fund, nor can it assure you that the market value of your investment will not decline.

13

Performance of the Global Fund

The Advisor Class A and Advisor Class C shares of the Global Fund commenced operations on May 19, 2008.  No performance information is shown for the Advisor Class A and Advisor Class C shares of the Global Fund because they do not have annual returns for at least one full calendar year prior to the date of this Prospectus.  The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because each Class of shares will be invested in the same portfolio of securities.  Annual returns will differ only to the extent that the Classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Global Fund’s No Load Class.  Both assume that all dividends and distributions are reinvested in the Fund.  The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund’s performance from year to year (on a calendar year basis).  The table shows how the Global Fund’s average annual returns, before and after taxes, compare with those of the MSCI EAFE Index which represents a broad measure of market performance.  As of March 14, 2008, the Global Fund and the Global Portfolio, which were formerly known as the Internet Emerging Growth Fund and the Internet Emerging Growth Portfolio, respectively, changed to the investment strategy set forth in this Prospectus.  The performance shown for periods or portions of periods prior to March 14, 2008 represents performance of the Global Portfolio’s prior strategy to invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small and medium-capitalization U.S. and foreign companies engaged in the Internet and Internet-related activities.  The past performance of the Global Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Global Fund’s No Load Class or the Global Portfolio will perform in the future.

The Global Fund – No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2003	Q2	16.93%
Worst Quarter:	2000	Q4	-38.09%

The Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.  After tax returns are shown for the No Load Class shares only.  After tax returns for the Advisor Class A and Advisor Class C shares will differ.

14

Average Annual Total Returns as of 12/31/2008
	1 Year	5 Years	Since Inception(1)
The Global Fund (WWWEX) No Load
Return before taxes	-50.72%	-7.87%	-12.94%
Return after taxes on distributions	-50.85%	-8.72%	-13.42%
Return after taxes on distributions and sale of Fund shares(2)	-32.71%	-6.58%	-9.87%
MSCI EAFE Index(3)	-45.09%	-0.81%	-3.84%

(1)
The Global Fund’s No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Global Portfolio on April 28, 2000.  The return for the index in this column has been calculated since the December 31, 1999 inception date of the Global Fund’s No Load Class shares.

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.  As of June 2007, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Fees and Expenses of the Global Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Global Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)

Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%	2.00%
Exchange Fee(4)	None	None
Maximum Account Fee(5)	None	None

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A		Advisor Class C
Management Fees(6)	1.25%		1.25%
Distribution (Rule 12b-1) Fees(7)	0.50%		0.75%
Other Expenses(8)	6.79%		6.79%
Shareholder Servicing Fees 0.25%		0.25%
Other Operating Expenses 6.54%		6.54%
Total Annual Fund Operating Expenses(9)	8.54%		8.79%

(1)	This fee table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio.
(2)	You will be assessed a $15 fee for outgoing wire transfers, and a $25 fee for returned checks and stop payment orders by the Transfer Agent. Please note that these fees are subject to change.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A shares or Advisor Class C shares 30 days or less after you purchase them.   If this fee is imposed it will raise the expenses of your shares.   Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Transfer Agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.

15

(6)	The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio for investment advisory services.
(7)
Under the Distribution Plans adopted for the Advisor Class A and Advisor Class C shares, each class may pay as compensation up to an annual rate of 0.50% and 0.75% of the average daily net asset value of Advisor Class A and Advisor Class C shares, respectively, to the Distributor or other qualified recipients under the Plans.  However, for the year ended December 31, 2008, payments under the Plan for the Advisor Class A shares were limited to 0.25%.

(8)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.”  “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above. “Other Operating Expenses” also includes AFFE incurred by the Fund as a result of its investment in any money market fund or other investment company.  For the fiscal year ended December 31, 2008, the Fund incurred AFFE totaling less than 0.01% of the Fund’s average daily net assets.

(9)
As of March 1, 2008, the Investment Adviser to the Global Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.64% and 2.14% for the Advisor Class A and Advisor Class C shares, respectively.  These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Advisor Class A and Advisor Class C shares of the Global Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Advisor Class A and Advisor Class C shares of the Global Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Global Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Global Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$1,366	$2,864	$4,258	$7,334
Advisor Class C	$862	$2,490	$3,997	$7,292

See “Description of Advisor Classes” on page 63.

THE PARADIGM FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Paradigm Fund is long-term growth of capital.

Principal Investment Strategies
The Paradigm Fund seeks to achieve its investment objective by investing all of its investable assets in the Paradigm Portfolio.  Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of U.S. and foreign companies.  The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued, that have high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies’ assets.  The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor.  The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

Paradigm Portfolio securities will be selected by the Investment Adviser from companies that are engaged in various industries that will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Paradigm Portfolio’s investment criteria.  Accordingly, the Paradigm Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.  Such companies include, but are not limited to, the following:

16

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Real Estate Development: Companies that provide commercial real estate property and services.

»	Business Services: Companies that provide business-to-business products and services.

»	Travel & Leisure: Companies that provide transportation and recreational services.

»	Utilities: Companies and industries such as gas, electric and telephone.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

The Paradigm Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Paradigm Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Paradigm Portfolio engages in a temporary defensive strategy, the Paradigm Portfolio and therefore, the Paradigm Fund, may not achieve its investment objective.

Fund Structure
The Paradigm Portfolio has an investment objective identical to that of the Paradigm Fund.  The Paradigm Fund may withdraw its investment from the Paradigm Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Paradigm Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Paradigm Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Paradigm Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Paradigm Fund’s assets directly.

17

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Paradigm Fund, and indirectly the Paradigm Portfolio, are listed below and could adversely affect the NAV, total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Paradigm Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s and therefore, the Paradigm Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry specific developments.  Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»
Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets.

»
Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio’s shares and therefore, the Paradigm Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Paradigm Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Paradigm Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Paradigm Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Paradigm Fund, nor can it assure you that the market value of your investment will not decline.

18

Performance of the Paradigm Fund
The bar chart and table shown below illustrate the variability of the Paradigm Fund’s returns.  Both assume that all dividends and distributions are reinvested in the Fund.  The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund’s performance from year to year (on a calendar year basis).  The table shows how the Paradigm Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.  The Paradigm Fund’s past performance, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year.  The returns for Advisor Class C shares were different than the figures shown because each Class of shares has different expenses.

The Paradigm Fund – Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart.  If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2003	Q2	20.63%
Worst Quarter:	2008	Q4	-29.06%

The after-tax returns for the Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only.  After-tax returns for Advisor Class C shares will differ.

Average Annual Total Returns as of 12/31/2008
	1 Year	5 Years	Since Inception(1)
The Paradigm Fund (KNPAX) Advisor Class A
Return before taxes	-55.99%	-1.12%	3.94%
Return after taxes on distributions	-56.02%	-1.32%	3.81%
Return after taxes on distributions and sale of Fund shares(2)	-36.34%	-0.96%	3.40%
S&P 500® Index(3)	-37.00%	-2.19%	-2.20%
NASDAQ Composite® Index (4)	-40.54%	-4.67%	-3.26%
The Paradigm Fund (KNPCX) Advisor Class C
Return before taxes	-53.54%	-0.44%	4.77%
S&P 500® Index(3)	-37.00%	-2.19%	0.51%
NASDAQ Composite® Index (4)	-40.54%	-4.67%	1.16%

19

(1)
The Paradigm Fund’s Advisor Class A shares commenced operations on April 26, 2001 and Advisor Class C shares commenced operations on June 28, 2002.   The returns for the two indices in this column have been calculated since the inception date of the Paradigm Fund’s Advisor Class A shares and Advisor Class C shares, as applicable.

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general.  The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

(4)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Paradigm Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Paradigm Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%	2.00%
Exchange Fee(4)	None	None
Maximum Account Fee(5)	None	None

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A		Advisor Class C
Management Fees(6)	1.25%		1.25%
Distribution (Rule 12b-1) Fees(7)	0.50%		0.75%
Other Expenses(8)	0.48%		0.48%
Shareholder Servicing Fees 0.25%		0.25%
Other Operating Expenses 0.23%		0.23%
Total Annual Fund Operating Expenses(9)	2.23%		2.48%

(1)	This fee table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio.
(2)	You will be assessed a $15 fee for outgoing wire transfers, and a $25 fee for returned checks and stop payment orders by the Transfer Agent. Please note that these fees are subject to change.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A shares or Advisor Class C shares 30 days or less after you purchase them.  If this fee is imposed it will raise the expenses of your shares.  Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Transfer Agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)	The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio for investment advisory services.
(7)
Under the Distribution Plans adopted for the Advisor Class A and the Advisor Class C shares, each class may pay as compensation up to an annual rate of 0.50% and 0.75% of the average daily net asset value of Advisor Class A and Advisor Class C shares, respectively, to the Distributor or other qualified recipients under the Plans.  However, for the year ended December 31, 2008, payments under the Plan for the Advisor Class A shares were limited to 0.25%.

(8)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.”  “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above. “Other Operating Expenses” also includes AFFE incurred by the Fund as a result of its investment in any money market fund or other investment company.  For the fiscal year ended December 31, 2008, the Fund incurred AFFE totaling less than 0.01% of the Fund’s average daily net assets.

20

(9)
As of March 1, 2008, the Investment Adviser to the Paradigm Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.89% and 2.39% for Advisor Class A shares and Advisor Class C shares, respectively.  These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Advisor Class A and Advisor Class C shares of the Paradigm Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Class A and Advisor Class C shares of the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Paradigm Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$788	$1,232	$1,701	$2,992
Advisor Class C	$251	$773	$1,321	$2,816

See “Description of Advisor Classes” on page 63.

THE MEDICAL FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Medical Fund is long-term growth of capital.

Principal Investment Strategies
The Medical Fund seeks to achieve its investment objective by investing all of its investable assets in the Medical Portfolio.  Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of U.S. and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development.  The Medical Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Medical Portfolio’s Investment Adviser believes that favorable investment opportunities are available through companies that are developing technology, products, and/or services for cancer research and treatment and related medical activities.  Accordingly, the Medical Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.

Medical Portfolio securities will be selected by the Investment Adviser from companies that are engaged in the medical industry generally, including, among others, companies engaged in cancer research and treatment, biopharmaceutical research and the development of medical instruments for therapeutic purposes.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Medical Portfolio’s investment criteria.  Such companies include, but are not limited to, the following:

»	Pharmaceutical Development: Companies that develop drugs and medications for the treatment and prevention of cancer and other disease.

»
Surgical and Medical Instrument Manufacturers and Developers: Companies that produce, manufacture and develop the tools used by health care providers in the delivery of medical care and procedures for the treatment of cancer and other diseases.

21

»	Pharmaceutical Manufacturers: Companies that primarily engage in the mass production of existing drugs and medicines including drugs and medicines for the treatment of cancer and other diseases.

»	Biotech & Medical Research: Companies that primarily research and develop new methods and procedures in the provision of health care related services for the treatment of cancer and other diseases.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Investment Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth.

The Medical Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Medical Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Medical Portfolio engages in a temporary defensive strategy, the Medical Portfolio and therefore, the Medical Fund, may not achieve its investment objective.

Fund Structure
The Medical Portfolio has an investment objective identical to that of the Medical Fund.  The Medical Fund may withdraw its investment from the Medical Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Medical Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Medical Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Medical Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Medical Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Medical Fund, and indirectly the Medical Portfolio, are listed below and could adversely affect the NAV, total return and value of the Medical Fund, the Medical Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Medical Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio’s and therefore, the Medical Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry-specific developments.  Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

»
Specific Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries.  Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances.  Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

22

»
Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio’s assets.

»
Foreign Securities Risks: The Medical Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Medical Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Medical Portfolio’s shares and therefore, the Medical Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Medical Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Medical Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Medical Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Medical Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Medical Fund

The bar chart and table shown below illustrate the variability of the Medical Fund’s returns.  Both assume that all dividends and distributions are reinvested in the Fund.  The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund’s performance from year to year (on a calendar year basis).  The table shows how the Medical Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.  The Medical Fund’s past performance, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year.  The returns for Advisor Class C shares were different than the figures shown because each Class of shares has different expenses.

23

The Medical Fund – Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart.  If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2003	Q2	16.73%
Worst Quarter:	2002	Q2	-19.71%

The after-tax returns for the Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for Advisor Class A shares only.  After-tax returns for Advisor Class C shares will differ.

Average Annual Total Returns as of 12/31/2008
	1 Year	5 Years	Since Inception(1)
The Medical Fund (KRXAX) Advisor Class A
Return before taxes	-25.05%	0.86%	-1.48%
Return after taxes on distributions	-25.43%	0.44%	-1.77%
Return after taxes on distributions and sale of Fund shares(2)	-15.79%	0.77%	-1.24%
S&P 500® Index(3)	-37.00%	-2.19%	-2.20%
NASDAQ Composite® Index(4)	-40.54%	-4.67%	-3.26%
The Medical Fund (KRXCX) Advisor Class C
Return before taxes	-20.97%	N/A	-7.41%
S&P 500® Index(3)	-37.00%	N/A	-20.82%
NASDAQ Composite® Index(4)	-40.54%	N/A	-21.76%

(1)
The Medical Fund’s Advisor Class A shares commenced operations on April 26, 2001 and Advisor Class C shares commenced operations on February 16, 2007.  The returns for the two indices in this column have been calculated since the inception date of the Medical Fund’s Advisor Class A shares and Advisor Class C shares, as applicable.

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general.  The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

(4)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

24

Fees and Expenses of the Medical Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Medical Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)(3)	2.00%	2.00%
Exchange Fee(4)	None	None
Maximum Account Fee(5)	None	None

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A		Advisor Class C
Management Fees(6)	1.25%		1.25%
Distribution (Rule 12b-1) Fees(7)	0.50%		0.75%
Other Expenses(8)	1.02%		1.02%
Shareholder Servicing Fees 0.25%		0.25%
Other Operating Expenses 0.77%		0.77%
Total Annual Fund Operating Expenses(9)	2.77%		3.02%

(1)	This fee table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio.
(2)	You will be assessed a $15 fee for outgoing wire transfers, and a $25 fee for returned checks and stop payment orders by the Transfer Agent. Please note that these fees are subject to change.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A or Advisor Class C shares 30 days or less after you purchase them.   If this fee is imposed it will raise the expenses of your shares.   Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Transfer Agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)	The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio for investment advisory services.
(7)
Under the Distribution Plans adopted for the Advisor Class A and Advisor Class C shares, each class may pay as compensation up to an annual rate of 0.50% and 0.75% of the average daily net asset value of Advisor Class A and Advisor Class C shares, respectively, to the Distributor or other qualified recipients under the Plans.  However, for the year ended December 31, 2008, payments under the Plan for the Advisor Class A shares were limited to 0.25%.

(8)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.”  “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above. “Other Operating Expenses” also includes AFFE incurred by the Fund as a result of its investment in any money market fund or other investment company.  For the fiscal year ended December 31, 2008, the Fund incurred AFFE totaling less than 0.01% of the Fund’s average daily net assets.

(9)
As of March 1, 2008, the Investment Adviser to the Medical Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.64% and 2.14% for Advisor Class A shares and Advisor Class C shares, respectively.  These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Advisor Class A and Advisor Class C shares of the Medical Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Class A and Advisor Class C shares of the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Medical Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:

25

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$839	$1,385	$1,955	$3,496
Advisor Class C	$305	$933	$1,587	$3,337

See “Description of Advisor Classes” on page 63.

THE SMALL CAP OPPORTUNITIES FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Small Cap Fund is long-term growth of capital.

Principal Investment Strategies
The Small Cap Fund seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio.  Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities.  The Small Cap Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those that have a market capitalization of less than $3 billion.  The Investment Adviser believes that favorable investment opportunities are available through companies that exhibit a number of the following characteristics: have little or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have price to earnings ratios that are less than one half of their projected growth rate.

Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, the companies meet the Small Cap Portfolio’s investment criteria.  Such companies include, but are not limited to the following:

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Manufacturing and Consumer Products: Companies that manufacture and distribute products to retail outlets.

»	Utilities: Companies and industries such as gas, electric and telephone.

The Investment Adviser considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Investment Adviser also looks at the amount of capital a company spends on research and development.

The Small Cap Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

26

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Small Cap Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Small Cap Portfolio engages in a temporary defensive strategy, the Small Cap Portfolio and therefore, the Small Cap Fund, may not achieve its investment objective.

Fund Structure
The Small Cap Portfolio has an investment objective identical to that of the Small Cap Fund.  The Small Cap Fund may withdraw its investment from the Small Cap Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Small Cap Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Small Cap Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Small Cap Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Small Cap Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Small Cap Fund, and indirectly the Small Cap Portfolio, are listed below and could adversely affect the NAV, total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Small Cap Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio’s, and therefore, the Small Cap Fund’s investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small Company Risks: The Small Cap Portfolio primarily invests in the stocks of small-size companies. Small-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio’s assets.

»
Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Small Cap Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Small Cap Portfolio’s shares, and therefore, the Small Cap Fund’s shares, more than shares of a more diversified mutual fund that holds more investments.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Small Cap Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Small Cap Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

27

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Small Cap Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Small Cap Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Small Cap Fund

The bar chart and table shown below illustrate the variability of the Small Cap Fund’s returns.  Both assume that all dividends and distributions are reinvested in the Fund.  The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund’s performance from year to year (on a calendar year basis).  The table shows how the Small Cap Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.  The Small Cap Fund’s past performance, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year.  The returns for Advisor Class C shares were different than the figures shown because each Class of shares has different expenses.

The Small Cap Fund – Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart.  If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2003	Q2	16.64%
Worst Quarter:	2008	Q4	-29.97%

The after-tax returns for the Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for Advisor Class A shares only.  After-tax returns for Advisor Class C shares will differ.

28

Average Annual Total Returns as of 12/31/2008
	1 Year	5 Years	Since Inception(1)
The Small Cap Fund (KSOAX) Advisor Class A
Return before taxes	-60.41%	-4.55%	-1.23%
Return after taxes on distributions	-60.54%	-4.84%	-1.52%
Return after taxes on distributions and sale of Fund shares(2)	-39.11%	-3.86%	-1.12%
S&P 500® Index(3)	-37.00%	-2.19%	-1.53%
NASDAQ Composite® Index (4)	-40.54%	-4.67%	-2.99%
The Small Cap Fund (KSOCX) Advisor Class C
Return before taxes	-58.20%	N/A	-33.68%
S&P 500® Index(3)	-37.00%	N/A	-20.82%
NASDAQ Composite® Index (4)	-40.54%	N/A	-21.76%

(1)
The Small Cap Opportunities Fund’s Advisor Class A shares commenced operations on December 31, 2001 and Advisor Class C shares commenced operations on February 16, 2007.  The returns for the two indices in this column have been calculated since the inception date of Advisor Class A shares and Advisor Class C shares, as applicable.

(2)
The “Return After taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general.  The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

(4)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Small Cap Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Small Cap Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%	2.00%
Exchange Fee(4)	None	None
Maximum Account Fee(5)	None	None

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A		Advisor Class C
Management Fees(6)	1.25+%		1.25%
Distribution (Rule 12b-1) Fees(7)	0.50%		0.75%
Other Expenses(8)	0.54%		0.54%
Shareholder Servicing Fees 0.25%		0.25%
Other Operating Expenses 0.29%		0.29%
Total Annual Fund Operating Expenses(9)	2.29%		2.54%

(1)	This fee table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Portfolio.
(2)	You will be assessed a $15 fee for outgoing wire transfers, and a $25 fee for returned checks and stop payment orders by the Transfer Agent Please note that these fees are subject to change.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A shares or Advisor Class C shares 30 days or less after you purchase them.   If this fee is imposed it will raise the expenses of your shares.  Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.   Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

29

(4)
The Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Transfer Agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)	The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio for investment advisory services.
(7)
Under the Distribution Plans adopted for the Advisor Class A and Advisor Class C shares, each class may pay as compensation up to an annual rate of 0.50% and 0.75%, of the average daily net asset value of Advisor Class A and Advisor Class C shares, respectively, to the Distributor or other qualified recipients under the Plans.  However, during the year ended December 31, 2008, payments under the Plan for the Advisor Class A shares were limited to 0.25%.

(8)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.”  “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above. “Other Operating Expenses” also includes AFFE incurred by the Fund as a result of its investment in any money market fund or other investment company.  For the fiscal year ended December 31, 2008, the Fund incurred AFFE totaling less than 0.01% of the Fund’s average daily net assets.

(9)
As of March 1, 2008, the Investment Adviser to the Small Cap Opportunities Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.89% and 2.39% for Advisor Class A and Advisor Class C shares, respectively.  These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Advisor Class A and Advisor Class C shares of the Small Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Class A and Advisor Class C shares of the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Small Cap Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$794	$1,249	$1,730	$3,050
Advisor Class C	$257	$791	$1,350	$2,875

See “Description of Advisor Classes” on page 63.

THE MARKET OPPORTUNITIES FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Market Opportunities Fund is long-term growth of capital.

Principal Investment Strategies
The Market Opportunities Fund seeks to achieve its investment objective by investing all of its investable assets in the Market Opportunities Portfolio.  Under normal circumstances, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of U.S. and foreign companies involved in capital markets or related to capital markets, as well as companies involved in the gaming industry.  Capital market companies include companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses. The Market Opportunities Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Market Opportunities Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Market Opportunities Portfolio securities will be selected by the Investment Adviser from companies that are engaged in public exchanges, as well as derivative exchanges and companies that derive at least 20% of their revenue from such exchanges, or from the gaming industry.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Market Opportunities Portfolio’s investment criteria.  Such companies include, but are not limited to, the following:

30

»	Exchanges: Companies that are organized as public exchanges where debt and equity securities are traded, including derivative exchanges.

»	Financial Services: Companies that engage in financial service transactions relating to capital markets such as banking, credit cards and investment services.

»	Business Services: Companies that provide business-to-business products and services involving capital markets or the gaming industry.

»	Gaming: Companies engaged in casino entertainment, including casino resorts and other leisure activities.

Although the Market Opportunities Portfolio intends to focus its investments in the capital markets and gaming sectors, the Market Opportunities Portfolio may also purchase the securities of companies such as auction houses and payroll and other processing companies, that, due to the fixed costs of their operations, benefit from an increase in the volume of sales/transactions.

The Investment Adviser selects portfolio securities by evaluating a company’s balance sheets, corporate revenues, earnings and dividends.

The Market Opportunities Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Market Opportunities Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Market Opportunities Portfolio engages in a temporary defensive strategy, the Market Opportunities Portfolio and therefore, the Market Opportunities Fund, may not achieve its investment objective.

Fund Structure

The Market Opportunities Portfolio has an investment objective identical to that of the Market Opportunities Fund.  The Market Opportunities Fund may withdraw its investment from the Market Opportunities Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Market Opportunities Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Market Opportunities Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Market Opportunities Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Market Opportunities Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Market Opportunities Fund, and indirectly the Market Opportunities Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Market Opportunities Fund, Market Opportunities Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Market Opportunities Portfolio is likely to decline in value and you could lose money on your investment.

31

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Market Opportunities Portfolio’s and therefore, the Market Opportunities Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Sector/Industry Concentration Risks: To the extent that the Market Opportunities Portfolio focuses its investments in one or more sectors or industries, it may be subject to the risks affecting that sector or industry more than would a fund that invests in a wide variety of market sectors or industries.  For instance, companies in either the capital markets or gaming industries may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability of companies in those industries.

»
Small and Medium-Size Company Risks: The Market Opportunities Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Market Opportunities Portfolio’s assets.

»
Foreign Securities Risks: The Market Opportunities Portfolio may invest in foreign securities directly or through ADRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Market Opportunities Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio’s shares and therefore, the Market Opportunities Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Market Opportunities Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Market Opportunities Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Market Opportunities Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Market Opportunities Fund, nor can it assure you that the market value of your investment will not decline.

32

Performance of the Market Opportunities Fund

The bar chart and table shown below illustrate the variability of the Market Opportunities Fund’s returns.  Both assume that all dividends and distributions are reinvested in the Fund.  The bar chart indicates the risks of investing in the Market Opportunities Fund by showing the changes in the Market Opportunities Fund’s performance from year to year (on a calendar year basis).  The table shows how the Market Opportunities Fund’s average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.  The Market Opportunities Fund’s past performance, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund or the Market Opportunities Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year.  The returns for Advisor Class C shares were different than the figures shown because each Class of shares has different expenses.

The Market Opportunities Fund – Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart.  If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2007	Q3	11.91%
Worst Quarter:	2008	Q4	-27.26%

The after-tax returns for the Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for Advisor Class A shares only.  After-tax returns for Advisor Class C shares will differ.

Average Annual Total Returns as of 12/31/2008
	1 Year	Since Inception(1)
The Market Opportunities Fund (KMKAX) Advisor Class A
Return before taxes	-57.51%	-12.18%
Return after taxes on distributions	-57.53%	-12.21%
Return after taxes on distributions and sale of Fund shares(2)	-37.35%	-10.14%
S&P 500® Index(3)	-37.00%	-9.41%
NASDAQ Composite® Index(4)	-40.54%	-12.22%
The Market Opportunities Fund (KMKCX) Advisor Class C
Return before taxes	-55.13%	-27.14%
S&P 500® Index(3)	-37.00%	-20.82%
NASDAQ Composite® Index(4)	-40.54%	-21.76%

33

(1)
The Market Opportunities Fund’s Advisor Class A shares commenced operations on January 31, 2006 and Advisor Class C share commenced operations on February 16, 2007.  The returns for the two indices in this column have been calculated since the inception date of Advisor Class A shares and Advisor Class C shares, as applicable.

(2)
The “Return After taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general.  The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

(4)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Market Opportunities Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Market Opportunities Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%	2.00%
Exchange Fee(4)	None	None
Maximum Account Fee(5)	None	None

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A	Advisor Class C
Management Fees(6)	1.25%	1.25%
Distribution (Rule 12b-1) Fees(7)	0.50%	0.75%
Other Expenses(8)	0.58%	0.58%
Shareholder Servicing Fees 0.25%
Other Operating Expenses 0.33%
Total Annual Fund Operating Expenses(9)	2.33%	2.58%

(1)	This fee table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio.
(2)	You will be assessed a $15 fee for outgoing wire transfers, and a $25 fee for returned checks and stop payment orders by the Transfer Agent. Please note that these fees are subject to change.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A shares or Advisor Class C shares 30 days or less after you purchase them.   If this fee is imposed it will raise the expenses of your shares.   Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.   Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Fund’s Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Transfer Agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)
The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio for investment advisory services.

(7)
Under the Distribution Plans adopted for the Advisor Class A and Advisor Class C shares, each class may pay as compensation up to an annual rate of 0.50% and 0.75% of the average daily net asset value of Advisor Class A and Advisor Class C shares, respectively, to the Distributor or other qualified recipients under the Plans.  However, during the year ended December 31, 2008, payments under the Plan for the Advisor Class A shares were limited to 0.25%.

(8)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.”  “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above. “Other Operating Expenses” also includes AFFE incurred by the Fund as a result of its investment in any money market fund or other investment company.  For the fiscal year ended December 31, 2008, the Fund incurred AFFE totaling less than 0.01% of the Fund’s average daily net assets.

34

(9)
As of March 1, 2008, the Investment Adviser to the Market Opportunities Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.89% and 2.39% for Advisor Class A and Advisor Class C shares, respectively.  These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Advisor Class A and Advisor Class C shares of the Market Opportunities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Class A and Advisor Class C shares of the Market Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Market Opportunities Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Market Opportunities Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$798	$1,261	$1,749	$3,088
Advisor Class C	$261	$802	$1,370	$2,915

See “Description of Advisor Classes” on page 63.

THE WATER INFRASTRUCTURE FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Water Infrastructure Fund is long-term growth of capital.  The Water Infrastructure Fund seeks to obtain current income as a secondary objective.

Principal Investment Strategies
The Water Infrastructure Fund seeks to achieve its investment objective by investing all of its investable assets in the Water Infrastructure Portfolio.  Under normal circumstances, the Water Infrastructure Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, fixed-income securities such as bonds and debentures, and warrants, derivatives, and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs), of U.S. and foreign companies engaged in water infrastructure and natural resources with a specific water theme and related activities.  For purposes of this 80% policy, a company will be considered in the water infrastructure or natural resource industry if at least 50% of its revenues come from water-related activities or activities related to natural resources.  The Water Infrastructure Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

Under normal circumstances, the Water Infrastructure Portfolio will invest no more than 20% of its net assets in fixed income securities.  There are no limitations as to the maturities or credit ratings of the fixed income securities in which the Water Infrastructure Portfolio may invest; provided, however, that the Water Infrastructure Portfolio will invest no more than 10% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Water Infrastructure Portfolio aims to invest in securities issued by companies operating in the water infrastructure and natural resource sector globally.  The companies targeted in the water sector will include, but are not limited to, water production companies, water conditioning and desalination companies, water suppliers, water transport and distribution companies, companies specializing in the treatment of waste water, sewage and solid, liquid and chemical waste, companies operating sewage treatment plants and companies providing equipment, consulting and engineering services in connection with the above-described activities.  Companies targeted in the natural resource sector are those that are dependent on water usage in industries such as agriculture, timber, oil and gas service, hydroelectricity and alternative renewable energy.

35

There are no limitations on the amount that the Water Infrastructure Portfolio may invest or hold in any single issuer; however, the Portfolio currently intends to limit its investments at the time of purchase to 10% of the Water Infrastructure Portfolio’s assets in any single position.  The companies in which the Water Infrastructure Portfolio may invest may be large, medium or small in size if, in the Investment Adviser’s opinion, they meet the Water Infrastructure Portfolio’s investment criteria.

The Investment Adviser uses a value-based strategy in managing the Water Infrastructure Portfolio, which means that both equity and fixed income security purchase selections will be based primarily upon current relative valuation of company fundamentals, although the growth prospects of respective companies within the global water industry will also be considered.  When determining the intrinsic value of each potential company for the Water Infrastructure Portfolio, the Investment Adviser will primarily focus on traditional valuation metrics including, but not limited to, price to earnings, price to cash flow, book value, price to sales, return on equity, and return on invested capital.  In addition, the Investment Adviser will evaluate the estimated growth prospect for each company by evaluating such metrics as forward price to earnings, and will also use merger and acquisition metrics and sum of the parts valuation (break-up value or private market value) to better ascertain market and intrinsic valuation.

The Water Infrastructure Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Water Infrastructure Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Water Infrastructure Portfolio engages in a temporary defensive strategy, the Water Infrastructure Portfolio and therefore, the Water Infrastructure Fund, may not achieve its investment objective.

Fund Structure
The Water Infrastructure Portfolio has an investment objective identical to that of the Water Infrastructure Fund.  The Water Infrastructure Fund may withdraw its investment from the Water Infrastructure Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Water Infrastructure Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Water Infrastructure Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Water Infrastructure Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Water Infrastructure Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Water Infrastructure Fund, and indirectly the Water Infrastructure Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Water Infrastructure Fund, Water Infrastructure Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Water Infrastructure Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Water Infrastructure Portfolio’s and therefore, the Water Infrastructure Fund’s, investment objective.

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»
Liquidity Risks: The Water Infrastructure Portfolio’s investments in the securities of small and medium capitalization companies and in non-investment grade fixed income securities makes the Water Infrastructure Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments.  Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»
Small and Medium-Size Company Risks: The Water Infrastructure Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Water Infrastructure Portfolio’s assets.

»
Foreign Securities Risks: The Water Infrastructure Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Water Infrastructure Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Water Infrastructure Portfolio’s shares and therefore, the Water Infrastructure Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Water Infrastructure Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

»
Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Water Infrastructure Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Water Infrastructure Industry Specific Risks:  Adverse developments in the water industry may significantly affect the value of the shares of the Water Infrastructure Fund.  Companies involved in the water industry are subject to environmental considerations, changes in taxation and government regulation, price and supply fluctuations, changes in technology, competition and water conservation.  There can be no assurances that the regulatory environment will remain the same.  Unfavorable regulatory rulings, including structural changes to pricing and the competitive playing field, may affect the underlying companies’ ability to produce favorable returns.

»
Value Style Risks:  Over time, a value-based investment style may go in and out of favor, causing the Water Infrastructure Portfolio to sometimes under-perform other funds that use different investment styles, such as a growth-based investment style.

»
Derivatives Risks:  The Water Infrastructure Portfolio’s investments in options and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Water Infrastructure Portfolio.

37

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Water Infrastructure Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Water Infrastructure Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Natural Resources Investment Risks:  Investments in companies in natural resources industries can be significantly affected by (often rapid) changes in the supply of, or demand for, various natural resources.  These companies also may be affected by changes in energy prices, international political and economic developments, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

»
Management Risk:  There is no guarantee that the Water Infrastructure Fund will meet its investment objective. The Investment Adviser cannot guarantee the performance of the Water Infrastructure Fund, nor can it assure you that the market value of your investment will not decline.

Performance of the Water Infrastructure Fund

The bar chart and table shown below illustrate the variability of the Fund’s returns.  Both assume that all dividends and distributions are reinvested in the Water Infrastructure Fund.  The bar chart shows the Water Infrastructure Fund’s performance for the last calendar year.  The table shows how the Water Infrastructure Fund’s average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.  The Water Infrastructure Fund’s past performance, before and after taxes, is not necessarily an indication of how the Water Infrastructure Fund or the Water Infrastructure Portfolio will perform in the future.  The bar chart shows the performance of Advisor Class A shares for the last calendar year.  The return for Advisor Class C shares was different than the figure shown because each Class of shares has different expenses.

The Water Infrastructure Fund – Advisor Class A
Calendar Year Returns as of 12/31

38

Best Quarter:	2008	Q2	0.92%
Worst Quarter:	2008	Q3	-12.70%

The after-tax returns for the Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for Advisor Class A shares only.  After-tax returns for Advisor Class C shares will differ.

Average Annual Total Returns as of 12/31/2008
	1 Year	Since Inception(1)
The Water Infrastructure Fund (KWIAX) Advisor Class A
Return before taxes	-29.66%	-19.49%
Return after taxes on distributions	-29.66%	-19.59%
Return after taxes on distributions and sale of Fund shares(2)	-19.28%	-16.44%
S&P 500® Index(3)	-37.00%	-27.08%
NASDAQ Composite® Index(4)	-40.54%	-28.30%
The Water Infrastructure Fund (KWICX) Advisor Class C
Return before taxes	-25.79%	-16.69%
S&P 500® Index(3)	-37.00%	-27.08%
NASDAQ Composite® Index(4)	-40.54%	-28.30%

(1)
The Water Infrastructure Fund’s Advisor Class A and Advisor Class C shares commenced operations on June 29, 2007.  The returns for the two indices in this column have been calculated since the June 29, 2007 inception date of the Water Infrastructure Fund’s Advisor Class A shares and Advisor Class C shares.

(2)
The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.

(3)
The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general.  The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

(4)	The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Water Infrastructure Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Water Infrastructure Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)(3)	2.00%	2.00%
Exchange Fee(4)	None	None
Maximum Account Fee(5)	None	None

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Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A		Advisor Class C
Management Fees(6)	1.25%		1.25%
Distribution (Rule 12b-1) Fees(7)	0.50%		0.75%
Other Expenses(8)	0.98%		0.98%
Shareholder Servicing Fees 0.25%		0.25%
Other Operating Expenses 0.70%		0.70%
Acquired Fund Fees and Expenses(9) 0.03%		0.03%
Total Annual Fund Operating Expenses(10)	2.73%		2.98%

(1)	This fee table and the example below reflect the aggregate expenses of the Water Infrastructure Fund and the Water Infrastructure Portfolio.
(2)	You will be assessed a $15 fee for outgoing wire transfers, and a $25 fee for returned checks and stop payment orders by the Transfer Agent. Please note that these fees are subject to change.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A shares or Advisor Class C shares 30 days or less after you purchase them.   If this fee is imposed it will raise the expenses of your shares.   Such fees, when imposed, are credited directly to the assets of the Fund to help defray any potential expenses to the Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.   Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Transfer Agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)
The management fees paid by the Water Infrastructure Fund reflect the proportionate share of fees allocated to the Water Infrastructure Fund from the Water Infrastructure Portfolio for investment advisory services.

(7)
Under the Distribution Plans adopted for the Advisor Class A and Advisor Class C shares, each class may pay as compensation up to an annual rate of 0.50% and 0.75% of the average daily net asset value of Advisor Class A and Advisor Class C shares, respectively, to the Distributor or other qualified recipients under the Plans.  However, during the year ended December 31, 2008, payments under the Plan for the Advisor Class A shares were limited to 0.25%.

(8)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses”.  “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above.

(9)
AFFE represents the pro rata expenses indirectly incurred by the Fund as a result of investing its cash in unaffiliated money market funds that have their own expenses.  Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus which reflects the Fund’s operating expenses and does not include AFFE.  Without AFFE, the Fund’s Total Annual Fund Operating Expenses would have been 2.70% and 2.95% for the Advisor Class A and Advisor Class C shares, respectively.

(10)
As of March 1, 2008, the Investment Adviser to the Water Infrastructure Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.89% and 2.39% for Advisor Class A and Advisor Class C shares, respectively.  These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Advisor Class A and Advisor Class C shares of the Water Infrastructure Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Advisor Class A and Advisor Class C shares of the Water Infrastructure Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Water Infrastructure Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Water Infrastructure Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$835	$1,374	$1,937	$3,460
Advisor Class C	$301	$921	$1,567	$3,299

See “Description of Advisor Classes” on page 63.

40

THE MULTI-DISCIPLINARY FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Multi-Disciplinary Fund is total return.  This investment objective is non-fundamental, which means that the Board of Directors may change the investment objective without shareholder approval.

Principal Investment Strategies
The Multi-Disciplinary Fund seeks to achieve its investment objective of total return by investing all of its investable assets in the Multi-Disciplinary Portfolio. “Total Return” sought by the Multi-Disciplinary Portfolio consists of income earned on the Multi-Disciplinary Portfolio’s investments, plus capital appreciation, if any. The Multi-Disciplinary Portfolio utilizes a two-part investment strategy, which includes fixed-income and derivatives components.  Under normal circumstances, the Multi-Disciplinary Portfolio will invest at least 65% of its net assets in fixed-income securities and derivatives.

There is no limit on the amount of assets the Multi-Disciplinary Portfolio may invest in fixed-income securities.  For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers.  Corporate bonds held by the Multi-Disciplinary Portfolio generally are senior secured or senior unsecured, are of investment grade quality, and have durations of 0-5 years.  However, there is no limit as to the maturities or credit ratings associated with such bonds.  The Multi-Disciplinary Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries.  The Multi-Disciplinary Portfolio may invest up to 5% of its total assets in junk bonds, including defaulted bonds. The Multi-Disciplinary Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

The Multi-Disciplinary Portfolio may invest up to 90% of its net assets in selling equity put options.  The Multi-Disciplinary Portfolio may also invest more than 5% in U.S. Treasury note futures; selling or buying equity calls, bond calls, and bond put options; and credit default swaps, as well as other derivatives, to manage risk or to enhance return.  The Multi-Disciplinary Portfolio will not invest more than 15% of its net assets in instruments that are not deemed liquid.  In connection with the Multi-Disciplinary Portfolio’s positions in derivatives, the Multi-Disciplinary Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable Securities and Exchange Commission (“SEC”) requirements.

The Multi-Disciplinary Portfolio’s option strategy component focuses on the use of options on companies that the Investment Adviser believes have unique business attributes and/or long-term unique fundamental business characteristics.  The companies considered by the Investment Adviser for various option strategies undergo a fundamental analysis review by the Investment Adviser’s research team, including but not limited to valuation, credit analysis, and earnings quality.

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold.  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, currency or other instrument at the exercise price.  A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

The put options that the Multi-Disciplinary Portfolio writes (sells) on specific underlying equity securities are generally traded on a national securities exchange.  They provide a specific date on which the holder may exercise its rights under the options, and are commonly referred to as “European-style” options.  By writing put options, the Multi-Disciplinary Portfolio receives income in the form of cash premiums from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Multi-Disciplinary Portfolio.  The Multi-Disciplinary Portfolio is not expected to make a cash payment if the prevailing market value of the underlying equity securities on an expiration date exceeds the strike price of the put option that the Multi-Disciplinary Portfolio has written.

41

The Multi-Disciplinary Portfolio may hold equity securities in limited circumstances.  For example, a position will result if put options are exercised against the Multi-Disciplinary Portfolio, in connection with a corporate restructuring of an issuer or convertible securities. However, the Multi-Disciplinary Portfolio will not invest directly in equity securities.

There are no limitations on the amount that the Multi-Disciplinary Portfolio may invest or hold in any single issuer; however, the Multi-Disciplinary Portfolio currently intends to limit its investments at the time of purchase to 10% of the Multi-Disciplinary Portfolio’s assets in any single position.

The Investment Adviser uses a bottom-up approach in managing the Multi-Disciplinary Fund, which means that the focus is on the analysis of individual securities.  By engaging in quantitative and qualitative analysis of individual securities, the Investment Adviser examines a company’s current relative valuation and earning potential and assesses the company’s competitive positioning.

The Investment Adviser may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. The Investment Adviser may actively trade Multi-Disciplinary Portfolio securities.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Multi-Disciplinary Portfolio may invest up to 100% of its assets in high quality, U.S. short-term debt securities and money market instruments. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.  To the extent that the Multi-Disciplinary Portfolio engages in a temporary defensive strategy, the Multi-Disciplinary Portfolio and, therefore, the Multi-Disciplinary Fund, may not achieve its investment objective.

Fund Structure
The Multi-Disciplinary Portfolio has an investment objective identical to that of the Multi-Disciplinary Fund.  The Multi-Disciplinary Fund may withdraw its investment from the Multi-Disciplinary Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Multi-Disciplinary Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Multi-Disciplinary Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Multi-Disciplinary Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Multi-Disciplinary Fund’s assets directly.

Principal Risks of Investment
The Multi-Disciplinary Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.  The principal risks of investing in the Multi-Disciplinary Fund, and indirectly the Multi-Disciplinary Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Multi-Disciplinary Fund, Multi-Disciplinary Portfolio and your investment.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Derivatives Risks:  The Multi-Disciplinary Portfolio’s investments in futures, options and swaps and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Multi-Disciplinary Portfolio.  To the extent the Multi-Disciplinary Portfolio segregates assets to cover derivatives positions, the Multi-Disciplinary Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Multi-Disciplinary Portfolio properly in a manner consistent with its stated investment.

42

»
Option Transaction Risks:  Purchasing and writing put and call options and, in particular, writing “uncovered” options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By writing put options on equity securities, the Multi-Disciplinary Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Multi-Disciplinary Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Interest Rate Risk:  The risk that when interest rates increase, fixed-income securities held by the Multi-Disciplinary Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

»
Credit/Default Risk:  The risk that an issuer or guarantor of fixed-income securities held by the Multi-Disciplinary Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

»
Security Selection Risks: The Multi-Disciplinary Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Multi-Disciplinary Portfolio’s and, therefore, the Multi-Disciplinary Fund’s, investment objective.

»
Liquidity Risks: The Multi-Disciplinary Portfolio’s investments in the securities of small and medium capitalization companies and in non-investment grade fixed-income securities makes the Multi-Disciplinary Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

»
Foreign Securities Risks: The Multi-Disciplinary Portfolio may invest directly in foreign debt securities or in U.S. dollar-denominated foreign debt securities through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign debt securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
Non-Diversification Risks: As a non-diversified investment company, the Multi-Disciplinary Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Multi-Disciplinary Portfolio’s shares and therefore, the Multi-Disciplinary Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Management Risk:  There is no guarantee that the Multi-Disciplinary Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Multi-Disciplinary Fund, nor can it assure you that the market value of your investment will not decline.

43

Performance of the Multi-Disciplinary Fund

The Multi-Disciplinary Fund commenced operations on February 11, 2008.  The bar chart and performance table have been omitted for the Multi-Disciplinary Fund because it does not have annual returns for at least one full calendar year prior to the date of this Prospectus.

Fees and Expenses of the Multi-Disciplinary Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Multi-Disciplinary Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)(3)	2.00%	2.00%
Exchange Fee(4)	None	None
Maximum Account Fee(5)	None	None

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A		Advisor Class C
Management Fees(6)	1.25%		1.25%
Distribution (Rule 12b-1) Fees (7)	0.50%		0.75%
Other Expenses(8)	16.34%		16.34%
Shareholder Servicing Fees 0.25%		0.25%
Other Operating Expenses 16.09%		16.09%
Total Annual Fund Operating Expenses(9)	18.09%		18.34%

(1)	This fee table and the example below reflect the aggregate expenses of the Multi-Disciplinary Fund and the Multi-Disciplinary Portfolio.
(2)	You will be assessed a $15 fee for outgoing wire transfers, and a $25 fee for returned checks and stop payment orders by the Transfer Agent. Please note that these fees are subject to change.
(3)
You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A shares or Advisor Class C shares 30 days or less after you purchase them.   If this fee is imposed it will raise the expenses of your shares.   Such fees, when imposed, are credited directly to the assets of the Multi-Disciplinary Fund to help defray any potential expenses to the Fund from short-term trading activities.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.   Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4)
The Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Transfer Agent does not charge a transaction fee for written exchange requests.

(5)	IRA accounts are assessed a $15.00 annual fee.
(6)
The management fees paid by the Multi-Disciplinary Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Fund from the Multi-Disciplinary Portfolio for investment advisory services.

(7)
Under the Distribution Plans adopted for the Advisor Class A and Advisor Class C shares, each class may pay as compensation up to an annual rate of 0.50% and 0.75% of the average daily net asset value of Advisor Class A and Advisor Class C shares, respectively, to the Distributor or other qualified recipients under the Plans.  However, during the year ended December 31, 2008, payments under the Plan for the Advisor Class A shares were limited to 0.25%.

(8)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses”.  “Other Operating Expenses” include administration fees, transfer agency fees, and all other ordinary operating expenses not listed above.  “Other Operating Expenses” also includes AFFE incurred by the Fund as a result of its investment in any money market fund or other investment company.  For the fiscal year ended December 31, 2008, the Fund incurred AFFE totaling less than 0.01% of the Fund’s average daily net assets.

(9)
Since inception, the Investment Adviser to the Multi-Disciplinary Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.74% and 2.24% for Advisor Class A and Advisor Class C shares, respectively.  These waivers and reimbursements may be discontinued at any time.

44

Example

This Example is intended to help you compare the cost of investing in the Advisor Class A and Advisor Class C of the Multi-Disciplinary Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Advisor Class A and Advisor Class C of the Multi-Disciplinary Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Multi-Disciplinary Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Multi-Disciplinary Fund would be:

	1 Year	3 Years	5-Years	10-Years
Advisor Class A	$2,168	$4,757	$6,712	$9,755
Advisor Class C	$1,712	$4,480	$6,560	$9,766

See “Description of Advisor Classes” on page 63.

MAIN RISKS OF INVESTING IN EACH OF THE FUNDS

The principal risks of investing in each Fund are described previously in this Prospectus.  This section provides more detail about some of those risks, along with information on additional types of risks that may apply to the Funds.

Investing in Mutual Funds—All Funds
All mutual funds carry risks that may cause you to lose money on your investment in one or more of the Funds.  In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in a Fund are substantially identical to the risks associated with a Fund’s investment in a Portfolio.  The following describes the primary risks to each Fund that invests in its corresponding Portfolio due to each Portfolio’s specific investment objective and strategies.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund or its corresponding Portfolio can give any assurance that its investment objective will be achieved.

Market Risk—All Funds
The NAV of each Portfolio will fluctuate based on changes in the value of its underlying portfolio.  The stock market is generally susceptible to volatile fluctuations in market price.  Market prices of securities in which each Portfolio invests may be adversely affected by an issuer’s having experienced losses or lack of earnings, or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer.  The value of the securities held by each Portfolio is also subject to the risk that a specific segment of the stock market may not perform as well as the overall market.  Under any of these circumstances, the value of each Portfolio’s shares and total return will fluctuate, and your investment in the corresponding Fund may be worth more or less than your original cost when you redeem your shares.

Portfolio Turnover Risk—All Funds
Under certain circumstances a Portfolio may take advantage of short-term trading opportunities without regard to the length of time its securities have been held.  This strategy often calls for frequent trading of a Portfolio’s securities in order to take advantage of anticipated changes in market conditions.  Frequent trading by the Portfolio could increase the rate of its portfolio turnover, which would involve correspondingly greater expenses.  Such expenses may include brokerage commissions or dealer mark-ups/mark-downs, as well as other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to shareholders.  If a Portfolio realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions.  The trading costs and tax effects associated with such portfolio turnover may adversely affect Portfolio performance under these circumstances, and large movements of assets into and out of a Portfolio may negatively impact such Portfolio’s ability to achieve its investment objective or maintain its current level of operating expenses.

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Internet Industry Specific Risks—The Internet Fund
The value of the Internet Portfolio’s shares will be susceptible to factors affecting the Internet, such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry.  Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries.  Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies.  These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence.  The occurrence of any of these factors, individually or collectively, may adversely affect the value of the Internet Portfolio’s shares and your investment in the Internet Fund.

Medical Research Industry Specific Risks—The Medical Fund
Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries.  Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances.  Medical research and development is also subject to strict regulatory scrutiny and ongoing legislative action.

Industry Specific Risks–The Water Infrastructure Fund
To the extent that the Water Infrastructure Portfolio focuses its investments in one or more sectors or industries, it may be subject to the risks affecting that sector or industry more than would a fund that invests in a wide variety of market sectors or industries.  For instance, companies involved in the water industry may be located in societies (i.e., countries or geographic areas) that are suffering from water stress or scarcity and which do not possess healthy financial markets for business.  These societies may not provide a stable environment for companies to operate.  As such, companies located in these societies must manage both business risk and reputational risk.  Additional risks of concentrating in the water industry include environmental considerations, taxes, government regulation, price and supply fluctuations, competition and water conservation.

Securities Lending—All Funds
Each Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted).  Cash collateral may be invested by a Portfolio in short-term investments, including repurchase agreements and Rule 2a-7 money market funds.  Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations.  These transactions involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral.  In the event that the original seller defaults on its obligation to repurchase, a Portfolio will seek to sell the collateral, which could involve costs or delays.  To the extent proceeds from the sale of collateral are less than the repurchase price, each Portfolio would suffer a loss if forced to sell such collateral in this manner.  In addition, invested collateral will be subject to market depreciation or appreciation, and a Portfolio will be responsible for any loss that might result from its investment of the collateral.

Non-Diversification—All Funds
Each Portfolio is a non-diversified fund and therefore may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments.

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Investment in Small and Medium-Size Companies—All Funds except the Multi-Disciplinary Fund
Each Portfolio (other than the Multi-Disciplinary Portfolio) may invest in small or medium-size companies.  Accordingly, a Portfolio may be subject to the additional risks associated with investment in companies with small or medium-size capital structures (generally a market capitalization of $5 billion or less).  The market prices of the securities of such companies tend to be more volatile than those of larger companies.  Further, these securities tend to trade at a lower volume than those of larger, more established companies.  If a Portfolio is heavily invested in these securities and the value of these securities suddenly declines, the NAV of that Portfolio and your investment in the corresponding Fund will be more susceptible to significant losses.

Foreign Securities—All Funds
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments.  However, foreign securities may be substantially riskier than U.S. investments.  The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position.  Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade.  These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.  A Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances.  Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and companies may be subject to limitation.  Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid.  Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries.  Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Portfolio Borrowing—All Funds
Each Portfolio may leverage its assets, subject to the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), to fund investment activities or to achieve higher returns.  Each Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests.  To reduce its indebtedness, a Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so.  In addition, interest paid by a Portfolio on borrowed funds would decrease the net earnings of both that Portfolio and your investment in the corresponding Fund.

Derivatives Risk—All Funds
Each Portfolio may invest in derivatives such as options.  The successful use of these investment practices depends on the Investment Adviser’s ability to forecast stock price movements correctly.  Should stock prices move unexpectedly, a Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used.  Unlike many exchange-traded options, there are no daily price fluctuation limits for certain options, and adverse market movements could therefore continue for an unlimited extent over a period of time.  In addition, the correlation between movements in the prices of options and movements in the prices of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

A Portfolio’s ability to dispose of its positions in options, depends on the availability of liquid markets in such instruments.  Markets in options with respect to a number of types of securities are relatively new and still developing.  It is impossible to predict the amount of trading interest that may exist in various types of options.  If a secondary market does not exist for an option purchased or written by a Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by a Portfolio would have to be exercised in order for the Portfolio to realize any profit and (2) a Portfolio may not be able to sell portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security, upon exercise. Therefore, no assurance can be given that the Portfolios will be able to utilize these instruments effectively.  In addition, a Portfolio's ability to engage in options transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.

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Investing in Investment Grade Debt Securities and Below Investment Grade Debt Securities—All Funds
Investments in debt securities pose different risks than investments in equity securities.  The value of fixed income securities generally will fall if interest rates rise.  The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions.  These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations.  Fixed income securities having longer maturities involve greater risk of fluctuations in value.

Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.  These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Exchange-Traded Funds (ETFs) – All Funds
Each Portfolio may invest up to 5% of its assets in ETFs. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, a Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

Other Investment Companies – All Funds
Each Portfolio may invest up to 10% of its total assets in the securities of other investment companies not affiliated with the Investment Adviser, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company. Among other things, the Portfolios may invest in money market mutual funds for cash management purposes by “sweeping” excess cash balances into such funds until the cash is invested or otherwise utilized. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Portfolio.

Credit Default Swap Agreements–The Multi-Disciplinary Portfolio
The Multi-Disciplinary Portfolio may enter into credit default swaps. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. The Multi-Disciplinary Portfolio may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified issuer. The Multi-Disciplinary Portfolio may enter into credit default swaps, both directly (“unfunded swaps”) and indirectly (“funded swaps”) in the form of a swap embedded within a structured note, to protect against the risk that a seller will default, with large well-known Wall Street firms or other firms that pass the Investment Adviser’s credit review. Unfunded and funded credit default swaps may refer to a single security or a basket of securities.  The Multi-Disciplinary Portfolio may engage in credit default swap transactions for the purpose of hedging the Portfolio against anticipated market trends or to enhance the value of the Portfolio through the anticipated capital appreciation of the swap investment.  In no event will the Multi-Disciplinary Portfolio’s use of credit default swaps exceed the Portfolio’s limits as it relates to leverage or directional exposure.

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If the Multi-Disciplinary Portfolio buys credit protection using a credit default swap and a credit event occurs, the Portfolio will deliver the defaulted bonds underlying the swap and the swap counterparty will pay the par amount of the bonds. If the Multi-Disciplinary Portfolio sells credit protection using a credit default swap and a credit event occurs, the Portfolio will pay the par amount of the defaulted bonds underlying the swap and the swap counterparty will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bonds, and the fixed payments are then made on the reduced notional amount. If the Multi-Disciplinary Portfolio buys protection on a corporate issue, the Portfolio must own that corporate issue. However, if the Multi-Disciplinary Portfolio buys protection on sovereign debt, the Portfolio may own either: (i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that the Investment Adviser determines is closely correlated as an inexact bona fide hedge.

Risks of credit default swaps include counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that the Multi-Disciplinary Portfolio will not properly assess the cost of the instrument based on the lack of transparency in the market. If the Multi-Disciplinary Portfolio is selling credit protection, there is a risk that a credit event will occur and that the Portfolio will have to pay par value on defaulted bonds. If the Multi-Disciplinary Portfolio is buying credit protection, there is a risk that no credit event will occur and the Portfolio will receive no benefit for the premium paid. In addition, if the Multi-Disciplinary Portfolio is buying credit protection and a credit event does occur, there is a risk when the Portfolio does not own the underlying security, that the Portfolio will have difficulty acquiring the bond on the open market and may receive adverse pricing.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).  The use of credit default swaps may be limited by the Portfolio’s limitations on illiquid investments.

Other Swap Transactions (Interest Rate, Total Rate of Return, and Currency)–The Multi-Disciplinary Portfolio
The Multi-Disciplinary Portfolio may enter into swap transactions and transactions involving interest rate floors, caps and collars for hedging purposes or to seek to increase total return. These instruments are privately negotiated over-the-counter derivative products. A great deal of flexibility is possible in the way these instruments are structured.  Interest rate swaps involve the exchange by the Multi-Disciplinary Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.  The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. An interest rate collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. The Multi-Disciplinary Portfolio also may enter into currency swaps, which involve the exchange of the rights of the Portfolio and another party to make or receive payments in specific currencies.

Some transactions, such as interest rate swaps and total rate of return swaps, are entered into on a net basis, i.e., the two payment streams are netted out, with the Multi-Disciplinary Portfolio receiving or paying, as the case may be, only the net amount of the two payments.  If the other party to such a transaction defaults, the Multi-Disciplinary Portfolio’s risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any.  In contrast, other transactions involve the payment of the gross amount owed.  For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by the Multi-Disciplinary Portfolio under a swap or an interest rate floor, cap or collar is covered by segregated cash or liquid assets, the Portfolio and the Investment Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio’s borrowing restrictions.

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The Multi-Disciplinary Portfolio will not enter into a total rate of return, currency or interest rate swap or interest rate floor, cap or collar transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P or Fitch, or A or Prime-1 or better by Moody’s or a comparable rating from another organization that is recognized as an NRSRO or, if unrated by such rating organization, is determined to be of comparable quality by the Investment Adviser.  If there is a default by the other party to such transaction, the Multi-Disciplinary Portfolio will have contractual remedies pursuant to the agreements related to the transaction.  The use of interest rate, total rate of return, and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecast of market values, interest rates and currency exchange rates, the investment performance of the Multi-Disciplinary Portfolio would be less favorable than it would have been if this investment technique were not used.  To the extent swap transactions are not deemed liquid, swap transactions are limited to 15% of total assets (together with other illiquid securities).

Portfolio Holdings Information
A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ SAI. Currently, disclosure of the Portfolios’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q (first and third quarters).  The Annual and Semi-Annual Reports are available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-930-3828. In addition, the Company may publish on its webpage (www.kineticsfunds.com) month-end (a) top fifteen portfolio holdings of each Portfolio and the percentage that each holding represents of the Portfolio’s total holdings, and (b) top five performing and bottom five performing portfolio holdings of each Portfolio, in each case no earlier than twenty calendar days after the end of each calendar month.  This information will be available on the website until the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC or until the next month in which portfolio holdings are posted in accordance with the above policy.

Management of the Funds in the Portfolios

Investment Adviser
Each Portfolio’s investment adviser is Kinetics Asset Management, Inc. (“Investment Adviser”), 555 Taxter Road, Suite 175, Elmsford, New York 10523.  Founded in 1996, the Investment Adviser provides investment advisory services to a family of nine mutual funds with discretionary management authority over approximately $4.671 billion in assets as of December 31, 2008.  The Investment Adviser conducts investment research and supervision for each Portfolio and is responsible for the purchase and sale of securities for each Portfolio.  The Investment Adviser is entitled to receive an annual fee from each Portfolio for its services of 1.25% of each Portfolio’s average daily net assets.  However, as a result of fee waivers for certain Funds, the advisory fees paid to the Investment Adviser for the fiscal year ended December 31, 2008 were as follows:

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Advisory Fees (as a percentage of average net assets)
Internet Portfolio	1.13%
Global Portfolio	0.00%
Paradigm Portfolio	1.20%
Medical Portfolio	0.39%
Small Cap Opportunities Portfolio	1.12%
Market Opportunities Portfolio	1.09%
Water Infrastructure Portfolio	0.69%
Multi-Disciplinary Portfolio(1)	0.00%
(1)	The Multi-Disciplinary Portfolio commenced operations on February 11, 2008.

The Investment Adviser has entered into a Research Agreement with Horizon Asset Management, Inc. (“Horizon”), a New York based investment management and research firm, and is responsible for the payment of all fees owing to Horizon.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement for each Portfolio (other than the Multi-Disciplinary Portfolio) is available in the Company’s semi-annual report to shareholders for the period ended June 30, 2008.  A discussion regarding the basis of the Board’s approval of the investment advisory agreement for the Multi-Disciplinary Portfolio is available in the Company’s annual report to shareholders for the period ended December 31, 2007.

Kinetics, as the Investment Adviser to each Portfolio, is engaged in a broad range of portfolio management, portfolio advisory and other business activities.  Its services are not exclusive to the applicable Portfolios and nothing prevents it, or any affiliates, from providing similar services to other investment funds and other clients (whether or not their investment objectives, strategies, or criteria are similar to those of a Portfolio) or from engaging in other activities.

Members of the Investment Team
Peter B. Doyle is the Chief Investment Strategist for the Portfolios and generally oversees the management of the Portfolios through an investment team.  The following persons are members of the team:  Peter B. Doyle, Bruce P. Abel, Paul Mampilly, Steven Tuen and Murray Stahl. Each person’s role varies from Portfolio to Portfolio.  The person(s) identified as the lead portfolio manager(s) of a particular Portfolio is (are) responsible for the Portfolio’s day-to-day management.

The lead portfolio manager for the Internet Portfolio is Mr. Doyle, Chairman of the Board and President of the Company.  He has been managing the Portfolio since June 1999.  In early 1996, Mr. Doyle co-founded the Investment Adviser and he also co-founded and currently serves as a Managing Director of Horizon.  Each other team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle.

The lead co-portfolio managers for the Global Portfolio are Mr. Tuen and Mr. Mampilly.  They are responsible for the Global Portfolio’s day-to-day management.  Mr. Tuen joined the Investment Adviser in 1999.  He has been managing the Global Portfolio since its inception.  Since 1996, Mr. Tuen has also served as an analyst in the Horizon Research Group and a portfolio manager at Horizon.  Mr. Mampilly joined the Investment Adviser in 2006 and has over sixteen years experience as an investment professional.  He has been managing the Global Portfolio since March 2008.  Prior to joining Kinetics, Mr. Mampilly founded The Capuchin Group, distributor of a behavioral financial newsletter, for which he acted as author, editor and publisher from October 2003 through July 2006.  From January 2002 through May 2003, Mr. Mampilly held employment with ING Funds as a senior research analyst and healthcare group head, responsible for managing a team of analysts covering healthcare related companies of all market capitalizations.  Each team member serves as a research analyst. While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Tuen and Mr. Mampilly.

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The lead co-portfolio managers of the Paradigm Portfolio are Mr. Doyle and Mr. Stahl, who have been managing the Portfolio since its inception, and Mr. Mampilly, who has been part of the team since 2006.  Mr. Stahl has served as Director of Research since 2000.  Since 1994, Mr. Stahl has held the position Chairman and Chief Investment Officer of Horizon.  Each team member serves as a research analyst.  Mr. Mampilly provides substantial input on research, stock selection and portfolio composition.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle, Mr. Stahl and Mr. Mampilly.

The lead portfolio manager for the Medical Portfolio is Mr. Abel, who joined the Investment Adviser in 1999 as a portfolio manager.  He has been managing the Portfolio since its inception.  Mr. Abel’s primary duties include research and analysis of developing scientific technologies and innovations in the medical, bio-technical and pharmaceutical industries specific to cancer research and treatment.  Each team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Abel.

The lead co-portfolio managers of the Small Cap Portfolio are Mr. Doyle and Mr. Stahl, who have been managing the Portfolio since October 2002, and Mr. Mampilly, who has been part of the team since 2006.  Each team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle, Mr. Mampilly and Mr. Stahl.

The lead co-portfolio managers of the Market Opportunities Portfolio are Mr. Doyle and Mr. Stahl, who have been managing the Portfolio since its inception, and Mr. Mampilly, who has been part of the team since 2006.  Each team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle, Mr. Mampilly, and Mr. Stahl.

The lead co-portfolio managers of the Multi-Disciplinary Portfolio are Mr. Doyle and Mr. Stahl, who have been managing the Portfolio since its inception.  Each team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Stahl.

The lead portfolio manager of the Water Infrastructure Portfolio is William S. Brennan, who is responsible for the day-to-day management of the Water Infrastructure Portfolio.  Mr. Brennan has served as the lead portfolio manager of the Water Infrastructure Portfolio since its inception.  He joined the Investment Adviser in 2008 as a portfolio manager.  He is an Adjunct Professor in the Graduate MBA program at Villanova University School of Business and an Adjunct Finance Professor at Cabrini College. Mr. Brennan was formerly President and Managing Partner of Aqua Terra Asset Management, LLC, a subsidiary of Boenning & Scattergood and the Water Infrastructure Portfolio’s former sub-adviser, from its inception in 2006 until 2008. From 2004 to 2006, Mr. Brennan served as managing director, Director of Equities at Boenning & Scattergood.  Prior to that, he served as Director, Institutional Sales at Avondale Partners from 2002 to 2004.  From 1999 to 2006, Mr. Brennan served as a strategy and portfolio advisor to a private hedge fund that invests in the domestic and international water sectors.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

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Valuation of Fund Shares

Shares of each Class of each Fund are sold at NAV per share plus any applicable sales charge (see “Description of Advisor Classes”).  The NAVs are determined by each Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business.  Purchase and redemption requests are priced at the next NAV per share calculated after receipt and acceptance of a completed purchase or redemption request.  The NAV for each Class of shares of each Fund is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities attributable to that Class, by the number of shares outstanding of that Class.  The NAV for a Class of shares of a Fund takes into account the expenses and fees of that Class, including management, administration, distribution and shareholder servicing fees, which are accrued daily.  The NAV of each Portfolio is calculated at the same time and in generally the same manner (i.e., assets-liabilities/ # of shares = NAV per share) as those of each corresponding Fund’s Classes.

Each Portfolio’s equity securities are valued each day at the last quoted market sale price on the securities’ principal exchange.  If there is no sales price, a security is valued at the last reported bid price.  Securities listed on the Nasdaq Stock Market, Inc., however, are valued using the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported bid price.  If market quotations are not readily available or if events occur that may significantly affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the Exchange, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees.  Situations involving significant events include, but are not limited to, those where: a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time.  In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before the Portfolio prices its shares.  See “Trading in Foreign Securities.”  Each Portfolio may use independent pricing services to assist in calculating the NAV per share of such Portfolio.

Futures contracts listed for trading on a securities exchange or board of trade shall be valued at the last quoted sales price or, in the absence of a sale, at the last bid (for long positions) and ask (for short positions) prices. Exchange traded options are valued at the last reported sale price on an exchange on which the option is traded.  If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used.  Non-exchange traded options also will be valued at the mean between the last bid and asked quotations.  Securities which have no public market and all other assets of a Portfolio are considered at such value as the Investment Adviser may determine in good faith, in accordance with a Portfolio’s valuation procedures as approved by the Board of Trustees.

A Portfolio’s debt obligations that are investment grade and that have 60 days or less remaining until maturity are valued at amortized cost.  Debt obligations (including convertible debt securities) (a) that are not investment grade or (b) that are investment grade and have more than 60 days remaining until maturity at purchase, will be valued as follows: Exchange-listed debt securities are valued at the last quoted sale price on the primary exchange on the valuation date.  If there are no sales on that day, the debt security is generally valued at the mean of the current bid and asked prices.  Non-exchange-listed debt securities and other securities which, in the judgment of the Investment Adviser, do not properly represent the value of a security will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees.

Fair valuation of securities introduces an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Investment Adviser  compares the new market quotation to the fair value price to evaluate the effectiveness of the Portfolios’ fair valuation procedures.

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Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed.  In computing the NAV per share of each Fund and each corresponding Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the Exchange, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources.  In the absence of sales, the last available mean price between the closing bid and asked prices will be used.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.  Values of foreign securities are translated from the local currency into U.S. dollars on the basis of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the Exchange.  Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events would not be reflected in the computation of a Portfolio’s NAV.  If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

How to Purchase Shares

In General
Shares of each Fund are sold at NAV, subject to the applicable sales charge, and will be credited to a shareholder’s account at the NAV per share next computed after an order and payment is received.  The minimum initial investment for both regular accounts and individual retirement accounts is $2,500 ($2,000 for Coverdell Education Savings Accounts).  The minimum subsequent investment for all types of accounts (including Coverdell Education Savings Accounts) is $100.  The Company reserves the right to vary or waive any minimum investment requirement.  Each Fund reserves the right to reject any purchase order if, in its opinion, it is in a Fund's best interest to do so.  A service fee of $25 will be deducted from a shareholder’s Fund account for any purchases that do not clear.  Your order will not be accepted until the completed New Account Application is received by the Funds or their Transfer Agent.

Investing by Telephone
If you have completed the Telephone and Internet Option – Purchase (EFT) Authorization section of the Advisor Class New Account Application (the “Application”), you may purchase additional shares by telephoning a Fund toll free at 1-800-930-3828.  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  Your purchase will take place at the NAV per share plus any applicable sales charge determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern Time. During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  Once a telephone transaction has been placed, it cannot be canceled or modified.

The minimum telephone purchase is $100.  You may not make your initial purchase of a Fund’s shares by telephone.

Automatic Investment Plan
Once an account has been established, you may purchase shares of a Fund through an Automatic Investment Plan (“AIP”).  You can have money automatically transferred from your checking, savings or bank money market account on a monthly basis.  In order to participate in the AIP, each purchase must be in the amount of $100 or more.

To be eligible for the AIP, your bank must be a domestic institution that is an ACH member.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  To begin participating in the AIP, please complete the AIP section on the Application or call the Transfer Agent at 1-800-930-3828.  The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.  Any request to change or terminate your AIP should be submitted to the Transfer Agent 5 days prior to the desired effective date of such change or termination.  The Funds may modify or terminate the AIP at any time.

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Purchase By Mail
To purchase a Fund’s shares by mail, simply complete and sign the enclosed Application and mail it, along with a check made payable to [NAME OF FUND], c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

All purchases by check must be in U.S. dollars drawn on a bank located within the United States.  The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

Purchase By Wire
To open an account by wire, a completed Application is required before your wire can be accepted.  You can mail or overnight deliver your Application to the Transfer Agent at the above address.  Upon receipt of your completed Application, an account will be established for you.  You will need to provide the assigned account number to your bank when instructing it to wire the funds.  Your bank must include along with the wire the name of the Fund, the account number and your name so that monies can be correctly applied.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the applicable Fund that the wire is coming.  The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system.  Please use the following wiring instructions:

Wire to:                          U.S. Bank, N.A.
»	ABA Number: 075000022

»	Credit: U.S. Bancorp Fund Services, LLC

»	Account: 112-952-137

»	Further Credit: Kinetics Mutual Funds, Inc.

[NAME OF FUND]
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100).  To purchase by mail, submit your check with the remittance form attached to your individual account statement.  To purchase by telephone, call 1-800-930-3828 prior to 4:00 p. m. Eastern Time to place your order.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming.  All purchase requests must include your shareholder account number.

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Individual Retirement Accounts
You may invest in any Fund by establishing a tax-sheltered IRA.  Each Fund offers Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, and Coverdell Education Savings Accounts.  For additional information on IRA options, please call 1-800-930-3828.

Investing Through Brokers or Agents
You may invest in each Fund through brokers or agents who have entered into selling agreements with the Funds’ distributor.  The broker or agent may set their own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund.

How to Redeem Shares

In General
You may redeem part or all of your shares of a Fund on any business day that the Fund calculates its NAV per share.  To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order.  You should request your redemption prior to market close to obtain that day’s closing NAV.  Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

Each Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below).  Please note, however, that when a purchase order has been made by check, a Fund will not be able to send your redemption proceeds until the purchase check has cleared.  This may take up to 12 days.

Redemption proceeds may be sent to the address of record, wired to a shareholder’s bank account of record, or sent via electronic funds transfer through the ACH network to the shareholder’s bank account of record.  Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system.  If the redemption proceeds are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  The Funds will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee of each owner is required in the following situations:

»	If ownership has changed on your account;

»	When redemption proceeds are payable or sent to any person, address or bank account not on record;

»	Written requests to wire redemption proceeds (if not previously authorized on the account);

»	When establishing or modifying certain services on an account; and

»	If a change of address request was received by the Transfer Agent within the last 15 days.

In addition to the situations described above, the Fund(s) and/or the Transfer Agent reserve the right at their discretion to require a signature guarantee in other circumstances.

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to each Fund in which you are invested to redeem your shares at the current NAV per share.  Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

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Requests for redemption in “good order” must:

»	indicate the name of the Fund;,

»	be signed exactly as the shares are registered, including the signature of each owner (including a signature guarantee when required);

»	specify the number of shares or dollar amount to be redeemed; and

»	indicate your account registration number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your Application or by subsequent arrangement in writing with a Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund in which you are invested by phone at 1-800-930-3828.  A signature guarantee may be required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, each Fund will use reasonable procedures, such as requesting:

»	your Fund account number;

»	the name in which your account is registered;

»	the social security or tax identification number under which the account is registered; and

»	the address of the account holder, as stated in the Application.

During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may make your redemption request in writing. Once a telephone transaction has been placed, it cannot be canceled or modified.

Wire Redemption
Wire transfers may be arranged to redeem shares.  However, the Transfer Agent charges a $15 fee per wire redemption against your account for this service.  The minimum wire redemption amount is $100.

Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan.  The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly or annually).  Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer through the ACH system to your bank account if your bank is an ACH system member.  If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day.  Money will be transferred from your Fund account to the account you chose at the interval you select on the Application.  If you expect to purchase additional shares of a Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.  The minimum systematic withdrawal amount is $100.

The Funds’ Right to Redeem an Account
Each Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $1,000, other than as a result of a decline in the NAV of a Fund.  Each Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

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IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax.  Requests that do not indicate a preference will be subject to withholding.

Householding
By signing the Application, you acknowledge and consent to the householding (i.e., consolidation of mailings) of regulatory documents such as prospectuses, shareholder reports, proxies, and other similar documents.  In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free at 1-800-930-3828 to request individual copies of these documents.  The Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Redemption Fees
The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment.  In accordance with policies and procedures adopted by the Board of Directors of the Company, frequent purchases and redemptions of Fund shares are not encouraged but are generally permitted by the Funds.  Such purchases and redemptions may have an adverse effect on other Fund shareholders, including, without limitation, the possibility of disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and possible dilution of the value of Fund shares held by long-term shareholders.  The Company may, in its sole discretion, reject purchase orders when, in the judgment of management, such rejection is in the best interest of a Fund and its shareholders. Advisor Class A and Advisor Class C shares of the Funds assess a 2.00% fee on the redemption or exchange of shares held for 30 days or less from the date of purchase.  These fees are paid to the Funds to help offset any potential transaction costs.

The Funds will use the first-in, first-out method to determine the 30 day holding period.  Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account.  If this holding period is 30 days or less, the redemption fee will be assessed.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Funds’ systematic programs, as these transactions are typically de minimis.  This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account.  The redemption fee will also not be assessed to accounts of the Investment Adviser or its affiliates used to capitalize the Funds as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Funds.

The Funds reserve the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law.  The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Currently, the Funds are limited in their ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers.  For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of redemption, a Fund will not receive the redemption fee.  If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should be assessed the redemption fee.  Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund.   If necessary, the Funds may prohibit additional purchases of Fund shares by a financial intermediary or by certain of the intermediaries’ customers.

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Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Application as part of the Funds’ Anti-Money Laundering Program.  As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-930-3828 if you need additional assistance when completing your Application.

If we do not have a reasonable belief as to the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Funds also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Exchange Privilege

If you have completed the Telephone and Internet Options-Exchange section of the Application, you can exchange your shares in any Fund for shares of the same class of any other Fund offered by the Company, including shares of the Kinetics Government Money Market Fund, (e.g., Advisor Class A shares for Advisor Class A shares).  If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed.  You should carefully read the Prospectus of a Fund before exchanging shares into that Fund.  Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another Fund.  Therefore, an exchange of Fund shares held for 30 days or less may be subject to a 2.00% redemption fee.  See “Redemption Fees” above.  Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses.  Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.  You should request your exchange prior to market close to obtain that day’s closing NAV.  Exchange requests received after the close of the Exchange will be treated as though received on the next business day.  In all cases, shareholders will be required to pay a sales charge only once.

Call 1-800-930-3828 to learn more about the other funds or classes offered by the Company and about exercising your exchange privilege.

Distributions and Taxes

Distributions
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of each Fund are generally paid in additional shares of the same Class of the Fund in which shareholders are already invested, with no sales charge, based on the NAV per share of that Class as of the close of business on the record date for such distributions.  However, you may elect on the Application to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

Option 2: To receive all income dividends and capital gain distributions in cash.

Each Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December.  Each Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.

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Taxes
The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future.  Except where otherwise indicated, the summary assumes you are a U.S. citizen or resident or otherwise subject to U.S. federal income tax.  You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Fund Distributions
Each Fund has qualified and intends to qualify for federal tax purposes as a regulated investment company and to distribute substantially all of its investment company taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  Except as otherwise noted below, you will generally be subject to federal income tax on Fund distributions to you regardless whether they are paid in cash or reinvested in additional shares.  Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.  It is anticipated that most of the Multi-Disciplinary Fund’s distributions will be taxable as ordinary income.

Distributions attributable to the net capital gain of a Fund generally are taxable to you as long-term capital gain, regardless of how long you have held your shares.  The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15%.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met.  In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates.  But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by a Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by a Fund.  For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend).  The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

Distributions from each Fund will generally be taxable to you in the taxable year in which they are paid, with one exception.  Distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

A portion of distributions attributable to investments in U.S. corporations paid by a Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations.  The amount of such dividends qualifying for this deduction may, however, be reduced as a result of a Fund’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.  You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital.  This adverse tax result is known as “buying into a dividend.”

Sales and Exchanges
You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares in a Fund, including an exchange of shares pursuant to a Fund’s exchange privilege, based on the difference between your tax basis in the shares and the amount you receive for them.  Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them.  (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

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Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.  Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund.  If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans
One major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding
On the Application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, or have failed to certify that you are an “exempt recipient,” the IRS requires each Fund to withhold a percentage of any dividend and redemption or exchange proceeds.  Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  The current withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders
For nonresident aliens, foreign corporations and other foreign investors, fund distributions attributable to net long-term capital gains of a Fund will generally be exempt from U.S. tax, but all other Fund distributions will generally be subject to a 30% withholding tax.  The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in a Fund.

Different U.S. tax rules may apply to a foreign shareholder, however, if the investment in a Fund is connected to a trade or business of the shareholder in the United States or the investor is present in the United States for 183 days or more in a year.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes
You may also be subject to state and local taxes on distributions and redemptions.  State income taxes may not apply, however, to any portions of a Fund’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Sunset of Tax Provisions
Some of the tax provisions described above are subject to sunset provisions.  Specifically, a sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at the long-term capital gain rate will change for taxable years after 2010.

More tax information relating to the Funds is provided in the SAI.

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Distribution of Shares

Rule 12b-1 Plans
Each Fund has adopted separate Retail Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows each Fund to pay distribution fees for the sale and distribution of its Advisor Class A shares and Advisor Class C shares, respectively.  Under the Plan for Advisor Class A shares, the Fund may pay as compensation up to an annual rate of 0.50% of the average daily NAV of Advisor Class A shares to the distributor or other qualified recipients under the Plan.  However, during the year ended December 31, 2007, payments under the Plan were limited to 0.25%.  Under the Plan for Advisor Class C shares, the Fund may pay as compensation up to an annual rate of 0.75% of the average daily NAV of Advisor Class C shares to the distributor.  As these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distributor
Kinetics Funds Distributor, Inc. (“KFD”), an affiliate of the Investment Adviser, 555 Taxter Road, Suite 175, Elmsford, New York, 10523 is the distributor for the shares of the Funds.  KFD is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of each Fund are offered on a continuous basis.

Shareholder Servicing Agents
The Investment Adviser is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts.  These agents have written shareholder servicing agreements with the Investment Adviser and perform these functions on behalf of their clients who own shares of the Funds.  For this service, the Investment Adviser receives an annual shareholder servicing fee from each Class equal to 0.25% of each Fund’s average daily net assets attributable to that Class.

Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Funds and other funds managed by the Investment Adviser or its affiliates.  These payments are made out of the Investment Adviser’s, and/or its affiliates’, own assets and are not an additional charge to the Funds.  The payments are in addition to the shareholder servicing fees described in this Prospectus.  The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Funds over other investment options.  You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

Fund Administrator
U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator to each Fund and Portfolio.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank N.A. serves as Custodian for each Fund’s cash and securities.  The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds.  USBFS acts as each Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

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Description of Advisor Classes

This Prospectus offers two Classes of shares of the Funds – Advisor Class A shares and Advisor Class C shares.

Each Fund also offers a No Load Class of shares through a separate prospectus.  The No Load Class of shares may be purchased without the imposition of any sales charges or Rule 12b-1 fees.  Each Fund has also registered an Institutional Class of Shares which is currently being offered under a separate prospectus by the Paradigm Fund, the Small Cap Fund, the Market Opportunities Fund, the Water Infrastructure Fund and the Multi-Disciplinary Fund.  The Funds’ Advisor Classes of shares are sold through broker-dealers and other financial intermediaries that provide investment services to the Funds’ shareholders.  You should always discuss with your broker-dealer or financial advisor the suitability of your investment.

Advisor Class A Shares
Advisor Class A shares are retail shares that may be purchased by individuals or IRAs.  With Advisor Class A shares, you will pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge.  Advisor Class A shares may impose a Rule 12b-1 fee of up to 0.50% (currently limited to 0.25%) of average daily net assets which is assessed against the Advisor Class A shares of each Fund.

If you purchase Advisor Class A shares of a Fund you will pay the NAV per share next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  The sales charge is calculated as follows:

Amount of Transaction		Sales Charge as a % Of Offering Price	Sales Charge as a % of Net Asset Value	Dealers Reallowance as a % of Offering Price
At Least	But Less than
$0	$50,000	5.75%	6.10%	5.25%
$50,000	$100,000	4.75%	4.99%	4.25%
$100,000	$250,000	3.75%	3.90%	3.25%
$250,000	$500,000	2.75%	2.83%	2.25%
$500,000	$1,000,000	2.25%	2.30%	1.75%
$1,000,000	and above	0.75%	0.76%	0.65%

The Offering Price includes the sales charge paid at the time of investment.

Waivers – Advisor Class A Shares
You will not have to pay a sales charge on purchases of Advisor Class A shares if:

»	You are an employee of a broker-dealer or agent that has a selling agreement with the distributor;

»	You buy Advisor Class A shares under a wrap program or other all inclusive fee program offered by your broker-dealer or agent; or

»	The sales charge is voluntarily waived under certain circumstances by your broker-dealer or agent at their discretion.

Please consult your broker-dealer or agent to determine whether you may be eligible for these waivers.

Reducing Your Sales Charge – Advisor Class A Shares
You can reduce the sales charge on purchases of Advisor Class A shares by:

»	purchasing larger quantities of shares or putting a number of purchases together to obtain the quantity discounts indicated above;

»	signing a letter of intent that you intend to purchase more than $50,000 worth of shares over the next 13 months (see “Letter of Intent – Advisor Class A Shares” below);

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»	using the reinvestment privilege which allows you to redeem shares and then immediately reinvest them without a sales charge within 60 days;

»	combining concurrent purchases of Advisor Class A shares from different Funds to obtain the quantity discounts indicated above; and

»	through rights of accumulation as discussed below.

Please note that certain broker-dealers may reduce your sales charges under certain circumstances.  Consult your broker-dealer.

Rights of Accumulation – Advisor Class A Shares
You may combine your new purchase of Advisor Class A shares with other Advisor Class A shares currently owned by you, your spouse, and/or your children under age 21 for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases.  The applicable sales charge for the new purchase is based on the total of your current purchase and the current NAV of all other shares you, your spouse and/or your children under age 21 own.  You will need to notify the Fund or your financial intermediary at the time of purchase of any other accounts that exist.

Letter of Intent – Advisor Class A Shares
By signing a Letter of Intent (“LOI”) you can reduce your Advisor Class A sales charge.  Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period.  The LOI will apply to all purchases of Advisor Class A shares (excluding the Kinetics Government Money Market Fund).  Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI.  Shares equal to 5.75% of the amount of the LOI will be held in escrow during the 13-month period.  If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect.  This amount will be obtained from redemption of the escrow shares.  Any remaining escrow shares will be released to you.

If you establish an LOI with the Funds you can aggregate your accounts as well as the accounts of your immediate family members under age 21.  You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI. You will need to notify the Fund or your financial intermediary at the time of purchase of any other accounts that exist.

Advisor Class C Shares
Advisor Class C shares are retail shares and may be purchased by individuals or IRAs.  Advisor Class C shares impose a Rule 12b-1 fee of 0.75% of average daily net assets.

If you purchase Advisor Class C shares of any of the Funds, you will pay the NAV per share next determined after your order is received.  There is no initial sales charge on this Class at the time you purchase your shares.

Additional information regarding sales load breakpoints is available in the Funds’ SAI.  The Funds also provide information regarding the purchase of shares, sales charges and breakpoint eligibility free of charge on their website, www.kineticsfunds.com.

64

Unique Characteristics of Master/Feeder Fund Structure

Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Fund invests all of its investable assets in a corresponding Portfolio that is a separately registered investment company.  The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to a Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors.  Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses.  However, other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than the Fund.  Shareholders of the Funds should be aware that these differences would result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio.  For example, if a large feeder fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns.  Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk.  However, that possibility also exists for traditionally structured funds that have large or institutional investors.  Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio.

Certain changes in a Portfolio’s objective, policies or restrictions might require the Company to withdraw the corresponding Fund's interest in such Portfolio.  Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio).  A Fund could incur brokerage fees or other transaction costs in converting such securities to cash.  In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund.

The Company’s Board of Directors retains its right to withdraw any Fund’s investments from the corresponding Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders.  The Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

The SAI contains more information about each Fund and Portfolio, the Master/Feeder Fund Structure and the types of securities in which each Portfolio may invest.

Counsel and Independent Registered Public Accounting Firm
Legal matters in connection with the issuance of shares of common stock of each Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996.  Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is the independent registered public accounting firm for the Funds.

65

Financial Highlights

The financial highlights tables set forth below are intended to help you understand each Fund’s financial performance for the last five fiscal years (or the period since commencement of operations if the Fund has not been in operation for five years).  Most of the information reflects financial results with respect to a single Fund share.  The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions).  As of March 14, 2008, the Global Fund (formerly the Internet Emerging Growth Fund) changed to the investment strategy set forth in this Prospectus.  The performance for periods prior to March 14, 2008 shown represents performance of the Global Portfolio’s prior strategy to invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small and medium capitalization U.S. and foreign companies engaged in the Internet and Internet-related activities.  The financial information provided was audited by Tait, Weller & Baker LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report and incorporated by reference into the SAI, both of which are available upon request.

The financial highlights tables set forth below are for the Advisor Class A shares and Advisor Class C shares of the Internet Fund, Global Fund, Paradigm Fund, Medical Fund, Small Cap Fund, Market Opportunities Fund, Water Infrastructure Fund and Multi-Disciplinary Fund.

The Internet Fund – Class A

	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,
	2008	2007	2006	2005	2004
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$35.66	$28.24	$24.40	$24.93	$22.88
Income from Investment Operations:
Net investment income (loss)(2)	0.22	0.23	(0.14)	0.05	0.05
Net realized and unrealized gain (loss) on investments	(15.33)	7.49	4.09	(0.44)	2.23
Total from investment operations	(15.11)	7.72	3.95	(0.39)	2.28
Redemption Fees	0.00 (3)	—	—	0.00 (3)	—
Less Distributions:
From net investment income	(0.05)	(0.30)	(0.11)	(0.14)	(0.23)
From net realized gains	—	—	—	—	—
Total distributions	(0.05)	(0.30)	(0.11)	(0.14)	(0.23)
Net Asset Value, End of Year	$20.50	$35.66	$28.24	$24.40	$24.93
Total Return(4)	(42.37)%	27.35%	16.18%	(1.55)%	9.95%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$318	$637	$235	$300	$354
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.28%	2.24%	2.23%	2.60%	2.62%
After expense reimbursement	2.15%	2.23%	2.10%	2.60%	2.62%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.65%	0.70%	(0.67)%	0.21%	0.19%
After expense reimbursement	0.78%	0.71%	(0.54)%	0.21%	0.19%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.

66

The Internet Fund – Class C

	Advisor Class C Year Ended December 31,	Advisor Class C February 16, 2007^ through December 31,
	2008	2007
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$35.31	$28.66
Income from Investment Operations:
Net investment income(2)	0.08	0.07
Net realized and unrealized gain on investments	(15.15)	6.87
Total from investment operations	(15.07)	6.94
Redemption Fees	—	0.00	(3)
Less Distributions:
From net investment income	(0.04)	(0.29)
From net realized gains	—	—
Total distributions	(0.04)	(0.29)
Net Asset Value, End of Year	$20.20	$35.31
Total Return	(42.67)%	24.22	%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$113	$294
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.78%	2.73	%(5)
After expense reimbursement	2.65%	2.72	%(5)
Ratio of net investment income to average net assets:
Before expense reimbursement	0.15%	0.22	%(5)
After expense reimbursement	0.28%	0.23	%(5)
Portfolio turnover rate	N/A	N/A

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.

67

The Global Fund – Class A and Class C

	Advisor Class A May 19, 2008^ through December 31, 2008		Advisor Class C May 19, 2008^ through December 31, 2008
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$4.56		$4.56
Income from Investment Operations:
Net investment income	0.03	%(2)	0.02	%(2)
Net realized and unrealized gain on investments	(2.18)		(2.17)
Total from investment operations	(2.15)		(2.15)
Redemption Fees	—		—
Less Distributions:
From net investment income	(0.05)		(0.04)
From net realized gains	—		—
Total distributions	(0.05)		(0.04)
Net Asset Value, End of Year	$2.36		$2.37
Total Return(3)	(47.12	)%(4)	(47.14	)%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$106		$5
Ratio of operating expenses to average net assets:
Before expense reimbursement and waivers	8.28	%(5)	8.78	%(5)
After expense reimbursement	1.65	%(5)	2.15	%(5)
Ratio of net investment income to average net assets:
Before expense reimbursement	(5.16	)%(5)	(5.66	)%(5)
After expense reimbursement	1.47	%(5)	0.97	%(5)
Portfolio turnover rate	N/A		N/A
^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(4)	Not annualized.
(5)	Annualized.

68

The Paradigm Fund – Class A

	Advisor Class A Year Ended December 31, 2008		Advisor Class A Year Ended December 31, 2007	Advisor Class A Year Ended December 31, 2006	Advisor Class A Year Ended December 31, 2005		Advisor Class A Year Ended December 31, 2004
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$30.52		$25.43	$20.08	$17.40		$14.82
Income from Investment Operations:
Net investment income (loss)	0.06	(2)	0.04 (2)	0.08 (2)	(0.07	)(2)	(0.10)
Net realized and unrealized gain (loss) on investments	(16.34	)(5)	5.27	5.43	2.77		3.16
Total from investment operations	(16.28)		5.31	5.51	2.70		3.06
Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00	(3)	—
Less Distributions:
From net investment income	—		(0.09)	(0.12)	—		(0.02)
From net realized gains	(0.08)		(0.13)	(0.04)	(0.02)		(0.46)
Total distributions	(0.08)		(0.22)	(0.16)	(0.02)		(0.48)
Net Asset Value, End of Year	$14.16		$30.52	$25.43	$20.08		$17.40
Total Return(4)	(53.30	)%(5)	20.87%	27.42%	15.54%		20.63%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$249,424		$544,046	$183,031	$60,421		$26,525
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.97%		1.93%	2.04%	2.18%		2.35%
After expense reimbursement	1.91%		1.93%	1.88%	1.94%		1.99%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.21%		0.14%	0.19%	(0.66)%		(1.02)%
After expense reimbursement	0.27%		0.14%	0.35%	(0.42)%		(0.66)%
Portfolio turnover rate	N/A		N/A	N/A	N/A		N/A

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)
Includes Investment Adviser reimbursement from net realized losses on the disposal of investments in violation of restrictions on trading errors.  This reimbursement comprises less than $0.005 of the NAVs for each class at the time of the reimbursement and 0.03% of the total return for the Institutional Class for the fiscal year ended December 31, 2008.  There was no impact on the other classes including Advisor Class A.

69

The Paradigm Fund – Class C

	Advisor Class C Year Ended December 31, 2008		Advisor Class C Year Ended December 31, 2007		Advisor Class C Year Ended December 31, 2006		Advisor Class C Year Ended December 31, 2005		Advisor Class C Year Ended December 31, 2004
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$29.90		$24.98		$19.76		$17.21		$14.73
Income from Investment Operations:
Net investment income (loss)	(0.05	)(2)	(0.10	)(2)	(0.03	)(2)	(0.17	)(2)	(0.18)
Net realized and unrealized gain (loss) on investments	(15.97	)(4)	5.15		5.33		2.74		3.14
Total from investment operations	(16.02)		5.05		5.30		2.57		2.96
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	—
Less Distributions:
From net investment income	—		(0.00	)(3)	(0.04)		—		(0.02)
From net realized gains	(0.08)		(0.13)		(0.04)		(0.02)		(0.46)
Total distributions	(0.08)		(0.13)		(0.08)		(0.02)		(0.48)
Net Asset Value, End of Year	$13.80		$29.90		$24.98		$19.76		$17.21
Total Return	(53.54	)%(4)	20.20%		26.82%		14.96%		20.08%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$147,915		$320,962		$116,226		$38,740		$9,426
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.47%		2.43%		2.54%		2.68%		2.85%
After expense reimbursement(4)	2.41%		2.43%		2.38%		2.44%		2.49%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.29)%		(0.36)%		(0.31)%		(1.16)%		(1.52)%
After expense reimbursement(4)	(0.23)%		(0.36)%		(0.15)%		(0.92)%		(1.16)%
Portfolio turnover rate	N/A		N/A		N/A		N/A		N/A

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)
Includes Investment Adviser reimbursement from net realized losses on the disposal of investments in violation of restrictions on trading errors.  This reimbursement comprises less than $0.005 of the NAVs for each class at the time of the reimbursement and 0.03% of the total return for the Institutional Class for the fiscal year ended December 31, 2008.  There was no impact on the other classes including Advisor Class C.

70

The Medical Fund – Class A

	Advisor Class A Year Ended December 31, 2008	Advisor Class A Year Ended December 31, 2007	Advisor Class A Year Ended December 31, 2006	Advisor Class A Year Ended December 31, 2005	Advisor Class A Year Ended December 31, 2004
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$19.39	$17.47	$16.34	$16.49	$15.47
Income from Investment Operations:
Net investment income (loss)(2)	0.13	0.05	0.01	(0.22)	(0.11)
Net realized and unrealized gain (loss) on investments	(4.15)	2.62	2.35	0.07	1.13
Total from investment operations	(4.02)	2.67	2.36	(0.15)	1.02
Redemption Fees	0.04	0.00 (3)	—	—	—
Less Distributions:
From net investment income	(0.13)	(0.06)	—	—	—
From net realized gains	(0.38)	(0.69)	(1.23)	—	—
Total distributions	(0.51)	(0.75)	(1.23)	—	—
Net Asset Value, End of Year	$14.90	$19.39	$17.47	$16.34	$16.49
Total Return(4)	(20.49)%	15.16%	14.49%	(0.91)%	6.59%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$2,941	$1,427	$711	$559	$696
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.51%	2.66%	2.53%	2.73%	2.79%
After expense reimbursement	1.66%	1.65%	1.69%	2.69%	2.64%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.07)%	(0.76)%	(0.76)%	(1.39)%	(1.56)%
After expense reimbursement	0.78%	0.25%	0.08%	(1.35)%	(1.41)%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.

71

The Medical Fund – Class C

	Advisor Class C Year Ended December 31, 2008	Advisor Class C February 16, 2007^ through December 31, 2007
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$19.34	$18.29
Income from Investment Operations:
Net investment income (loss)(2)	0.05	(0.04)
Net realized and unrealized gain (loss) on investments	(4.13)	1.79
Total from investment operations	(4.08)	1.75
Redemption Fees	0.02	0.00	(3)
Less Distributions:
From net investment income	(0.07)	(0.01)
From net realized gains	(0.38)	(0.69)
Total distributions	(0.45)	(0.70)
Net Asset Value, End of Year	$14.83	$19.34
Total Return	(20.97)%	9.55	%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$314	$148
Ratio of operating expenses to average net assets:
Before expense reimbursement	3.01%	3.19	%(5)
After expense reimbursement	2.16%	2.15	%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.57%)	(1.30	)%(5)
After expense reimbursement	0.28%	(0.26	)%(5)
Portfolio turnover rate	N/A	N/A

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.

72

The Small Cap Opportunities Fund – Class A

	Advisor Class A Year Ended December 31, 2008		Advisor Class A Year Ended December 31, 2007	Advisor Class A Year Ended December 31, 2006	Advisor Class A Year Ended December 31, 2005	Advisor Class A Year Ended December 31, 2004
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$31.63		$26.71	$20.89	$18.63	$16.50
Income from Investment Operations:
Net investment income (loss)(2)	(0.01)		(0.07)	(0.03)	0.02	0.18
Net realized and unrealized gain (loss) on investments	(18.34	)(5)	5.25	5.88	2.38	2.49
Total from investment operations	(18.35)		5.18	5.85	2.40	2.67
Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	—
Less Distributions:
From net investment income	—		(0.19)	(0.03)	(0.01)	(0.13)
From net realized gains	(0.27)		(0.07)	—	(0.13)	(0.41)
Total distributions	(0.27)		(0.26)	(0.03)	(0.14)	(0.54)
Net Asset Value, End of Year	$13.01		$31.63	$26.71	$20.89	$18.63
Total Return(4)	(58.00	)%(5)	19.36%	28.03%	12.83%	16.17%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$12,090		$36,390	$12,144	$5,205	$2,929
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.04%		1.96%	2.08%	2.16%	2.28%
After expense reimbursement(5)	1.92%		1.94%	1.83%	1.94%	1.99%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.16)%		(0.25)%	(0.39)%	(0.17)%	0.76%
After expense reimbursement(5)	(0.04)%		(0.23)%	(0.14)%	0.06%	1.05%
Portfolio turnover rate	N/A		N/A	N/A	N/A	N/A

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)
Includes Investment Adviser reimbursement from net realized loss on the disposal of investments in violation of restrictions on trading errors.  This reimbursement comprises less than $0.005 of the NAVs for each class at the time of the reimbursement and 0.03% of the total return for Advisor Class C for the fiscal year ended December 31, 2008.  There was no impact on the other classes, including Advisor Class A.

73

The Small Cap Opportunities Fund – Class C

	Advisor Class C Year Ended December 31, 2008		Advisor Class C February 16, 2007^ through December 31, 2007
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$31.57		$28.70
Income from Investment Operations:
Net investment income (loss)(2)	(0.12)		(0.21)
Net realized and unrealized gain (loss) on investments	(18.26	)(5)	3.33
Total from investment operations	(18.38)		3.12
Redemption Fees	0.00	(3)	0.02
Less Distributions:
From net investment income	—		(0.20)
From net realized gains	(0.27)		(0.07)
Total distributions	(0.27)		(0.27)
Net Asset Value, End of Year	$12.92		$31.57
Total Return	(58.20	)%(5)	10.94	(3)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$2,871		$4,942
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.54%		2.47	%(4)
After expense reimbursement	2.42%		2.45	%(4)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.66)%		(0.76	)%(4)
After expense reimbursement	(0.54)%		(0.75	)%(4)
Portfolio turnover rate	N/A		N/A

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)
Includes Investment Adviser reimbursement from net realized loss on the disposal of investments in violation of restrictions on trading errors.  This reimbursement comprises less than $0.005 of the NAVs for each class at the time of the reimbursement and 0.03% of the total return for Advisor Class C  for the fiscal year ended December 31, 2008.  There was no impact on the other classes.

74

The Market Opportunities Fund - Class A and Class C

	Advisor Class A Year Ended December 31, 2008	Advisor Class A Year Ended December 31, 2007	Advisor Class A January 31, 2006 ^ through December 31, 2006		Advisor Class C Year Ended December 31, 2008	Advisor Class C February 16, 2007^ through December 31, 2007
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$16.07	$12.04	$10.00		$16.01	$12.99
Income from Investment Operations:
Net investment income (loss)	0.08 (2)	0.00 (2)	0.02		0.02 (2)	(0.05	)(2)
Net realized and unrealized gain (loss) on investments	(8.97)	4.04	2.05		(8.91)	3.07
Payment by adviser(7)	0.06	—	—		0.06	—
Total from investment operations	(8.83)	4.04	2.07		(8.83)	3.02
Redemption Fees	0.00 (3)	0.00 (3)	—		0.00 (3)	0.00	(3)
Less Distributions:
From net investment income	(0.02)	(0.01)	(0.03)		(0.01)	—
From net realized gains	—	—	—		---	—
Total distributions	(0.02)	(0.01)	(0.03)		(0.01)	—
Net Asset Value, End of Year	$7.22	$16.07	$12.04		$7.17	$16.01
Total Return(4)	(54.91)%	33.54%	20.68	%(5)	(55.13)%	23.25	%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$18,514	$43,907	$9,591		$4,771	$8,790
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.07%	2.16%	2.93	%(6)	2.57%	2.66	%(6)
After expense reimbursement	1.91%	1.99%	1.71	%(6)	2.41%	2.49	%(6)
Ratio of net investment income to average net assets:
Before expense reimbursement	0.53%	(0.14)%	(1.01	)%(6)	0.03%	(0.60	)%(6)
After expense reimbursement	0.69%	0.03%	(0.21	)%(6)	0.19%	(0.43	)%(6)
Portfolio turnover rate	N/A	N/A	N/A		N/A	N/A

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)
A receivable from the Investment Adviser of $484,652 was recorded on December 31, 2008 in the Market Opportunities Portfolio.  Of this amount, $484.604 was allocated to the Market Opportunities Fund, which amounted to $0.06 of each class.  This contributed 0.38% and 0.44% to the returns of Advisor Class A and Advisor Class C, respectively, for the year ended December 31, 2008.

75

The Water Infrastructure Fund – Class A and Class C

	Advisor Class A Year Ended December 31, 2008	Advisor Class A June 29, 2007 ^ through December 31, 2007		Advisor Class C Year Ended December 31, 2008	Advisor Class C June 29, 2007 ^ through December 31, 2007
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$10.17	$10.00		$10.16	$10.00
Income from Investment Operations:
Net investment income(2)	0.07	0.05		0.03	0.02
Net realized and unrealized gain (loss) on investments	(2.65)	0.20		(2.65)	0.21
Total from investment operations	(2.58)	0.25		(2.62)	0.23
Redemption Fees	0.00 (3)	0.00	(3)	—	0.00	(3)
Less Distributions:
From net investment income(2)	—	(0.03)		—	(0.02)
From net realized gains	—	(0.05)		—	(0.05)
Total distributions	—	(0.08)		—	(0.07)
Net Asset Value, End of Year	$7.59	$10.17		$7.54	$10.16
Total Return(4)	(25.37)%	2.55	%(5)	(25.79)%	2.33	%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$7,661	$2,459		$1,571	$1,201
Ratio of operating expenses to average net assets:
Before expense reimbursement and waivers	2.45%	3.87	%(6)	2.95%	4.37	%(6)
After expense reimbursement	1.90%	1.99	%(6)	2.40%	2.49	%(6)
Ratio of net investment income to average net assets:
Before expense reimbursement	0.30%	(0.98	)%(6)	(0.20)%	(1.48	)%(6)
After expense reimbursement	0.85%	0.90	%(6)	0.35%	0.40	%(6)
Portfolio turnover rate	N/A	N/A		N/A	N/A

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.

76

The Multi-Disciplinary Fund – Class A and Class C

	Advisor Class A February 11, 2008^ through December 31, 2008		Advisor Class C February 11, 2008^ through December 31, 2008
PER SHARE DATA(1)
Net Asset Value, Beginning of Period	$10.00		$10.00
Income from Investment Operations:
Net investment income (loss)(2)	(0.01)		(0.05)
Net realized and unrealized gain on investments	(1.79)		(1.78)
Total from investment operations	(1.80)		(1.83)
Redemption Fees	—		—
Less Distributions:
From net investment income	(0.00	)(3)	(0.00	)(3)
From net realized gains	—		—
Total distributions	(0.00)		(0.00)
Net Asset Value, End of Period	$8.20		$8.17
Total Return(4)	(17.97	)%(5)	(18.30	)%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$84		$88
Ratio of operating expenses to average net assets:
Before expense reimbursement and waivers	17.83	%(6)	$18.33	%(6)
After expense reimbursement	1.74	%(6)	2.24	%(6)
Ratio of net investment income to average net assets:
Before expense reimbursement	(16.24	)%(6)	(16.74	)%(6)
After expense reimbursement	(0.15	)%(6)	(0.65	)%(6)
Portfolio turnover rate	N/A		N/A

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.

77

Kinetics Mutual Funds, Inc.

The Internet Fund	The Small Cap Opportunities Fund
The Global Fund	The Market Opportunities Fund
The Paradigm Fund	The Water Infrastructure Fund
The Medical Fund	The Multi-Disciplinary Fund

Investment Adviser and Shareholder Servicing Agent	Kinetics Asset Management, Inc 555 Taxter Road, Suite 175 Elmsford, NY 10523
Legal Counsel	Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103-6996
Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP 1818 Market Street, Suite 2400 Philadelphia, PA 19103
Distributor	Kinetics Funds Distributor, Inc. 555 Taxter Road, Suite 175 Elmsford, NY 10523
Transfer Agent, Fund Accountant, and Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Custodian	U.S. Bank N.A. 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212

You may obtain the following and other information on the Funds free of charge:

Statement of Additional Information (SAI) dated April 30, 2009
The SAI of the Funds provides more details about each Fund’s policies and management.  The Funds’ SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year.

To receive any of these documents or the Funds’ Prospectus, free of charge, to request additional information about the Company or to make shareholder inquiries, please contact us:

By Telephone:	By Internet:
1-800-930-3828	http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Additionally the foregoing Fund documents are available on the Fund’s website listed above.

SEC:
Information about the Funds (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, D.C.  Please call (202) 551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

1940 Act File No. 811-09303

Government Money Market Fund

April 30, 2009	Prospectus	www.kineticsfunds.com

The Kinetics Government Money Market Fund
A series of Kinetics Mutual Funds, Inc.

Kinetics Logo
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

1

Investment Objective, Principal Investment Strategies and Principal Risks	3
Performance of the Kinetics Government Money Market Fund	5
Fees and Expenses of the Money Market Fund	6
Portfolio Holdings Information	7
Management of the Fund and the Portfolio	7
Valuation of Fund Shares	7
How to Purchase Shares	7
How to Redeem Shares	9
Exchange Privilege	11
Distributions and Taxes	12
Distribution of Shares	13
Unique Characteristics of Master/Feeder Fund Structure	14
Counsel and Independent Registered Public Accounting Firm	14
Financial Highlights	15

2

Kinetics Mutual Funds, Inc.
The Kinetics Government Money Market Fund (the “Fund” or the “Money Market Fund”), is a series of Kinetics Mutual Funds, Inc. (the “Company”), a Maryland corporation.  The Fund is a no-load, diversified investment company which, unlike many other investment companies that directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in the Kinetics Government Money Market Portfolio (the “Portfolio” or the “Money Market Portfolio”), a series of Kinetics Portfolios Trust (the “Trust”), a Delaware statutory trust.  The Portfolio is an open-end, no-load diversified investment company which seeks to provide investors with current income consistent with the preservation of capital and maintenance of liquidity by investing primarily in money market instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.  Investors should carefully consider this investment approach.  For additional information regarding this investment structure, see “Unique Characteristics of Master/Feeder Fund Structure”.

The Statement of Additional Information (the “SAI”) contains more information about the Fund and the types of securities in which it may invest.

Prospectus
This Prospectus provides vital information about the Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
Investment Adviser
Kinetics Asset Management, Inc.
Minimum Initial Investment
$2,500
April 30, 2009

1

Who May Want To Invest

The Fund may be appropriate for people who:

»	want to save money rather than “invest”;

»	require stability of principal; and

»	prefer to receive income with relatively fewer risks.

An investment in the Fund is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Notwithstanding the preceding statement, Fund shareholders will be guaranteed to receive a $1.00 net asset value for amounts that they held as of September 19, 2008 subject to the terms of the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds. (See “Treasury Guarantee Program” for more information about the Program’s scope and limitations.)

2

THE KINETICS GOVERNMENT MONEY MARKET FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Fund is to provide current income consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio.  The Portfolio invests substantially all of its net assets in high quality, U.S. dollar-denominated short-term obligations that have been determined by the Investment Adviser, subject to the approval of the Portfolio’s Board of Trustees, to present minimal credit risk.  The Portfolio does not invest in obligations with maturities of more than 397 days (subject to certain exceptions) and the average maturity of all obligations held by the Portfolio must be 90 days or less.  The Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations (“U.S. Government Securities”).  U.S. Government Securities include direct obligations of the U.S. Treasury, such as Treasury Bills, Treasury Notes and Treasury Bonds.  The Fund seeks to maintain a constant $1.00 net asset value (“NAV”) per share.

U.S. Government Securities are high quality instruments guaranteed as to principal and interest and issued by the U.S. Treasury or by an agency or instrumentality of the U.S. Government.  Not all U.S. Government Securities are backed by the full faith and credit of the United States.  Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by the discretionary authority of the U.S. Government to purchase the agencies’ obligations; while others are supported only by the credit of the instrumentality.  In the case of securities not backed by the full faith and credit of the United States, the Portfolio must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

Yields on short-, intermediate- and long-term U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation.  Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than do obligations with shorter maturities and lower yields.  The market value of U.S. Government Securities generally varies inversely with changes in interest rates.  An increase in interest rates, therefore, generally would reduce the market value of the Portfolio’s investments in U.S. Government Securities, while a decline in interest rates generally would increase the market value of the Portfolio’s investments in these securities.

Under a repurchase agreement, the Portfolio purchases a U.S. Government Security and simultaneously agrees to sell the Security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later.  The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate premium during the Portfolio’s holding period.  While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement will always be less than one year.  The Portfolio may enter into repurchase agreements with banks that are members of Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities.  The Investment Adviser monitors the creditworthiness of each firm that is a party to a repurchase agreement with the Portfolio.

Fund Structure
The Portfolio has an investment objective identical to that of the Fund.  The Fund may withdraw its investment from the Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Fund’s assets directly.

Principal Risks of Investment
The principal risks of investing in the Fund, and indirectly the Portfolio, are listed below and could adversely affect the NAV, total return and value of the Fund, the Portfolio and your investment.

3

Interest Rate Risks
The rate of income will vary from day to day depending on short-term interest rates.  It is possible that a major change in interest rates could cause the value of your investment to decline.  The values of the obligations held by the Portfolio can be expected to vary inversely with changes in prevailing interest rates.  Although the investment policies of the Fund and Portfolio are designed to minimize these changes and to maintain an NAV of $1.00 per share, there is no assurance that these policies will be successful.  See “Treasury Guarantee Program” below.

Credit Risks
Changes in the credit quality rating of a security or changes in an issuer’s financial condition can also affect the Portfolio.  A default on a security held, or a repurchase agreement entered into, by the Portfolio could cause the value of your investment in the Fund to decline.

Repurchase Agreement Risks
One of the risks of investing in repurchase agreements is that the seller may not repurchase the securities from the Portfolio, which may result in the Portfolio selling the securities for less than the price agreed upon with the seller.  Another risk of repurchase agreements is that the seller may default or file for bankruptcy.  Under such circumstances, the Portfolio will liquidate those securities held under the repurchase agreement, which constitute collateral for the seller’s obligation to repurchase the securities. However, the Portfolio might have to go through lengthy court actions before selling the securities.

Treasury Guarantee Program
The Fund participates in the U.S. Department of the Treasury’s (the “Treasury”) Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees to investors in participating money market funds that they will receive $1.00 for each money market fund share held as of the close of business on September 19, 2008, subject to certain limitations described below. The guarantee will be triggered if the Portfolio “breaks the buck,” that is, if its net asset value per share falls below $0.995 (a “Guarantee Event”).

For each shareholder of the Fund, the Program provides a guarantee for the lesser of (a) the number of shares of the Money Market Fund owned by the shareholder at the close of business on September 19, 2008, or (b) the number of shares of the Fund owned by the shareholder on the date of the Guarantee Event. Any additional investments made by a shareholder after September 19, 2008 in excess of the amount held on that date will not be covered. The Program only covers the shares of investors who were shareholders of the Fund on September 19, 2008.

The Program provides coverage only if a Guarantee Event occurs during the term of the Program. If a Guarantee Event occurs, the Fund would be required to liquidate and comply with certain other requirements for any shareholder to be entitled to payments under the Program. The Program covers the difference between the amount received by a shareholder in connection with such liquidation and $1.00 per share, for any shares covered by the guarantee, subject to the overall amount available to all funds participating in the Program. In liquidation, those shares not covered by the Program may receive less than $1.00 per share. Guarantee payments under the Program to all participating money market funds will not exceed the amount available within the Treasury’s Exchange Stabilization Fund on the date of payment. As of the date of this Prospectus, assets available to the Program are approximately $50 billion.

The Program will continue through the close of business on September 18, 2009. If a Guarantee Event occurs after the Program expires, neither the Fund nor its shareholders will be entitled to any payment under the Program.

The Fund paid a fee of 0.01% of the Fund’s NAV per share as of September 19, 2008, to participate in the Program through the initial term of December 18, 2008, an additional fee of 0.015% of its NAV per share as of September 19, 2008, to participate in the Program from December 19, 2008 through April 30, 2009 and an additional fee of 0.015% of its NAV per share as of September 19, 2008 to participate in the Program from April 30, 2009 through September 18, 2009.  These fees are not subject to any expense limitation or reimbursement agreement.

Additional information about the Program is available at http://www.ustreas.gov.  Neither this Prospectus nor the Fund itself are in any manner approved, endorsed, sponsored or authorized by the Treasury.

4

Performance of the Kinetics Government Money Market Fund

The bar chart and table shown below illustrate the variability of the Fund’s returns.  Both assume that all dividends and distributions are reinvested in the Fund.  The bar chart indicates the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year (on a calendar year basis).  The past performance of the Fund’s No Load class is not necessarily an indication of how the Fund’s No Load class will perform in the future.

The Kinetics Government Money Market Fund
Calendar Year Returns as of 12/31

Best Quarter	2006	Q4	1.58%
Worst Quarter	2004	Q4	0.00%

Average Annual Total Returns as of 12/31/08

	1 Year	5 Years	Since Inception(1)

The Kinetics Government Money Market Fund	0.91%	2.19%	2.04%

(1)	The Money Market Fund commenced operations on February 3, 2000 and converted into a feeder fund of the Portfolio on April 28, 2000. The returns shown include reinvestment of all dividends.

Please note that you may obtain the Fund’s current 7-day yield by calling 1-800-930-3828.

5

Fees and Expenses of the Money Market Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Money Market Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)

Shareholder Transaction Expenses(2) (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee(3)	None
Maximum Account Fee(4)	None

Annual Operating Expenses (expenses deducted from Fund assets)		No Load Class
Management Fees(5)		0.50%
Distribution (Rule 12b-1) Fees		None
Other Expenses(6)		3.05%
Shareholder Servicing Fee	0.25%
Other Operating Expenses	2.80%
Total Annual Fund Operating Expenses(7)		3.55%

(1)	This fee table and example reflect the aggregate expenses of the Money Market Fund and the Money Market Portfolio.
(2)
You will be assessed a $15 fee for outgoing wire transfers and a $25 fee for returned checks and stop payment orders by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (“Transfer Agent”). Please note that these fees are subject to change.

(3)
The Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Transfer Agent does not charge a transaction fee for written exchange requests.

(4)	IRA accounts are assessed a $15.00 annual fee.
(5)	The management fees paid by the Money Market Fund reflect the proportionate fees allocated to the Money Market Fund from the Portfolio for investment advisory services.
(6)
“Other Expenses” are comprised of two sub-categories: “Shareholder Servicing Fees” and “Other Operating Expenses.”  “Other Operating Expenses” include administration fees, transfer agency fees and all other ordinary operating expenses not listed above.

(7)
As of March 1, 2008, the Investment Adviser to the Money Market Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 0.88%.  These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Money Market Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Money Market Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Money Market Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Money Market Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$358	$1,088	$1,840	$3,818

6

Portfolio Holdings Information

A description of the Portfolio’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s SAI. Currently, disclosure of the Portfolio’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form  N-Q (first and third quarters).  The Annual and Semi-Annual Reports are available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-930-3828. In addition, the Company may publish on its webpage (www.kineticsfunds.com) month-end (a) top fifteen portfolio holdings of the Portfolio and the percentage that each holding represents of the Portfolio’s total holdings, and (b) top five performing and bottom five performing portfolio holdings of each Portfolio, in each case no earlier than twenty calendar days after the end of each calendar month.  This information will be available on the website until the date on which the Portfolio files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC or until the next month in which portfolio holdings are posted in accordance with the above policy.

Management of the Fund and the Portfolio

Investment Adviser
The Portfolio’s investment adviser is Kinetics Asset Management, Inc. (“Investment Adviser”), 555 Taxter Road, Suite 175, Elmsford, New York 10523.  Founded in 1996, the Investment Adviser provides investment advisory services to a family of nine mutual funds with discretionary management authority over approximately $4.671 billion in assets as of December 31, 2008.  The Investment Adviser conducts investment research and supervision for the Portfolio and is responsible for the purchase and sale of securities for the Portfolio.  The Investment Adviser is entitled to receive an annual fee from the Portfolio for its services of 0.50% of the Portfolio’s average daily net assets.  However, as a result of fee waivers for the Portfolio, all advisory fees were waived for the fiscal year ended December 31, 2008.  The Investment Adviser has entered into a Research Agreement with Horizon Asset Management, Inc. (“Horizon”), a New York based investment management and research firm, and is responsible for the payment of all fees owing to Horizon.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement for the Portfolio is available in the Company’s semi-annual report to shareholders for the period ended June 30, 2008.

Valuation of Fund Shares

Shares of the Fund are sold at NAV per share, which is determined by the Fund as of 12:00 p.m. Eastern Time, each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business.  Purchase and redemption requests are priced at the next NAV per share calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV).  The NAV takes into account the expenses and fees of the Fund, including management, administration and shareholder servicing fees, which are accrued daily.

The Portfolio will utilize the amortized cost method in valuing its portfolio securities.  This method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.  The purpose of this method of calculation is to facilitate the maintenance of a consistent NAV per share for the Fund of $1.00.  However, there is no assurance that the $1.00 NAV per share will be maintained.  See “Treasury Guarantee Program” above.

How to Purchase Shares

In General
Shares of the Fund are sold at NAV, and will be credited to a shareholder’s account at the NAV per share next computed after an order and payment is received.  The minimum initial investment for both regular accounts and individual retirement accounts is $2,500 ($2,000 for Coverdell Education Savings Accounts).  The minimum subsequent investment for all types of accounts (including Coverdell Education Savings Accounts) is $100.  The Company reserves the right to vary or waive any minimum investment requirement.  The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund’s best interest to do so.  A service fee of $25 will be deducted from a shareholder’s Fund account for any purchases that do not clear.  Your order will not be accepted until a completed New Account Application is received by the Fund or the Transfer Agent.

7

Investing by Telephone
If you have completed the Telephone and Internet Option - Purchase (EFT) Authorization section of the Kinetics Government Money Market Fund New Account Application  (the “Application”), you may purchase additional shares by telephoning the Fund toll free at 1-800-930-3828.  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  Your purchase will take place at the NAV per share determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern Time. During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  Once a telephone transaction has been placed, it cannot be canceled or modified.

The minimum telephone purchase is $100.  You may not make your initial purchase of the Fund’s shares by telephone.

Automatic Investment Plan
Once an account has been established, you may purchase shares of the Fund through an Automatic Investment Plan (“AIP”).  You can have money automatically transferred from your checking, savings or bank money market account on a monthly basis.  In order to participate in the AIP, each purchase must be in the amount of $100 or more.

To be eligible for the AIP, your bank must be a domestic institution that is an ACH member.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  To begin participating in the AIP, please complete the AIP section on the Application or call the Transfer Agent at 1-800-930-3828.  The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.  Any request to change or terminate your AIP should be submitted to the Transfer Agent five days prior to the desired effective date of such change or termination.  The Fund may modify or terminate the AIP at any time.

Purchase By Mail
To purchase Fund shares by mail, simply complete and sign the enclosed Application and mail it, along with a check made payable to the Kinetics Government Money Market Fund, c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail

Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
The Kinetics Government Money Market Fund	The Kinetics Government Money Market Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

All purchases by check must be in U.S. dollars drawn on a bank located within the United States.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

Purchase By Wire
To open an account by wire, a completed Application is required before your wire can be accepted.  You can mail or overnight deliver your Application to the Transfer Agent at the above address.  Upon receipt of your completed Application, an account will be established for you.  You will need to provide the assigned account number to your bank when instructing it to wire the funds.  Your bank must include along with the wire the name of the Fund, the account number and your name so that monies can be correctly applied.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming.  The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system.  Please use the following wiring instructions:

8

Wire to:                                 U.S. Bank N.A.
»	ABA Number: 075000022

»	Credit: U.S. Bancorp Fund Services, LLC

»	Account: 112-952-137

»	Further Credit: Kinetics Mutual Funds, Inc.
The Kinetics Government Money Market Fund
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100).  To purchase by mail, submit your check with the remittance form attached to your individual account statement.  To purchase by telephone, call 1-800-930-3828 prior to 4:00 p.m. Eastern Time to place your order.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming.  All purchase requests must include your shareholder account number.

Individual Retirement Accounts
You may invest in the Fund by establishing a tax-sheltered IRA.  The Fund offers Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, and Coverdell Education Savings Accounts.  For additional information on IRA options, please call 1-800-930-3828.

How to Redeem Shares

In General
You may redeem part or all of your Fund shares on any business day that the Fund calculates its NAV per share.  To redeem shares, you must contact the Fund either by mail or by phone to place a redemption order.  You should request your redemption prior to market close to obtain that day’s closing NAV.  Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

The Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below).  Please note, however, that when a purchase order has been made by check, the Fund will not be able to send your redemption proceeds until the purchase check has cleared.  This may take up to 12 days.

Redemption proceeds may be sent to the address of record, wired to a shareholder’s bank account of record, or sent via electronic funds transfer through the ACH network to the shareholder’s bank account of record.  Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system.  If the redemption proceeds are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee of each owner is required in the following situations:

»	If ownership has changed on your account;

»	When redemption proceeds are payable or sent to any person, address or bank account not on record;

»	Written requests to wire redemption proceeds (if not previously authorized on the account);

»	When establishing or modifying certain services on an account; and

»	If a change of address request was received by the Transfer Agent within the last 15 days

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right at their discretion to require a signature guarantee in other circumstances.

9

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV per share.  Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail

Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
The Kinetics Government Money Market Fund	The Kinetics Government Money Market Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Requests for redemption in “good order” must:

»	indicate the name of the Fund;

»	be signed exactly as the shares are registered, including the signature of each owner (including a signature guarantee when required);

»	specify the number of shares or dollar amount to be redeemed; and

»	indicate your account registration number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your Application or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund by phone at 1-800-930-3828.  A signature guarantee may be required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

»	your Fund account number;

»	the name in which your account is registered;

»	the social security or tax identification number under which the account is registered; and

»	the address of the account holder, as stated in the Application.

During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may make your redemption request in writing.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Wire Redemption
Wire transfers may be arranged to redeem shares.  However, the Fund’s Transfer Agent charges a $15 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

Checkwriting
On your Application, you may select the option to receive a checkbook so that you can redeem shares by writing checks against your Fund account.  If you select to use the checkwriting privilege, the initial checkbook will be given to you at no additional charge.  There will be a $5 charge for any subsequent books.  Checks may be made payable in the amount of $250 or more.  Any checks drawn on a joint account will only require one signature.  There is a $25 charge for stopping payment of a check upon your request, or if the Transfer Agent cannot honor a check due to insufficient funds or other valid reason.

Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan.  The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly or annually).  Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer through the ACH system to your bank account if your bank is an ACH system member.  If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day.  Money will be transferred from your Fund account to the account you chose at the interval you select on the Application.  The minimum systematic withdrawal amount is $100.

10

The Fund’s Right to Redeem an Account
The Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $1,000, other than as a result of a decline in the NAV of the Fund.  The Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax.  Requests that do not indicate a preference will be subject to withholding.

Householding
By signing the Application, you acknowledge and consent to the householding (i.e., consolidation of mailings) of regulatory documents such as prospectuses, shareholder reports, proxies, and other similar documents.  In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free at 1-800-930-3828 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Restrictions on Excessive Trading Practices
The Company’s Board of Directors has not adopted, on behalf of the Fund, policies and procedures with respect to frequent purchases and redemptions of Fund shares because the Fund may be appropriately used by shareholders for short-term investment or for cash management purposes.

Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Fund’s Transfer Agent will verify certain information on your Application as part of the Fund’s Anti-Money Laundering Program.  As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-930-3828 if you need additional assistance when completing your Application.

If we do not have a reasonable belief as to the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within five business days if clarifying information/documentation is not received.

Exchange Privilege

If you have completed the Telephone and Internet Options - Exchange section of the Application, you can exchange your No Load Class shares in the Money Market Fund for No Load Class shares of any other fund offered by the Company.  If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed.  You should carefully read the Prospectus of a fund before exchanging shares into that fund.  Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one fund and the purchase of shares in another fund.  So, your account may be subject to a redemption fee.  Furthermore, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses.  Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.  You should request your exchange prior to market close to obtain that day’s closing NAV per share.  Exchange requests received after the close of the Exchange will be treated as though received on the next business day.

Notwithstanding the above, Advisor Class A, Advisor Class C and Institutional Class shares of the Company’s other Funds may exchange into and out of the No Load Class of the Money Market Fund because the Money Market Fund does not offer Advisor Class A, Advisor Class C or Institutional Class shares.  In all cases involving Advisor Class A share exchanges, shareholders will be required to pay a sales charge only once, assuming they are not eligible for a sales charge waiver.

11

Call 1-800-930-3828 to learn more about the other funds or classes offered by the Company and about exercising your exchange privilege.

Distributions and Taxes

Distributions
Distributions to shareholders of the Fund are generally paid in additional shares of the Fund, with no sales charge, based on the Fund’s NAV per share as of the close of business on the record date for such distributions.  However, you may elect on the Application to receive all of your distributions in cash or reinvest all dividend distributions and send capital gain distributions in cash.

The Fund will ordinarily declare dividends from net investment income on a daily basis and distribute those dividends monthly.  Although the Fund does not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually.  The Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gains distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select cash distributions and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV per share of the Fund and your election will be converted to the purchase of additional shares.

Taxes
The following is a summary of certain United Sates tax considerations relevant under current law, which may be subject to change in the future.  Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents and is based on current tax law.  You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Fund Distributions
The Fund contemplates distributing as dividends each year all or substantially all of its taxable income.  Except as discussed below, you will generally be subject to federal income tax at ordinary rates on the Fund’s distributions to you, regardless whether they are paid in cash or reinvested in Fund shares.  It is anticipated that most of a Fund’s distributions will be taxable to you as ordinary income.

The Fund invests all of its assets in a partnership master portfolio which, in turn, invests substantially all of its assets in debt instruments and not in shares of stock on which dividend income will be received.  As a result, Fund distributions generally will not qualify for the favorable long-term capital gains treatment applicable to “qualifying dividends” for individual shareholders or for the dividends-received deduction for corporations.

IRAs and Other Tax-Qualified Plans
One major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding
On the Application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a percentage of any dividend and redemption or exchange proceeds.  The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  The current withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders
For nonresident aliens, foreign corporations and other foreign investors, Fund distributions will generally be subject to a 30% withholding tax.  The withholding tax may be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.  Different U.S. tax rules may apply to a foreign shareholder if the investment in the Fund is connected to a trade or business of the shareholder in the United States.

12

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes
You may also be subject to state and local taxes on income and gain attributable to your ownership of Fund shares.  State income taxes may not apply, however, to the portions of the Fund’s distributions, if any, that are attributable to interest earned by the Fund on U.S. government securities.  You should consult your tax adviser regarding the tax status of distributions in your state and locality.

More tax information relating to the Fund is provided in the SAI.

Distribution of Shares

Distributor
Kinetics Funds Distributor, Inc. (“KFD”), an affiliate of the Investment Adviser, 555 Taxter Road, Suite 175, Elmsford, New York 10523, is the distributor for the shares of the Fund.  KFD is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

Shareholder Servicing Agents
The Investment Adviser is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts.  These agents have written shareholder servicing agreements with the Investment Adviser and perform these functions on behalf of their clients who own shares of the Fund.  For this service, the Investment Adviser receives an annual shareholder servicing fee from the Fund equal to 0.25% of the Fund’s average daily net assets.

Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Fund and other funds managed by the Investment Adviser or its affiliates.  These payments are made out of the Investment Adviser’s, and/or its affiliates’ own assets and are not an additional charge to the Fund.  The payments are in addition to the shareholder servicing fees described in this Prospectus.  The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Fund over other investment options.  You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

Fund Administrator
U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator to the Fund and Portfolio.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank N.A. serves as Custodian for the Fund’s cash and securities.  The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.  USBFS also acts as the Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

13

Unique Characteristics of Master/Feeder Fund Structure

Unlike other mutual funds that directly acquire and manage their own portfolio securities, the Fund invests all of its investable assets in the Portfolio that is a separately registered investment company.  The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to the Fund, the Portfolio could also sell beneficial interests to other mutual funds or institutional investors.  Such investors would invest in the Portfolio on the same terms and conditions and would pay a proportionate share of the Portfolio’s expenses.  However, other investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Fund should be aware that these differences would result in differences in returns experienced in the different funds that invest in the Portfolio.  Such differences in return are also present in other mutual fund structures.

Smaller funds investing in the Portfolio could be materially affected by the actions of larger funds investing in the Portfolio.  For example, if a large feeder fund were to withdraw from the Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns.  Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk.  However, this possibility also exists for traditionally structured funds that have large or institutional investors.  Funds with a greater pro rata ownership in the Portfolio could have effective voting control of the Portfolio.

Certain changes in the Portfolio’s objective, policies or restrictions might require the Company to withdraw the Fund’s interest in the Portfolio.  Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio).  The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

The Company’s Board of Directors retains its right to withdraw the Fund’s investment from the Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders.  The Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

The SAI contains more information about the Fund and Portfolio, the Master/Feeder Fund Structure and the types of securities in which the Portfolio may invest.

Counsel and Independent Registered Public Accounting Firm

Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996.  Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is the independent registered public accounting firm for the Fund.

14

Financial Highlights

The financial highlights table set forth below is intended to help you understand the Fund’s financial performance for the last five fiscal years.  Most of the information reflects financial results with respect to a single Fund share.  The total returns in the table represent the rates that an investor would have earned (or lost) on an investment in the Money Market Fund (assuming reinvestment of all dividends and distributions).  The financial information was audited by Tait, Weller & Baker LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report and incorporated by reference into the SAI, both of which are available upon request.

The Kinetics Government Money Market Fund

	For the Year Ended December 31,
	2008	2007	2006	2005	2004
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.01	0.04	0.04	0.02	—
Net realized and unrealized gain on investments	—	—	—	—	—
Total from investment operations	0.01	0.04	0.04	0.02	—
Less Distributions:
From net investment income	(0.01)	(0.04)	(0.04)	(0.02)	—
Total distributions	(0.01)	(0.04)	(0.04)	(0.02)	—
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	0.91%	3.77%	4.45%	1.88%	0.00%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$2,688	$1,190	$1,425	$1,052	$1,166
Ratio of operating expenses to average net assets:
Before expense reimbursement	3.55%	6.42%	3.94%	5.08%	2.11%
After expense reimbursement	0.76%	0.98%	0.22%	1.06%	0.98%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.98)%	(1.74)%	0.73%	(2.17)%	(1.13)%
After expense reimbursement	0.81%	3.70%	4.45%	1.85%	0.00%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

(1)	Information presented relates to a share of capital stock outstanding for each period.

15

Kinetics Mutual Funds, Inc.
The Kinetics Government Money Market Fund

Investment Adviser	Kinetics Asset Management, Inc.
and Shareholder Servicing Agent	555 Taxter Road, Suite 175
Elmsford, NY 10523

Legal Counsel	Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

Independent Registered	Tait, Weller & Baker LLP
Public Accounting Firm	1818 Market Street, Suite 2400
Philadelphia, PA 19103-6996

Distributor	Kinetics Funds Distributors, Inc.
555 Taxter Road, Suite 175
Elmsford, NY 10523

Transfer Agent, Fund Accountant,	U.S. Bancorp Fund Services, LLC
and Administrator	615 East Michigan Street
Milwaukee, WI 53202

Custodian	U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

You may obtain the following and other information on the Fund free of charge:

Statement of Additional Information (SAI) dated April 30, 2009
The SAI of the Fund provides more details about the Fund’s policies and management. The Fund’s SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The Fund’s annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

To receive any of these documents or the Fund’s Prospectus, free of charge, to request additional information about the Company or to make shareholder inquiries, please contact us:

By Telephone:                                           By Internet:
1-800-930-3828                                           http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Additionally the foregoing Fund documents are available on the Fund’s website listed above.

SEC:
Information about the Fund (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, D.C.  Please call (202) 551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C.
20549-1520.
 1940 Act File No. 811-09303

16

No Load, Institutional, and Advisor Class A and C

KINETICS MUTUAL FUNDS, INC.

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2009

Fund	Ticker Symbol
	No Load Class	Advisor Class A	Advisor Class C	Institutional Class
The Internet Fund	WWWFX	KINAX	KINCX	N/A
The Global Fund	WWWEX	KGLAX	KGLCX	N/A
The Paradigm Fund	WWNPX	KNPAX	KNPCX	KNPYX
The Medical Fund	MEDRX	KRXAX	KRXCX	N/A
The Small Cap Opportunities Fund	KSCOX	KSOAX	KSOCX	KSCYX
The Market Opportunities Fund	KMKNX	KMKAX	KMKCX	KMKYX
The Water Infrastructure Fund	KWINX	KWIAX	KWICX	KWIIX
The Multi-Disciplinary Fund	KMDNX	KMDAX	KMDCX	KMDYX
The Kinetics Government Money Market Fund	N/A

Each of the series (individually, a “Fund” and collectively, the “Funds”) of Kinetics Mutual Funds, Inc. (the “Company”) is in a master/feeder fund structure.  Each Fund is a feeder fund to a corresponding series (individually, a “Portfolio” and collectively, the “Portfolios”) of Kinetics Portfolios Trust (the “Trust”).  Unlike many other investment companies that directly acquire and manage their own portfolios of securities, the Funds seek their investment objectives by investing all of their investable assets in their corresponding Portfolios.  Each Portfolio (except the Kinetics Government Money Market Portfolio) is an open-end, non-diversified investment company with investment objectives, strategies and policies that are substantially identical to those of its respective feeder Fund.  The Kinetics Government Money Market Portfolio is an open-end, diversified investment company with an investment objective and strategies identical to those of its feeder Fund.

This Statement of Additional Information (“SAI”) provides general information about each of the Funds and the Portfolios.  This SAI is not a Prospectus and should be read in conjunction with the relevant Fund’s current No Load Class Prospectus, Institutional Class Prospectus, or Advisor Class A and Advisor Class C Prospectus, each dated April 30, 2009, as supplemented and amended from time to time, which are incorporated herein by reference.  To obtain a copy of the Funds’ Prospectuses, please write or call the Funds at the address or telephone number below.  To obtain a copy of the Portfolios’ Prospectus and SAI dated April 30, 2009, that provide general information about the Portfolios and are incorporated herein by reference, please write or call the Portfolios at the address or telephone number shown below.

Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
Phone: 1-800-930-3828

The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Company’s most recent Annual Report to shareholders are incorporated by reference into this SAI.  A Fund’s Annual Report may be obtained free of charge upon request by writing or calling the Funds at the address or telephone number shown above.

General Information about Kinetics Mutual Funds, Inc.	2
Description of the Funds	3
Investment Restrictions	5
Investment Policies and Associated Risks	8
Temporary Investments	16
Portfolio Turnover	17
Management of the Funds and the Portfolios	17
Control Persons and Principal Holders of Securities	24
Proxy Voting Policies	35
Investment Adviser	36
Shareholder Servicing	41
Administrative Services	41
Distributor	42
Distribution Plans	43
Custodian	44
Codes of Ethics	44
Valuation of Shares	45
Portfolio Holdings Information	46
Purchasing Shares	47
Redemption of Shares	51
Brokerage	52
Taxes	54
Independent Registered Public Accounting Firm	55
Financial Statements	55
Appendix A	56
Appendix B	64

General Information about Kinetics Mutual Funds, Inc.

The Company is a Maryland corporation, established on March 26, 1999.  The Company is comprised of several series of mutual funds, all of which are open-end investment companies.  The Trust is a Delaware statutory trust, established on March 14, 2000.  The Trust is comprised of several series of mutual funds, all of which are open-end investment companies with investment objectives and strategies identical to those of the individual Funds of the Company.  The Funds and Portfolios are set up in a master/feeder fund structure whereby each Fund is a “feeder” fund that invests all of its investable assets in a corresponding “master” Portfolio.  The principal business office for the Company and the Trust is located at 555 Taxter Road, Suite 175, Elmsford, New York 10523.

General Information about the Investment Adviser

Kinetics Asset Management, Inc. (“Kinetics” or “Adviser” or “Investment Adviser”) is a New York corporation that serves as the investment adviser to the Portfolios.  Founded in 1996, the Adviser provides investment advisory services to the Trust, a family of nine mutual funds with discretionary management authority over approximately $4.671 billion in assets at December 31, 2008.

Capitalization

The authorized capitalization of the Company consists of 1 billion shares of common stock of $0.001 par value per share.  Each share has equal dividend, distribution and liquidation rights.  There are no conversion or preemptive rights applicable to any shares of the Funds.  All shares issued are fully paid and non-assessable.  Each holder of common stock has one vote for each share held.  Voting rights are non-cumulative.

The authorized capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value.  Each share has equal dividend, distribution and liquidation rights.  There are no conversion or preemptive rights applicable to any shares of the Portfolios.  All shares issued are fully paid and non-assessable.  Each holder of shares of beneficial interest has one vote for each share held.  Voting rights are non-cumulative.

Title and Description of Share Classes

The Company and the Trust each currently consists of nine series.  Under the Company’s Articles of Incorporation and a Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended (“1940 Act”), each Fund is permitted to offer several classes of shares as follows: No Load Class, Institutional Class, Advisor Class A and Advisor Class C.  Advisor Class A shares are subject to a front-end sales load and a Rule 12b-1 fee as described in the applicable Prospectus.  Advisor Class C shares are subject to a Rule 12b-1 fee as described in the applicable Prospectus.  The Kinetics Government Money Market Fund is the only Fund that does not to offer shares of the Advisor Classes or the Institutional Class.

All Classes are sold primarily to individuals who purchase shares through Kinetics Funds Distributor, Inc. (“KFDI” or the “Distributor”), the Company’s distributor.  The expenses incurred pursuant to the Rule 12b-1 Plans will be borne solely by Advisor Class A and Advisor Class C shares of the applicable Funds and constitute the only expenses allocated on a Class by Class basis.

The Institutional Class is currently offered only by the Paradigm Fund, the Small Cap Opportunities Fund, the Market Opportunities Fund, the Water Infrastructure Fund and the Multi-Disciplinary Fund.

Rights of Each Share Class

Each share of common stock of a Fund is entitled to one vote in electing Directors and other matters that may be submitted to shareholders for a vote.  All shares of all Classes of each Fund generally have equal voting rights.  However, matters affecting only one particular Fund or Class of shares can be voted on only by shareholders in that Fund or Class.  Only shareholders of Advisor Class A or Advisor Class C shares will be entitled to vote on matters submitted to a shareholder vote with respect to the Rule 12b-1 Plan applicable to such Class.  All shareholders are entitled to receive dividends when and as declared by the Board of Directors from time to time and as further discussed in the Prospectuses.

Master/Feeder Fund Structure

Unlike other mutual funds that directly acquire and manage their own portfolio securities, the Funds invest all of their investable assets in the corresponding Portfolios, which are separately registered investment companies.  Each Portfolio, in turn, invests in securities using the strategies described in the Prospectuses.  Accordingly, a shareholder’s interest in a Portfolio’s underlying investment securities is indirect.  In addition to selling a beneficial interest to the Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors.  Such investors would invest in a Portfolio on the same terms and conditions and would pay a proportionate share of a Portfolio’s expenses.  However, other mutual fund or institutional investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than a Fund.  Shareholders of a Fund should be aware that these differences would result in differences in returns experienced by the different mutual funds or institutional investors of a Portfolio.  Such differences in return are also present in other mutual fund structures.  In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in a Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund’s current operational structure.  The Master/Feeder Fund Structure may also allow each Fund to stabilize its expenses and achieve certain operational efficiencies.  No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Funds stabilizing their expenses or achieving greater operational efficiencies.

The Funds’ methods of operation and shareholder services are not materially affected by their investment in the Portfolios, except that the assets of the Funds may be managed as part of a larger pool of assets.  Since the Funds invest all of their assets in the respective Portfolios, they hold only beneficial interests in the Portfolios; the Portfolios invest directly in individual securities of other issuers.

Certain changes in a Portfolio’s objective, policies and/or restrictions may require the Company to withdraw a Fund’s interest in the corresponding Portfolio.  Any withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio.  The Fund could incur brokerage fees or other transaction costs in converting such securities to cash.  In addition, a distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.  The Company’s Board of Directors retains the right to withdraw the investments of any Fund from the corresponding Portfolio at any time if it determines that such withdrawal would be in the best interest of the Fund’s shareholders.  The Fund would then resume investing directly in individual securities of other issuers or invest in another Portfolio of the Trust.

Smaller funds investing in the Portfolios may be materially affected by the actions of larger funds investing in the Portfolios.  For example, if a large fund withdraws from a Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns.  Additionally, the Portfolios may become less diverse, resulting in increased portfolio risk.  However, this possibility also exists for traditionally structured funds that have large or institutional investors.

Funds with a greater pro rata ownership in a Portfolio could have effective voting control of the operations of the Portfolio.  Whenever the Company is requested to vote on matters pertaining to a Portfolio, the Company will hold a meeting of shareholders of the corresponding Fund and will cast all of its votes in the Portfolio in the same proportion as the Fund’s shareholders.  Shares of a Fund for which no voting instructions have been received will be voted in the same proportion as those shares for which instructions are received.

Description of the Funds

With the exception of the Multi-Disciplinary Fund, the investment objectives listed below are fundamental objectives and therefore cannot be changed without the approval of shareholders.  The investment objective of the Multi-Disciplinary Fund is non-fundamental and can be changed without the approval of shareholders upon 60 days’ notice to shareholders.

The Internet Fund

The Internet Fund is a non-diversified fund with an investment objective of long-term growth of capital.  The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth.  The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio.  Except during temporary defensive periods, the Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in securities of companies engaged in the Internet and Internet-related activities.   The Fund should not be used as a trading vehicle.

The Global Fund

The Global Fund is a non-diversified fund with an investment objective of long-term growth of capital.  The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth.  The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio.  Except during temporary defensive periods, the Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in equity securities of foreign and U.S. companies listed on publicly traded exchanges in countries around the world.   The Fund should not be used as a trading vehicle.  The Fund was formerly known as the Internet Emerging Growth Fund.

The Paradigm Fund

The Paradigm Fund is a non-diversified fund with an investment objective of long-term growth of capital.  The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth.  The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. Except during temporary defensive periods, the Portfolio invests at least 65% of its net assets in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued, that have high returns on equity, and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues.  The Fund should not be used as a trading vehicle.

The Medical Fund

The Medical Fund is a non-diversified fund with an investment objective of long-term growth of capital.  The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth.  The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio.  Except during temporary defensive periods, the Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in securities of domestic and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development.  The Fund should not be used as a trading vehicle.

The Small Cap Opportunities Fund

The Small Cap Opportunities Fund is a non-diversified fund with an investment objective of long-term growth of capital.  The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth.  The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio.  Except during temporary, defensive periods, at least 80% of the Portfolio’s net assets plus any borrowings for investment purposes will be invested in securities of domestic and foreign small capitalization companies that provide attractive valuation opportunities due to lack of institutional ownership, lack of significant analyst coverage, or  short-term earnings disappointments.  The Fund should not be used as a trading vehicle.

The Market Opportunities Fund

The Market Opportunities Fund is a non-diversified fund with an investment objective of long-term capital growth. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth.  The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. Except during temporary defensive periods, the Portfolio invests at least 65% of its net assets in the equity securities of U.S. and foreign companies engaged in capital markets or related to the capital markets and in the gaming industry.  The Fund should not be used as a trading vehicle.

The Water Infrastructure Fund

The Water Infrastructure Fund is a non-diversified fund with a primary investment objective of long-term capital growth and a secondary investment objective of current income.  The Fund seeks to achieve its objectives by investing all of its investable assets in its corresponding Portfolio.  Under normal circumstances, the Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in equity and fixed income securities issued by U.S. and foreign companies engaged in water infrastructure and natural resources with a specific water theme and related activities.  The Fund should not be used as a trading vehicle.

The Multi-Disciplinary Fund

The Multi-Disciplinary Fund is a non-diversified fund with an investment objective of total return.  The Fund seeks to achieve its objective by investing all of its investable assets in its corresponding Portfolio.  The Portfolio’s investment objective is non-fundamental and can be changed without the approval of shareholders upon 60 days’ notice to shareholders.  The Portfolio utilizes a two-part investment strategy.  The Portfolio’s fixed-income component focuses primarily on investment-grade corporate bonds, issued principally in the United States.  Except during temporary defensive periods, the Portfolio will invest at least 65% of its investable assets in fixed-income securities and derivatives.  The Portfolio’s option strategy component focuses on the use of options on companies that the Investment Adviser believes have unique business attributes and/or long-term unique fundamental business characteristics.  The companies that are targeted for various option strategies undergo a fundamental analysis by the Investment Adviser to understand such business as completely as possible.

The Kinetics Government Money Market Fund

The Kinetics Government Money Market Fund is a diversified fund with an investment objective of providing current income consistent with the preservation of capital and maintenance of liquidity.  The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio.  The Portfolio invests primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. Government, its agencies or instrumentalities.  The Portfolio seeks to achieve its investment objective in compliance with applicable laws and regulations, including the provisions of and regulations under the 1940 Act.  In particular, the Portfolio will comply with the various requirements of Rule 2a-7 under the 1940 Act, which regulates money market mutual funds.  The Portfolio will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by any nationally recognized statistical rating organization (“NRSRO”) according to Rule 2a-7.  The Portfolio may change these operational policies to reflect changes in the laws and regulations without the approval of shareholders.

Investment Restrictions

Unless otherwise noted, the Funds and the Portfolios have adopted and are subject to substantially identical fundamental investment restrictions.  The investment restrictions of the Funds may be changed only with the approval of the holders of a majority of the Funds’ outstanding voting securities.  The investment restrictions of the Portfolios may be changed only with the approval of the holders of a majority of the Portfolios’ outstanding voting securities.  As used in this SAI, “a majority of a Fund’s (or Portfolio’s) outstanding voting securities” means the lesser of (1) 67% of the shares of common stock/beneficial interest of the Fund/Portfolio represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of common stock/beneficial interest of the Fund/Portfolio.

1.	Each Fund/Portfolio will not act as underwriter for securities of other issuers.

2.	Each Fund/Portfolio will not make loans amounting to more than 33 1/3% of its total assets (including any collateral posted) or 50% of its total assets (excluding any collateral posted).

3.
With respect to 50% of its total assets, each Fund/Portfolio (other than the Water Infrastructure Fund/Portfolio and the Kinetics Government Money Market Fund/Portfolio) will not invest in the securities of any issuer if as a result the Fund/Portfolio holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.  This policy shall not be deemed violated to the extent that the Funds invest all of their investable assets in the respective Portfolios.  With respect to 75% of the Kinetics Government Money Market Fund’s/Portfolio’s total assets, the Kinetics Government Money Market Fund/Portfolio will not invest more than 5% of its total assets in securities of any one issuer other than U.S. Government Securities.

4.
Each Fund/Portfolio will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that (a) with respect to each Fund/Portfolio other than the Multi-Disciplinary Fund/Portfolio, each Fund/Portfolio may enter into futures contracts and related options and (b) with respect to the Multi-Disciplinary Fund/Portfolio, to the extent permitted by the 1940 Act.

5.
Each Fund/Portfolio (other than the Water Infrastructure Fund/Portfolio and the Multi-Disciplinary Fund/Portfolio) will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.  The Water Infrastructure Fund/Portfolio will not invest more than 15% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.  This policy shall not be deemed violated to the extent that the Funds invest all of their investable assets in the respective Portfolios.

6.
The Internet Fund/Portfolio will not invest in the securities of any one industry except the Internet and Internet-related industries, with the exception of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, if as a result, more than 20% of the Fund’s/Portfolio’s total net assets would be invested in the securities of such industries.  Except during temporary defensive periods, at least 80% of the Fund’s/Portfolio’s total net assets will be invested in the securities of domestic and foreign companies that are engaged in the Internet and Internet-related activities.  This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

7.
The Paradigm Fund/Portfolio will not invest in the securities of any one industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, if as a result more than 20% of the Fund’s/Portfolio’s total net assets would be in the securities of such industries.  This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

8.
The Medical Fund/Portfolio will not invest in the securities of any one industry except in domestic and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, with the exception of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, if as a result, more than 20% of the Fund’s/Portfolio’s total net assets would be invested in the securities of such industry.  Except during temporary defensive periods, not less than 80% of the Fund’s/Portfolio’s total net assets will be invested in the securities of companies engaged in the medical research, pharmaceutical and technology industries and related technology industries, generally, with an emphasis toward publicly traded entities engaged in cancer research and drug development.  This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

9.
The Small Cap Opportunities Fund/Portfolio will not invest in the securities of any one industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, if as a result, more than 20% of the Fund’s/Portfolio’s total net assets would be invested in the securities of such industry.  Except during temporary defensive periods, at least 80% of the Fund’s/Portfolio’s net assets plus any borrowings for investment purposes will be invested in the securities of domestic and foreign small capitalization companies that provide attractive valuation opportunities due to lack of institutional ownership, lack of significant analyst coverage, or short-term earnings disappointments.  This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

10.
The Market Opportunities Fund/Portfolio will not invest in the securities of any one industry, except in the securities of U.S. and foreign companies engaged in capital markets or related to capital markets and in the gaming industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, if, as a result, more than 20% of the Portfolio’s total net assets would be invested in the securities of such industry.  This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

11.
The Global Fund/Portfolio, the Multi-Disciplinary Fund/Portfolio and the Kinetics Government Money Market Fund/Portfolio will not invest in the securities of any one industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, if, as a result, more than 25% of the Portfolio’s total net assets would be invested in the securities of such industry.  This policy shall not be deemed violated to the extent that the Funds invest all of their investable assets in their respective Portfolios.

12.
The Water Infrastructure Fund/Portfolio will not invest in the securities of any one industry except the water infrastructure and natural resources with a specific water theme and related industries, with the exception of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, if, as a result, more than 20% of the Fund’s/Portfolio’s total net assets would be invested in the securities of such industries.  Except during defensive periods, at least 80% of the Fund’s/Portfolio’s total net assets will be invested in the securities of U.S. and foreign companies that are engaged in water infrastructure and natural resources with a specific water theme and related activities.  This policy shall not be deemed violated to the extent that the Fund invests all its investable assets in the Portfolio.

13.
The Funds/Portfolios will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Funds/Portfolios may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

14.	The Funds/Portfolios will not issue senior securities.

With respect to Investment Limitations No. 7 and No. 9 above, utility companies will be divided according to their services; for example, gas, electric and telephone will each be considered a separate industry.  If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the portfolio securities held by a Portfolio will not constitute a violation of such limitation.

Adherence by the Kinetics Government Money Market Fund/Portfolio to the diversification requirements of Rule 2a-7 is deemed to constitute adherence to the diversification requirements of Investment Limitation No. 3 above.

Non-Fundamental Investment Limitations

The following are the Funds’ and Portfolios’ non-fundamental operating policies that may be changed by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively, without shareholder approval.

1.
The Internet Fund/Portfolio, the Medical Fund/Portfolio, the Water Infrastructure Fund/Portfolio and the Small Cap Opportunities Fund/Portfolio will not make any changes in their respective investment policies of investing at least 80% of net assets in the investments suggested by a Fund’s/Portfolio’s name without first providing the Fund’s/Portfolio’s shareholders with at least 60 days’ prior notice.

2.
The Multi-Disciplinary Fund/Portfolio will not invest more than 15% of the value of its total assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.  This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

Investment Policies and Associated Risks

The Funds’ and the corresponding Portfolios’ investment policies and risks are substantially identical.  The following paragraphs provide a more detailed description of the Funds’ and Portfolios’ investment policies and risks identified in the Prospectus.  Unless otherwise noted, the policies described in this SAI pertain to all of the Funds and the corresponding Portfolios, other than the Kinetics Government Money Market Fund.  Furthermore, unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively, without shareholder approval.

Common and Preferred Stock; Convertible Securities

Common stocks are units of ownership of a corporation.  Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  Some preferred stocks may be convertible into common stock.  Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

Debt Securities

The Portfolios (other than the Kinetics Government Money Market Portfolio) may invest in (and the Multi-Disciplinary Portfolio may invest all of its assets in) convertible and non-convertible debt obligations without regard to rating, and as a result, the Portfolios may purchase or hold securities in the lowest rating categories.  Debt securities in these lowest investment grade categories are considered to be below investment grade securities that may not have adequate capacity to pay principal or that otherwise generally lack the characteristics of desirable investments.  As compared to debt securities with higher ratings, these “high risk” securities are vulnerable to nonpayment and depend to a larger degree upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  With the exception of the Multi-Disciplinary Portfolio, at no time will the Portfolios have more than 20% of their respective total assets invested in any debt securities that are rated below investment grade or if the security is unrated, of comparable quality as determined by the Portfolio’s Adviser, either at the time of purchase or as a result of a reduction in rating after purchase.  Please see “Appendix A” to this SAI for a description of debt security ratings.

The fixed-income securities in which the Portfolios may invest are generally subject to interest rate risk, credit risk, market risk and call risk.

Interest Rate Risk. The risk that when interest rates increase, fixed-income securities held by a Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

Credit Risk. This risk relates to the ability of the issuer to meet interest and principal payments, as they become due.  The ratings given a security by rating services such as Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Rating Service (“S&P”) provide a generally useful guide as to such credit risk.  The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security.  Increasing the amount of Portfolio assets invested in unrated or lower-grade securities, while intended to increase the yield produced by those assets, will also increase the credit risk to which those assets are subject.

Market Risk.  All mutual funds are affected by changes in the economy and swings in investment markets.  These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.

Call Risk.   The risk that an issuer will exercise its right to pay principal on an obligation held by a Portfolio (such as an asset-backed security) earlier than expected.  This may happen when there is a decline in interest rates.  Under these circumstances, a Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

When-Issued and Delayed Delivery Transactions

Each Portfolio may purchase short-term obligations on a when-issued or delayed delivery basis.  These transactions are arrangements in which the Portfolios purchase securities with payment and delivery scheduled for a future time.  The seller’s failure to complete these transactions may cause the Portfolios to miss a price or yield considered advantageous.  Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from the purchase prices.

The Portfolios may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so.  In addition, each Portfolio may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates.  A Portfolio may realize short-term profits or losses upon the sale of such commitments.

These transactions are made to secure what is considered to be an advantageous price or yield for a Portfolio.  No fees or other expenses, other than normal transaction costs, are incurred.  However, liquid assets of the Portfolio sufficient to make payment for the securities to be purchased are segregated on the Portfolio’s records at the trade date.  These assets are marked to market daily and are maintained until the transaction is settled.  The Portfolios do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their assets.

Repurchase Agreements - The Kinetics Government Money Market Portfolio

The Kinetics Government Money Market Portfolio may invest in repurchase agreements which are arrangements with banks, broker/dealers, and other recognized financial institutions to sell securities to the Portfolio and to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition.  The Portfolio or its custodian will take possession of the securities subject to the terms of the repurchase agreements, and these securities will be marked to market daily.  To the extent that the original seller does not repurchase the securities from the Portfolio, the Portfolio could receive less than the repurchase price on any sale of such securities.  In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Portfolio might be delayed pending court action.  The Portfolio believes that under the regular procedures normally in effect for custody of the Portfolio’s assets subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Portfolio and allow retention or disposition of such securities.  The Portfolio will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Portfolio’s Adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

Exchange-Traded Funds (ETFs)

Each Portfolio may invest in open-end investment companies whose shares are listed for trading on a national securities exchange or the Nasdaq Market System.  ETF shares typically trade like shares of common stock and provide investment results that generally correspond to the price and yield performance of the component stocks of a widely recognized index such as the S&P 500® Index.  There can be no assurance, however, that this can be accomplished as it may not be possible for an ETF to replicate the composition and relative weightings of the securities of its corresponding index.  ETFs are subject to risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment.  Individual shares of an ETF are generally not redeemable at their net asset value, but trade on an exchange during the day at prices that are normally close to, but not the same as, their net asset value.  There is no assurance that an active trading market will be maintained for the shares of an ETF or that market prices of the shares of an ETF will be close to their net asset values.

Investments in securities of ETFs beyond the limitations set forth in Section 12(d)(1)(A) of the 1940 Act are subject to certain terms and conditions set forth in an exemptive order issued by the SEC to the exchange-traded fund. Section 12(d)(1)(A) states that a mutual fund may not acquire shares of other investment companies, such as ETFs, in excess of: 3% of the total outstanding voting stock of the investment company; 5% of its total assets invested in the investment company; or more than 10%  of the fund’s total assets were to be invested in the aggregate in all investment companies.  The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to a mutual fund’s own expenses.

Each Portfolio may also acquire investment company shares received or acquired as dividends, through offers of exchange or as a result of reorganization, consolidation or merger.  The purchase of shares of other investment companies may result in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs and investment advisory and administrative fees.

Investment Company Securities

Each Portfolio may invest in securities issued by other investment companies to the extent permitted by the 1940 Act.  Under the 1940 Act, each Portfolio’s investments in such securities currently are limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio’s total assets with respect to any one investment company and (iii) 10% of the Portfolio’s total assets with respect to investment companies in the aggregate.  Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses.  Rule 12d1-1 under the 1940 Act permits a Portfolio to invest an unlimited amount of its uninvested cash in a money market fund so long as, among other things, said investment is consistent with the Portfolio’s investment objectives and policies. As a shareholder in an investment company, a Portfolio would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses.

Restricted and Illiquid Securities

Each Portfolio may invest in a limited amount of restricted securities.  Restricted securities are any securities in which the Portfolios may invest pursuant to their investment objective and policies but which are subject to restrictions on resale under federal securities laws.  An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the investment.

Depositary Receipts

The Portfolios may invest in American Depositary Receipts (“ADRs”) and in other forms of depositary receipts, such as International Depositary Receipts (“IDRs”) and Global Depositary Receipts (“GDRs”).  Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  In particular, ADRs represent the right to receive securities of foreign issuers deposited in a bank or other depositary.  ADRs are traded in the United States and the prices of ADRs are quoted in U.S. dollars.  Investments in depositary receipts involve certain inherent risks generally associated with investments in foreign securities, including the following:

Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations.  A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR’s underlying portfolio securities denominated in that currency.  Such changes will affect a Portfolio to the extent that the Portfolio is invested in ADRs comprised of foreign securities.

Taxes.  The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Portfolios and that may ultimately be available for distribution to the Portfolios’ and Funds’ shareholders.

Derivatives

Buying Call and Put Options.  The Portfolios, except the Kinetics Government Money Market Portfolio, may purchase call options.  Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security that each Portfolio intends to purchase.  Prior to its expiration, a call option may be sold in a closing sale transaction.  Any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction cost.

The Portfolios may purchase put options.  By buying a put, each Portfolio has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires.  The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction cost.  Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing (Selling) Call and Put Options.  Each Portfolio, except the Kinetics Government Money Market Portfolio, may write covered options on equity and debt securities and indices.  The Multi-Disciplinary Portfolio may write up to 90% of its net assets in put options on equity and, to a limited extent, debt securities and indices, for hedging or non-hedging purposes.  The Multi-Disciplinary Portfolio may also write more than 5% of its net assets on covered call options on equity and debt securities and indices.  In the case of call options, so long as a Portfolio is obligated as the writer of a call option, it will own the underlying security subject to the option and, in the case of put options, it will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

Covered call options written by a Portfolio give the holder the right to buy the underlying securities from the Portfolio at a stated exercise price.  A call option written by a Portfolio is “covered” if the Portfolio owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio.  A call option is also covered if a Portfolio holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash and high grade debt securities in a segregated account with its custodian bank. The Portfolios may purchase securities, which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Portfolios.  A Portfolio’s turnover may increase through the exercise of a call option; this will generally occur if the market value of a “covered” security increases and the Portfolio has not entered into a closing purchase transaction.

As a writer of an option, each Portfolio receives a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price.  The premium serves to mitigate the effect of any depreciation in the market value of the security.  The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand, and the interest rates.

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the obligation.  Exercise of a call option by the purchaser will cause a Portfolio to forego future appreciation of the securities covered by the option.  Whether or not an option expires unexercised, the writer retains the amount of the premium.  This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.  If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security.  Thus during the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price.  It retains the risk of the loss should the price of the underlying security or foreign currency decline.  Writing call options also involves risks relating to a Portfolio’s ability to close out the option it has written.

Each Portfolio may write exchange-traded call options on its securities.  Call options may be written on portfolio securities indices, or foreign currencies.  With respect to securities and foreign currencies, each Portfolio may write call and put options on an exchange or over-the-counter.  Call options on portfolio securities will be covered since the Portfolio will own the underlying securities.  Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be “covered” by identifying the specific portfolio securities being hedged.  Options on foreign currencies will be covered by securities denominated in that currency.  Options on securities indices will be covered by securities that substantially replicate the movement of the index.

A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period.  When a Portfolio writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price.  However, the Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls bellows the exercise price) at any time during the option period.  If the price of the underlying security falls below the exercise price, the Portfolio may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.  Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price.  A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price.  However, the writer of the put option has retained the opportunity for appreciation above the exercise price should the market price of the underlying security or foreign currency increase.  Writing put options also involves risks relating to a Portfolio’s ability to close out the option that it has written.

The writer of an option who wishes to terminate its obligation may effect a “closing purchase transaction” by buying an option of the same series as the option previously written.  The effect of the purchase is that the clearing corporation will cancel the writer’s position.  However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option.  There is also no guarantee that a Portfolio will be able to effect a closing purchase transaction for the options it has written.

Effecting a closing purchase transaction in the case of a written call option will permit a Portfolio to write another call option on the underlying security with a different exercise price, expiration date, or both.  Effecting a closing purchase transaction will also permit a Portfolio to use cash or proceeds from the investments.  If a Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

A Portfolio will realize a profit from a closing purchase transaction if the price of the transaction is less than the premium received from writing the option.  Likewise, a Portfolio will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Portfolio.

Writing Over-The-Counter (“OTC”) Options.  Each Portfolio, except the Kinetics Government Money Market Portfolio and the Multi-Disciplinary Portfolio, may engage in options transactions that trade on the OTC market to the same extent that it intends to engage in exchange-traded options.  The Multi-Disciplinary Portfolio may invest to a limited extent in OTC options.  Just as with exchange-traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price.  However, OTC options differ from exchange-traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange-traded options, through a clearing corporation.  Thus, there is a risk of non-performance by the dealer.  Because there is no exchange, pricing is typically done by reference to information obtained from market makers.  Since OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction.  There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time.  Consequently, a Portfolio may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it.  Similarly, when a Portfolio writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option.  If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised.  Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so.  Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer.  Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The staff of the Securities and Exchange Commission (“SEC”) has often taken the position that purchased OTC options and the assets used to “cover” written OTC options are illiquid securities and therefore are subject to the SEC limitations on investments in illiquid securities.

Futures Contracts.  Each Portfolio, except the Kinetics Government Money Market Portfolio, may buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions.  A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck.  A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.  Although stock index futures contracts call for the actual taking or delivery of cash, in most cases each Portfolio expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

Each Portfolio will incur brokerage fees when it purchases and sells stock index futures contracts, and at the time a Portfolio purchases or sells a stock index futures contract, it must make a good faith deposit known as the “initial margin”.  Thereafter, a Portfolio may need to make subsequent deposits, known as “variation margin”, to reflect changes in the level of the stock index.  Each Portfolio may buy or sell a stock index futures contract so long as the sum of the amount of margin deposits on open positions with respect to all stock index futures contracts does not exceed 10% of the Water Infrastructure Portfolio’s total assets or 5% of each other Portfolio’s net assets.

To the extent a Portfolio enters into a stock index futures contract, it will maintain with its custodian bank (to the extent required by the rules of the SEC) assets in a segregated account to cover its obligations.  Such assets may consist of cash, cash equivalents, or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments.

Risks Associated With Options and Futures.  Although each Portfolio, except the Kinetics Government Money Market Portfolio, may write covered call options and purchase and sell stock index futures contracts to hedge against declines in market value of their portfolio securities, the use of these instruments involves certain risks.  As the writer of covered call options, a Portfolio receives a premium but loses any opportunity to profit from an increase in the market price of the underlying securities, though the premium received may partially offset such loss.

Although stock index futures contracts may be useful in hedging against adverse changes in the value of a Portfolio’s investment securities, they are derivative instruments that are subject to a number of risks.  During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of a Portfolio’s investments.  In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations.  Changes in the market value of a Portfolio’s investment securities may differ substantially from the changes anticipated by the Portfolio when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than the Portfolio’s initial investment in such a contract.

Successful use of futures contracts depends upon the Adviser’s ability to correctly predict movements in the securities markets generally or of a particular segment of a securities market.  No assurance can be given that the Adviser’s judgment in this respect will be correct.

The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person may hold or control in a particular futures contract.  Trading limits are imposed on the number of contracts that any person may trade on a particular trading day.  An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions.  These trading and positions limits will not have an adverse impact on a Portfolio’s strategies for hedging its securities.

Participatory Notes.  The Global Portfolio may invest in participatory notes issued by banks or broker-dealers that are designed to replicate the performance of certain issuers and markets. Participatory notes are a type of equity-linked derivative which generally are traded over-the-counter. The performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate.  In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the Portfolio. Participatory notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and the Portfolio is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the securities underlying such participatory notes. Participatory notes involve transaction costs. Participatory notes may be considered illiquid and, therefore, participatory notes considered illiquid will be subject to the Portfolio’s percentage limitation for investments in illiquid securities.

Interest Rate Swaps, Total Rate of Return Swaps, Credit Swaps, Interest Rate Floors, Caps and Collars and Currency Swaps – The Multi-Disciplinary Portfolio

The Multi-Disciplinary Portfolio may enter into swap transactions and transactions involving interest rate floors, caps and collars for hedging purposes or to seek to increase total return. These instruments are privately negotiated over-the-counter derivative products. A great deal of flexibility is possible in the way these instruments are structured.  Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.  The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. An interest rate collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Credit swaps are contracts involving the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or, in the case of credit default swaps, the right to receive or make a payment from the other party, upon the occurrence of specific credit events. The Portfolio also may enter into currency swaps, which involve the exchange of the rights of the Portfolio and another party to make or receive payments in specific currencies.

Some transactions, such as interest rate swaps and total rate of return swaps are entered into on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.  If the other party to such a transaction defaults, the Portfolio’s risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any.  In contrast, other transactions involve the payment of the gross amount owed. For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by the Portfolio under a swap or an interest rate floor, cap or collar is covered by segregated cash or liquid assets, the Portfolio and the Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio’s borrowing restrictions.

Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default by the issuer of the debt obligation. The use of credit default swaps may be limited by the Portfolio’s limitation on illiquid investments.

When used for hedging purposes, the Portfolio would be the buyer of a credit default swap contract. In that case, the Portfolio would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or non-U.S. issuer, on the debt obligation. In return, the Portfolio would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. Credit default swaps involve the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk − that the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default.

When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

The Portfolio will not enter into a total rate of return, credit, currency or interest rate swap or interest rate floor, cap or collar transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P or Fitch, or A or Prime-1 or better by Moody’s or a comparable rating from another organization that is recognized as an NRSRO or, if unrated by such rating organization, is determined to be of comparable quality by the Adviser.  If there is a default by the other party to such transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.  The use of interest rate, total rate of return, credit and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecast of market values, interest rates and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

Distressed Investments

Each Portfolio, other than the Multi-Disciplinary Portfolio and the Kinetics Government Money Market Portfolio, may invest up to 5% of its assets in securities of companies that are in financial distress (i.e., involved in bankruptcy or reorganization proceedings).  The Multi-Disciplinary Portfolio may invest up to 15% of its total assets in securities of companies that are in financial distress.  These securities may include, among other things, senior or subordinated fixed income securities, common stock, preferred stock, warrants and other kinds of indebtedness.  There can be no assurance that the Adviser will correctly evaluate all the factors that could affect the outcome of an investment in these types of securities.  Financially distressed securities involve considerable risk that can result in substantial or even total loss on a Portfolio’s investment.

It is often difficult to obtain information as to the true condition of financially distressed securities.  These securities are often subject to litigation among the participants in bankruptcy or reorganization proceedings.  Such investments may also be adversely affected by federal and state laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and a bankruptcy court’s power to disallow, reduce, subordinate or disenfranchise particular claims.  These and other factors contribute to above-average price volatility and abrupt and erratic movements of the market prices of these securities.  In addition, the spread between the bid and asked prices of such securities may be greater than normally expected and it may take a number of years for the market price of such securities to reflect their intrinsic value.

Securities of financially troubled companies require active monitoring and may, at times, require participation in bankruptcy or reorganization proceedings by the Adviser.  To the extent that the Adviser becomes involved in such proceedings, the Adviser may have a more active participation in the affairs of the issuer than that assumed generally by a shareholder, and such participation may generate higher legal fees and other transaction costs relating to the investment than would normally be the case.

In bankruptcy and other forms of corporate reorganization, there exists the risk that the reorganization will: (1) be unsuccessful (due to, for example, failure to obtain the necessary approvals); (2) be delayed (for example, until various liabilities, actual or contingent, have been satisfied); or (3) result in a distribution of cash or a new security the value of which will be less than the purchase price of the security in respect to which such distribution was made.

Temporary Investments

Due to the changing nature of the Internet and related companies, the national economy and market conditions, the Internet Fund or the corresponding Portfolio may, as a temporary defensive measure, invest without limitation, in short-term debt securities and money market securities with a rating of A2-P2 or higher.

Due to the changing nature of the medical research, biopharmaceutical and treatment industry, the national economy and market conditions, the Medical Fund or the corresponding Portfolio may, as a temporary defensive measure, invest without limitation, in short-term money market securities with a rating of A2-P2 or higher.

To respond to adverse market, economic, political or other conditions, the Global Portfolio, the Paradigm Portfolio, the Small Cap Opportunities Portfolio, the Market Opportunities Portfolio and the Multi-Disciplinary Portfolio each may invest up to 100% of its assets in high quality, U.S. short-term debt securities and money market instruments.  The Global Portfolio, the Paradigm Portfolio and the Market Opportunities Portfolio each may invest up to 35% of its assets, and the Small Cap Opportunities Portfolio each may invest up to 20% of its assets, at the time of purchase in these securities to maintain liquidity.

Due to the changing nature of the water infrastructure and natural resources and related industries, the national economy and market conditions, the Water Infrastructure Fund or the corresponding Portfolio may, as a temporary defensive measure, invest without limitation, in short-term debt securities and money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, each Portfolio, except the Kinetics Government Money Market Portfolio, may also hold a portion of their assets in cash or U.S. short-term money market instruments.  Certificates of deposit purchased by the Portfolios will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers’ acceptances purchased by the Portfolios will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion.  Each Portfolio anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Portfolio is in a temporary defensive posture.

Portfolio Turnover

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, both the Funds and the Portfolios must distribute substantially all of their net income to shareholders generally on an annual basis.  Thus, the Portfolios may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement.  The Portfolios do not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.  Portfolio turnover rates may vary depending on the volume of buying and selling activities.  Rates over 100% are considered high.  The table below shows the portfolio turnover rates for the past two fiscal years.  Portfolio turnover is reported at the Portfolio level.

Portfolio turnover rate for:	Fiscal Year Ended December 31, 2008	Fiscal Year Ended December 31, 2007
The Internet Portfolio	19%	15%
The Global Portfolio	98%(1)	22%
The Paradigm Portfolio	34%(2)	8%
The Medical Portfolio	28%	38%
The Small Cap Opportunities Portfolio	16%	17%
The Kinetics Government Money Market Portfolio	N/A	N/A
The Market Opportunities Portfolio	77%(3)	14%
The Water Infrastructure Portfolio	66%	7%(4)
The Multi-Disciplinary Portfolio(5)	N/A	N/A

(1)	The increase in portfolio turnover was as a result of a change in the Fund’s investment strategy, which was effective March 14, 2008.
(2)	The increase in portfolio turnover was as a result of meeting liquidity needs due to redemptions.
(3)	The increase in portfolio turnover was as a result of meeting liquidity needs due to redemptions.
(4)	For the period June 29, 2007 through December 31, 2007.
(5)
The Portfolio commenced operations February 11, 2008.  For the period from February 11, 2008 through December 31, 2008, the Portfolio did not hold any long term securities; therefore the portfolio turnover is not applicable.

Management of the Funds and the Portfolios

Board of Directors/Board of Trustees

The management and affairs of the Funds and the Portfolios are supervised by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively.  Each Board consists of the same eight individuals, five of whom are not “interested persons” of the Company or the Trust as that term is defined in the 1940 Act.  The Directors are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Maryland in this regard.  The Trustees are fiduciaries for the Portfolios’ shareholders and are governed by the laws of the State of Delaware in this regard.  Each Board establishes policies for the operation of the Funds and the Portfolios and appoints the officers who conduct the daily business of the Funds and the Portfolios.  The Board has appointed Mr. Jay Kesslen, of the Advisor, as its Anti-Money Laundering Officer.  Officers and Directors/Trustees of the Company and the Trust are listed below with their ages, addresses, present positions with the Company and Trust and principal occupations over at least the last five years.  Each Director/Trustee may be contacted by writing to the Director/Trustee c/o Kinetics Mutual Funds, Inc., 555 Taxter Road, Suite 175, Elmsford, New York, 10523.

Independent Directors/Trustees

Name, Address and Age	Position(s) Held with Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex** Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee
Steven T. Russell (45) c/o Kinetics Asset Management, Inc. 555 Taxter Road, Suite 175 Elmsford, New York 10523	Independent Director/ Independent Trustee	Indefinite/ 9 years	Attorney and Counselor at Law, Partner, Law firm of Russell and Fig (since September 2002); Steven Russell Law Firm (1994 to 2002); Professor of Business Law, Suffolk County Community College (1997 to Present).	18	N/A
Douglas Cohen CPA (47) c/o Kinetics Asset Management, Inc. 555 Taxter Road, Suite 175 Elmsford, New York 10523	Independent Director/ Independent Trustee	Indefinite/ 9 years	Sunrise Credit Services, Inc. (2005 to Present); Wagner & Zwerman, LLP Certified Public Accountant (1997 to 2005).	18	Director, The Kinetics Funds (a private investment company).
William J. Graham (47) c/o Kinetics Asset Management, Inc. 555 Taxter Road, Suite 175 Elmsford, New York 10523	Independent Director/ Independent Trustee	Indefinite/ 9 years	Attorney, William J. Graham, PC (2001 to Present); Bracken & Margolin, LLP (1997 to 2001)	18	N/A
Joseph E. Breslin (55) c/o Kinetics Asset Management, Inc. 555 Taxter Road, Suite 175 Elmsford, New York 10523	Independent Director/ Independent Trustee	Indefinite/ 9 years	Chief Operating Officer, Central Park Credit Holdings, (2007 – Present) Chief Operating Officer, Aladdin Capital Management, LLC (2005 - 2007); Independent Consultant, Independence Community Bank (2003-2005).	18	Trustee, AIP Alternative Strategies Funds (2 portfolios); Trustee, Underlying Funds Trust (13 portfolios).

Name, Address and Age	Position(s) Held with Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex** Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee
James M. Breen (50) 555 Taxter Road, Suite 175 Elmsford, New York 10523	Independent Director/ Independent Trustee	Indefinite/ Appointed December 2008	Assistant Attaché Immigration & Customs Enforcement, Pretoria, South Africa (2008 to present); Immigration & Customs Enforcement Representative, Athens, Greece (2006 to 2008); Immigration & Customs Enforcement, Senior Special Agent, Miami, FL (2000 to 2008).	18	N/A

Interested Directors/Trustees & Officers

Name, Address and Age	Position(s) Held with the Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex** Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee
Murray Stahl* (55) c/o Kinetics Asset Management, Inc. 555 Taxter Road, Suite 175 Elmsford, New York 10523	Director/Trustee, Secretary	Indefinite/ 9 years	Chairman, The FRMO Corp. (2001 to Present) (provides consulting services to private investment funds and research services with respect to marketable securities); Chairman, Horizon Asset Management, Inc. (an investment adviser) (1994 to Present); Director of Research, Kinetics Asset Management and Kinetics Mutual Funds, Inc. (2002 to Present).	18	Chairman of Horizon Asset Management, Inc.; Chairman of FRMO Corporation.

Peter B. Doyle* (46) c/o Kinetics Asset Management, Inc. 555 Taxter Road, Suite 175 Elmsford, New York 10523	Director/Trustee, President & Chairman of the Board	Indefinite/ 7 years	President, Kinetics Asset Management, Inc. and Kinetics Funds Distributors, Inc. (2002 to Present); Director, Kinetics Advisers, LLC (2000 to Present); Director and Officer, Horizon Asset Management, Inc. (1994 to Present); Chief Investment Strategist, Kinetics Asset Management, Inc. and Kinetics Mutual Funds, Inc. (1998 to Present).	18	Director, The Kinetics Funds (a private investment company); Director and Officer of FRMO Corporation.
Leonid Polyakov* (50) c/o Kinetics Asset Management, Inc. 555 Taxter Road, Suite 175 Elmsford, New York 10523	Director/Trustee & Treasurer	Indefinite/ 7 years	CFO, Kinetics Asset Management, Inc. (2000 to Present); President, Kinetics Funds Distributor, Inc. (2002 to Present); Director, Kinetics Advisers, LLC (2000 to Present); CFO, KBD Securities, LLC (2000 to Present).	18	Director, The Kinetics Funds (a private investment company).
*	Directors/Trustees who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act because of their association with the Adviser and its affiliates.
**	The term “fund complex” refers to the Company and the Trust, which hold themselves out as related for investment purposes.

Board Committees

The Board has two standing committees as described below:

Audit Committee
Members	Description	# of Meetings during Past Fiscal Year
James M. Breen Joseph E. Breslin Douglas Cohen, CPA* William J. Graham Steven T. Russell	Responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Funds/Portfolios.	The Committee met two times during the year ended December 31, 2008.

Pricing Committee
Members	Description	# of Meetings during Past Fiscal Year
James M. Breen Joseph E. Breslin* Douglas Cohen William J. Graham Steven T. Russell
Responsible for (1) monitoring the valuation of the Portfolios’ securities and other investments; and (2) as required by the Portfolios’ valuation policies, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations shall be reported to the full Board.
The Committee met once during the year ended December 31, 2008.
* Designates the Chairperson of the respective Committee.

Board Interest in the Funds

As of December 31, 2008, the Directors/Trustees owned the following amounts in the Funds and in all of the Funds/Portfolios overseen by the Directors/Trustees:

Name of Director/Trustee	Dollar Range of Equity Securities in the Funds		Aggregate Dollar Range of Equity Securities in All Funds/Portfolios Overseen by Director/Trustee
INDEPENDENT DIRECTORS/TRUSTEES
Steven T. Russell	Internet Fund	None	None
	Global Fund	None
	Paradigm Fund	None
	Medical Fund	None
	Small Cap Opportunities Fund	None
	Market Opportunities Fund	None
	Kinetics Government Money Market Fund	None
	Water Infrastructure Fund	None
	Multi-Disciplinary Fund	None
Douglas Cohen	Internet Fund	None	$10,001-$50,000
	Global Fund	None
	Paradigm Fund	$10,001-$50,000
	Medical Fund	None
	Small Cap Opportunities Fund	None
	Market Opportunities Fund	None
	Kinetics Government Money Market Fund	None
	Water Infrastructure Fund	None
	Multi-Disciplinary Fund	None
William J. Graham	Internet Fund	None	None
	Global Fund	None
	Paradigm Fund	None
	Medical Fund	None
	Small Cap Opportunities Fund	None
	Market Opportunities Fund	None
	Kinetics Government Money Market Fund	None
	Water Infrastructure Fund	None
	Multi-Disciplinary Fund	None

Name of Director/Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Funds/Portfolios Overseen by Director/Trustee

Joseph E. Breslin	Internet Fund	None	$50,001- 100,000
	Global Fund	None
	Paradigm Fund	$50,001-$100,000
	Medical Fund	None
	Small Cap Opportunities Fund	None
	Market Opportunities Fund	$10,001-$50,000
	Kinetics Government Money Market Fund	None
	Water Infrastructure Fund	None
	Multi-Disciplinary Fund	None
James M. Breen	Internet Fund	None	$10,001-$50,000
	Global Fund	None
	Paradigm Fund	$10,001-$50,000
	Medical Fund	None
	Small Cap Opportunities Fund	None
	Market Opportunities Fund	None
	Kinetics Government Money Market Fund	None
	Water Infrastructure Fund	None
	Multi-Disciplinary Fund	None

INTERESTED DIRECTORS/TRUSTEES
Murray Stahl	Internet Fund	None	$50,001-$100,000
	Global Fund	None
	Paradigm Fund	$50,001-$100,000
	Medical Fund	None
	Small Cap Opportunities Fund	$10,001-$50,000
	Market Opportunities Fund	$1-$10,000
	Kinetics Government Money Market Fund	None
	Water Infrastructure Fund	None
	Multi-Disciplinary Fund	None
Leonid Polyakov	Internet Fund	$1-$10,000	Over $100,000
	Global Fund	$1-$10,000
	Paradigm Fund	$50,001-$100,000
	Medical Fund	$10,001-$50,000
	Small Cap Opportunities Fund	$50,001-$100,000
	Market Opportunities Fund	$10,001-$50,000
	Kinetics Government Money Market Fund	None
	Water Infrastructure Fund	None
	Multi-Disciplinary Fund	None

Peter B. Doyle	Internet Fund	$1-$10,000	Over $100,000
	Global Fund	Over $100,000
	Paradigm Fund	Over $100,000
	Medical Fund	None
	Small Cap Opportunities Fund	Over $100,000
	Market Opportunities Fund	Over $100,000
	Kinetics Government Money Market Fund	None
	Water Infrastructure Fund	None
	Multi-Disciplinary Fund	None

Compensation

For their service as Directors of the Company and Trustees of the Trust, the Independent Directors/Independent Trustees receive an aggregate fee of $19,000 per year and $2,500 per Board meeting attended, with an additional $1,500 for each Pricing and/or Audit Committee meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings.  In addition, each Committee Chairman of the Company and the Trust (such as the Audit Committee or Pricing Committee) receives an additional fee of $5,000 per year for his service as chairman.  The “interested persons” who serve as Directors of the Company or Trustees of the Trust receive no compensation for their service as Directors or Trustees.  None of the executive officers receive compensation from the Funds or the Portfolios except the Company’s/Trust’s Chief Compliance Officer.  The following table provides compensation information for the Directors/Trustees for the year-ended December 31, 2008.

Compensation Table

Name and Position	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued as Part of Fund/Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex Paid to Directors/Trustees**
Interested Directors/Trustees
Murray Stahl*	None	None	None	None
Peter B. Doyle*	None	None	None	None
Leonid Polyakov*	None	None	None	None
Independent Directors/Trustees
Steven T. Russell	$16,000	None	None	$35,000
Douglas Cohen	$18,500	None	None	$40,000
William J. Graham	$16,000	None	None	$35,000
Joseph E. Breslin	$21,000	None	None	$40,000
John J. Sullivan***	$16,000	None	None	$35,000
James M. Breen****	None	None	None	None
*	“Interested person” as defined under the 1940 Act.
**	Includes compensation paid by Kinetics Portfolios Trust.
***	As of April 17, 2009, Mr. Sullivan resigned as an Independent Trustee of the Board of Directors/Trustees.
****	Mr. Breen was appointed as an Independent Trustee by the Board of Directors/Trustees on December 5, 2008.

Control Persons and Principal Holders of Securities

The following table provides the name and address of any person who owned of record or beneficially 5% or more of the outstanding shares of a Fund as of March 31, 2009 (a “principal shareholder”).  A control person is one who owns beneficially either directly or through controlled companies more than 25% of the voting securities of a company or who acknowledges or asserts the existence of control.

The Internet Fund
(No Load Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC FBO Its Customers P.O. Box 3730 New York, NY 10008-3730	Fidelity Management & Research Co.	DE	29.35%	Record
Charles Schwab & Co., Inc. FBO Its Customers 101 Montgomery Street San Francisco, CA 94104-4151	N/A	N/A	12.71%	Record
Ameritrade, Inc. 4211 S. 102nd Street Omaha, NE 68127-1123	N/A	N/A	7.88%	Record

(Advisor Class A Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
UBS Financial Services Inc. 1000 Harbor Blvd. Weehawken, NJ 07086-6761	N/A	N/A	21.42%	Record
Janney Montgomery Scott LLC 1801 Market Street Philadelphia, PA 19103-1628	N/A	N/A	14.80%	Record
Morgan Keegan Inc. FBO Its Customers 50 North Front Street Memphis, TN 38103-2126	N/A	N/A	11.15%	Record
Oppenheimer & Co. Inc. 125 Broad Street Floor 15 New York, NY 10004-2464	N/A	N/A	8.81%	Record
Merrill Lynch Pierce Fenner & Smith FBO Its Customers 4800 Deer Lake Dr. E Jacksonville, FL 32246-6484	N/A	N/A	6.45%	Record

(Advisor Class C Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Merrill Lynch Pierce, Fenner & Smith FBO Its Customers 4800 Deer Lake Dr E Jacksonville, FL 32246-6484	Merrill Lynch, Pierce, Fenner & Smith Incorporated	DE	64.94%	Record
Morgan Keegan Inc. FBO Its Customers 50 North Front Street Memphis, TN 38103-2126	Morgan Keegan & Company, Inc.	TN	29.59%	Record

The Global Fund
(No Load Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC FBO Its Customers P.O. Box 3730 New York, NY 10008-3730	Fidelity Management & Research Co.	DE	28.39%	Beneficial
Kinetics Asset Management, Inc. 555 Taxter Road, Suite 175 Elmsford, NY 10523-2314	N/A	N/A	13.63%	Beneficial
Charles Schwab & Co, Inc. FBO Its Customers 101 Montgomery Street San Francisco, CA 94104-4151	N/A	N/A	10.09%	Record

(Advisor Class A Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Janney Montgomery Scott LLC 1801 Market Street Philadelphia, PA 19103-1628	Janney Montgomery Scott LLC	DE	58.79%	Record
National Financial Services, LLC FBO Its Customers P.O. Box 3730 New York, NY 10008-3730	Fidelity Management & Research Co.	DE	33.59%	Record
Kinetics Asset Management, Inc. 555 Taxter Road, Suite 175 Elmsford, NY 10523-2314	N/A	N/A	7.62%	Record

(Advisor Class C Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Janney Montgomery Scott LLC 1801 Market Street Philadelphia, PA 19103-1628	Janney Montgomery Scott LLC	DE	51.05%	Record
Kinetics Asset Management, Inc. 555 Taxter Road, Suite 175 Elmsford, NY 10523-2314	Kinetics Asset Management, Inc.	NY	48.95%	Record

The Paradigm Fund

(No Load Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. FBO Its Customers 101 Montgomery Street San Francisco, CA 94104-4151	The Charles Schwab Corporation	DE	37.84%	Record
National Financial Services, LLC FBO Its Customers P.O. Box 3730 New York, NY 10008-3730	N/A	N/A	23.81%	Record
Pershing LLC One Pershing Plaza Jersey City, NJ 07399-0002	N/A	N/A	12.03%	Record
Prudential Investment Management 100 Mulberry Street 3 Gateway Ctr Ste 11 Newark, NJ 07102-4000	N/A	N/A	5.09%	Record

(Advisor Class A Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Janney Montgomery Scott LLC 1801 Market Street Philadelphia, PA 19103-1628	N/A	N/A	11.80%	Record
National Financial Services, LLC FBO Its Customers P.O. Box 3730 New York, NY 10008-3730	N/A	N/A	8.66%	Record
Pershing LLC One Pershing Plaza Jersey City, NJ 07399-0002	N/A	N/A	8.38%	Record
UBS Financial Services Inc. 1000 Harbor Boulevard Weehawken, NJ 07086-8154	N/A	N/A	7.02%	Record

(Advisor Class C Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
First Clearing, LLC 1 North Jefferson Avenue Saint Louis, MO 63103-2205	N/A	N/A	12.03%	Record
Pershing LLC One Pershing Plaza Jersey City, NJ 07399-0002	N/A	N/A	11.24%	Record
Citigroup Global Markets 333 West 34th Street, Floor 3 New York, NY 10001-2402	N/A	N/A	7.98%	Record
Merrill Lynch Pierce, Fenner & Smith FBO Its Customers 4800 Deer Lake Dr E Jacksonville, FL 32246-6484	N/A	N/A	6.15%	Record

(Institutional Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. FBO Its Customers 101 Montgomery Street San Francisco, CA 94104-4151	The Charles Schwab Corporation	DE	32.92%	Record
Prudential Investment Management 100 Mulberry Street 3 Gateway Ctr Ste 11 Newark, NJ 07102-4000	N/A	N/A	14.04%	Record
National Financial Services, LLC P.O. Box 3730 New York, NY 10008-3730	N/A	N/A	12.90%	Record
Citigroup Global Markets Inc. 333 West 34th Street 3rd Floor New York, NY 10001-2402	N/A	N/A	9.67%	Record

The Medical Fund

(No Load Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC FBO Its Customers P.O. Box 3730 New York, NY 10008-3730	Fidelity Management & Research Co.	DE	28.60%	Record
Charles Schwab & Co., Inc. FBO Its Customers 101 Montgomery Street San Francisco, CA 94104-4151	N/A	N/A	24.48%	Record

(Advisor Class A Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
UBS Financial Services Inc. 1000 Harbor Boulevard Weehawken, NJ 07086-8154	N/A	N/A	17.53%	Record
Merrill Lynch Pierce Fenner & Smith FBO Its Customers 4800 Deer Lake Drive E Jacksonville, FL 32246-6484	N/A	N/A	17.44%	Record
Pershing LLC One Pershing Plaza Jersey City, NJ 07399-0002	N/A	N/A	11.68%	Record
First Clearing, LLC 1 North Jefferson Avenue Saint Louis, MO 63103-2205	N/A	N/A	9.84%	Record
Janney Montgomery Scott LLC 1801 Market Street Philadelphia, PA 19103-1628	N/A	N/A	5.76%	Record

(Advisor Class C Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Merrill Lynch Pierce Fenner & Smith FBO Its Customers 4800 Deer Lake Drive E Jacksonville, FL 32246-6484	Merrill Lynch, Pierce, Fenner & Smith Incorporated	DE	48.68%	Record
First Clearing, LLC 1 North Jefferson Avenue Saint Louis, MO 63103-2205	N/A	N/A	17.51%	Record
Janney Montgomery Scott LLC 1801 Market Street Philadelphia, PA 19103-1628	N/A	N/A	12.22%	Record
UBS Financial Services Inc. 1000 Harbor Boulevard Weehawken, NJ 07086-8154	N/A	N/A	7.29%	Record
Pershing LLC One Pershing Plaza Jersey City, NJ 07399-0002	N/A	N/A	6.73%	Record

The Small Cap Opportunities Fund
(No Load Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC. FBO Its Customers P.O. Box 3730 New York, NY 10008-3730	Fidelity Management & Research Co.	DE	51.61%	Record
Charles Schwab & Co., Inc. FBO Its Customers 101 Montgomery Street San Francisco, CA 94104-4151	N/A	N/A	21.69%	Record
Prudential Investment Management 100 Mulberry Street 3 Gateway Ctr Ste 11 Newark, NJ 07102-4000	N/A	N/A	6.74%	Record

(Institutional Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Prudential Investment Management 100 Mulberry Street 3 Gateway Ctr Ste 11 Newark, NJ 07102-4000	Prudential Investment Management, Inc.	NJ	77.87%	Record
National Financial Services, LLC FBO Its Customers P.O. Box 3730 New York, NY 10008-3730	N/A	N/A	8.65%	Record

(Advisor Class C Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Citigroup Global Markets Inc. 333 West 34th Street 3rd Floor New York, NY 10001-2402	Citigroup Global Markets, Inc.	NY	41.25%	Record
Merrill Lynch Pierce, Fenner & Smith FBO Its Customers 4800 Deer Lake Dr E Jacksonville, FL 32246-6484	N/A	N/A	8.30%	Record
First Clearing, LLC 1 North Jefferson Avenue Saint Louis, MO 63103-2205	N/A	N/A	6.75%	Record

National Financial Services, LLC FBO Its Customers P.O. Box 3730 New York, NY 10008-3730	N/A	N/A	6.64%	Record

The Market Opportunities Fund
(No Load Shares)
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC P.O. Box 3730 New York, NY 10008-3730	Fidelity Management & Research Co.	DE	47.54%	Beneficial
First Clearing, LLC 1 North Jefferson Avenue Saint Louis, MO 63103-2205	First Clearing, LLC	MO	31.26%	Record

(Advisor Class A Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
First Clearing LLC 1 North Jefferson Avenue Saint Louis, MO 63103-2205	N/A	N/A	23.79%	Record
Janney Montgomery Scott LLC 1801 Market Street Philadelphia, PA 19103-1628	N/A	N/A	18.34%	Record
National Financial Services, LLC FBO Its Customers P.O. Box 3730 New York, NY 10008-3730	N/A	N/A	10.75%	Record
Merrill Lynch Pierce, Fenner & Smith FBO Its Customers 4800 Deer Lake Dr E Jacksonville, FL 32246-6484	N/A	N/A	8.20%	Record

(Advisor Class C Shares)
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
First Clearing LLC 1 North Jefferson Avenue Saint Louis, MO 63103-2205	N/A	N/A	22.54%	Record
Merrill Lynch Pierce, Fenner & Smith FBO Its Customers 4800 Deer Lake Dr E Jacksonville, FL 32246-6484	N/A	N/A	13.67%	Record

Pershing LLC One Pershing Plaza Jersey City, NJ 07399-0002	N/A	N/A	12.69%	Record
Janney Montgomery Scott LLC 1801 Market Street Philadelphia, PA 19103-1628	N/A	N/A	5.57%	Record

(Institutional Class Shares)
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Kinetics Asset Management, Inc. 555 Taxter Road, Suite 175 Elmsford, NY 10523-2314	Kinetics Asset Management, Inc.	NY	100%	Beneficial

The Water Infrastructure Fund
(No Load Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC FBO Its Customers P.O. Box 3730 New York, NY 10008-3730	Fidelity Management & Research Co.	DE	34.48%	Record
Charles Schwab & Co., Inc. FBO Its Customers 101 Montgomery Street San Francisco, CA 94104-4151	N/A	N/A	23.16%	Record
Prudential Investment Management 100 Mulberry Street 3 Gateway Ctr Ste 11 Newark, NJ 07102-4000	N/A	N/A	20.80%	Record

(Institutional Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Citigroup Global Markets Inc. 333 West 34th Street, Floor 3 New York, NY 10001-2402	Citigroup Global Markets, Inc.	NY	69.17%	Record
Kinetics Asset Management, Inc. 555 Taxter Road, Suite 175 Elmsford, NY 10523-2314	Kinetics Asset Management Inc.	NY	30.31%	Beneficial

(Advisor Class A Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
MSCS Financial Services 700 17th Street, Floor 3 Denver, CO 80202-3502	MSCS Financial Services, LLC	CO	39.88%	Beneficial
Janney Montgomery Scott LLC 1801 Market Street Philadelphia, PA 19103-1628	N/A	N/A	9.13%	Record
First Clearing LLC 1 North Jefferson Avenue Saint Louis, MO 63103-2205	N/A	N/A	7.11%	Record
UBS Financial Services Inc. 1000 Harbor Boulevard Weehawken, NJ 07086-6761	N/A	N/A	6.58%	Record

(Advisor Class C Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
First Clearing LLC 1 North Jefferson Avenue Saint Louis, MO 63103-2205	First Clearing, LLC	MO	35.88%	Record
Citigroup Global Markets Inc. 333 West 34th Street 3rd Floor New York, NY 10001-2402	N/A	N/A	17.44%	Record
National Financial Services, LLC FBO Its Customers P.O. Box 3730 New York, NY 10008-3730	N/A	N/A	6.26%	Record
Janney Montgomery Scott LLC 1801 Market Street Philadelphia, PA 19103-1628	N/A	N/A	5.08%	Record

The Multi-Disciplinary Fund
(No Load Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC FBO Its Customers P.O. Box 3730 New York, NY 10008-3730	Fidelity Management & Research Co.	DE	84.85%	Record
Kinetics Asset Management, Inc. 555 Taxter Road, Suite 175 Elmsford, NY 10523-2314	N/A	N/A	13.66%	Beneficial

(Institutional Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Kinetics Asset Management, Inc. 555 Taxter Road, Suite 175 Elmsford, NY 10523-2314	Kinetics Asset Management Inc.	NY	100%	Beneficial

(Advisor Class A Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Kinetics Asset Management, Inc. 555 Taxter Road, Suite 175 Elmsford, NY 10523-2314	Kinetics Asset Management Inc.	NY	97.75%	Beneficial

(Advisor Class C Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Kinetics Asset Management, Inc. 555 Taxter Road, Suite 175 Elmsford, NY 10523-2314	Kinetics Asset Management Inc.	NY	92.35%	Beneficial
RBC Capital Markets Corp 60 South 6th Street Minneapolis, MN 55402-4400	N/A	N/A	7.65%	Record

The Kinetics Government Money Market Fund

(No Load Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Kinetics Asset Management, Inc. 555 Taxter Road, Suite 175 Elmsford, NY 10523-2314	N/A	N/A	14.36%	Beneficial

UBS Financial Services, Inc. 1000 Harbor Boulevard Weehawken, NJ 07086-6761	N/A	N/A	7.02%	Record
US Bank NA Cust Linda K. Domnitz IRA 129 168th Avenue NE Bellevue, WA 98008-4536	N/A	N/A	6.33%	Beneficial

Management Ownership

As of March 31, 2009, the officers and/or Directors of the Funds as a group owned less than 1% of the outstanding shares of the Funds and each Fund Class, with the exception of the No Load Class of the Global Fund, the Market Opportunities Fund, the Multi-Disciplinary Fund and the Small Cap Opportunities Fund.  As of March 31, 2009, the officers and Directors of the Funds as a group owned 15.94%, 10.03%, 58.96% and 1.00% of the outstanding shares of the No Load Class of the Global Fund, the Market Opportunities Fund, the Multi-Disciplinary Fund and the Small Cap Opportunities Fund, respectively.

Proxy Voting Policies

The Trust, on behalf of the Portfolios, has delegated the voting of portfolio securities to the Adviser.  The Adviser has adopted policies and procedures for the voting of proxies on behalf of client accounts, including the Portfolios, for which the Adviser has voting discretion.  Pursuant to these policies and procedures, the Adviser’s guiding principles in voting proxies is to ensure that the manner in which proxies are voted is in the best interest of its clients and the value of the investment.  To this end, an independent third party proxy service, RiskMetrics Group (“RiskMetrics”), has been retained by the Adviser for their fundamental research on the proxy question and subsequent recommendations.  Proxies are voted by RiskMetrics in accordance with their proxy voting guidelines with the intent of serving the best interests of the Adviser’s clients.  The Adviser’s Proxy Voting Policies and Procedures and a summary of RiskMetrics’ guidelines are attached as Appendix B.

RiskMetrics will inform the Adviser’s proxy administrator of any proxies that do not fall within the adopted guidelines.  The Adviser’s proxy administrator will send the proxies in question to the relevant Portfolio’s portfolio manager for review, documentation of vote rationale, and signature.  In the event the designated portfolio manager is unavailable, the proxy will be forwarded to the Chief Investment Strategist for execution.

RiskMetrics also updates and revises the Guidelines on a periodic basis, and the revisions are reviewed by the Adviser to determine whether they are consistent with the Adviser’s guiding principles.  RiskMetrics also assists the Adviser in the proxy voting process by providing operational, recordkeeping and reporting services.

The Adviser is responsible for reviewing its relationship with RiskMetrics and for evaluating the quality and effectiveness of the various services provided by RiskMetrics.  The Adviser may hire other service providers to replace or supplement RiskMetrics with respect to any of the services the Adviser currently receives from RiskMetrics.

The Adviser has implemented procedures that are intended to prevent conflicts of interest from influencing proxy voting decisions.  These procedures include the Adviser’s use of RiskMetrics as an independent third party and a review and approval process for individual decisions that do not follow RiskMetrics’ recommendations.

More Information

The Portfolio’s actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.  In addition, a copy of the Trust’s proxy voting policies and procedures are also available by calling toll-free at 1-800-930-3828 and will be sent within three business days of receipt of a request.

Investment Adviser

The Board of the Trustees of the Trust, on behalf of the Portfolios, approved advisory contracts (collectively, the “Advisory Agreement”) with Kinetics.  This Advisory Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Portfolios.  In either event, it must also be approved by a majority of the Trustees of the Portfolios who are neither parties to the Advisory Agreement nor “interested persons” of the Trust as defined in the 1940 Act at a meeting called for the purpose of voting on such approval.  The Adviser’s investment decisions are made subject to the direction and supervision of the Board of Trustees.  The Advisory Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolios.  Ultimate decisions as to a Portfolio’s investment policies are made by the Portfolio’s officers and the Trustees.

Under the Advisory Agreement, Kinetics furnishes investment advice to the Portfolios by continuously reviewing the securities portfolios and recommending to the Portfolios to what extent securities should be purchased or sold.  Pursuant to the Advisory Agreement, the Adviser:

(1)	renders research, statistical and advisory services to the Portfolios;
(2)	makes specific recommendations based on the Portfolios’ investment requirements; and
(3)	pays the salaries of those of the Portfolios’ employees who may be officers or directors or employees of the Adviser.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for each Portfolio (other than the Multi-Disciplinary Portfolio) is available in the Funds’ semi-annual report to shareholders for the period ended June 30, 2008.  A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Multi-Disciplinary Portfolio is available in the Funds’ annual report to shareholders for the period ended December 31, 2007.

Advisory Fees

For the above advisory services, the Portfolios have each agreed to pay to Kinetics an annual fee of 1.25% (or 0.50% in the case of the Kinetics Government Money Market Portfolio) of each Portfolio’s average daily net assets.  All fees are computed on the average daily closing net asset value (“NAV”) of the Portfolios and are payable monthly.  Advisory fees are subsequently allocated to the Funds based on each Fund’s respective interest in the corresponding Portfolio.  Prior to October 27, 2008, Aqua Terra Asset Management, LLC served as sub-adviser to the Water Infrastructure Portfolio and received sub-advisory fees from Kinetics.

During the fiscal years ended December 31, 2008, 2007, and 2006, the advisory fees payable to the Adviser that were allocated to the Funds were as follows:

Advisory Fees(1)	2008	2007	2006
The Internet Portfolio	$1,272,245	$1,789,238	$1,795,756
The Global Portfolio	$0	$47,034	$0
The Paradigm Portfolio	$38,219,474	$440,456,461	$14,439,700
The Medical Portfolio	$73,721	$226,075	$89,474
The Small Cap Opportunities Portfolio	$6,535,610	$10,619,057	$2,820,142
The Market Opportunities Portfolio(2)	$986,371	$723,098	$17,358
The Water Infrastructure Portfolio(3)	$130,614	$21,952	N/A
The Multi-Disciplinary Portfolio(4)	$0	N/A	N/A
The Kinetics Government Money Market Portfolio	$0	$5,867	$0
(1)	Fees reflect Master Portfolio level expenses allocated to the Feeder Funds.
(2)	The Market Opportunities Fund commenced operations on January 31, 2006.
(3)	The Water Infrastructure Fund commenced operations on June 29, 2007.
(4)	The Multi-Disciplinary Fund commenced operations on February 11, 2008.

The Advisor has voluntarily agreed to waive advisory fees allocated to the Funds and to reimburse Fund expenses in order to keep total annual Fund operating expenses at a certain percentage for each Fund, as described in the Prospectuses.  During the fiscal years ended December 31, 2008, 2007, and 2006, Kinetics waived advisory fees and reimbursed other Fund expenses in the following amounts:

	2008		2007		2006
Waiver and Reimbursements	Advisory Fee Waiver	Expense Reimbursements	Advisory Fee Waiver	Expense Reimbursement	Advisory Fee Waiver	Expense Reimbursement
The Internet Fund	$138,654	$0	$0	$0	$0	$0
The Global Fund	$35,143	$95,807	$47,034	$41,551	$43,725	$5,198
The Paradigm Fund	$1,703,490	$0	$167,654	$0	$666,177	$354,998
The Medical Fund	$162,123	$0	$0	$1,001,367	$97,885	$0
The Small Cap Opportunities Fund	$746,353	$0	$0	$415,199	$243,074	$177,145
The Market Opportunities Fund(1)	$146,058	$0	$99,006	$0	$54,936	$0
The Kinetics Government Money Market Fund	$10,912	$50,225	$5,867	$58,152	$4,998	$24,797
The Water Infrastructure Fund(2)	$106,299	$0	$21,952	$12,156	N/A	N/A
The Multi-Disciplinary Fund(3)	$4,281	$51,170	N/A	N/A	N/A	N/A
(1)	The Market Opportunities Fund commenced operations on January 31, 2006.
(2)	The Water Infrastructure Fund commenced operations on June 29, 2007.
(3)	The Multi-Disciplinary Fund commenced operations on February 11, 2008.

Kinetics has also entered into a Research Agreement with Horizon Asset Management, Inc. (“Horizon”) and is solely responsible for the payment of all fees owing to Horizon.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Funds or by the Portfolios or by the Funds and the Portfolios jointly, as more fully described below.  The Funds and/or Portfolios pay all other expenses, including:

•	fees and expenses of directors not affiliated with the Adviser;
•	legal and accounting fees;
•	interest, taxes, and brokerage commissions; and
•	record keeping and the expense of operating its offices.

Portfolio Managers

Mr. Peter B. Doyle
Mr. Doyle serves as the Chief Investment Strategist for the Portfolios, the primary Portfolio Manager of the Internet Portfolio, and a Co-Portfolio Manager of the Paradigm Portfolio, the Small Cap Opportunities Portfolio, the Market Opportunities Portfolio and the Multi-Disciplinary Portfolio.  The following provides information regarding other accounts managed by Mr. Doyle as of December 31, 2008:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	3	$436 Million	0	$0
Other Pooled Investment Vehicles	8	$1.63 Billion	4	$334 Million
Other Accounts	1,452	$1.01 Billion	0	$0

Mr. Steven Tuen
Mr. Tuen is a lead Co-Portfolio Manager for the Global Portfolio, and a member of the investment team for each other Portfolio.  The following provides information regarding other accounts managed by Mr. Tuen as of December 31, 2008:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Mr. Murray Stahl
Mr. Stahl serves as the Co-Portfolio Manager for the Paradigm Portfolio, the Small Cap Opportunities Portfolio, the Market Opportunities Portfolio and the Multi-Disciplinary Portfolio, and is a member of the investment team for each other Portfolio.  The following provides information regarding other accounts managed by Mr. Stahl as of December 31, 2008:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	6	$543.8 Million	0	$0
Other Pooled Investment Vehicles	19	$1.89 Billion	14	$589.2 Million
Other Accounts	777	$1.46 Billion	0	$0

Mr. Paul Mampilly
Mr. Mampilly is a lead Co-Portfolio Manager for the Global Portfolio, the Paradigm Portfolio, the Small Cap Opportunities Portfolio and the Market Opportunities Portfolio, and is a member of the investment team for each other Portfolio.  The following provides information regarding other accounts managed by Mr. Mampilly as of December 31, 2008:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	3	$463 Million	0	$0
Other Pooled Investment Vehicles	8	$1.63 Billion	4	$334 Million
Other Accounts	1,709	$951.4 Million	0	$0

Mr. B. Paul Abel
Mr. Abel is the lead Portfolio Manager for the Medical Portfolio and is a member of the investment team for each other Portfolio.  The following provides information regarding other accounts managed by Mr. Abel as of December 31, 2008:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	3	$331 Million	3	$331 Million
Other Accounts	0	$0	0	$0

Mr. William Brennan
Mr. Brennan is the lead Portfolio Manager for the Water Infrastructure Portfolio.  The following provides information regarding other accounts managed by Mr. Brennan as of December 31, 2008:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

As of December 31, 2008, the Portfolio Managers beneficially owned shares of the Funds as shown below, except for Mr. Doyle and Mr. Mampilly whose beneficial ownership is as of April 30, 2009.

Dollar Range of Equity Securities in the Funds Beneficially Owned
A. B. C. D. E. F. G.	None $1-$10,000 $10,001-$50,000 $50,001-$100,000 $100,001-$500,000 $500,001-$1,000,000 Over $1,000,000

Name of Fund
	Peter Doyle	Steven Tuen	Murray Stahl	B. Paul Abel	P. Mampilly	William Brennan
Internet Fund	B.
Global Fund		A.			B.
Paradigm Fund	G.		C.		A.
Medical Fund				B.
Small Cap Opportunities Fund	G.		C.		A.
Market Opportunities Fund	G.		B.		C.
Water Infrastructure Fund						A.
Multi-Disciplinary Fund	F.		A.

Compensation

Portfolio Managers are compensated with a base salary and bonus.  The base salary is a fixed amount.  Bonuses are subjective and are not tied to performance of the Funds, but instead are based on the overall contribution to the firm.  The Portfolio Managers also have access to a 401(k) retirement plan (to which the Adviser may make pretax contributions).  Additionally, certain Portfolio Managers are also equity owners of the Adviser.

Material Conflicts of Interest.

The Adviser’s portfolio managers are responsible for managing one or more of the Portfolios, as well as other accounts.  A portfolio manager may manage a separate account or other pooled investment vehicle that may have a materially higher or lower fee arrangement than the Portfolio or that may have a performance fee arrangement.  The side-by-side management of these accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.  In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible that due to varying investment restrictions among accounts and for other reasons that certain investments could be made for some accounts and not others or conflicting investment positions could be taken among accounts.  The Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner.  The Adviser seeks to provide best execution of all securities transactions and aggregates and then allocates securities to client accounts in a fair and timely manner.  To this end, the Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

Shareholder Servicing

The Adviser has entered into shareholder servicing agreements with the Funds under which the Adviser may perform, or arrange for others to perform, certain shareholder servicing functions.  The Adviser has entered into written agreements with shareholder servicing agents that perform shareholder services on behalf of their clients who own shares of the Funds.  For these shareholder servicing functions, the Adviser and/or shareholder servicing agents are entitled to receive an annual shareholder servicing fee in the amount of 0.25% of the average daily net assets for each of the No-Load Class and Advisor Classes of the Fund and 0.20% of the average daily net assets of the Institutional Class of the Fund.  The Adviser has contractually agreed to waive and/or reimburse a portion of the shareholder servicing fee with respect to the Institutional Class in excess of 0.05% of the average daily net assets of the Institutional Class until at least May 1, 2010.  The Adviser and/or its affiliates may pay additional compensation from time to time, out of their respective assets and not as an additional charge to the Funds, to selected shareholder servicing agents and other persons in connection with providing services to shareholders of the Funds.  During the fiscal years ended December 31, 2008, 2007, and 2006, the Funds paid shareholder servicing fees as follows:

Shareholder Servicing Fees	2008	2007	2006
The Internet Fund	$281,951	$357,676	$358,542
The Global Fund	$7,095	$9,423	$8,761
The Paradigm Fund	$7,708,960	$7,790,186	$2,626,018
The Medical Fund	$47,304	$45,344	$37,469
The Small Cap Opportunities Fund	$1,353,567	$1,992,779	$414,676
The Market Opportunities Fund(1)	$227,074	$146,364	$14,781
The Kinetics Government Money Market Fund	$5,481	$2,942	$2,513
The Water Infrastructure Fund(2)	$47,696	$4,494	N/A
The Multi-Disciplinary Fund(3)	$821	N/A	N/A
(1)	The Market Opportunities Fund commenced operations on January 31, 2006.
(2)	The Water Infrastructure Fund commenced operations on June 29, 2007.
(3)	The Multi-Disciplinary Fund commenced operations on February 11, 2008.

Administrative Services

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as Administrator of the Funds.  The Administrator is entitled to receive annual fees of 0.04% based on each Fund’s first $1 billion in average net assets, 0.02% on the next $6 billion in average net assets, and 0.015% on the balance, plus out-of-pocket expenses, which are payable monthly.  During the fiscal years ended December 31, 2008, 2007, and 2006, the aggregate amounts payable by the Funds to U.S. Bancorp (including amounts payable by the Portfolios and allocated to the Funds) for administrative services were as follows:

Administrative Services Fees(1)	2008	2007	2006
The Internet Fund	$71,628	$91,716	$151,247
The Global Fund	$1,801	$2,473	$3,654
The Paradigm Fund	$2,027,879	$2,081,981	$1,178,057
The Medical Fund	$11,917	$12,325	$15,329
The Small Cap Opportunities Fund	$446,888	$464,480	$250,988
The Market Opportunities Fund(1)	$58,177	$36,426	$5,216
The Kinetics Government Money Market Fund	$1,456	$768	$1,057
The Water Infrastructure Fund(2)	$13,161	$1,059	N/A
The Multi-Disciplinary Fund(3)	$228	N/A	N/A
(1)	Fees reflect Feeder Fund level expenses as well as Master Portfolio level expenses allocated to the Feeder Funds.
(2)	The Market Opportunities Fund commenced operations on January 31, 2006.
(3)	The Water Infrastructure Fund commenced operations on June 29, 2007.
(4)	The Multi-Disciplinary Fund commenced operations on February 11, 2008.

U.S. Bancorp also serves as the Funds’ accountant and transfer agent.  As such, U.S. Bancorp provides certain shareholder services and record management services and acts as the Portfolios’ dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

•	establish and maintain shareholders’ accounts and records,
•	process purchase and redemption transactions,
•	process automatic investments of client account cash balances,
•	answer routine client inquiries regarding the Portfolios,
•	assist clients in changing dividend options,
•	account designations, and addresses, and
•	providing such other services as the Portfolios may reasonably request.

Distributor

Kinetics Funds Distributor, Inc. (“KFDI”), 555 Taxter Road, Suite 175, Elmsford, New York 10523, is the distributor of the Funds’ shares.  KFDI is a registered broker-dealer and member of the Financial Industry Regulatory Authority, and an affiliate of the Adviser.

The Distributor was paid the following commissions on sales of Advisor Class A shares during the last three fiscal years.

Fund	2008	2007	2006
The Internet Fund	$3,904	$16,148	$262
The Global Fund(1)	$6,802	N/A	N/A
The Paradigm Fund	$2,867,047	$8,351,816	$3,449,208
The Medical Fund	$67,035	$30,600	$9,980
The Small Cap Opportunities Fund	$153,377	$604,837	$223,209
The Market Opportunities Fund(2)	$362,397	$1,133,032	$339,708
Water Infrastructure Fund(3)	$125,732	$103,619	N/A
Multi-Disciplinary Fund(4)	$143	N/A	N/A
(1)	The Advisor Class A shares of the Global Fund commenced operations on May 19, 2008.
(2)	The Market Opportunities Fund commenced operations on January 31, 2006.
(3)	The Water Infrastructure Fund commenced operations on June 29, 2007.
(4)	The Multi-Disciplinary Fund commenced operations on February 11, 2008.

The Distributor retained approximately the following commissions on sales of Advisor Class A shares during the last three fiscal years:

Fund	2008	2007	2006
The Internet Fund	$344	$1,478	$23
The Global Fund(1)	$754	N/A	N/A
The Paradigm Fund	$290,509	$867,232	$345,413
The Medical Fund	$6,265	$3,049	$892
The Small Cap Opportunities Fund	$15,644	$59,756	$22,436
The Market Opportunities Fund(2)	$40,099	$117,439	$35,329
Water Infrastructure Fund(3)	$12,702	$10,775	N/A
Multi-Disciplinary Fund(4)	$12	N/A	N/A
(1)	The Advisor Class A shares of the Global Fund commenced operations on May 19, 2008.
(2)	The Market Opportunities Fund commenced operations on January 31, 2006.
(3)	The Water Infrastructure Fund commenced operations on June 29, 2007.
(4)	The Multi-Disciplinary Fund commenced operations on February 11, 2008.

The following table shows all sales charges, commissions and other compensation received by KFDI directly or indirectly from the Funds during the fiscal year ended December 31, 2008.

Fund	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption and Repurchase	Brokerage Commissions in Connection with Fund Transactions	Other Compensation(2)
The Internet Fund	$344	0	0	0
The Global Fund(3)	$754	0	0	0
The Paradigm Fund	$290,509	0	0	0
The Medical Fund	$6,265	0	0	0
The Small Cap Opportunities Fund	$15,644	0	0	0
The Market Opportunities Fund	$40,099	0	0	0
Water Infrastructure Fund	$12,702	0	0	0
Multi-Disciplinary Fund(4)	$12	0	0	0
(1)	Represents amounts received from front-end sales charges on Advisor Class A shares.
(2)	Represents payments made under Distribution Plans (see “Distribution Plans” below.)
(3)	The Advisor Class A shares of the Global Fund commenced operations on May 19, 2008.
(4)	The Multi-Disciplinary Fund commenced operations on February 11, 2008.

Distribution Plans

The Company, on behalf of the Funds, has adopted separate Distribution Plans pursuant to Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act (the “Plans”) for each of the Advisor Class A and Advisor C shares.  Under the Advisor Class A Plan, Advisor Class A shares may pay up to an annual rate of 0.50% (currently limited to 0.25%) of the average daily NAV of such shares to the Distributor or other qualified recipient under the Plan.  Under the Advisor Class C Plan, Advisor Class C shares may pay an annual rate of 0.75% of the average daily NAV of Advisor Class C shares to the Distributor.

The Plan for the Advisor Class A shares is a “reimbursement” plan that provides the Company the ability to use assets of the Funds to reimburse KFDI and other qualified recipients (e.g., securities dealers, financial institutions and other industry professionals) for any expenses incurred in connection with any activity that is principally intended to result in the sale of the Funds’ shares subject to the Plan up to 0.50% of average daily net assets.  The Plan for Advisor Class C shares is a “compensation” type plan that provides the Company with the ability to use assets of the Funds to pay KFDI and other qualified recipients (e.g., securities dealers, financial institutions and other industry professionals) fees in the amount of 0.75% of average daily net assets to finance any activity that is principally intended to result in the sale of the Funds’ shares subject to the Plan.

Activities covered by the Plans include:

•	the advertising and marketing of shares of the Funds covered by the Plans;
•	preparing, printing, and distributing Prospectuses and sales literature to prospective shareholders, brokers, or administrators; and
•	implementing and operating the Plans.

The Plans must be renewed annually by the Board of Directors, including a majority of the Directors who have no direct or indirect financial interest in the operation of the Plans (“Independent Directors”), cast in person at a meeting called for that purpose.  As long as the Plans are in effect, the Independent Directors must select and nominate other Independent Directors.

The Plans and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval by a majority of the Funds' outstanding shares covered by the Plans.  All material amendments to the Plans or any related agreements must be approved by a vote of the Independent Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

KFDI is required to report in writing to the Board of Directors, at least quarterly, on the amounts and purpose of any payments made under the Plans.  KFDI is also required to furnish the Board of Directors with such other information as may reasonably be requested in order to enable the Directors to make an informed determination of whether the Plans should be continued.

Pursuant to the Plans, during the fiscal year ending December 31, 2008, the Advisor Class A and Advisor Class C shares accrued the following fees:

Advisor Class A shares

12b-1 Fees	2008
The Internet Fund	$1,092
The Global Fund(1)	$154
The Paradigm Fund	$1,140,388
The Medical Fund	$5,017
The Small Cap Opportunities Fund	$62,125
The Market Opportunities Fund	$81,024
Water Infrastructure Fund	$10,717
Multi-Disciplinary Fund(2)	$211
(1)	The Advisor Class A shares of the Global Fund commenced operations on May 19, 2008.
(2)	The Multi-Disciplinary Fund commenced operations on February 11, 2008.

Advisor Class C shares

12b-1 Fees	2008
The Internet Fund	$1,003
The Global Fund(1)	$32
The Paradigm Fund	$2,085,388
The Medical Fund	$1,802
The Small Cap Opportunities Fund	$31,716
The Market Opportunities Fund	$48,155
Water Infrastructure Fund	$11,869
Multi-Disciplinary Fund(2)	$647
(1)	The Advisor Class A shares of the Global Fund commenced operations on May 19, 2008.
(2)	The Multi-Disciplinary Fund commenced operations on February 11, 2008.

These amounts were accrued and paid to broker-dealers as compensation for distribution services.  No payments pursuant to the Plans were made by the Funds for advertising, printing or mailing Prospectuses, or interest or other carrying or finance charges.

Custodian

U.S. Bank N.A. (“U.S. Bank”), with principal offices at 1555 N. River Center Drive, Suite 302, Milwaukee, WI 53212 is custodian for the securities and cash of the Portfolios.  Under a Custody Agreement, U.S. Bank holds the Portfolios’ assets in safekeeping and keeps all necessary records and documents relating to its duties.  U.S. Bank receives an annual fee equal to 0.005% of each Portfolio’s market value with a minimum annual fee of $3,000.

U.S. Bank also serves as custodian of the shares of beneficial interest of the Portfolios held by the Funds pursuant to a Custody Agreement under which U.S. Bank is responsible for the safekeeping of such shares of beneficial interest and all necessary records and documents relating to such shares.

Codes of Ethics

The Company, Kinetics and KFDI have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel subject to the particular Code of Ethics to invest in securities, including securities that may be purchased or held by the Portfolios, for their own accounts.

Valuation of Shares

Shares of the Funds are sold on a continual basis at the NAV per share next computed, plus any applicable sales charge, following acceptance of an order by the Funds.  The Funds’ NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. Eastern Time, 12:00 p.m. for the Kinetics Government Money Market Fund) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr.’s Day, Washington’s Birthday/President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

For all Portfolios except the Kinetics Government Money Market Portfolio, the Portfolios’ equity securities are valued each day at the last quoted sales price on the securities principal exchange.  If there is no sales price, a security is valued at the last reported bid price.  The Portfolios’ securities that are listed on the Nasdaq Stock Market Inc. are valued using the NASDAQ Official Closing Price (“NOCP”) , and if no NOCP is available, then at the last reported bid price.  In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the NYSE, “fair value” will be determined in good faith in accordance with procedures approved by the Board of Trustees.  The Portfolios may use independent pricing services to assist in calculating the NAV of the Portfolio’s shares.

Futures contracts listed for trading on a securities exchange or board of trade shall be valued at the last quoted sales price or, in the absence of a sale, at the last bid (for long positions) and ask (for short positions) prices.  Exchange traded options are valued at the last reported sale price on an exchange on which the option is traded.  If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used.  Non-exchange traded options also will be valued at the mean between the last bid and asked quotations.  Securities which have no public market and all other assets of the Portfolios are considered at such value as the Investment Adviser may determine in good faith, in accordance with the Portfolios’ valuation procedures as approved by the Board of Trustees.

The Portfolios’ debt obligations that are investment grade and that have 60 days or less remaining until maturity are valued at amortized cost.  Debt obligations (including convertible debt securities) (a) that are not investment grade or (b) that are investment grade and have more than 60 days remaining until maturity at purchase, will be valued as follows: Exchange-listed debt securities are valued at the last quoted sale price on the primary exchange on the valuation date.  If there are no sales on that day, the debt security is generally valued at mean of the current bid and asked prices.  Non-exchange-listed debt securities and other securities which, in the judgment of the Investment Adviser, do not properly represent the value of a security will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees.

Trading in foreign securities may be completed at times when the NYSE is closed.  In computing the NAV of each Fund and each corresponding Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the NYSE, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources.  In the absence of sales, the last available mean price between the closing bid and asked prices will be used.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.  Values of foreign securities are translated from the local currency into U.S. dollars on the basis of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the NYSE.  Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the NYSE, which events would not be reflected in the computation of a Portfolio’s net asset value.  If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

The NAV per share of each Class of shares of a Fund is computed by dividing the value of the securities held by the Fund plus any cash or other assets attributable to that Class (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses attributable to that Class) by the total number of shares of that Class outstanding at such time, as shown below:

(Value of Assets of the Class) - (Liabilities of the Class)	=	NAV per share
Shares Outstanding of the Class

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair market value.  In the event that amortized cost does not reflect market value, market prices as determined above will be used.  Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Portfolios.

The Kinetics Government Money Market Portfolio will utilize the amortized cost method in valuing its portfolio securities.  This method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.  The purpose of this method of calculation is to facilitate the maintenance of a consistent NAV per share for the Fund and the Portfolio of $1.00.  However, there is no assurance that the $1.00 NAV per share will be maintained.  Notwithstanding the preceding statement, Kinetics Government Money Market Fund shareholders will be guaranteed to receive a $1.00 net asset value for amounts that they held as of September 19, 2008 subject to the terms of the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds. (See “Treasury Guarantee Program” in the Fund’s Prospectus for more information about the Program’s scope and limitations.)

Portfolio Holdings Information

The Company, on behalf of the Funds, and the Trust, on behalf of the Portfolios, maintain policies and procedures relating to selective disclosure of portfolio holdings (“Portfolio Holdings Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds and the Portfolios.  These Portfolio Holdings Policies have been approved by the Board of Directors of the Company on behalf of the Funds and the Board of Trustees of the Trust on behalf of the Portfolios.  Disclosure of the Funds’/Portfolios’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  Under the Portfolio Holdings Policies, neither the Company/Trust nor any representative of the Company/Trust may solicit or accept any compensation or other consideration in connection with Portfolio Holdings.

The Adviser only discloses information concerning securities held by the Funds and the Portfolios under the following circumstances:

•
twenty calendar days after the end of each calendar month, the Adviser may post (a) the top fifteen (15) securities held by each Fund/Portfolio and their respective percentage of the Portfolio on the Company’s website and (b) the top five (5) performing and the bottom five (5) performing securities held by each of the Trust’s portfolios; and

•
as required by the federal securities laws, the Fund/Portfolio will disclose portfolio holdings in their applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

Portfolio holdings information that is not filed with the SEC or posted on the Company’s website may be provided to third parties only if the third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive.  Disclosure to such third parties must be approved in advance by the Company’s/Trust’s or Adviser’s President.  The Administrator is responsible for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other similar services for the Fund/Portfolio, as well as rating and ranking organizations, which will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and intermediaries that sell shares of a Fund/Portfolio,) only upon approval by the Company’s/Trust’s or Adviser’s President, who must first determine that the Fund/Portfolio has a legitimate business purpose for doing so.  In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality.  In accordance with the policy, the identity of those recipients who receive non-public portfolio holdings information on an ongoing basis is as follows: the Trust’s Adviser, the Company’s/Trust’s transfer agent and Administrator – U.S. Bancorp Fund Services, LLC, the Company’s/Trust’s independent registered public accounting firm, the Company’s/Trust’s custodian, the Company’s/Trust’s legal counsel and the Company’s/Trust’s proxy voting service.  Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions.  “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).  Portfolio holdings may also be provided earlier to shareholders and their agents who receive redemptions in kind that reflect a pro rata allocation of all securities held in the portfolio.  Third party providers of custodial or accounting services to the Fund may release non-public portfolio holdings information of a Fund/Portfolio only with the permission of the Administrator.  From time to time portfolio holdings information may be provided to broker-dealers solely in connection with a Fund/Portfolio seeking portfolio securities trading suggestions.  In providing this information reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Company’s/Trust’s Portfolio Holdings Policies set forth the third parties who receive portfolio holdings information pursuant to ongoing arrangements.  Furthermore, the Portfolio Holdings Policies can only be revised by Board approval.  The Board will be notified by the Adviser and the Administrator if disclosures are made concerning the Company’s/Trust’s portfolio holdings in contravention of the Company’s/Trust’s Portfolio Holdings Policies.

In determining the existence of a legitimate business purpose, and in order to ensure that the disclosure of the Company’s/Trust’s portfolio holdings is in the best interests of the Company’s/Trust’s shareholders, the following factors, and any additional relevant factors, shall be considered by the Company/Trust or its service providers when disclosing non-public portfolio holdings information to selected third parties:  (1) whether the disclosure is consistent with the anti-fraud provisions of the federal securities laws; and (2) avoidance of any conflicts of interest between the interests of the Company’s/Trust’s shareholders and the service providers.

Purchasing Shares

Shares of the Funds are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Funds.  Shares of the Funds are sold at their NAV plus any applicable sales charge.  Except for the Funds themselves (through KFDI), only investment dealers that have an effective selling agreement with the Funds are authorized to sell shares of the Funds.

Anti-Money Laundering Program

The Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and completing a thorough review of all New Account Application Forms.  The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Offering Price of Advisor Class A Shares

Advisor Class A Shares of the Funds are sold with a maximum front-end sales charge of 5.75%.  Using the NAV per share as of April 1, 2009, the maximum offering price of each Fund’s Advisor Class A Shares would be as follows:

Fund	Net Asset Value	Maximum Sales Charge	Offering Price to Public
The Internet Fund	$19.52	5.75%	$20.71
The Global Fund	$2.42	5.75%	$2.57
The Paradigm Fund	$12.92	5.75%	$13.71
The Medical Fund	$14.27	5.75%	$15.14
The Market Opportunities Fund	$7.20	5.75%	$7.64
The Small Cap Opportunities Fund	$12.50	5.75%	$13.26
Water Infrastructure Fund	$6.89	5.75%	$7.31
Multi-Disciplinary Fund	$8.16	5.75%	$8.66

The actual sales charge that is paid by an investor on the purchase of Advisor Class A Shares may differ slightly from the sales charge listed above or in the applicable Prospectus due to rounding in the calculations.  Contact your broker or dealer for further information.

Advisor Class A Shares – Sales Load Waivers

You will not have to pay a sales charge on purchases of Advisor Class A shares if:

•	You are an employee of a broker-dealer or agent that has a selling agreement with the Distributor;
•	You buy Advisor Class A shares under a wrap program or other all-inclusive program offered by your broker-dealer or agent; or
•	The sales charge is voluntarily waived under certain circumstances by your broker-dealer or agent at their discretion.

Please consult your broker-dealer or agent to determine whether you may be eligible for these waivers.

Employees, directors or trustees of the Adviser, KFDI, the Company, the Trust or any of their affiliates, and members of the families (including parents, grandparents, siblings, spouses, children, and in-laws) of such entities’ employees, directors or trustees will also not have to pay a sales charge on Advisor Class A shares.

Advisor Class A Shares – Reducing the Sales Charge

Advisor Class A shares of the Funds are sold at their NAV plus a sales charge as described in the Prospectus.  Shareholders can reduce the sales charge on purchases of Advisor Class A shares by:

•	purchasing larger quantities of shares or putting a number of purchases together to obtain the discounts
•	signing a 13-month letter of intent
•	using the reinvestment privilege
•	making concurrent purchases

Certain broker-dealers may reduce sales charges under certain circumstances.  Consult your broker-dealer.

Large Purchases and Quantity Discounts   As indicated in the applicable Prospectus, the more Advisor Class A shares a shareholder purchases, the smaller the sales charge per share.  If a shareholder purchases Advisor Class A shares on the same day as his or her spouse or children under 21, all such purchases will be combined in calculating the sales charges.

Also, if shareholders later purchase additional shares of a Fund, the purchases will be added together with the amount already invested in the Fund.  For example, if a shareholder already owns shares of a Fund with a value at the current NAV of $40,000 and subsequently purchases $10,000 more at the current NAV, the sales charge on the additional purchase would be 4.75%, not 5.75% as shown in the Prospectus.  At the time of purchasing additional purchases, shareholders should inform the Funds in writing that they already own Advisor Class A shares of the Fund.

Signing a Letter of Intent   If investors intend to purchase at least $50,000 of Advisor Class A shares over the next 13 months, they should consider signing a letter of intent (“LOI”) to reduce the sales charge.  A letter of intent includes a provision providing for the assessment of the sales charge for each purchase based on the amount you intend to purchase within the 13-month period.  It also allows the custodian to hold the maximum sales charge (i.e., 5.75%) in shares in escrow until the purchases are completed.  The shares held in escrow in the investor’s account will be released when the 13-month period is over.  If the investor does not purchase the amount stated in the letter of intent, the Fund will redeem the appropriate number of escrowed shares to cover the difference between the sales charge paid and the sales charge applicable to the individual purchases had the LOI not been in effect.  Any remaining escrow shares will be released from escrow.

The letter of intent does not obligate the investor to purchase shares, but simply allows the investor to take advantage of the lower sales charge applicable to the total amount intended to be purchased.  Any shares (except money market shares) purchased within 90 days of the date you establish a letter of intent may be used as credit toward fulfillment of the letter of intent, but the reduced sales charge will only apply to new purchases made on or after that date.  The investor’s prior trade prices will not be adjusted.

Reinvestment Privilege   If Advisor Class A shares of any of the Funds have been redeemed, the investor has a one-time right, within 60 days, to reinvest the redemption proceeds at the next-determined NAV without any sales charge.  Shareholders should inform the Funds, in writing, that they are reinvesting so that they will not be overcharged.

Concurrent Purchases   Another way to reduce the sales charge is to combine purchases made at the same time in a Fund and one or more other Funds that apply sales charges.  For example, if an investor invests $30,000 in Advisor Class A shares of one of the Funds, and $70,000 in Advisor Class A shares of another Fund, the sales charge would be lower.  Investors should inform the Funds in writing about the concurrent purchases so that they will not be overcharged.

Broker-Dealer Purchases   Purchases of Advisor Class A shares may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

Involuntary Redemptions   The Funds reserve the right to redeem shares of accounts where the account balance is less than $1,000 with respect to the No Load, Advisor Class A and Advisor Class C shares and less than $100,000 with respect to the Institutional Class.  See the applicable Prospectus for more information on accounts with low balances.

Exchange Privilege

Shareholders may exchange shares of a Fund for shares of any other Fund offered by the Company.  Exercising the exchange privilege is treated as a sale for federal income tax purposes and you may realize short or long-term capital gains or losses on the exchange.  An exchange of Fund shares, other than the Government Money Market Fund, held for 30 days or less may be subject to a 2.00% redemption fee.

Shareholders may exchange shares by telephone or in writing as follows:

•	By Telephone

You may exchange shares by telephone only if the shareholders registered on your account are the same shareholders registered on the account into which you are exchanging.  Exchange requests must be received before 4:00 p.m. Eastern time to be processed that day.

•	In Writing

You may send your exchange request in writing.  Please provide the Fund name and account number for each of the Funds involved in the exchange and make sure the letter of instruction is signed by all shareholders on the account.

Generally, you may only exchange No Load shares for No Load shares, Institutional Class shares for Institutional Class shares, Advisor Class A shares for Advisor Class A shares and Advisor Class C shares for Advisor Class C shares.  However, any share class of the  Funds may exchange into and out of the No Load Class of the Kinetics  Government Money Market Fund because the Kinetics Government Money Market Fund does not offer Advisor Class A, Advisor Class C or Institutional Class shares.  In all cases involving Advisor Class A share exchanges, shareholders will be required to pay a sales charge only once, assuming they are not eligible for a sales charge waiver.

NOTE:  The Funds may modify or terminate the exchange privilege at any time upon 60 days prior notice to shareholders.  Investors may have difficulty making exchanges by telephone through brokers or banks during times of drastic market changes.  If you cannot contact your broker or bank by telephone, you should send your request in writing via overnight mail.

Stock Certificates and Confirmations

The Funds do not intend to issue stock certificates representing shares purchased.  Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Funds to the shareholder’s address of record.

Special Incentive Programs

At various times the Funds may implement programs under which a dealer’s sales force may be eligible to (a) win nominal awards for certain sales efforts or as part of recognition programs conforming to criteria established by the Funds, or (b) participate in sales programs sponsored by the Funds.  In addition, the Adviser, in its discretion, may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Funds.  These programs will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

Investing Through Authorized Brokers or Dealers

The Funds may authorize one or more brokers to accept purchase orders on a shareholder’s behalf.  Brokers are authorized to designate intermediaries to accept orders on the Funds’ behalf.  An order is deemed to be received when an authorized broker or agent accepts the order.  Orders will be priced at the Funds’ NAV next computed after they are accepted by an authorized broker or agent.

For all classes other than the Institutional Class, if any authorized dealer receives an order of at least $1,000, the dealer may contact the Funds directly.  Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Funds by 4:00 p.m. Eastern Time on that day will be effected at the NAV per share determined as of the close of trading on the NYSE on that day.  Otherwise, the orders will be effected at the next determined NAV.  It is the dealer’s responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. Eastern Time.

Redemption of Shares

To redeem shares, shareholders may send a written request in “good order” to:

Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services
P.O. Box 701
Milwaukee, WI  53201-0701
1-800-930-3828

A written request in “good order” to redeem shares must include:

•	the shareholder’s name,
•	the name of the Fund;
•	the account number;
•	the share or dollar amount to be redeemed; and
•	signatures by all shareholders on the account.

The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If shareholders request redemption proceeds be sent to an address other than that on record with the Funds or proceeds be made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

•	a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;
•	a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;
•	a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or
•	any other “eligible guarantor institution” as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Funds and their transfer agent have adopted standards for accepting signature guarantees from the above institutions.  The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program.  The Funds and their transfer agent reserve the right to amend these standards at any time without notice.

Redemption Fees

The Funds, with the exception of the Kinetics Government Money Market Fund, are designed for long-term investors willing to accept the risks associated with a long-term investment.  The Funds are not designed for short-term traders.

For these reasons, the Funds, with the exception of the Kinetics Government Money Market Fund, assess a 2.00% fee on the redemption or exchange of Fund shares held for 30 days or less.  These fees will be paid to the Funds to help offset transaction costs.  Each Fund reserves the right to waive the redemption fee, subject to its sole discretion in instances it deems not to be disadvantageous to the Fund.

The Funds will use the first-in, first-out (“FIFO”) method to determine the 30-day holding period.  Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account.  If this holding period is 30 days or less, the redemption fee will be assessed using the current NAV of those shares.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Funds’ Systematic Withdrawal Plan, as these transactions are typically de minimis.  This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account.  The redemption fee will also not be assessed to accounts of the Adviser or its affiliates used to capitalize the Funds as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Funds.

Brokerage

Each Portfolio’s assets are invested by the Adviser in a manner consistent with the Portfolio’s investment objective, strategies, policies and restrictions and with any instructions the Board of Trustees may issue from time to time.  Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of each Portfolio.

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions may involve the payment by the Adviser on behalf of the Portfolios of negotiated brokerage commissions.  Such commissions vary among different brokers.  A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction.  Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States.  There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Adviser usually includes an undisclosed dealer commission or mark-up.  In underwritten offerings, the price paid by the Adviser on behalf of the Portfolios includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

U.S. Government securities generally are traded in the over-the-counter market through broker-dealers.  A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price.  The difference between the prices is known as a spread.

In placing orders for the purchase and sale of portfolio securities for the Portfolios, the Adviser seeks to obtain the best price and execution, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved.  For securities traded in the over-the-counter markets, the Adviser deals directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere.  The Adviser negotiates commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Adviser generally seeks reasonably competitive commission rates, the Portfolios do not necessarily pay the lowest commissions available.  The Board of Trustees periodically reviews the commission rates and allocation of orders.

When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Adviser.  Such research or services include advice, both orally and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.  To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser , the Adviser receives a benefit without providing any direct monetary benefit to the Portfolios from these transactions.  The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts that it manages, as opposed to solely benefiting one specific managed fund or account.

The Trust, on behalf of a Portfolio, may also enter into arrangements, commonly referred to as “broker/service arrangements” with broker-dealers pursuant to which a broker-dealer agrees to pay the cost of certain products or services provided to the Portfolio in exchange for fund brokerage.  Under a typical brokerage/service arrangement, a broker agrees to pay a portion of the Portfolio’s custodian, administrative or transfer agency fees, and, in exchange, the Portfolio agrees to direct a minimum amount of brokerage to the broker.  The Adviser, on behalf of the Trust, usually negotiates the terms of the contract with the service provider, which is paid directly by the broker.

The Portfolios may direct certain portfolio trades to unaffiliated brokers who pay a portion of the commissions for those trades in cash to the applicable Portfolio that generated the commission.

From time-to-time, the Adviser may effect transactions in portfolio securities with executing brokers that may also promote or sell shares of the Funds/Portfolios (“selling brokers”) pursuant to policies adopted by the Company’s/Trust’s Board of Directors/Trustees.  These policies provide that the Adviser shall not (i) take into consideration the promotion or sale of the Funds’/Portfolios’ shares as a factor in selecting executing brokers for the Funds/Portfolios, (ii) enter into an arrangement or understanding (whether oral or written) pursuant to which the Adviser directs, or is expected to direct, portfolio securities transactions or any other remuneration (as described below) to any broker or dealer in consideration for the promotion or sale of the Funds/Portfolios, and (iii) enter into a “step out” or any other type of arrangement under which a portion of the Funds’/Portfolios’ commission is directed to the selling brokers for the purpose of compensating such brokers for promoting or selling shares of the Funds/Portfolios.  This prohibition applies to all transactions whether such transaction involves a commission, mark-up, mark down, other fee or portion of another fee paid or to be paid from a transaction effected through an executing broker.

The same security may be suitable for a Portfolio, another Portfolio of the Trust or other private accounts managed by the Adviser.  If and when a Portfolio and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Portfolio and the accounts.  The simultaneous purchase or sale of the same securities by the Portfolio and other accounts may have a detrimental effect on the Portfolio, as this may affect the price paid or received by the Portfolio or the size of the position obtainable or able to be sold by the Portfolio.

All brokerage commissions are reflected at the Portfolio level.  The following table represents the total brokerage commissions paid by the Portfolios for the years ended December 31, 2008, 2007, and 2006 respectively:

Total Brokerage Commissions Paid	2008	2007	2006
The Internet Portfolio	$72,484	$55,916	$100,880
The Global Portfolio	$23,529	$2,847	$4,880
The Paradigm Portfolio	$1,871,854	$1,905,741	$1,710,960
The Medical Portfolio	$19,640	$24,500	$13,891
The Market Opportunities Portfolio(1)	$176,732	$1,196,988	$667,746
The Small Cap Opportunities Portfolio	$754,061	$111,735	$43,849
Water Infrastructure Portfolio(2)	$47,559	$10,124	N/A
Multi-Disciplinary Portfolio(3)	$6,233	N/A	N/A
(1)	The Market Opportunities Portfolio commenced operations on January 31, 2006.
(2)	The Water Infrastructure Portfolio commenced operations on June 29, 2007.
(3)	The Multi-Disciplinary Portfolio commenced operations on February 11, 2008.

The significant changes between the aggregate dollar amounts of brokerage commissions paid in 2007 and 2006 by the Internet Portfolio, the Global Portfolio, the Market Opportunities Portfolio and the Small Cap Opportunities Portfolio are due to the capital flows to each Portfolio.

During the fiscal year ended December 31, 2006, certain Portfolios effected a portion of their portfolio transactions through KBD Securities, LLC, which is an affiliate of the Adviser and the Distributor.  The table below discloses the aggregate amount of commissions paid to KBD Securities, LLC by the Portfolios during the fiscal years ended December 31, 2006.  No portfolio transactions were effected through KBD Securities, LLC during the fiscal years ended December 31, 2008 and 2007.

Total Affiliated Brokerage Commissions Paid(1)	2006 Aggregate Amount
The Internet Portfolio	$5,312
The Global Portfolio	$1,569
The Paradigm Portfolio	$62,827
The Medical Portfolio	$1,850
The Small Cap Opportunities Portfolio	$18,265
The Market Opportunities Portfolio(2)	$1,701
The Kinetics Government Money Market Portfolio	N/A
The Water Infrastructure Portfolio(3)	N/A
The Multi-Disciplinary Portfolio(4)	N/A
(1)	The commissions listed do not reflect brokerage credits issued to the Funds by KBD Securities, LLC.
(2)	The Market Opportunities Portfolio commenced operations on January 31, 2006.
(3)	The Water Infrastructure Portfolio commenced operations on June 29, 2007.
(4)	The Multi-Disciplinary Portfolio commenced operations on February 11, 2008.

Taxes

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses.  No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectuses are not intended as a substitute for careful tax planning.  Potential investors should consult their tax advisor with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectuses and this SAI are based on the Internal Revenue Code (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations as in effect on the date of this SAI.  Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

Federal – General Information

Each Fund has elected to be treated and intends to qualify for each taxable year as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code.  As a regulated investment company, each of the Funds generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders.  To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Each of the Funds invests all of its assets in and derives all of its income from a corresponding master portfolio, which is treated as a partnership for federal tax purposes, and each Fund will be treated as recognizing an allocable share of the income, gain, loss, deduction and credit of the master portfolio in which it invests.  For purposes of the income and diversification requirements, a Fund will be treated as receiving its allocable share of items of income and gain of the master portfolio and as owning its allocable share of the master portfolio’s assets.  Thus, a Fund’s ability to satisfy the income and diversification requirements depends upon the character of the master portfolio’s income and assets.  Each master portfolio intends to invest its assets so that its Fund investors will satisfy the income and diversification requirements.

Third, each Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

Each Fund intends to comply with this distribution requirement.  If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders.  In that event, shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  Each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

State and Local Taxes

Although each Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund could be subject to the tax laws of such states or localities.

Taxation of Certain Financial Instruments

The tax principles applicable to transactions in financial instruments, such as futures contracts and options, that may be engaged in by a master portfolio, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain.  The tax consequences of such transactions and investments will pass through to each Fund and may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax.  Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which any master portfolio invests, the corresponding Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the master portfolio fails to make an election to recognize income annually during the period of its ownership of the shares of the PFIC.

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, serves as the Funds’ independent registered public accounting firm.  Its services include an audit of the Funds’ financial statements and the performance of other related audit and tax services.

Financial Statements

The Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2008 has been filed with the SEC.  The financial statements, notes thereto and Report of Independent Registered Public Accounting Firm included in the Annual Report are incorporated by reference into this SAI.

Financial statements certified by the Funds’ independent registered public accounting firm will be submitted to shareholders at least annually.

Appendix A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – The obligor’s capacity to meet its financial commitment on the obligation is satisfactory.  Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher rating categories.

“A-3” – Obligor has adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – An obligation is regarded as having significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.  Ratings of “B1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category.

“C” – Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – Obligations are in payment default.  This rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue.  Currency of repayment is a key factor in this analysis.  An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.  Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Investors Service (“Moody’s”) short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term ratings scale applies to foreign currency and local currency ratings.  A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years.  Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest credit quality.  This designation indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good credit quality.  This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” – Securities possess fair credit quality.  This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

“B” – Securities possess speculative credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high default risk.  Default is a real possibility.  This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

“D” – Indicates an entity or sovereign that has defaulted on all of its financial obligations.

“NR” – This designation indicates that Fitch does not publicly rate the associated issue or issuer.

“WD” – This designation indicates that the rating has been withdrawn and is no longer maintained by Fitch.

The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits by only a small degree. Given the extremely tough definition DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt, and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.
“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the “R-1 (low)” category.  Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  Relative to the “R-2 (high)” category, entities rated “R-2 (middle)” typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry.  Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an “R-2 (middle)” credit.  However, “R-2 (low)” ratings still display a level of credit strength that allows for a higher rating than the “R-3” category, with this distinction often reflecting the issuer’s liquidity profile.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality, one step up from being speculative.  While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside the issuer’s control.  Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

“R-4” – Short-term debt rated R-4 is speculative.  R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear.  Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity.  Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low.  The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

“R-5” – Short-term debt rated R-5 is highly speculative.  There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity.  In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

“D” – A security rated “D” implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future.  In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation.  Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” – A subordinated debt or preferred stock obligation rated “C” is currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default.  The “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments may have been suspended in accordance with the instrument’s terms.

“D” – An obligation rated “D” is in payment default.  The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue.  Currency of repayment is a key factor in this analysis.  An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.  Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality.  “AAA” ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality.  “A” ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality.  “BBB” ratings indicate that there are currently expectations of low credit risk.  The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

“BB” – Securities considered to be speculative.  “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

“B” – Securities considered to be highly speculative.  “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” – Securities have high default risk.  Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.  A “CC” rating indicates that default of some kind appears probable.  “C” ratings signal imminent default.

“RD” – Indicates an entity has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

“D” – Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” category or to categories below “CCC”.

“NR” indicates that Fitch does not publicly rate the associated issue or issuer.

The following summarizes the ratings used by DBRS for long-term debt:

“AAA” - Long-term debt rated “AAA” is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity.  The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a “AAA” rating.

“AA” – Long-term debt rated “AA” is of superior credit quality, and protection of interest and principal is considered high.  In many cases they differ from long-term debt rated “AAA” only to a small degree.  Given the extremely restrictive definition DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

“A” – Long-term debt rated “A” is of satisfactory credit quality.  Protection of interest and principal is still substantial, but the degree of strength is less than that of “AA” rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

“BB” – Long-term debt rated “BB” is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession.  Entities in the “BB” range typically have limited access to capital markets and additional liquidity support.  In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

“B” – Long-term debt rated “B” is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

“CCC”, CC” and “C” –Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated “B.”  Long-term debt rated below “B” often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with “CC” and “C” normally used for lower ranking debt of companies for which the senior debt is rated in the “CCC” to “B” range.

“D” – A security rated “D” implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future.  In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation.  Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

(“high”, “low”) – Each rating category is denoted by the subcategories “high” and “low”.  The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category.  The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating.  Notes maturing beyond three years will most likely receive a long-term debt rating.  The following criteria will be used in making that assessment:

●   Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

●   Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1” – The issuers of these municipal notes exhibit a strong capacity to pay principal and interest.  Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” – The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels – “MIG-1” through “MIG-3”.  In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade.  MIG ratings expire at the maturity of the obligation.  The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
“MIG-2” – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Moody’s credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS.  Ratings are not buy, hold or sell recommendations and they do not address the market price of a security.  Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

Appendix B

U.S. Proxy Voting Guidelines Concise Summary

(Digest of Selected Key Guidelines)

January 15, 2009

Copyright © 2009 by RiskMetrics Group.
The policies contained herein are a sampling of select, key proxy voting guidelines and are not exhaustive. A full listing of RiskMetrics 2009 proxy voting guidelines can be found in the Jan. 15, 2009, edition of the U.S. Proxy Voting Manual.

All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group is a trademark used herein under license.

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1. Operational Items:

Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent;
•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;
•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or
•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:
•	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:
•	The tenure of the audit firm;
•	The length of rotation specified in the proposal;
•	Any significant audit-related issues at the company;
•	The number of Audit Committee meetings held each year;
•	The number of financial experts serving on the committee; and
•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

2. Board of Directors:
Voting on Director1 Nominees in Uncontested Elections
Vote on director nominees should be determined on a CASE-BY-CASE basis.
Vote AGAINST or WITHHOLD2 from individual directors who:
•
Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:

- Degree to which absences were due to an unavoidable conflict;

____________________

1 RiskMetrics’ classification of directors can be found in U.S. Proxy Voting Guidelines Summary.

2 In general, companies with a plurality vote standard use “Withhold” as the valid opposition vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid opposition vote for the particular company.

- Pattern of absenteeism; and
- Other extraordinary circumstances underlying the director’s absence;
•	Sit on more than six public company boards;
•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own-- withhold only at their outside boards.

Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:
•
The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;
•
The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•
The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•
The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;
•
At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

•
The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election- any or all appropriate nominees (except new) may be held accountable;

•
The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;
•	The full board is less than majority independent.

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:
•	The non-audit fees paid to the auditor are excessive;

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or
•
There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-by-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are indentified, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee if:
•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);
•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;
•	The company fails to submit one-time transfers of stock options to a shareholder vote;
•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;
•	The company has backdated options (see “Options Backdating” policy);

The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:

The company maintains the following counterbalancing features:

•
Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

- presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;
- serves as liaison between the chairman and the independent directors;
- approves information sent to the board;
- approves meeting agendas for the board;
- approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;
- has the authority to call meetings of the independent directors;
- if requested by major shareholders, ensures that he is available for consultation and direct communication;

•	Two-thirds independent board;

•	All independent key committees;
•	Established governance guidelines;
•
A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:
- Egregious compensation practices;
- Multiple related-party transactions or other issues putting director independence at risk;
- Corporate and/or management scandals;
- Excessive problematic corporate governance provisions; or
- Flagrant board or management actions with potential or realized negative impact on shareholders.

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carveout for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that provides guidelines so that the company will promptly address the situation of a holdover director.

Performance/Governance Evaluation for Directors

Vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers, measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Evaluate board accountability and oversight at companies that demonstrate sustained poor performance.
Problematic provisions include but are not limited to:
•	a classified board structure;
•	a supermajority vote requirement;
•	majority vote standard for director elections with no carve out for contested elections;
•	the inability of shareholders to call special meetings;
•	the inability of shareholders to act by written consent;
•	a dual-class structure; and/or
•	a non-shareholder approved poison pill.

If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, also take into consideration the company’s five-year total shareholder return and five-year operational metrics in the evaluation.

3. Proxy Contests
Voting for Director Nominees in Contested Elections
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;
•	Background to the proxy contest;
•	Qualifications of director nominees (both slates);
•	Strategic plan of dissident slate and quality of critique against management;
•	Likelihood that the proposed goals and objectives can be achieved (both slates);
•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:
•	The election of fewer than 50% of the directors to be elected is contested in the election;
•	One or more of the dissident’s candidates is elected;
•	Shareholders are not permitted to cumulate their votes for directors; and
•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

4. Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations
Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.

Poison Pills
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or
•
The board, in exercising its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this “fiduciary out” will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;
•	A term of no more than three years;
•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;
•
Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors should be considered:
•	the trigger (NOL pills generally have a trigger slightly below 5%);
•	the value of the NOLs;
•	the term;
•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and
•	other factors that may be applicable.

In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be considered on a CASE-by-CASE basis) if the board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.

5. Mergers and Corporate Restructurings

Overall Approach
For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?
•	While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.
•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
•
Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable.  Management should also have a favorable track record of successful integration of historical acquisitions.

•
Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•
Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The change-in-control figure presented in the "RMG Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•
Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. State of Incorporation

Reincorporation Proposals
Evaluate management or shareholder proposals to change a company's state of incorporation on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:
•	Reasons for reincorporation;
•	Comparison of company's governance practices and provisions prior to and following the reincorporation; and
•	Comparison of corporation laws of original state and destination state

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization
Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance.  Take into account company-specific factors which include, at a minimum, the following:
•	Specific reasons/ rationale for the proposed increase;
•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;
•	The board’s governance structure and practices; and
•	Risks to shareholders of not approving the request.

Vote FOR proposals to approve increases beyond the allowable cap when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Preferred Stock

Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance.  Take into account company-specific factors which include, at a minimum, the following:
•	Specific reasons/ rationale for the proposed increase;
•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;
•	The board’s governance structure and practices; and
•	Risks to shareholders of not approving the request.

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;
•	The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval;
•
The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;
•
The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for poor pay practices.

Poor Pay Practices
Vote AGAINST or WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.

The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withhold vote recommendations:

•	Egregious employment contracts - Contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;
•	Excessive perks/tax reimbursements:

- Overly generous perquisites, which may include, but are not limited to the following: personal use of corporate aircraft, personal security system maintenance and/or installation, car allowances;

- Reimbursement of income taxes on executive perquisites or other payments;

- Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

Abnormally large bonus payouts without justifiable performance linkage or proper disclosure – Performance metrics that are changed, canceled or replaced during the performance period without adequate explanation of the action and the link to performance;

•	Egregious pension/SERP (supplemental executive retirement plan) payouts:

- Inclusion of additional years of service not worked that result in significant payouts;

- Inclusion of performance-based equity awards in the pension calculation;

•	New CEO with overly generous new hire package:

- Excessive “make whole” provisions;

- Any of the poor pay practices listed in this policy;

•	Excessive severance and/or change in control provisions:

- Inclusion of excessive change in control or severance payments, especially those with a multiple in excess of 3X cash pay;

- Payments upon an executive's termination in connection with performance failure;

- Change in control payouts without loss of job or substantial diminution of job duties (single-triggered);

- New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package;

- Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;

- New or materially amended employment or severance agreements that provide for an excise tax gross-up. Modified gross-ups would be treated in the same manner as full gross-ups;

- Perquisites for former executives such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

•	Dividends or dividend equivalents paid on unvested performance shares or units;

•	Poor disclosure practices:

- Unclear explanation of how the CEO is involved in the pay setting process;

- Retrospective performance targets and methodology not discussed;

- Methodology for benchmarking practices and/or peer group not disclosed and explained;

•	Internal Pay Disparity:

- Excessive differential between CEO total pay and that of next highest paid named executive officer (NEO);

•	Options backdating (covered in a separate policy);

•	Other excessive compensation payouts or poor pay practices at the company.

Other Compensation Proposals and Policies

Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals
Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.

For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:

Relative Considerations:

•	Assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;

•	Evaluation of peer groups used to set target pay or award opportunities;

•	Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);

•	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).

Design Considerations:

•	Balance of fixed versus performance-driven pay;

•	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.

Communication Considerations:

•
Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

•	Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

Employee Stock Purchase Plans-- Non-Qualified Plans
Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:
•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);
•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;
•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Option Exchange Programs/Repricing Options
Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

•	Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing--was the stock price decline beyond management's control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting--does the new option vest immediately or is there a black-out period?

•	Term of the option--the term should remain the same as that of the replaced option;

•	Exercise price--should be set at fair market or a premium to market;

•	Participants--executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

Share Buyback Holding Periods

Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock.

Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Stock Ownership or Holding Period Guidelines

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy.  The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

- Rigorous stock ownership guidelines, or

- A holding period requirement coupled with a significant long-term ownership requirement, or

- A meaningful retention ratio,

•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

Tax Gross-Up Proposals
Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

9. Corporate Social Responsibility (CSR) Issues
Overall Approach
When evaluating social and environmental shareholder proposals, RMG considers the following factors:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company's business as measured by sales, assets, and earnings;

•	The degree to which the company's stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company's analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Genetically Modified Ingredients
Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

•	The company's business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.

Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote AGAINST proposals to completely phase out GE ingredients from the company's products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.

Pharmaceutical Pricing, Access to Medicines, and Product Reimportation
Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company report on their product pricing policies or their access to medicine policies, considering:
•	The nature of the company’s business and the potential for reputational and market risk exposure;
•	The existing disclosure of relevant policies;
•	Deviation from established industry norms;
•	The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;
•	Whether the proposal focuses on specific products or geographic regions; and
•	The potential cost and scope of the requested report.
•	Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits
Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.

Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Climate Change
Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering whether:

•
The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Lobbying Expenditures/Initiatives
Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:

•	Significant controversies, fines, or litigation surrounding a company’s public policy activities,

•	The company’s current level of disclosure on lobbying strategy, and

•	The impact that the policy issue may have on the company’s business operations.

Political Contributions and Trade Association Spending
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.
Vote AGAINST proposals to publish in newspapers and public media the company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions and trade association spending, considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•
The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Labor and Human Rights Standards
Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

Sustainability Reporting
Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

•
The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame

KINETICS ASSET MANAGEMENT, INC.

PROXY VOTING POLICIES AND PROCEDURES

I.              INTRODUCTION AND OVERVIEW

Kinetics Asset Management, Inc. (“KAM”) has adopted these Proxy Voting Policies and Procedures (“KAM Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with respect to the voting of client proxies.  KAM is an investment adviser to an investment company (Kinetics Portfolios Trust) and institutional and private clients (together, the “Other Clients”) (Other Clients and Kinetics Portfolios Trust hereinafter referred to collectively as the “Clients”).  Pursuant to these Policies and Procedures, KAM shall vote proxies (a) on behalf of Kinetics Portfolios Trust and (b) on behalf of Other Clients for whom KAM has been given and agreed to accept voting authority.  The fundamental guideline followed by KAM in voting proxies is to ensure that the manner in which shares are voted is in the best interest of its Clients and the value of the investment.

II.            ADMINISTRATION

Proxy Voting Administration Through the Institutional Shareholder Services System.  KAM has delegated responsibility for the administration of proxy voting to Rick Metrics Group (“RiskMetrics”), a Delaware corporation, through the Internet-based proxy voting system operated by RiskMetrics.

Accordingly, RiskMetrics:

a.  processes all proxies received in connection with underlying portfolio securities held by KAM’s Clients;

b. applies RISKMETRICS’s proxy voting procedures (hereinafter, the “RISKMETRICS Proxy Voting Guidelines”), which KAM has reviewed, analyzed, and determined to be consistent with the views of KAM on the various types of proxy proposals; and

c.  maintains appropriate records of proxy voting that are easily-accessible by appropriate authorized persons of RISKMETRICS.

Accordingly, the KAM Policies and Procedures incorporate the RISKMETRICS Proxy Voting Guidelines, to the extent appropriate.  A copy of the current RISKMETRICS Proxy Voting Guidelines Summary is attached hereto at Appendix A.

KAM has given an authorization and direction letter to each Client’s custodian, which custodian then forwards all proxy statements received on behalf of the Client directly to RISKMETRICS to vote the proxies.  KAM updates RISKMETRICS’ Client list on a periodic basis.

When (i) the RISKMETRICS Proxy Voting Guidelines do not cover a specific proxy issue, and RISKMETRICS does not provide a recommendation, or (ii) RISKMETRICS recuses itself from voting proxies when it has a material conflict of interest with the company whose proxies are at issue, RISKMETRICS notifies KAM’s Proxy Administrator.  The Proxy Administrator will review the proxy with the Chief Compliance Officer (“CCO”) or Chief Investment Strategist (“CIS”), or their delegate(s) to determine whether KAM should vote the proxy.  In determining whether to vote a particular proxy, KAM will consider a variety of factors, including, but not limited to, the costs associated with voting, whether the proxy is in a foreign market and the feasibility of registering in that market, and the potential benefit derived from the vote.  If KAM determines to vote the proxy, the Proxy Administrator will instruct RISKMETRICS accordingly.  The CCO or CIS will use his or her best judgment in voting proxies on behalf of Clients.

In evaluating how to vote a proxy, the CCO or CIS may consider a variety of factors, including, but not limited to, information from various sources, including management of a company presenting a proposal, shareholder groups, and independent proxy research services.

Proxy Administrator.  KAM designates KAM’s Chief Compliance Officer, or his designee(s) as its Proxy Administrator (“Proxy Administrator”).  In addition to the duties described above, the Proxy Administrator also reviews questions and responds to inquiries from Clients and mutual fund shareholders pertaining to proxy issues and corporate responsibility.

Monitoring the RISKMETRICS Proxy Voting Guidelines.  Periodically, on request, KAM will require RISKMETRICS to provide a report and/or representation that all proxies voted by RISKMETRICS on behalf of KAM’s Clients during the applicable period were voted in accordance with the RISKMETRICS Proxy Voting Guidelines.

The CCO or CIS of KAM and the Proxy Administrator shall review the RISKMETRICS Proxy Voting Guidelines on a yearly basis to determine whether these guidelines continue to be consistent with KAM’s views on the various types of proposals covered by the RISKMETRICS Proxy Voting Guidelines.  The CCO or CIS will also review any material changes made by RISKMETRICS to the RISKMETRICS Proxy Voting Guidelines.

When reviewing the RISKMETRICS Proxy Voting Guidelines, KAM will consider, among other things, whether the Guidelines are designed to vote proxies in a manner consistent with the goal of voting in the best interest of its Clients.  KAM also shall review the KAM Policies and Procedures and the RISKMETRICS Proxy Voting Guidelines to make certain that both comply with any new rules promulgated by, or interpretations issued by, the SEC or other relevant regulatory policies.

Conflicts of Interest

RISKMETRICS issues voting recommendations and casts proxy votes strictly in accordance with pre-determined proxy voting guidelines, which KAM believes are in the best interests of its clients.  The adherence to pre-determined proxy voting guidelines by KAM and RISKMETRICS helps reduce conflicts of interests and helps ensure that proxy votes are cast in accordance with the best interests of KAM Clients.

Nevertheless, if a proxy proposal were to create a conflict of interest between the interests of a Client and those of KAM, the proxy will be voted strictly in conformity with the recommendation of RISKMETRICS.

To monitor compliance with these procedures, any proposed or actual deviation from a recommendation of RISKMETRICS must be reported to the CCO or CIS of KAM.  The CCO or CIS of KAM would then provide guidance concerning the proposed deviation and whether this deviation presents any potential conflict of interest.

In the case of Kinetics Portfolios Trust, KAM shall report each deviation from an RISKMETRICS recommendation regarding a proxy received in connection with underlying portfolio securities held by a Portfolio to the Board of Trustees of Kinetics Portfolios Trust at the next formal meeting of the Portfolio’s Board of Trustees.

In the case of Clients other than Kinetics Portfolios Trust, KAM: (i) shall maintain an appropriate record of each deviation from an RISKMETRICS recommendation regarding a proxy received in connection with underlying portfolio securities held by an Other Client.

As a matter of policy, the employees of KAM who manage proxy voting through RISKMETRICS shall not be influenced by outside sources.

III.           REPORTING AND RECORD RETENTION

KAM or RISKMETRICS will maintain the following records relating to proxy votes cast under these KAM Policies and Procedures.

I.	A copy of these KAM Policies and Procedures.

II.	A copy of the RISKMETRICS Proxy Voting Guidelines.

III.
A copy of proxy statements received regarding underlying portfolio securities held by Clients (received through RISKMETRICS, with either hard copies held by RISKMETRICS or electronic filings from the SEC’s EDGAR system).

IV.
Records of each vote cast on behalf of Clients including: (i) the name of the issuer of the portfolio security; (ii) the exchange ticker symbol of the portfolio security; (iii) the Council on Uniform Security Identification Procedures (“CUSIP”) number for the portfolio security; (iv) the shareholder meeting date; (v) a brief identification of the matter voted on; (vi) whether the matter was proposed by the issuer or by a security holder; (vii) whether KAM cast its vote on the matter; (viii) how KAM cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and (ix) whether KAM cast its vote for or against management.

IV.	A copy of any document created by the CCO or Proxy Administrator that was material to making a decision on how to vote proxies on behalf of a Client or that memorialized the basis for the decision.

V.	A copy of each written Client request for proxy voting information and a copy of any written response by KAM.

The foregoing records will be retained for such period of time as is required to comply with applicable laws and regulations.  The Proxy Administrator will cause copies of the foregoing records, as they relate to particular clients, to be provided to those clients upon request.

The most recent copy of the KAM Policies and Procedures are available on KAM’s website at www.kineticsfunds.com.  Questions related to the KAM Policies and Procedures should be directed in writing addressed to the Proxy Administrator at the address below:

Kinetics Asset Management, Inc.

Attn: Proxy Administrator

555 Taxter Road, Suite 175

Elmsford, New York 10523